                             GOLD TRACK PROSPECTUS
This prospectus describes Gold Track, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company", "Our", "Us" or "We"). The Contract was available for use in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and -non-qualified deferred compensation Plans. - The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class 2
  Dynamic Capital Appreciation Portfolio -- Service Class 2
  Equity-Income Portfolio -- Initial Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Developing Markets VIP Fund
  Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
  Global Research Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I
  ClearBridge Variable Large Cap Growth Portfolio -- Class I
  ClearBridge Variable Large Cap Value Portfolio -- Class I
  ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Western Asset Variable High Income Portfolio
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced Allocation Portfolio -- Class C
  American Funds(R) Growth Allocation Portfolio -- Class C
  American Funds(R) Moderate Allocation Portfolio -- Class C
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class B
  Harris Oakmark International Portfolio -- Class A
  Invesco Mid Cap Value Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Loomis Sayles Global Markets Portfolio -- Class A

  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class A
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  Barclays Aggregate Bond Index Portfolio -- Class A
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Large Cap Value Portfolio -- Class B
  BlackRock Money Market Portfolio -- Class E
  Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class A
  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  MSCI EAFE(R) Index Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.

This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                        PROSPECTUS DATED: APRIL 28, 2014

                              TABLE OF CONTENTS



                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    6
Fee Table.....................................................    9
Condensed Financial Information...............................   13
The Annuity Contract and Your Retirement Plan.................   13
  403(b) Plan Terminations....................................   14
  Other Plan Terminations.....................................   14
The Annuity Contract..........................................   14
  Contract Owner Inquiries....................................   15
  Allocated Contracts.........................................   15
  Unallocated Contracts.......................................   15
  Purchase Payments...........................................   15
  Purchase Payments ---- Section 403(b) Plans.................   16
  Accumulation Units..........................................   16
  Valuation of Assets.........................................   16
  The Funding Options.........................................   17
  Underlying Funds Which Are Fund of Funds....................   22
Charges and Deductions........................................   23
  General.....................................................   23
  Surrender Charge............................................   24
  Free Withdrawal Allowance...................................   25
  Mortality and Expense Risk Charge...........................   25
  Funding Option Expenses.....................................   25
  Variable Liquidity Benefit Charge...........................   25
  Administrative Charge.......................................   25
  TPA Administrative Charges..................................   26
  Premium Tax.................................................   26
  Income Taxes................................................   26
  Changes in Taxes Based upon Premium or Value................   26
  Account Reduction Loan Fees.................................   26
Transfers.....................................................   27
  Restrictions on Transfers...................................   27
  Dollar Cost Averaging.......................................   29
Access to Your Money..........................................   30
  Systematic Withdrawals......................................   30
  Account Reduction Loans.....................................   30
Ownership Provisions..........................................   31
  Types of Ownership..........................................   31
  Contract Owner..............................................   31
  Beneficiary.................................................   31
  Annuitant...................................................   31
  Abandoned Property Requirements.............................   31
Death Benefit.................................................   31
  Death Benefit Proceeds Prior to the Maturity Date...........   32
  Payment of Proceeds.........................................   32
  Death Proceeds after the Maturity Date......................   33


                                                               PAGE
                                                               -----
  Total Control Account.......................................   33
The Annuity Period............................................   34
  Maturity Date...............................................   34
  Variable Annuity............................................   34
  Fixed Annuity...............................................   34
  Election of Options.........................................   35
  Retired Life Certificate....................................   35
  Allocation of Cash Value During the Annuity Period..........   35
  Annuity Options.............................................   35
  Variable Liquidity Benefit..................................   36
Miscellaneous Contract Provisions.............................   37
  Right to Return.............................................   37
  Termination of Allocated Contracts..........................   37
  Contract Exchanges..........................................   38
  Contract Value..............................................   38
  Suspension of Payments......................................   39
  Misstatement................................................   39
  Funding Options.............................................   39
The Separate Account..........................................   39
  Performance Information.....................................   40
Federal Tax Considerations....................................   40
  Qualified Annuity Contracts.................................   41
Other Information.............................................   46
  The Insurance Company.......................................   46
  Financial Statements........................................   46
  Distribution of the Contracts...............................   46
  Conformity with State and Federal Laws......................   48
  Voting Rights...............................................   48
  Contract Modification.......................................   49
  Postponement of Payment (the "Emergency
    Procedure")...............................................   49
  Restrictions on Financial Transactions......................   49
  Legal Proceedings...........................................   49
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal And Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: Competing Funds...................................  F-1
Appendix G: Premium Tax Table.................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND --- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE --- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                               GOLD TRACK ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase You may choose to receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, You have the same investment choices You had during the accumulation phase.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. The Contract is not available to new purchasers.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value (including charges) within ten days after You receive it (the "right to return period"). If You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, We may deduct a semi-annual Contract administrative charge of $15. A maximum Subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual Contract administrative charge, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

During the Annuity Period, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix G), which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


                                                 YEARS SINCE
    CONTINGENT DEFERRED SALES CHARGE        PURCHASE PAYMENT MADE     PERCENTAGE
----------------------------------------   -----------------------   -----------
  As a percentage of Purchase Payments              0-5                  5%
                                                     6+                  0%

                                       OR


             SURRENDER CHARGE                CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

ACCOUNT REDUCTION LOAN INITIATION FEE(1) $75.00
------------
(1)   Loans will be charged an initial set-up fee of $75.00.


VARIABLE LIQUIDITY BENEFIT CHARGE(2): 5%
(2) This withdrawal charge only applies when You make a surrender after beginning to receive Annuity Payments. The charge is as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES



ADMINISTRATIVE CHARGES



SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated Contracts only)....... $15

                                   AND / OR

FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT    0.10%
 FOR ALLOCATED CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)                 1.20%(3)
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                          1.30%

(3) We are waiving the following amounts of the Mortality and Expense Risk charge on the Subaccounts: 0.14% for the Subaccount investing in the Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. -Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio - Class E of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in Oppenheimer Global Equity Portfolio- Class A of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.60%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund.................    0.52%         0.25%        0.03%
 American Funds Growth Fund........................    0.33%         0.25%        0.02%
 American Funds Growth-Income Fund.................    0.27%         0.25%        0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........    0.55%         0.25%        0.09%
 Dynamic Capital Appreciation Portfolio --
  Service Class 2..................................    0.55%         0.25%        0.22%



                                                                      TOTAL                      NET TOTAL
                                                       ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                       FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
--------------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund.................      --          0.80%           --           0.80%
 American Funds Growth Fund........................      --          0.60%           --           0.60%
 American Funds Growth-Income Fund.................      --          0.54%           --           0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........      --          0.89%           --           0.89%
 Dynamic Capital Appreciation Portfolio --
  Service Class 2..................................      --          1.02%           --           1.02%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Equity-Income Portfolio -- Initial Class.........    0.45%       --           0.10%
 High Income Portfolio -- Initial Class+..........    0.56%       --           0.12%
 Mid Cap Portfolio -- Service Class 2.............    0.55%     0.25%          0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund............    1.10%     0.25%          0.25%
 Templeton Foreign VIP Fund.......................    0.64%     0.25%          0.14%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio.............................    0.64%     0.25%          0.05%
 Global Research Portfolio........................    0.48%     0.25%          0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................    0.75%       --           0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................    0.75%       --           0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................    0.65%       --           0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --           0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --           0.18%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio.......................................    0.60%       --           0.14%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................    0.59%       --           0.02%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................    0.59%     0.25%          0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.06%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%          0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.77%       --           0.06%
 Loomis Sayles Global Markets Portfolio --
  Class A.........................................    0.70%       --           0.08%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --           0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.........................................    0.07%     0.25%          0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................    0.87%       --           0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%          0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+...........................    0.64%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................    0.67%       --           0.08%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- -----------
 Equity-Income Portfolio -- Initial Class......... 0.02%            0.57%       --               0.57%
 High Income Portfolio -- Initial Class+..........   --             0.68%       --               0.68%
 Mid Cap Portfolio -- Service Class 2.............   --             0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund............   --             1.60%       --               1.60%
 Templeton Foreign VIP Fund.......................   --             1.03%       --               1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio.............................   --             0.94%       --               0.94%
 Global Research Portfolio........................   --             0.78%       --               0.78%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................   --             0.79%     0.00%              0.79%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................   --             0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --             0.83%     0.00%              0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --             0.89%     0.00%              0.89%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio.......................................   --             0.74%     0.00%              0.74%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................ 0.42%            1.03%       --               1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.43%            1.05%       --               1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.40%            1.02%       --               1.02%
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --               0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................   --             0.61%     0.00%              0.61%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................   --             0.86%     0.00%              0.86%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%              0.81%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.87%     0.02%              0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A......................................... 0.04%            0.87%     0.09%              0.78%
 Loomis Sayles Global Markets Portfolio --
  Class A.........................................   --             0.78%       --               0.78%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --               0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B......................................... 0.70%            1.03%       --               1.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................   --             1.02%     0.01%              1.01%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+...........................   --             0.94%     0.01%              0.93%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................   --             0.75%     0.03%              0.72%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................    0.47%       --           0.08%
 PIMCO Total Return Portfolio -- Class B...........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A.................    0.65%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A..........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++........................................    0.57%     0.15%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B..........................................    0.73%     0.25%          0.03%
 WMC Large Cap Research Portfolio --
  Class E..........................................    0.59%     0.15%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%       --           0.03%
 BlackRock Bond Income Portfolio --
  Class A..........................................    0.33%       --           0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................    0.69%       --           0.02%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................    0.63%     0.25%          0.02%
 BlackRock Money Market Portfolio --
  Class E..........................................    0.33%     0.15%          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A..............    0.60%       --           0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................    0.07%     0.25%          0.01%
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.55%     0.20%          0.04%
 MFS(R) Value Portfolio -- Class A.................    0.70%       --           0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --           0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.80%       --           0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --           0.06%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................    0.48%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A.................    0.46%       --           0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%       --           0.02%



                                                                      TOTAL                      NET TOTAL
                                                       ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                       FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- ---------------- -----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................   --             0.55%     0.00%              0.55%
 PIMCO Total Return Portfolio -- Class B...........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A.................   --             0.70%     0.04%              0.66%
 Pioneer Strategic Income Portfolio --
  Class A..........................................   --             0.63%       --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++........................................   --             0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B..........................................   --             1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E..........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................   --             0.28%     0.01%              0.27%
 BlackRock Bond Income Portfolio --
  Class A..........................................   --             0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................   --             0.71%     0.01%              0.70%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................   --             0.90%     0.06%              0.84%
 BlackRock Money Market Portfolio --
  Class E..........................................   --             0.50%     0.02%              0.48%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................   --             0.85%     0.01%              0.84%
 Jennison Growth Portfolio -- Class A..............   --             0.62%     0.07%              0.55%
 MetLife Asset Allocation 20 Portfolio --
  Class B.......................................... 0.52%            0.88%     0.01%              0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B.......................................... 0.57%            0.90%       --               0.90%
 MetLife Asset Allocation 60 Portfolio --
  Class B.......................................... 0.62%            0.93%       --               0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B.......................................... 0.66%            0.98%       --               0.98%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%              0.26%
 MFS(R) Total Return Portfolio -- Class F..........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%              0.58%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%     0.00%              0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.83%     0.01%              0.82%
 Russell 2000(R) Index Portfolio -- Class A........ 0.11%            0.42%     0.00%              0.42%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................   --             0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................   --             0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............   --             0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A.................   --             0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................   --             0.72%     0.11%              0.61%

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.


                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
EXAMPLE 1                                 --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating Expenses......................   $809    $1,394    $2,050     $3,345     $309      $944    $1,600    $3,345
Underlying Fund with Minimum Total Annual
 Operating Expenses......................   $677    $  994    $1,382     $2,000     $177      $544    $  932    $2,000



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
EXAMPLE 2                                 --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating Expenses......................   $809    $1,304    $1,870     $3,345     $309      $944    $1,600    $3,345
Underlying Fund with Minimum Total Annual
 Operating Expenses......................   $677    $  904    $1,202     $2,000     $177      $544    $  932    $2,000

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.

403(B) PLAN TERMINATIONS


Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender -charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender -charge. In that case, You will receive the net cash distribution, less any applicable surrender -charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.


OTHER PLAN TERMINATIONS

Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender -charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender -charge. In that case, You will receive the net cash distribution, less any applicable surrender -charge and withholding.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. - There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract.) The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan


PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. - The -initial Purchase Payment is due and payable before the Contract becomes effective. - We may refuse to accept total Purchase Payments over $3,000,000. - Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS


FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the New York Stock Exchange is open. It is expected that the New York Stock Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). - (See "Distribution of the Contracts".)

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


             UNDERLYING FUND                        INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class 2                                                                          Company
                                                                                  Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation              Seeks capital appreciation.             Fidelity Management & Research
 Portfolio -- Service Class 2                                                     Company
                                                                                  Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial        Seeks reasonable income. The fund       Fidelity Management & Research
 Class                                    will also consider the potential for    Company
                                          capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the S&P 500(R) Index.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
High Income Portfolio -- Initial       Seeks a high level of current income,   Fidelity Management & Research
 Class+                                while also considering growth of        Company
                                       capital.                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                   Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio              Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                   LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                   LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                   LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
Legg Mason Investment Counsel          Seeks capital appreciation and          Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio   retention of net investment income.     LLC
                                                                               Subadviser: Legg Mason Investment
                                                                               Counsel, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable High Income     Seeks high current income as its        Legg Mason Partners Fund Advisor,
 Portfolio                             primary objective and capital           LLC
                                       appreciation as its secondary           Subadvisers: Western Asset
                                       objective.                              Management Company; Western
                                                                               Asset Management Company Limited
MET INVESTORS SERIES TRUST
American Funds(R) Balanced             Seeks a balance between a high level    MetLife Advisers, LLC
 Allocation Portfolio -- Class C       of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.                MetLife Advisers, LLC
 Portfolio -- Class C

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- -------------------------------------
American Funds(R) Moderate           Seeks a high total return in the form     MetLife Advisers, LLC
 Allocation Portfolio -- Class C     of income and growth of capital, with
                                     a greater emphasis on income.
BlackRock High Yield Portfolio --    Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                             consistent with income generation         Subadviser: BlackRock Financial
                                     and prudent investment management.        Management, Inc.
Clarion Global Real Estate           Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                     both capital appreciation and current     LLC
                                     income.
ClearBridge Aggressive Growth        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A+                                                         Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Aggressive Growth        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: ClearBridge Investments,
                                                                               LLC
Harris Oakmark International         Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --   Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                             equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                     companies.
Invesco Small Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.
Loomis Sayles Global Markets         Seeks high total investment return        MetLife Advisers, LLC
 Portfolio -- Class A                through a combination of capital          Subadviser: Loomis, Sayles &
                                     appreciation and income.                  Company, L.P.
Lord Abbett Bond Debenture           Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                     to produce a high total return.
MetLife Asset Allocation 100         Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity       Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Research International        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                               Services Company
Morgan Stanley Mid Cap Growth        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B+                                                         Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
Oppenheimer Global Equity            Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Oppenheimer Funds, Inc.
PIMCO Inflation Protected Bond       Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                consistent with preservation of capital   Subadviser: Pacific Investment
                                     and prudent investment management.        Management Company LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- --------------------------------------
PIMCO Total Return Portfolio --         Seeks maximum total return,              MetLife Advisers, LLC
 Class B                                consistent with the preservation of      Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital      MetLife Advisers, LLC
                                        growth.                                  Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.    MetLife Advisers, LLC
 Class A                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Third Avenue
                                                                                 Management LLC
WMC Large Cap Research                  Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company, LLP
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index           Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A                   Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                 Management, LLC
BlackRock Bond Income Portfolio --      Seeks a competitive total return         MetLife Advisers, LLC
 Class A                                primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income     MetLife Advisers, LLC
 Class E                                consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                         Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Jennison Growth Portfolio -- Class A    Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20             Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                   with growth of capital as a secondary
                                        objective.
MetLife Asset Allocation 40             Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                   income and growth of capital, with a
                                        greater emphasis on income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
MSCI EAFE(R) Index Portfolio --            Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                     Management, LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Russell 2000(R) Index Portfolio --         Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Management, LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio

MetLife Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invest. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;


   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGE


Purchase Payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred surrender charge is 5% for five years from the date You make a Purchase Payment. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employer Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree

   o to avoid required Federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions as described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.


FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

Please refer to " The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE


The following administrative charges may apply as described in Your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual Contract administrative charge of up to $15 from the value of each Participant's Individual Account. We will make any such deduction pro rata from each variable Funding Option at the end of each 6-month period. This fee is assessed only during the Accumulation Period, and may apply only to allocated Contracts.

We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Participant's Individual Account is terminated.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. The fee may be waived for certain groups.

                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Fidelity(R) High Income Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JP Morgan Small Cap Value Portfolio, Janus Aspen Series Global Research Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Western Asset Variable High Income Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets -VIP Fund, Templeton Foreign -VIP Fund and Third Avenue Small Cap Value Portfolio -- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.



DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, -We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on -amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on -funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your -Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. -We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate Your participation in the DCA Program upon notification of Your death.

                             ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. The allocation of Loan repayments will be detailed in Your Loan agreement. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract. -

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.


ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. - For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. - (Escheatment is the formal, legal name of this process.) - However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. - To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. - Please call 1-800-842-9406 to make such changes.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
     (THIS BENEFIT IS GENERALLY AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)


Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE


ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death (including any applicable surrender charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawals program), We will cancel the request. As described above, the death benefit is determined when We receive Due Proof of Death and instruction for payment in Good Order.


                            NON-QUALIFIED CONTRACTS


                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                            PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                   UNLESS...                 APPLY*
 OWNER (WHO IS NOT THE       The Beneficiary (ies), or if   Unless the Beneficiary elects to   Yes
 ANNUITANT)                  none, to the Contract          continue the Contract rather
                             Owner's estate.                than receive the distribution.
 OWNER (WHO IS THE           The Beneficiary (ies), or if   Unless the Beneficiary elects to   Yes
 ANNUITANT)                  none, to the Contract          continue the Contract rather
                             Owner's estate.                than receive the distribution.
 ANNUITANT (WHO IS NOT THE   The Beneficiary (ies), or if   Unless the Beneficiary elects to   Yes
 CONTRACT OWNER)             none, to the Contract          continue the Contract rather
                             Owner.                         than receive the distribution.
 ANNUITANT (WHO IS THE       See death of "owner who is                                        Yes
 CONTRACT OWNER)             the Annuitant" above.

                                                                                MANDATORY
  BEFORE THE MATURITY DATE,           THE COMPANY WILL                         PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:       UNLESS...          APPLY*
 ANNUITANT (WHERE OWNER IS    The Beneficiary (ies) (e.g.                 Yes (Death of
 A NONNATURAL ENTITY/TRUST)   the trust) or if none, to the               Annuitant is treated
                              owner.                                      as death of the
                                                                          owner in these
                                                                          circumstances.)
 BENEFICIARY                  No death proceeds are                       N/A
                              payable; Contract
                              continues.
 CONTINGENT BENEFICIARY       No death proceeds are                       N/A
                              payable; Contract
                              continues.

                              QUALIFIED CONTRACTS


                                                                                               MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                  UNLESS...                 APPLY*
 OWNER/ANNUITANT            The Beneficiary(ies), or if   Unless the Beneficiary elects to   Yes
                            none, to the Contract         continue the Contract rather
                            Owner's estate.               than receive the distribution.
 BENEFICIARY                No death proceeds are                                            N/A
                            payable; Contract
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are                                            N/A
                            payable; Contract
                            continues.

* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.



DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.


TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                              THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed amount We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts, upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT. -


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if We agree, a later date not to exceed the Annuitant's 95th birthday) and if the Annuitant is living and has a spouse, We will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant's spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant's lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, We will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.


RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Options 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract. The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment. All Contract Values will be determined as of the next valuation following the Company's receipt of Your Written Request for refund.


TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and


   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES


   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


CONTRACT VALUE


During the Accumulation Period, the Contract Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity

Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.

QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include distributions made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. - However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements, or

   (b)        financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from this Contract directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the annuitant of a qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)
SPECIAL RULES REGARDING EXCHANGES
In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. - Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. - You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS
If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
2. Is exchanged to another permissible investment under your 403(b) plan;
3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
4. Occurs after You die, leave your job or become disabled (as defined by the Code);
5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
7. Relates to rollover or after-tax contributions; or
8. Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut ("MetLife of Connecticut") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge MetLife of Connecticut, MetLife Investors Insurance Company ("MetLife Investors"), MetLife Investors USA Insurance Company ("MetLife Investors USA"), and Exeter Reassurance Company, Ltd. ("Exeter Reassurance"), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like MetLife of Connecticut, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS

The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas,

New York, NY 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry

Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck.

You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to

www.finra.org. An investor brochure that includes information describing FINRA
-------------
BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2013, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Management, Inc. and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including MetLife Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following Underlying Funds for the services it provides in marketing the Underlying Funds' shares in connection with the Contract: the American Funds(R) Growth Fund, the American Funds(R) Global Growth Fund, the American Funds(R) -Growth-Income Fund, the American Funds(R) -Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) -Growth Allocation Portfolio.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
      (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.217           2.342                      --
                                                                       2006   1.931           2.217                 391,031
                                                                       2005   1.855           1.931                 425,802
                                                                       2004   1.687           1.855                 493,699
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.087           1.168                      --
                                                                       2006   1.000           1.087                 347,442
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.847           0.892                      --
                                                                       2005   0.806           0.847                 398,147
                                                                       2004   0.767           0.806                 396,007
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.930           0.889                      --
                                                                       2007   0.802           0.930                 109,960
                                                                       2006   0.786           0.802                 238,818
                                                                       2005   0.735           0.786                 164,175
                                                                       2004   0.692           0.735                 174,046
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)............. 2013   1.826           2.345               1,550,822
                                                                       2012   1.499           1.826               2,004,861
                                                                       2011   1.655           1.499               3,069,218
                                                                       2010   1.490           1.655               2,735,685
                                                                       2009   1.053           1.490               1,876,048
                                                                       2008   1.657           1.053               1,242,629
 American Funds Growth Subaccount (Class 2) (4/08).................... 2013   1.567           2.027               2,778,224
                                                                       2012   1.337           1.567               3,190,950
                                                                       2011   1.406           1.337               4,214,472
                                                                       2010   1.191           1.406               4,328,492
                                                                       2009   0.860           1.191               3,306,607
                                                                       2008   1.479           0.860               2,766,884
 American Funds Growth-Income Subaccount (Class 2) (4/08)............. 2013   1.387           1.840               1,531,460
                                                                       2012   1.188           1.387               1,847,248
                                                                       2011   1.217           1.188               2,709,698
                                                                       2010   1.099           1.217               2,252,078
                                                                       2009   0.842           1.099               1,552,987
                                                                       2008   1.308           0.842               1,185,410
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................... 2006   2.329           2.312                      --
                                                                       2005   1.982           2.329               3,178,807
                                                                       2004   1.668           1.982               3,007,532
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98).............. 2007   3.090           3.248                      --
                                                                       2006   2.346           3.090                 242,036
                                                                       2005   1.845           2.346                  81,085
                                                                       2004   1.485           1.845                 101,326

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.603
                                                                                       2005   2.444
                                                                                       2004   1.871
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.415
                                                                                       2007   1.329
                                                                                       2006   1.147
                                                                                       2005   1.106
                                                                                       2004   1.059
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.723
                                                                                       2007   1.949
                                                                                       2006   1.889
                                                                                       2005   1.797
                                                                                       2004   1.623
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 2007   1.780
                                                                                       2006   1.669
                                                                                       2005   1.613
                                                                                       2004   1.539
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 2013   1.857
                                                                                       2012   1.609
                                                                                       2011   1.665
                                                                                       2010   1.432
                                                                                       2009   1.064
                                                                                       2008   1.867
                                                                                       2007   1.601
                                                                                       2006   1.446
                                                                                       2005   1.247
                                                                                       2004   1.089
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2013   1.520
                                                                                       2012   1.251
                                                                                       2011   1.294
                                                                                       2010   1.104
                                                                                       2009   0.818
                                                                                       2008   1.403
                                                                                       2007   1.322
                                                                                       2006   1.169
                                                                                       2005   0.974
                                                                                       2004   0.968
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 2013   2.361
                                                                                       2012   2.024
                                                                                       2011   2.017
                                                                                       2010   1.762
                                                                                       2009   1.362
                                                                                       2008   2.389
                                                                                       2007   2.367
                                                                                       2006   1.981
                                                                                       2005   1.882
                                                                                       2004   1.698
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)............................... 2008   2.225
                                                                                       2007   1.763
                                                                                       2006   1.660
                                                                                       2005   1.578
                                                                                       2004   1.536
 Fidelity VIP High Income Subaccount (Initial Class) (10/96).......................... 2013   1.899
                                                                                       2012   1.672
                                                                                       2011   1.617
                                                                                       2010   1.429
                                                                                       2009   0.999
                                                                                       2008   1.339
                                                                                       2007   1.311
                                                                                       2006   1.186
                                                                                       2005   1.161
                                                                                       2004   1.066



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 3.432                      --
                                                                                       2.603                 732,600
                                                                                       2.444                 725,473
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 1.358                      --
                                                                                       1.415                 367,420
                                                                                       1.329                 729,558
                                                                                       1.147                 470,417
                                                                                       1.106                 461,716
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 1.632                      --
                                                                                       1.723                 854,724
                                                                                       1.949               1,750,689
                                                                                       1.889               1,323,461
                                                                                       1.797               1,353,337
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 1.870                      --
                                                                                       1.780                  48,905
                                                                                       1.669                  48,905
                                                                                       1.613                  71,906
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 2.418               3,479,929
                                                                                       1.857               4,080,504
                                                                                       1.609               5,678,027
                                                                                       1.665               5,177,190
                                                                                       1.432               4,323,092
                                                                                       1.064               3,733,850
                                                                                       1.867               3,698,163
                                                                                       1.601               8,304,547
                                                                                       1.446               7,103,809
                                                                                       1.247               5,358,276
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2.089                  24,844
                                                                                       1.520                  60,314
                                                                                       1.251                  68,707
                                                                                       1.294                 104,921
                                                                                       1.104                 100,461
                                                                                       0.818                  88,755
                                                                                       1.403                  48,915
                                                                                       1.322                 146,543
                                                                                       1.169                  74,681
                                                                                       0.974                  54,968
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 3.007                  42,878
                                                                                       2.361                  51,226
                                                                                       2.024                  61,065
                                                                                       2.017                  56,240
                                                                                       1.762                  53,238
                                                                                       1.362                 146,959
                                                                                       2.389                 138,732
                                                                                       2.367                 169,656
                                                                                       1.981                 138,209
                                                                                       1.882                 149,510
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)............................... 2.048                      --
                                                                                       2.225                 290,247
                                                                                       1.763                 275,368
                                                                                       1.660                 313,797
                                                                                       1.578                 375,289
 Fidelity VIP High Income Subaccount (Initial Class) (10/96).......................... 2.000                      --
                                                                                       1.899                      --
                                                                                       1.672                   1,867
                                                                                       1.617                  34,927
                                                                                       1.429                  34,927
                                                                                       0.999                  37,512
                                                                                       1.339                  37,524
                                                                                       1.311                  37,524
                                                                                       1.186                  37,524
                                                                                       1.161                  37,524

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2013   2.544
                                                                                   2012   2.234
                                                                                   2011   2.521
                                                                                   2010   1.973
                                                                                   2009   1.420
                                                                                   2008   2.366
                                                                                   2007   2.064
                                                                                   2006   1.847
                                                                                   2005   1.574
                                                                                   2004   1.270
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.262
                                                                                   2012   2.011
                                                                                   2011   2.404
                                                                                   2010   2.057
                                                                                   2009   1.199
                                                                                   2008   2.550
                                                                                   2007   1.992
                                                                                   2006   1.565
                                                                                   2005   1.235
                                                                                   2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.596
                                                                                   2012   1.358
                                                                                   2011   1.528
                                                                                   2010   1.418
                                                                                   2009   1.041
                                                                                   2008   1.757
                                                                                   2007   1.531
                                                                                   2006   1.268
                                                                                   2005   1.158
                                                                                   2004   1.000
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2007   2.548
                                                                                   2006   2.112
                                                                                   2005   2.046
                                                                                   2004   1.775
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.187
                                                                                   2005   2.017
                                                                                   2004   1.746
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2006   2.088
                                                                                   2005   2.073
                                                                                   2004   1.917
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01).......................... 2006   1.164
                                                                                   2005   1.088
                                                                                   2004   1.011
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)........................ 2013   1.529
                                                                                   2012   1.315
                                                                                   2011   1.345
                                                                                   2010   1.078
                                                                                   2009   0.751
                                                                                   2008   1.346
                                                                                   2007   1.112
                                                                                   2006   0.987
                                                                                   2005   0.887
                                                                                   2004   0.740
 Janus Aspen Global Research Subaccount (Service Shares) (5/01)................... 2013   0.929
                                                                                   2012   0.780
                                                                                   2011   0.913
                                                                                   2010   0.795
                                                                                   2009   0.582
                                                                                   2008   1.060
                                                                                   2007   0.976
                                                                                   2006   0.832
                                                                                   2005   0.793
                                                                                   2004   0.763



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 3.436               1,564,598
                                                                                   2.544               1,879,494
                                                                                   2.234               2,584,570
                                                                                   2.521               2,275,753
                                                                                   1.973               1,786,511
                                                                                   1.420               1,535,912
                                                                                   2.366               1,743,249
                                                                                   2.064               5,803,109
                                                                                   1.847               5,046,318
                                                                                   1.574               3,259,665
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2.228                 166,678
                                                                                   2.262                 199,065
                                                                                   2.011                 189,511
                                                                                   2.404                 212,374
                                                                                   2.057                 209,376
                                                                                   1.199                 387,232
                                                                                   2.550                 317,595
                                                                                   1.992                 413,332
                                                                                   1.565                 311,013
                                                                                   1.235                 100,959
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 1.950                 358,682
                                                                                   1.596                 354,335
                                                                                   1.358                 383,587
                                                                                   1.528                 393,940
                                                                                   1.418                 429,606
                                                                                   1.041                 350,061
                                                                                   1.757                 451,650
                                                                                   1.531               1,114,119
                                                                                   1.268                 640,891
                                                                                   1.158                 272,618
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2.706                      --
                                                                                   2.548                 232,359
                                                                                   2.112                 147,663
                                                                                   2.046                 121,205
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2.568                      --
                                                                                   2.187                 556,302
                                                                                   2.017                 515,737
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2.141                      --
                                                                                   2.088                 487,875
                                                                                   2.073                 457,164
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01).......................... 1.207                      --
                                                                                   1.164               2,073,047
                                                                                   1.088               2,094,227
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)........................ 2.007                 243,706
                                                                                   1.529                 271,968
                                                                                   1.315                 469,253
                                                                                   1.345                 450,604
                                                                                   1.078                 383,306
                                                                                   0.751                 354,214
                                                                                   1.346                 424,858
                                                                                   1.112                 847,311
                                                                                   0.987                 733,827
                                                                                   0.887                 775,607
 Janus Aspen Global Research Subaccount (Service Shares) (5/01)................... 1.183                  60,230
                                                                                   0.929                  76,860
                                                                                   0.780                  99,145
                                                                                   0.913                  87,463
                                                                                   0.795                 198,279
                                                                                   0.582                 350,259
                                                                                   1.060                 495,129
                                                                                   0.976               1,314,948
                                                                                   0.832               1,293,969
                                                                                   0.793               1,355,881

                      GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).... 2013   1.332
                                                                               2012   1.129
                                                                               2011   1.108
                                                                               2010   0.892
                                                                               2009   0.667
                                                                               2008   1.126
                                                                               2007   1.116
                                                                               2006   1.032
                                                                               2005   0.930
                                                                               2004   0.851
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2013   1.308
                                                                               2012   1.145
                                                                               2011   1.227
                                                                               2010   1.059
                                                                               2009   0.824
                                                                               2008   1.306
                                                                               2007   1.355
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........ 2013   1.658
                                                                               2012   1.461
                                                                               2011   1.362
                                                                               2010   1.221
                                                                               2009   0.999
                                                                               2008   1.547
                                                                               2007   1.529
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)..... 2013   1.948
                                                                               2012   1.629
                                                                               2011   1.649
                                                                               2010   1.510
                                                                               2009   1.067
                                                                               2008   1.712
                                                                               2007   1.636
                                                                               2006   1.573
                                                                               2005   1.504
                                                                               2004   1.508
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)..... 2013   2.159
                                                                               2012   1.865
                                                                               2011   1.787
                                                                               2010   1.643
                                                                               2009   1.327
                                                                               2008   2.074
                                                                               2007   2.008
                                                                               2006   1.709
                                                                               2005   1.613
                                                                               2004   1.471
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 2013   1.705
                                                                               2012   1.437
                                                                               2011   1.426
                                                                               2010   1.146
                                                                               2009   0.807
                                                                               2008   1.370
                                                                               2007   1.253
                                                                               2006   1.117
                                                                               2005   1.072
                                                                               2004   0.937
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)...................................................................... 2011   1.135
                                                                               2010   1.101
                                                                               2009   0.861
                                                                               2008   1.531
                                                                               2007   1.449
                                                                               2006   1.158
                                                                               2005   1.043
                                                                               2004   0.890



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).... 1.957               1,020,430
                                                                               1.332               1,045,273
                                                                               1.129               1,101,481
                                                                               1.108               1,195,312
                                                                               0.892               1,413,503
                                                                               0.667               1,539,345
                                                                               1.126               2,013,129
                                                                               1.116               3,439,553
                                                                               1.032               1,964,545
                                                                               0.930               2,160,052
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 1.718                 790,982
                                                                               1.308                 815,069
                                                                               1.145                 893,033
                                                                               1.227                 990,582
                                                                               1.059               1,203,817
                                                                               0.824               1,249,595
                                                                               1.306               1,331,029
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........ 2.076                  46,440
                                                                               1.658                  52,386
                                                                               1.461                  28,342
                                                                               1.362                  29,937
                                                                               1.221                  21,190
                                                                               0.999                  19,862
                                                                               1.547                  17,326
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)..... 2.669                  83,114
                                                                               1.948                  82,769
                                                                               1.629                 166,723
                                                                               1.649                 154,347
                                                                               1.510                  74,119
                                                                               1.067                  93,392
                                                                               1.712                 138,898
                                                                               1.636                 243,806
                                                                               1.573                 289,180
                                                                               1.504                 366,579
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)..... 2.841                 288,201
                                                                               2.159                 488,434
                                                                               1.865                 790,456
                                                                               1.787                 783,808
                                                                               1.643                 585,486
                                                                               1.327                 604,312
                                                                               2.074               1,012,376
                                                                               2.008                 504,118
                                                                               1.709                 545,968
                                                                               1.613                 599,717
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 2.493                 211,622
                                                                               1.705                 369,677
                                                                               1.437                 546,075
                                                                               1.426                 470,162
                                                                               1.146                 402,831
                                                                               0.807                 347,536
                                                                               1.370                 217,352
                                                                               1.253                 875,141
                                                                               1.117                 961,768
                                                                               1.072               1,020,306
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)...................................................................... 1.226                      --
                                                                               1.135                  95,905
                                                                               1.101                  84,537
                                                                               0.861                  89,068
                                                                               1.531                 176,856
                                                                               1.449                 162,942
                                                                               1.158                 255,434
                                                                               1.043                 231,552

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)..... 2013   2.254
                                                                             2012   2.048
                                                                             2011   2.061
                                                                             2010   1.849
                                                                             2009   1.514
                                                                             2008   2.036
                                                                             2007   1.847
                                                                             2006   1.726
                                                                             2005   1.663
                                                                             2004   1.575
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)..... 2011   1.061
                                                                             2010   0.977
                                                                             2009   0.837
                                                                             2008   1.069
                                                                             2007   1.061
                                                                             2006   1.025
                                                                             2005   1.007
                                                                             2004   1.002
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............... 2013   2.414
                                                                             2012   2.061
                                                                             2011   2.024
                                                                             2010   1.746
                                                                             2009   1.098
                                                                             2008   1.578
                                                                             2007   1.583
                                                                             2006   1.435
                                                                             2005   1.407
                                                                             2004   1.281
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).............. 2010   1.419
                                                                             2009   1.424
                                                                             2008   1.397
                                                                             2007   1.339
                                                                             2006   1.288
                                                                             2005   1.260
                                                                             2004   1.257
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98)................................ 2007   2.230
                                                                             2006   1.899
                                                                             2005   1.836
                                                                             2004   1.706
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96)................................ 2007   1.913
                                                                             2006   1.627
                                                                             2005   1.537
                                                                             2004   1.398
Managed Assets Trust
 Managed Assets Trust (10/96)............................................... 2006   1.968
                                                                             2005   1.907
                                                                             2004   1.753
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2008   2.609
                                                                             2007   2.475
                                                                             2006   2.581
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................... 2013   2.363
                                                                             2012   2.033
                                                                             2011   1.993
                                                                             2010   1.725
                                                                             2009   1.178
                                                                             2008   1.561
                                                                             2007   1.593
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).................. 2007   1.446
                                                                             2006   1.357



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)..... 2.660                 114,854
                                                                             2.254                 112,453
                                                                             2.048                 111,826
                                                                             2.061                 110,723
                                                                             1.849                 123,343
                                                                             1.514                  78,316
                                                                             2.036                 130,963
                                                                             1.847                 401,523
                                                                             1.726                 401,078
                                                                             1.663                 410,937
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)..... 1.051                      --
                                                                             1.061                  26,071
                                                                             0.977                  62,855
                                                                             0.837                  59,470
                                                                             1.069                  64,549
                                                                             1.061                  23,302
                                                                             1.025                  77,851
                                                                             1.007                  20,413
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............... 2.621                  24,862
                                                                             2.414                  21,055
                                                                             2.061                  32,924
                                                                             2.024                  36,777
                                                                             1.746                  30,623
                                                                             1.098                  46,937
                                                                             1.578                  52,111
                                                                             1.583                  81,352
                                                                             1.435                  62,659
                                                                             1.407                  78,885
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).............. 1.416                      --
                                                                             1.419                      58
                                                                             1.424               1,026,538
                                                                             1.397                 238,696
                                                                             1.339                 261,916
                                                                             1.288                  45,638
                                                                             1.260                  35,778
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98)................................ 2.347                      --
                                                                             2.230               1,637,520
                                                                             1.899               1,691,857
                                                                             1.836               1,808,280
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96)................................ 2.017                      --
                                                                             1.913               3,257,332
                                                                             1.627               3,231,849
                                                                             1.537               3,173,539
Managed Assets Trust
 Managed Assets Trust (10/96)............................................... 2.037                      --
                                                                             1.968               3,755,343
                                                                             1.907               3,701,526
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2.522                      --
                                                                             2.609                 467,961
                                                                             2.475               1,989,099
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................... 2.581                 787,944
                                                                             2.363                 973,227
                                                                             2.033               1,126,789
                                                                             1.993               1,313,771
                                                                             1.725                 963,309
                                                                             1.178                 822,732
                                                                             1.561                 863,101
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).................. 1.522                      --
                                                                             1.446                 178,204

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 2013   1.421
                                                                                      2012   1.260
                                                                                      2011   1.265
                                                                                      2010   1.130
                                                                                      2009   0.954
                                                                                      2008   1.531
                                                                                      2007   1.509
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2013   1.109
                                                                                      2012   0.883
                                                                                      2011   0.938
                                                                                      2010   0.812
                                                                                      2009   0.604
                                                                                      2008   1.040
                                                                                      2007   1.228
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2013   3.122
                                                                                      2012   2.557
                                                                                      2011   2.776
                                                                                      2010   2.546
                                                                                      2009   1.789
                                                                                      2008   3.094
                                                                                      2007   2.386
                                                                                      2006   2.312
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2013   0.991
                                                                                      2012   0.840
                                                                                      2011   0.818
                                                                                      2010   0.665
                                                                                      2009   0.503
                                                                                      2008   0.794
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2013   1.110
                                                                                      2012   0.984
                                                                                      2011   1.011
                                                                                      2010   0.907
                                                                                      2009   0.705
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2013   1.051
                                                                                      2012   0.911
                                                                                      2011   0.962
                                                                                      2010   0.853
                                                                                      2009   0.640
                                                                                      2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2013   1.137
                                                                                      2012   1.032
                                                                                      2011   1.036
                                                                                      2010   0.948
                                                                                      2009   0.773
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2013   2.210
                                                                                      2012   1.717
                                                                                      2011   2.008
                                                                                      2010   1.732
                                                                                      2009   1.121
                                                                                      2008   1.793
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08).............................. 2013   1.460
                                                                                      2012   1.281
                                                                                      2011   1.338
                                                                                      2010   1.072
                                                                                      2009   0.852
                                                                                      2008   1.287
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)........................... 2013   1.565
                                                                                      2012   1.328
                                                                                      2011   1.348
                                                                                      2010   1.072
                                                                                      2009   0.804
                                                                                      2008   1.231



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 1.896                  50,660
                                                                                      1.421                  36,638
                                                                                      1.260                  32,311
                                                                                      1.265                 107,948
                                                                                      1.130                   2,953
                                                                                      0.954                  14,770
                                                                                      1.531                 128,068
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.144                 916,710
                                                                                      1.109               1,221,078
                                                                                      0.883               1,353,015
                                                                                      0.938               1,375,066
                                                                                      0.812               1,220,900
                                                                                      0.604               1,101,186
                                                                                      1.040               1,321,364
                                                                                      1.228               2,487,870
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 4.007               3,405,847
                                                                                      3.122               3,624,544
                                                                                      2.557               4,592,561
                                                                                      2.776               4,426,605
                                                                                      2.546               4,099,024
                                                                                      1.789               3,609,955
                                                                                      3.094               3,498,318
                                                                                      2.386               5,027,380
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.436                  67,355
                                                                                      0.991                  63,878
                                                                                      0.840                  32,487
                                                                                      0.818                   6,983
                                                                                      0.665                   1,778
                                                                                      0.503                   2,336
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.308                 299,645
                                                                                      1.110                 239,198
                                                                                      0.984                 199,530
                                                                                      1.011                 135,545
                                                                                      0.907                  48,287
                                                                                      0.705                  42,820
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.308                 295,693
                                                                                      1.051                 243,506
                                                                                      0.911                 207,415
                                                                                      0.962                 137,462
                                                                                      0.853                  53,093
                                                                                      0.640                  18,406
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.283                 235,122
                                                                                      1.137                 188,467
                                                                                      1.032                  88,986
                                                                                      1.036                  58,626
                                                                                      0.948                  24,467
                                                                                      0.773                  20,363
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2.873                      --
                                                                                      2.210                      --
                                                                                      1.717                      --
                                                                                      2.008                      --
                                                                                      1.732                      --
                                                                                      1.121                      --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08).............................. 1.891                 127,930
                                                                                      1.460                 155,462
                                                                                      1.281                 159,576
                                                                                      1.338                 184,167
                                                                                      1.072                 186,511
                                                                                      0.852                 162,716
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)........................... 2.186                  25,614
                                                                                      1.565                  23,532
                                                                                      1.328                  14,554
                                                                                      1.348                  31,634
                                                                                      1.072                  34,852
                                                                                      0.804                  31,883

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 2013   1.273
                                                                            2012   1.108
                                                                            2011   1.240
                                                                            2010   1.044
                                                                            2009   0.813
                                                                            2008   1.090
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   1.703
                                                                            2008   2.292
                                                                            2007   2.168
                                                                            2006   2.037
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.696
                                                                            2010   0.652
                                                                            2009   0.476
                                                                            2008   0.906
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2013   3.841
                                                                            2012   3.296
                                                                            2011   3.358
                                                                            2010   2.760
                                                                            2009   1.969
                                                                            2008   3.253
                                                                            2007   2.688
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   2.590
                                                                            2012   2.302
                                                                            2011   2.209
                                                                            2010   1.964
                                                                            2009   1.441
                                                                            2008   1.776
                                                                            2007   1.673
                                                                            2006   1.585
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.651
                                                                            2008   1.142
                                                                            2007   1.027
                                                                            2006   1.033
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2013   1.092
                                                                            2012   0.941
                                                                            2011   1.093
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2013   3.613
                                                                            2012   3.052
                                                                            2011   3.764
                                                                            2010   3.054
                                                                            2009   1.816
                                                                            2008   4.094
                                                                            2007   3.227
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2013   1.438
                                                                            2012   1.240
                                                                            2011   1.397
                                                                            2010   1.262
                                                                            2009   0.965
                                                                            2008   1.684
                                                                            2007   1.593
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2013   2.650
                                                                            2012   2.525
                                                                            2011   2.677
                                                                            2010   2.185
                                                                            2009   1.603
                                                                            2008   2.518
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 2013   1.098
                                                                            2012   1.011
                                                                            2011   1.093
                                                                            2010   0.832
                                                                            2009   0.532
                                                                            2008   0.953
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 2012   0.917
                                                                            2011   0.932
                                                                            2010   0.855
                                                                            2009   0.597
                                                                            2008   1.059



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 1.687                  25,884
                                                                            1.273                  27,942
                                                                            1.108                   3,579
                                                                            1.240                  17,365
                                                                            1.044                  30,638
                                                                            0.813                  36,448
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 1.690                      --
                                                                            1.703               1,040,406
                                                                            2.292               1,708,065
                                                                            2.168               4,011,541
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 0.742                      --
                                                                            0.696                  14,550
                                                                            0.652                  10,962
                                                                            0.476                      --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 4.481                  11,156
                                                                            3.841                  10,178
                                                                            3.296                   9,132
                                                                            3.358                   8,250
                                                                            2.760                   8,766
                                                                            1.969                 161,441
                                                                            3.253                 169,878
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.785                  82,766
                                                                            2.590                  84,506
                                                                            2.302                  89,531
                                                                            2.209                 100,445
                                                                            1.964                 101,707
                                                                            1.441                 164,857
                                                                            1.776                 182,051
                                                                            1.673                 601,988
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.621                      --
                                                                            0.651                  38,830
                                                                            1.142                  39,331
                                                                            1.027                 173,133
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 1.406                 588,824
                                                                            1.092                 444,050
                                                                            0.941                 373,843
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 3.419                  55,029
                                                                            3.613                  81,629
                                                                            3.052                  95,800
                                                                            3.764                 111,897
                                                                            3.054                 216,834
                                                                            1.816                 208,396
                                                                            4.094                 165,682
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 1.705                 251,790
                                                                            1.438                 297,984
                                                                            1.240                 407,878
                                                                            1.397                 374,668
                                                                            1.262                 416,642
                                                                            0.965                 451,543
                                                                            1.684                 505,549
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2.881                      --
                                                                            2.650                 429,948
                                                                            2.525                 527,129
                                                                            2.677                 496,271
                                                                            2.185                 514,501
                                                                            1.603                 445,991
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 1.517                  59,753
                                                                            1.098                  66,561
                                                                            1.011                 100,028
                                                                            1.093                 108,020
                                                                            0.832                  61,048
                                                                            0.532                  30,690
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 1.034                      --
                                                                            0.917                 321,699
                                                                            0.932                 279,044
                                                                            0.855                 248,181
                                                                            0.597                 348,272

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.............. 2013   1.180
                                                                            2012   0.977
                                                                            2011   1.071
                                                                            2010   0.927
                                                                            2009   0.665
                                                                            2008   1.122
                                                                            2007   1.060
                                                                            2006   0.996
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 2013   1.549
                                                                            2012   1.425
                                                                            2011   1.286
                                                                            2010   1.198
                                                                            2009   1.018
                                                                            2008   1.133
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2013   2.065
                                                                            2012   1.901
                                                                            2011   1.854
                                                                            2010   1.724
                                                                            2009   1.537
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2013   1.682
                                                                            2012   1.530
                                                                            2011   1.613
                                                                            2010   1.396
                                                                            2009   1.134
                                                                            2008   1.698
                                                                            2007   1.627
                                                                            2006   1.503
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013   2.684
                                                                            2012   2.419
                                                                            2011   2.348
                                                                            2010   2.106
                                                                            2009   1.592
                                                                            2008   1.794
                                                                            2007   1.692
                                                                            2006   1.623
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2013   6.299
                                                                            2012   5.372
                                                                            2011   5.630
                                                                            2010   4.840
                                                                            2009   4.113
                                                                            2008   6.150
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 2013   1.443
                                                                            2012   1.231
                                                                            2011   1.360
                                                                            2010   1.141
                                                                            2009   0.908
                                                                            2008   1.302
                                                                            2007   1.416
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.762
                                                                            2006   1.700
                                                                            2005   1.675
                                                                            2004   1.610
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   2.000
                                                                            2006   1.591
                                                                            2005   1.396
                                                                            2004   1.223
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.448
                                                                            2006   1.294
                                                                            2005   1.221
                                                                            2004   1.116
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.907
                                                                            2006   1.688
                                                                            2005   1.583
                                                                            2004   1.386



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.............. 1.495                 470,321
                                                                            1.180                 504,363
                                                                            0.977                 485,285
                                                                            1.071                 547,136
                                                                            0.927                 523,869
                                                                            0.665                 733,293
                                                                            1.122                 925,817
                                                                            1.060               1,099,185
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 1.401                 691,395
                                                                            1.549               1,037,515
                                                                            1.425                 694,688
                                                                            1.286                 707,526
                                                                            1.198                 654,510
                                                                            1.018                 879,320
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2.014               3,186,971
                                                                            2.065               5,255,625
                                                                            1.901               6,897,380
                                                                            1.854               5,348,047
                                                                            1.724               2,664,935
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2.225                  91,623
                                                                            1.682                  99,137
                                                                            1.530                 106,516
                                                                            1.613                 181,948
                                                                            1.396                 208,590
                                                                            1.134                 161,779
                                                                            1.698                 167,853
                                                                            1.627                 276,112
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2.709                 433,932
                                                                            2.684                 538,851
                                                                            2.419                 684,209
                                                                            2.348                 714,453
                                                                            2.106                 586,022
                                                                            1.592                 323,848
                                                                            1.794                 190,481
                                                                            1.692                 327,220
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 8.377                      --
                                                                            6.299                      --
                                                                            5.372                      --
                                                                            5.630                      --
                                                                            4.840                      --
                                                                            4.113                      --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 1.900               1,025,730
                                                                            1.443               1,230,951
                                                                            1.231               1,680,695
                                                                            1.360               1,755,586
                                                                            1.141               1,622,276
                                                                            0.908               1,412,540
                                                                            1.302               1,323,664
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 1.830                      --
                                                                            1.762               1,089,845
                                                                            1.700                 764,679
                                                                            1.675                 742,031
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2.159                      --
                                                                            2.000               1,663,353
                                                                            1.591               1,025,647
                                                                            1.396               1,014,954
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 1.521                      --
                                                                            1.448               1,450,173
                                                                            1.294                 779,759
                                                                            1.221                 702,789
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 1.916                      --
                                                                            1.907               1,380,843
                                                                            1.688               1,192,206
                                                                            1.583               1,129,046

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2013   2.377           2.308                 466,638
                                                                          2012   2.302           2.377                 564,487
                                                                          2011   2.154           2.302               1,164,754
                                                                          2010   2.043           2.154                 924,433
                                                                          2009   1.954           2.043                 841,340
                                                                          2008   1.855           1.954                 809,872
                                                                          2007   1.828           1.855                 799,904
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   2.035           2.007                 343,249
                                                                          2012   1.903           2.035                 615,261
                                                                          2011   1.797           1.903                 860,094
                                                                          2010   1.669           1.797                 701,280
                                                                          2009   1.534           1.669                 385,373
                                                                          2008   1.597           1.534                 367,198
                                                                          2007   1.512           1.597                 361,988
                                                                          2006   1.446           1.512                 426,709
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.353           1.805                 705,131
                                                                          2012   1.190           1.353               1,020,932
                                                                          2011   1.315           1.190               1,624,034
                                                                          2010   1.104           1.315               1,335,805
                                                                          2009   0.871           1.104                 807,801
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08).......... 2009   2.238           2.335                      --
                                                                          2008   3.441           2.238                      --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)................... 2013   2.068           2.479                 689,360
                                                                          2012   1.852           2.068                 768,061
                                                                          2011   1.795           1.852               1,093,351
                                                                          2010   1.647           1.795               1,182,794
                                                                          2009   1.412           1.647               1,273,020
                                                                          2008   1.889           1.412                  37,614
                                                                          2007   1.862           1.889                  37,628
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2013   1.360           1.781                 726,311
                                                                          2012   1.200           1.360                 686,276
                                                                          2011   1.183           1.200                 622,195
                                                                          2010   1.093           1.183                 577,571
                                                                          2009   0.990           1.093                 553,093
                                                                          2008   1.443           0.990                  57,091
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2013   1.394           1.386                      --
                                                                          2012   1.402           1.394                      --
                                                                          2011   1.411           1.402                      --
                                                                          2010   1.416           1.411                      --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.655           0.650                      --
                                                                          2008   1.102           0.655                  97,511
                                                                          2007   1.156           1.102                  96,900
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.314           1.747                 234,518
                                                                          2012   1.172           1.314                 289,203
                                                                          2011   1.228           1.172                 370,706
                                                                          2010   1.103           1.228                 380,539
                                                                          2009   0.841           1.103                 368,495
                                                                          2008   1.353           0.841                 324,641
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.810           0.848                      --
                                                                          2008   1.476           0.810                 820,592
                                                                          2007   1.429           1.476                 886,897
                                                                          2006   1.400           1.429               1,791,470
 MSF FI Value Leaders Subaccount (Class D) (4/08)........................ 2013   1.589           1.754                      --
                                                                          2012   1.382           1.589                 761,482
                                                                          2011   1.483           1.382               1,141,787
                                                                          2010   1.304           1.483               1,118,553
                                                                          2009   1.078           1.304                 912,029
                                                                          2008   1.647           1.078                 832,281
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2013   1.595           2.103                  60,383
                                                                          2012   1.447           1.595                  58,097
                                                                          2011   1.503           1.447                  55,452
                                                                          2010   1.313           1.503                  78,418
                                                                          2009   0.885           1.313                  87,510
                                                                          2008   1.641           0.885                 166,185
                                                                          2007   1.371           1.641                 185,965
                                                                          2006   1.395           1.371                 370,903

                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013   0.999
                                                                                    2012   1.030
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.909
                                                                                    2011   0.913
                                                                                    2010   0.825
                                                                                    2009   0.595
                                                                                    2008   0.892
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011   1.008
                                                                                    2010   0.877
                                                                                    2009   0.671
                                                                                    2008   1.133
                                                                                    2007   1.104
                                                                                    2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013   1.378
                                                                                    2012   1.270
                                                                                    2011   1.237
                                                                                    2010   1.131
                                                                                    2009   0.944
                                                                                    2008   1.109
                                                                                    2007   1.057
                                                                                    2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013   1.324
                                                                                    2012   1.195
                                                                                    2011   1.190
                                                                                    2010   1.073
                                                                                    2009   0.873
                                                                                    2008   1.120
                                                                                    2007   1.075
                                                                                    2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013   1.255
                                                                                    2012   1.115
                                                                                    2011   1.137
                                                                                    2010   1.011
                                                                                    2009   0.804
                                                                                    2008   1.133
                                                                                    2007   1.092
                                                                                    2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013   1.186
                                                                                    2012   1.034
                                                                                    2011   1.081
                                                                                    2010   0.948
                                                                                    2009   0.739
                                                                                    2008   1.146
                                                                                    2007   1.110
                                                                                    2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013   2.421
                                                                                    2012   2.104
                                                                                    2011   2.078
                                                                                    2010   1.820
                                                                                    2009   1.450
                                                                                    2008   2.319
                                                                                    2007   2.323
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013   2.620
                                                                                    2012   2.367
                                                                                    2011   2.330
                                                                                    2010   2.133
                                                                                    2009   1.813
                                                                                    2008   2.348
                                                                                    2007   2.268
                                                                                    2006   2.107
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2013   1.597
                                                                                    2012   1.378
                                                                                    2011   1.374
                                                                                    2010   1.241
                                                                                    2009   1.033
                                                                                    2008   1.540
                                                                                    2007   1.440
                                                                                    2006   1.294



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 1.361                 385,728
                                                                                    0.999                 384,403
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 1.044                      --
                                                                                    0.909                  44,597
                                                                                    0.913                  46,826
                                                                                    0.825                  91,416
                                                                                    0.595                  88,279
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 1.096                      --
                                                                                    1.008                 652,513
                                                                                    0.877                 452,347
                                                                                    0.671                 353,152
                                                                                    1.133                 184,278
                                                                                    1.104                  68,049
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 1.429                 317,837
                                                                                    1.378                 276,080
                                                                                    1.270                 105,207
                                                                                    1.237                 335,414
                                                                                    1.131                 230,078
                                                                                    0.944                 159,419
                                                                                    1.109                 116,509
                                                                                    1.057                  42,701
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 1.460                 749,425
                                                                                    1.324                 668,656
                                                                                    1.195                 569,123
                                                                                    1.190                 943,691
                                                                                    1.073                 647,874
                                                                                    0.873                 554,788
                                                                                    1.120                 379,547
                                                                                    1.075                 341,858
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 1.472               3,018,608
                                                                                    1.255               2,473,745
                                                                                    1.115               2,288,618
                                                                                    1.137               2,752,499
                                                                                    1.011               1,815,955
                                                                                    0.804               1,607,447
                                                                                    1.133               1,362,538
                                                                                    1.092                 458,707
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 1.466               1,779,260
                                                                                    1.186               1,409,873
                                                                                    1.034               1,205,580
                                                                                    1.081               2,750,499
                                                                                    0.948               2,516,836
                                                                                    0.739               2,123,002
                                                                                    1.146               2,019,152
                                                                                    1.110                 593,896
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 3.178               1,961,035
                                                                                    2.421               2,205,793
                                                                                    2.104               2,985,130
                                                                                    2.078               3,205,205
                                                                                    1.820               3,424,479
                                                                                    1.450               1,173,180
                                                                                    2.319               1,244,922
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 3.093               2,105,540
                                                                                    2.620               2,321,778
                                                                                    2.367               2,608,318
                                                                                    2.330               2,877,524
                                                                                    2.133               2,873,547
                                                                                    1.813               2,878,662
                                                                                    2.348               3,607,412
                                                                                    2.268               6,182,766
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2.155                 611,594
                                                                                    1.597                 260,281
                                                                                    1.378                 426,155
                                                                                    1.374                 269,028
                                                                                    1.241                 316,110
                                                                                    1.033                 335,922
                                                                                    1.540                 377,227
                                                                                    1.440                 431,997

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2013   1.726
                                                                                   2012   1.467
                                                                                   2011   1.687
                                                                                   2010   1.569
                                                                                   2009   1.226
                                                                                   2008   2.130
                                                                                   2007   2.180
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.901
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2013   2.192
                                                                                   2012   1.896
                                                                                   2011   1.989
                                                                                   2010   1.576
                                                                                   2009   1.258
                                                                                   2008   1.904
                                                                                   2007   1.958
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.800
                                                                                   2012   1.526
                                                                                   2011   1.556
                                                                                   2010   1.341
                                                                                   2009   0.943
                                                                                   2008   1.535
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.319
                                                                                   2012   2.013
                                                                                   2011   1.996
                                                                                   2010   1.491
                                                                                   2009   1.082
                                                                                   2008   1.635
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.290
                                                                                   2006   2.141
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.224
                                                                                   2012   2.161
                                                                                   2011   2.057
                                                                                   2010   1.953
                                                                                   2009   1.880
                                                                                   2008   1.896
                                                                                   2007   1.825
                                                                                   2006   1.752
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.479
                                                                                   2008   1.420
                                                                                   2007   1.313
                                                                                   2006   1.272
                                                                                   2005   1.249
                                                                                   2004   1.198
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.027
                                                                                   2007   0.936
                                                                                   2006   0.848
                                                                                   2005   0.796
                                                                                   2004   0.744
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.474
                                                                                   2006   1.161
                                                                                   2005   1.041
                                                                                   2004   0.901
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.058
                                                                                   2006   1.765
                                                                                   2005   1.659
                                                                                   2004   1.322
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.967
                                                                                   2005   0.894
                                                                                   2004   0.845
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.483
                                                                                   2005   1.486
                                                                                   2004   1.407



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2.091                 653,976
                                                                                   1.726                 763,665
                                                                                   1.467               1,017,526
                                                                                   1.687               1,053,491
                                                                                   1.569               1,082,312
                                                                                   1.226               1,077,589
                                                                                   2.130               1,116,736
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.648                 367,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 3.020                 556,896
                                                                                   2.192                 589,600
                                                                                   1.896                 746,055
                                                                                   1.989                 809,535
                                                                                   1.576                 769,787
                                                                                   1.258                 692,763
                                                                                   1.904                 673,607
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2.483                  35,410
                                                                                   1.800                  19,728
                                                                                   1.526                  17,174
                                                                                   1.556                   6,522
                                                                                   1.341                   2,051
                                                                                   0.943                  18,997
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 3.323                 574,025
                                                                                   2.319                 518,324
                                                                                   2.013                 661,884
                                                                                   1.996                 600,423
                                                                                   1.491                 593,019
                                                                                   1.082                 683,628
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2.385                      --
                                                                                   2.290                 735,254
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2.197                 208,259
                                                                                   2.224                 246,951
                                                                                   2.161                 286,013
                                                                                   2.057                 313,579
                                                                                   1.953                 374,483
                                                                                   1.880                 442,793
                                                                                   1.896                 351,999
                                                                                   1.825                 760,014
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.533                      --
                                                                                   1.479               1,631,914
                                                                                   1.420                 783,061
                                                                                   1.313               2,580,553
                                                                                   1.272               2,017,831
                                                                                   1.249               1,808,655
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 0.956                      --
                                                                                   1.027                  75,092
                                                                                   0.936                  69,420
                                                                                   0.848                  67,921
                                                                                   0.796                  71,306
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.601                      --
                                                                                   1.474               1,359,619
                                                                                   1.161               1,294,451
                                                                                   1.041               1,206,751
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.205                      --
                                                                                   2.058               1,819,487
                                                                                   1.765               1,767,557
                                                                                   1.659               1,856,242
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 1.033                      --
                                                                                   0.967                 156,849
                                                                                   0.894                 145,832
 Travelers Convertible Securities Subaccount (8/99)............................... 1.585                      --
                                                                                   1.483                 511,555
                                                                                   1.486                 473,032

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).......... 2006   2.356           2.581                      --
                                                                 2005   2.108           2.356               2,238,649
                                                                 2004   1.821           2.108               2,198,288
 Travelers Mercury Large Cap Core Subaccount (10/98)............ 2006   1.274           1.357                      --
                                                                 2005   1.144           1.274                 180,104
                                                                 2004   0.993           1.144                 157,515
 Travelers MFS(R) Mid Cap Growth Subaccount (10/98)............. 2006   1.314           1.395                      --
                                                                 2005   1.283           1.314                 383,071
                                                                 2004   1.131           1.283                 405,733
 Travelers MFS(R) Total Return Subaccount (10/96)............... 2006   2.035           2.107                      --
                                                                 2005   1.988           2.035               3,410,646
                                                                 2004   1.794           1.988               2,807,363
 Travelers MFS(R) Value Subaccount (5/04)....................... 2006   1.194           1.294                      --
                                                                 2005   1.128           1.194                 115,971
                                                                 2004   1.000           1.128                  75,452
 Travelers Pioneer Fund Subaccount (10/96)...................... 2006   1.412           1.503                      --
                                                                 2005   1.340           1.412                 213,115
                                                                 2004   1.213           1.340                 303,851
 Travelers Pioneer Strategic Income Subaccount (10/96).......... 2006   1.602           1.623                      --
                                                                 2005   1.554           1.602                 218,148
                                                                 2004   1.409           1.554                 144,266
 Travelers Quality Bond Subaccount (9/97)....................... 2006   1.454           1.446                      --
                                                                 2005   1.440           1.454                 325,404
                                                                 2004   1.402           1.440                 316,329
 Travelers Strategic Equity Subaccount (10/96).................. 2006   1.560           1.633                      --
                                                                 2005   1.538           1.560                 622,816
                                                                 2004   1.404           1.538                 669,603
 Travelers U.S. Government Securities Subaccount (10/96)........ 2006   1.811           1.752                      --
                                                                 2005   1.746           1.811                 786,487
                                                                 2004   1.655           1.746                 754,697
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......... 2009   0.593           0.610                      --
                                                                 2008   1.048           0.593                   3,421
                                                                 2007   0.938           1.048                   3,421
                                                                 2006   0.884           0.938                  46,218
                                                                 2005   0.824           0.884                  32,816
                                                                 2004   0.799           0.824                  28,823



                                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.063           2.175                      --
                                                                       2006   1.810           2.063               2,006,190
                                                                       2005   1.751           1.810               2,036,362
                                                                       2004   1.604           1.751               2,117,372
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.082           1.160                      --
                                                                       2006   1.000           1.082                  98,980
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.820           0.862                      --
                                                                       2005   0.786           0.820                  99,039
                                                                       2004   0.753           0.786                  86,354
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.887           0.847                      --
                                                                       2007   0.771           0.887                  70,008
                                                                       2006   0.761           0.771                  70,659
                                                                       2005   0.716           0.761                  63,792
                                                                       2004   0.679           0.716                  52,461

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)............................. 2013   1.719
                                                                                       2012   1.421
                                                                                       2011   1.580
                                                                                       2010   1.432
                                                                                       2009   1.020
                                                                                       2008   1.611
 American Funds Growth Subaccount (Class 2) (4/08).................................... 2013   1.475
                                                                                       2012   1.268
                                                                                       2011   1.342
                                                                                       2010   1.145
                                                                                       2009   0.832
                                                                                       2008   1.438
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................. 2013   1.305
                                                                                       2012   1.126
                                                                                       2011   1.162
                                                                                       2010   1.056
                                                                                       2009   0.815
                                                                                       2008   1.272
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 2006   2.183
                                                                                       2005   1.871
                                                                                       2004   1.586
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98).............................. 2007   2.918
                                                                                       2006   2.231
                                                                                       2005   1.766
                                                                                       2004   1.432
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.479
                                                                                       2005   2.343
                                                                                       2004   1.807
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.324
                                                                                       2007   1.253
                                                                                       2006   1.089
                                                                                       2005   1.057
                                                                                       2004   1.020
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.615
                                                                                       2007   1.839
                                                                                       2006   1.796
                                                                                       2005   1.719
                                                                                       2004   1.564
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 2007   1.657
                                                                                       2006   1.564
                                                                                       2005   1.523
                                                                                       2004   1.463
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 2013   1.711
                                                                                       2012   1.493
                                                                                       2011   1.556
                                                                                       2010   1.348
                                                                                       2009   1.008
                                                                                       2008   1.782
                                                                                       2007   1.539
                                                                                       2006   1.399
                                                                                       2005   1.215
                                                                                       2004   1.069
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2013   1.401
                                                                                       2012   1.161
                                                                                       2011   1.210
                                                                                       2010   1.039
                                                                                       2009   0.775
                                                                                       2008   1.339
                                                                                       2007   1.271
                                                                                       2006   1.131
                                                                                       2005   0.949
                                                                                       2004   0.950



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)............................. 2.192                  82,883
                                                                                       1.719                  84,267
                                                                                       1.421                  85,429
                                                                                       1.580                  65,853
                                                                                       1.432                  54,642
                                                                                       1.020                  45,655
 American Funds Growth Subaccount (Class 2) (4/08).................................... 1.894                 116,128
                                                                                       1.475                 109,157
                                                                                       1.268                 129,610
                                                                                       1.342                 109,771
                                                                                       1.145                  77,057
                                                                                       0.832                  55,973
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................. 1.720                 151,662
                                                                                       1.305                 155,654
                                                                                       1.126                 162,036
                                                                                       1.162                 152,334
                                                                                       1.056                 118,071
                                                                                       0.815                  97,515
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 2.162                      --
                                                                                       2.183               1,911,719
                                                                                       1.871               2,228,849
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98).............................. 3.060                      --
                                                                                       2.918                  15,151
                                                                                       2.231                   9,868
                                                                                       1.766                   9,802
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 3.246                      --
                                                                                       2.479                  97,716
                                                                                       2.343                 117,011
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 1.269                      --
                                                                                       1.324                 363,261
                                                                                       1.253                 347,700
                                                                                       1.089                 293,073
                                                                                       1.057                 313,740
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 1.526                      --
                                                                                       1.615                 164,568
                                                                                       1.839                 196,574
                                                                                       1.796                 209,178
                                                                                       1.719                 308,645
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 1.736                      --
                                                                                       1.657                 423,048
                                                                                       1.564                 439,178
                                                                                       1.523                 500,491
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 2.212                 130,147
                                                                                       1.711                 120,704
                                                                                       1.493                 133,212
                                                                                       1.556                 209,389
                                                                                       1.348                 214,758
                                                                                       1.008                 282,048
                                                                                       1.782                 288,948
                                                                                       1.539                 234,945
                                                                                       1.399                 133,024
                                                                                       1.215                  80,933
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 1.912                  31,531
                                                                                       1.401                  28,213
                                                                                       1.161                  48,406
                                                                                       1.210                  24,596
                                                                                       1.039                  19,451
                                                                                       0.775                  15,185
                                                                                       1.339                  15,556
                                                                                       1.271                   8,865
                                                                                       1.131                   5,565
                                                                                       0.949                  12,403

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96).................... 2013   2.107
                                                                                   2012   1.820
                                                                                   2011   1.826
                                                                                   2010   1.606
                                                                                   2009   1.250
                                                                                   2008   2.208
                                                                                   2007   2.203
                                                                                   2006   1.857
                                                                                   2005   1.777
                                                                                   2004   1.614
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)........................... 2008   2.056
                                                                                   2007   1.641
                                                                                   2006   1.556
                                                                                   2005   1.490
                                                                                   2004   1.460
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)...................... 2013   1.695
                                                                                   2012   1.503
                                                                                   2011   1.464
                                                                                   2010   1.303
                                                                                   2009   0.917
                                                                                   2008   1.238
                                                                                   2007   1.220
                                                                                   2006   1.112
                                                                                   2005   1.096
                                                                                   2004   1.014
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2013   2.345
                                                                                   2012   2.074
                                                                                   2011   2.356
                                                                                   2010   1.857
                                                                                   2009   1.346
                                                                                   2008   2.258
                                                                                   2007   1.983
                                                                                   2006   1.788
                                                                                   2005   1.534
                                                                                   2004   1.247
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.129
                                                                                   2012   1.906
                                                                                   2011   2.295
                                                                                   2010   1.977
                                                                                   2009   1.160
                                                                                   2008   2.486
                                                                                   2007   1.956
                                                                                   2006   1.547
                                                                                   2005   1.230
                                                                                   2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.502
                                                                                   2012   1.287
                                                                                   2011   1.459
                                                                                   2010   1.363
                                                                                   2009   1.008
                                                                                   2008   1.712
                                                                                   2007   1.503
                                                                                   2006   1.253
                                                                                   2005   1.153
                                                                                   2004   1.000
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2007   2.372
                                                                                   2006   1.980
                                                                                   2005   1.931
                                                                                   2004   1.688
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.050
                                                                                   2005   1.904
                                                                                   2004   1.660
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2006   1.957
                                                                                   2005   1.957
                                                                                   2004   1.823



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96).................... 2.665                 349,880
                                                                                   2.107                 323,093
                                                                                   1.820                 505,375
                                                                                   1.826                 903,638
                                                                                   1.606               1,021,111
                                                                                   1.250               1,027,207
                                                                                   2.208               1,083,001
                                                                                   2.203               1,286,371
                                                                                   1.857               1,512,625
                                                                                   1.777               1,487,531
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)........................... 1.889                      --
                                                                                   2.056                 952,149
                                                                                   1.641               1,261,066
                                                                                   1.556               1,277,223
                                                                                   1.490               1,304,854
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)...................... 1.772                  55,277
                                                                                   1.695                  52,953
                                                                                   1.503                  58,445
                                                                                   1.464                  68,416
                                                                                   1.303                  64,998
                                                                                   0.917                  77,680
                                                                                   1.238                  98,762
                                                                                   1.220                  98,035
                                                                                   1.112                  96,394
                                                                                   1.096                 168,222
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 3.144                 124,953
                                                                                   2.345                 121,079
                                                                                   2.074                 126,174
                                                                                   2.356                 184,734
                                                                                   1.857                 181,117
                                                                                   1.346                 162,285
                                                                                   2.258                 151,413
                                                                                   1.983                 178,427
                                                                                   1.788                 182,486
                                                                                   1.534                  90,732
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2.082                  24,901
                                                                                   2.129                  22,903
                                                                                   1.906                  54,704
                                                                                   2.295                  53,879
                                                                                   1.977                  50,596
                                                                                   1.160                  49,087
                                                                                   2.486                  53,670
                                                                                   1.956                  59,079
                                                                                   1.547                  18,275
                                                                                   1.230                   5,761
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 1.823                  33,373
                                                                                   1.502                  29,663
                                                                                   1.287                  86,855
                                                                                   1.459                  90,670
                                                                                   1.363                  78,947
                                                                                   1.008                  74,098
                                                                                   1.712                  54,244
                                                                                   1.503                  61,918
                                                                                   1.253                  43,325
                                                                                   1.153                   6,608
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2.513                      --
                                                                                   2.372                 665,934
                                                                                   1.980                 709,734
                                                                                   1.931                 700,415
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2.393                      --
                                                                                   2.050                 871,027
                                                                                   1.904                 891,046
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2.003                      --
                                                                                   1.957                 100,315
                                                                                   1.957                 138,305

                       GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)........................ 2006   1.127
                                                                                 2005   1.060
                                                                                 2004   0.992
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)...................... 2013   1.409
                                                                                 2012   1.220
                                                                                 2011   1.257
                                                                                 2010   1.015
                                                                                 2009   0.712
                                                                                 2008   1.284
                                                                                 2007   1.069
                                                                                 2006   0.956
                                                                                 2005   0.864
                                                                                 2004   0.727
 Janus Aspen Global Research Subaccount (Service Shares) (5/01)................. 2013   0.856
                                                                                 2012   0.724
                                                                                 2011   0.853
                                                                                 2010   0.748
                                                                                 2009   0.551
                                                                                 2008   1.012
                                                                                 2007   0.938
                                                                                 2006   0.805
                                                                                 2005   0.773
                                                                                 2004   0.749
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)...... 2013   1.228
                                                                                 2012   1.048
                                                                                 2011   1.036
                                                                                 2010   0.839
                                                                                 2009   0.632
                                                                                 2008   1.074
                                                                                 2007   1.072
                                                                                 2006   0.998
                                                                                 2005   0.906
                                                                                 2004   0.835
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 2013   1.205
                                                                                 2012   1.062
                                                                                 2011   1.147
                                                                                 2010   0.997
                                                                                 2009   0.781
                                                                                 2008   1.247
                                                                                 2007   1.299
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 2013   1.500
                                                                                 2012   1.331
                                                                                 2011   1.250
                                                                                 2010   1.128
                                                                                 2009   0.930
                                                                                 2008   1.449
                                                                                 2007   1.440
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)....... 2013   1.762
                                                                                 2012   1.483
                                                                                 2011   1.512
                                                                                 2010   1.395
                                                                                 2009   0.993
                                                                                 2008   1.604
                                                                                 2007   1.543
                                                                                 2006   1.494
                                                                                 2005   1.439
                                                                                 2004   1.452
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2013   1.954
                                                                                 2012   1.700
                                                                                 2011   1.641
                                                                                 2010   1.518
                                                                                 2009   1.235
                                                                                 2008   1.944
                                                                                 2007   1.896
                                                                                 2006   1.624
                                                                                 2005   1.544
                                                                                 2004   1.418



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)........................ 1.165                     --
                                                                                 1.127                 81,014
                                                                                 1.060                 65,970
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)...................... 1.837                 62,612
                                                                                 1.409                 58,358
                                                                                 1.220                 64,934
                                                                                 1.257                 92,750
                                                                                 1.015                 97,000
                                                                                 0.712                142,443
                                                                                 1.284                129,806
                                                                                 1.069                101,889
                                                                                 0.956                 83,501
                                                                                 0.864                 61,510
 Janus Aspen Global Research Subaccount (Service Shares) (5/01)................. 1.083                 57,991
                                                                                 0.856                 49,144
                                                                                 0.724                 48,590
                                                                                 0.853                 61,176
                                                                                 0.748                107,849
                                                                                 0.551                148,854
                                                                                 1.012                118,666
                                                                                 0.938                 99,991
                                                                                 0.805                 77,901
                                                                                 0.773                 67,791
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)...... 1.791                131,465
                                                                                 1.228                138,583
                                                                                 1.048                146,999
                                                                                 1.036                138,345
                                                                                 0.839                148,908
                                                                                 0.632                115,021
                                                                                 1.074                100,609
                                                                                 1.072                 63,436
                                                                                 0.998                 52,977
                                                                                 0.906                 39,325
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 1.573                235,882
                                                                                 1.205                233,310
                                                                                 1.062                238,079
                                                                                 1.147                226,004
                                                                                 0.997                249,234
                                                                                 0.781                254,177
                                                                                 1.247                268,175
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 1.865                121,088
                                                                                 1.500                 92,498
                                                                                 1.331                116,186
                                                                                 1.250                 39,025
                                                                                 1.128                 42,471
                                                                                 0.930                 39,244
                                                                                 1.449                 46,869
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)....... 2.397                 61,057
                                                                                 1.762                 59,038
                                                                                 1.483                 62,707
                                                                                 1.512                 81,645
                                                                                 1.395                 96,714
                                                                                 0.993                 92,139
                                                                                 1.604                 91,748
                                                                                 1.543                 80,092
                                                                                 1.494                 89,255
                                                                                 1.439                120,657
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2.554                122,768
                                                                                 1.954                109,620
                                                                                 1.700                121,660
                                                                                 1.641                147,142
                                                                                 1.518                151,067
                                                                                 1.235                157,063
                                                                                 1.944                176,465
                                                                                 1.896                 99,277
                                                                                 1.624                100,824
                                                                                 1.544                105,464

                      GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 2013   1.572
                                                                               2012   1.333
                                                                               2011   1.332
                                                                               2010   1.078
                                                                               2009   0.765
                                                                               2008   1.307
                                                                               2007   1.204
                                                                               2006   1.082
                                                                               2005   1.045
                                                                               2004   0.919
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)...................................................................... 2011   1.028
                                                                               2010   1.004
                                                                               2009   0.791
                                                                               2008   1.415
                                                                               2007   1.349
                                                                               2006   1.085
                                                                               2005   0.984
                                                                               2004   0.846
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)....... 2013   2.012
                                                                               2012   1.841
                                                                               2011   1.865
                                                                               2010   1.685
                                                                               2009   1.390
                                                                               2008   1.882
                                                                               2007   1.720
                                                                               2006   1.618
                                                                               2005   1.570
                                                                               2004   1.497
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   1.008
                                                                               2010   0.935
                                                                               2009   0.807
                                                                               2008   1.037
                                                                               2007   1.036
                                                                               2006   1.009
                                                                               2005   0.998
                                                                               2004   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................. 2013   2.156
                                                                               2012   1.853
                                                                               2011   1.833
                                                                               2010   1.592
                                                                               2009   1.009
                                                                               2008   1.460
                                                                               2007   1.474
                                                                               2006   1.346
                                                                               2005   1.329
                                                                               2004   1.219
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................ 2010   1.293
                                                                               2009   1.307
                                                                               2008   1.291
                                                                               2007   1.247
                                                                               2006   1.207
                                                                               2005   1.189
                                                                               2004   1.194
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................. 2007   2.106
                                                                               2006   1.806
                                                                               2005   1.759
                                                                               2004   1.645
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................. 2007   1.780
                                                                               2006   1.525
                                                                               2005   1.451
                                                                               2004   1.328
Managed Assets Trust
 Managed Assets Trust (10/96)................................................. 2006   1.845
                                                                               2005   1.800
                                                                               2004   1.666



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 2.281                 49,415
                                                                               1.572                 40,878
                                                                               1.333                 38,525
                                                                               1.332                 39,688
                                                                               1.078                 68,765
                                                                               0.765                 58,207
                                                                               1.307                 70,682
                                                                               1.204                 26,278
                                                                               1.082                 20,740
                                                                               1.045                 15,275
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)...................................................................... 1.107                     --
                                                                               1.028                120,547
                                                                               1.004                117,401
                                                                               0.791                116,334
                                                                               1.415                108,407
                                                                               1.349                 98,761
                                                                               1.085                127,139
                                                                               0.984                139,310
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)....... 2.357                315,666
                                                                               2.012                314,990
                                                                               1.841                319,925
                                                                               1.865                659,896
                                                                               1.685                680,013
                                                                               1.390                679,310
                                                                               1.882                769,082
                                                                               1.720                757,675
                                                                               1.618                716,575
                                                                               1.570                657,162
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 0.997                     --
                                                                               1.008                     --
                                                                               0.935                     --
                                                                               0.807                     --
                                                                               1.037                     --
                                                                               1.036                     --
                                                                               1.009                     --
                                                                               0.998                     --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................. 2.324                 40,612
                                                                               2.156                 30,343
                                                                               1.853                 28,211
                                                                               1.833                 28,165
                                                                               1.592                 28,625
                                                                               1.009                 25,296
                                                                               1.460                 34,413
                                                                               1.474                 76,861
                                                                               1.346                 77,954
                                                                               1.329                 98,700
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................ 1.288                     --
                                                                               1.293                797,136
                                                                               1.307                721,587
                                                                               1.291                475,987
                                                                               1.247                576,158
                                                                               1.207                568,405
                                                                               1.189                620,598
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................. 2.212                     --
                                                                               2.106                 98,927
                                                                               1.806                112,801
                                                                               1.759                113,026
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................. 1.873                     --
                                                                               1.780                 96,421
                                                                               1.525                101,024
                                                                               1.451                260,880
Managed Assets Trust
 Managed Assets Trust (10/96)................................................. 1.906                     --
                                                                               1.845                403,436
                                                                               1.800                550,241

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.445
                                                                                      2007   2.335
                                                                                      2006   2.448
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *............................. 2013   2.124
                                                                                      2012   1.841
                                                                                      2011   1.817
                                                                                      2010   1.584
                                                                                      2009   1.089
                                                                                      2008   1.454
                                                                                      2007   1.490
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 2007   1.365
                                                                                      2006   1.287
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 2013   1.287
                                                                                      2012   1.148
                                                                                      2011   1.161
                                                                                      2010   1.045
                                                                                      2009   0.888
                                                                                      2008   1.435
                                                                                      2007   1.421
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2013   1.058
                                                                                      2012   0.849
                                                                                      2011   0.908
                                                                                      2010   0.791
                                                                                      2009   0.593
                                                                                      2008   1.028
                                                                                      2007   1.223
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2013   2.787
                                                                                      2012   2.299
                                                                                      2011   2.513
                                                                                      2010   2.321
                                                                                      2009   1.642
                                                                                      2008   2.861
                                                                                      2007   2.221
                                                                                      2006   2.162
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2013   0.913
                                                                                      2012   0.779
                                                                                      2011   0.763
                                                                                      2010   0.625
                                                                                      2009   0.476
                                                                                      2008   0.755
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2013   1.074
                                                                                      2012   0.959
                                                                                      2011   0.992
                                                                                      2010   0.896
                                                                                      2009   0.702
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2013   1.017
                                                                                      2012   0.888
                                                                                      2011   0.944
                                                                                      2010   0.843
                                                                                      2009   0.637
                                                                                      2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2013   1.100
                                                                                      2012   1.006
                                                                                      2011   1.017
                                                                                      2010   0.937
                                                                                      2009   0.770
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2013   2.046
                                                                                      2012   1.601
                                                                                      2011   1.886
                                                                                      2010   1.637
                                                                                      2009   1.067
                                                                                      2008   1.716



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2.359                      --
                                                                                      2.445                  85,888
                                                                                      2.335                  92,018
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *............................. 2.304                 148,930
                                                                                      2.124                 148,831
                                                                                      1.841                 152,276
                                                                                      1.817                 184,386
                                                                                      1.584                 185,304
                                                                                      1.089                 181,264
                                                                                      1.454                 178,313
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 1.433                      --
                                                                                      1.365                  14,327
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 1.704                  31,757
                                                                                      1.287                  25,085
                                                                                      1.148                  31,214
                                                                                      1.161                  28,934
                                                                                      1.045                  26,056
                                                                                      0.888                  23,421
                                                                                      1.435                  19,575
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.084                 178,324
                                                                                      1.058                 165,001
                                                                                      0.849                 214,722
                                                                                      0.908                 263,805
                                                                                      0.791                 243,514
                                                                                      0.593                 248,206
                                                                                      1.028                 213,355
                                                                                      1.223                 224,234
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 3.552                 625,958
                                                                                      2.787                 699,447
                                                                                      2.299                 859,758
                                                                                      2.513               1,131,047
                                                                                      2.321               1,277,230
                                                                                      1.642               1,430,148
                                                                                      2.861               1,471,307
                                                                                      2.221               1,604,268
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.313                  42,409
                                                                                      0.913                  20,207
                                                                                      0.779                  22,183
                                                                                      0.763                   6,496
                                                                                      0.625                   3,644
                                                                                      0.476                      --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.257                 384,231
                                                                                      1.074                  41,987
                                                                                      0.959                  25,097
                                                                                      0.992                  75,423
                                                                                      0.896                  66,385
                                                                                      0.702                      --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.257                 531,216
                                                                                      1.017                  45,760
                                                                                      0.888                  28,125
                                                                                      0.944                  43,396
                                                                                      0.843                  24,672
                                                                                      0.637                   3,272
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.233                 271,055
                                                                                      1.100                  39,818
                                                                                      1.006                  32,628
                                                                                      1.017                  26,388
                                                                                      0.937                  15,010
                                                                                      0.770                     145
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2.642                      --
                                                                                      2.046                      --
                                                                                      1.601                      --
                                                                                      1.886                      --
                                                                                      1.637                      --
                                                                                      1.067                      --

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08).................... 2013   1.374
                                                                            2012   1.214
                                                                            2011   1.277
                                                                            2010   1.030
                                                                            2009   0.825
                                                                            2008   1.251
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................. 2013   1.485
                                                                            2012   1.270
                                                                            2011   1.297
                                                                            2010   1.039
                                                                            2009   0.784
                                                                            2008   1.207
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 2013   1.214
                                                                            2012   1.064
                                                                            2011   1.199
                                                                            2010   1.016
                                                                            2009   0.798
                                                                            2008   1.074
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   1.563
                                                                            2008   2.118
                                                                            2007   2.018
                                                                            2006   1.906
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.671
                                                                            2010   0.634
                                                                            2009   0.465
                                                                            2008   0.890
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2013   3.429
                                                                            2012   2.963
                                                                            2011   3.040
                                                                            2010   2.516
                                                                            2009   1.808
                                                                            2008   3.007
                                                                            2007   2.497
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   2.359
                                                                            2012   2.112
                                                                            2011   2.041
                                                                            2010   1.827
                                                                            2009   1.350
                                                                            2008   1.676
                                                                            2007   1.589
                                                                            2006   1.513
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.617
                                                                            2008   1.090
                                                                            2007   0.987
                                                                            2006   0.997
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2013   1.040
                                                                            2012   0.903
                                                                            2011   1.053
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2013   3.272
                                                                            2012   2.783
                                                                            2011   3.456
                                                                            2010   2.824
                                                                            2009   1.691
                                                                            2008   3.840
                                                                            2007   3.041
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2013   1.325
                                                                            2012   1.151
                                                                            2011   1.306
                                                                            2010   1.187
                                                                            2009   0.914
                                                                            2008   1.607
                                                                            2007   1.527
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2013   2.398
                                                                            2012   2.301
                                                                            2011   2.457
                                                                            2010   2.019
                                                                            2009   1.492
                                                                            2008   2.354



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08).................... 1.767                 34,761
                                                                            1.374                 21,182
                                                                            1.214                 16,045
                                                                            1.277                 12,960
                                                                            1.030                  5,966
                                                                            0.825                  3,087
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................. 2.060                  4,802
                                                                            1.485                  4,547
                                                                            1.270                  3,694
                                                                            1.297                  4,360
                                                                            1.039                  3,637
                                                                            0.784                  5,046
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 1.597                 14,271
                                                                            1.214                 11,860
                                                                            1.064                 12,151
                                                                            1.199                 12,115
                                                                            1.016                 10,625
                                                                            0.798                 10,544
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 1.548                     --
                                                                            1.563                328,174
                                                                            2.118                315,159
                                                                            2.018                295,161
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 0.714                     --
                                                                            0.671                  2,362
                                                                            0.634                  2,277
                                                                            0.465                     --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 3.972                271,724
                                                                            3.429                315,831
                                                                            2.963                406,829
                                                                            3.040                494,426
                                                                            2.516                570,598
                                                                            1.808                617,505
                                                                            3.007                680,027
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.519                  9,018
                                                                            2.359                  7,210
                                                                            2.112                  8,728
                                                                            2.041                 15,352
                                                                            1.827                 12,783
                                                                            1.350                 14,697
                                                                            1.676                  9,769
                                                                            1.589                  9,399
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.587                     --
                                                                            0.617                 30,150
                                                                            1.090                 32,511
                                                                            0.987                 40,412
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 1.330                265,628
                                                                            1.040                258,006
                                                                            0.903                254,455
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 3.074                 25,381
                                                                            3.272                 13,368
                                                                            2.783                 11,908
                                                                            3.456                 15,231
                                                                            2.824                 12,933
                                                                            1.691                 17,589
                                                                            3.840                 17,944
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 1.560                 64,389
                                                                            1.325                 72,131
                                                                            1.151                 84,500
                                                                            1.306                 67,115
                                                                            1.187                 76,705
                                                                            0.914                 85,883
                                                                            1.607                 55,930
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2.601                     --
                                                                            2.398                 75,156
                                                                            2.301                 75,624
                                                                            2.457                 83,337
                                                                            2.019                100,690
                                                                            1.492                100,242

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 2013   1.012
                                                                            2012   0.938
                                                                            2011   1.021
                                                                            2010   0.783
                                                                            2009   0.504
                                                                            2008   0.907
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 2012   0.850
                                                                            2011   0.870
                                                                            2010   0.803
                                                                            2009   0.565
                                                                            2008   1.007
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.............. 2013   1.126
                                                                            2012   0.939
                                                                            2011   1.037
                                                                            2010   0.904
                                                                            2009   0.652
                                                                            2008   1.108
                                                                            2007   1.055
                                                                            2006   0.996
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 2013   1.472
                                                                            2012   1.364
                                                                            2011   1.240
                                                                            2010   1.163
                                                                            2009   0.995
                                                                            2008   1.112
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2013   1.903
                                                                            2012   1.765
                                                                            2011   1.733
                                                                            2010   1.623
                                                                            2009   1.453
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2013   1.502
                                                                            2012   1.376
                                                                            2011   1.460
                                                                            2010   1.273
                                                                            2009   1.041
                                                                            2008   1.570
                                                                            2007   1.515
                                                                            2006   1.406
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013   2.395
                                                                            2012   2.174
                                                                            2011   2.125
                                                                            2010   1.920
                                                                            2009   1.461
                                                                            2008   1.658
                                                                            2007   1.576
                                                                            2006   1.518
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2013   5.360
                                                                            2012   4.603
                                                                            2011   4.858
                                                                            2010   4.206
                                                                            2009   3.599
                                                                            2008   5.407
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 2013   1.358
                                                                            2012   1.166
                                                                            2011   1.298
                                                                            2010   1.097
                                                                            2009   0.879
                                                                            2008   1.269
                                                                            2007   1.387
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.641
                                                                            2006   1.593
                                                                            2005   1.581
                                                                            2004   1.531
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.862
                                                                            2006   1.491
                                                                            2005   1.318
                                                                            2004   1.162



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 1.389                  51,655
                                                                            1.012                  40,501
                                                                            0.938                  46,266
                                                                            1.021                  45,006
                                                                            0.783                  43,628
                                                                            0.504                  36,975
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 0.956                      --
                                                                            0.850               1,216,956
                                                                            0.870               1,393,892
                                                                            0.803               1,500,889
                                                                            0.565               1,805,287
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.............. 1.417                 501,373
                                                                            1.126                 549,562
                                                                            0.939                 730,186
                                                                            1.037               1,097,209
                                                                            0.904               1,526,194
                                                                            0.652               1,630,843
                                                                            1.108               1,593,176
                                                                            1.055               1,844,071
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 1.323                   9,209
                                                                            1.472                   5,411
                                                                            1.364                   1,650
                                                                            1.240                   8,354
                                                                            1.163                   2,466
                                                                            0.995                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 1.843                 294,287
                                                                            1.903                 342,357
                                                                            1.765                 380,614
                                                                            1.733                 382,898
                                                                            1.623                 327,323
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 1.972                 162,487
                                                                            1.502                 158,327
                                                                            1.376                 168,628
                                                                            1.460                 164,021
                                                                            1.273                 157,246
                                                                            1.041                  69,902
                                                                            1.570                  65,572
                                                                            1.515                  51,249
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2.401                  83,835
                                                                            2.395                  51,624
                                                                            2.174                  59,778
                                                                            2.125                  74,688
                                                                            1.920                  93,983
                                                                            1.461                  92,649
                                                                            1.658                  85,230
                                                                            1.576                  87,171
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 7.078                      --
                                                                            5.360                      --
                                                                            4.603                      --
                                                                            4.858                      --
                                                                            4.206                      --
                                                                            3.599                      --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 1.776                 117,899
                                                                            1.358                 113,154
                                                                            1.166                 133,300
                                                                            1.298                 151,085
                                                                            1.097                 143,498
                                                                            0.879                 185,616
                                                                            1.269                 152,474
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 1.693                      --
                                                                            1.641                 144,941
                                                                            1.593                 171,443
                                                                            1.581                 387,341
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 1.998                      --
                                                                            1.862                  88,285
                                                                            1.491                 120,444
                                                                            1.318                 202,492

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.348
                                                                            2006   1.213
                                                                            2005   1.152
                                                                            2004   1.061
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.775
                                                                            2006   1.582
                                                                            2005   1.494
                                                                            2004   1.317
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.122
                                                                            2012   2.069
                                                                            2011   1.949
                                                                            2010   1.862
                                                                            2009   1.794
                                                                            2008   1.715
                                                                            2007   1.691
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.828
                                                                            2012   1.723
                                                                            2011   1.638
                                                                            2010   1.531
                                                                            2009   1.417
                                                                            2008   1.487
                                                                            2007   1.417
                                                                            2006   1.361
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.214
                                                                            2012   1.076
                                                                            2011   1.197
                                                                            2010   1.012
                                                                            2009   0.802
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.027
                                                                            2008   3.130
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 2013   1.846
                                                                            2012   1.664
                                                                            2011   1.624
                                                                            2010   1.501
                                                                            2009   1.296
                                                                            2008   1.746
                                                                            2007   1.729
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2013   1.262
                                                                            2012   1.122
                                                                            2011   1.114
                                                                            2010   1.036
                                                                            2009   0.945
                                                                            2008   1.384
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................... 2013   1.244
                                                                            2012   1.260
                                                                            2011   1.277
                                                                            2010   1.288
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.643
                                                                            2008   1.089
                                                                            2007   1.148
 MSF Davis Venture Value Subaccount (Class A) (4/08)....................... 2013   1.188
                                                                            2012   1.067
                                                                            2011   1.126
                                                                            2010   1.019
                                                                            2009   0.782
                                                                            2008   1.264
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 2009   0.747
                                                                            2008   1.372
                                                                            2007   1.337
                                                                            2006   1.317
 MSF FI Value Leaders Subaccount (Class D) (4/08).......................... 2013   1.426
                                                                            2012   1.249
                                                                            2011   1.350
                                                                            2010   1.195
                                                                            2009   0.995
                                                                            2008   1.527



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 1.408                      --
                                                                            1.348                 325,586
                                                                            1.213                 362,097
                                                                            1.152                 560,256
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 1.773                      --
                                                                            1.775                 167,102
                                                                            1.582                 160,201
                                                                            1.494                 228,047
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2.046                 103,637
                                                                            2.122                  97,107
                                                                            2.069                  94,698
                                                                            1.949                  87,113
                                                                            1.862                  74,362
                                                                            1.794                  61,878
                                                                            1.715                  70,324
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 1.791                 157,458
                                                                            1.828                 149,848
                                                                            1.723                 172,061
                                                                            1.638                 200,641
                                                                            1.531                 276,815
                                                                            1.417                 253,364
                                                                            1.487                 280,087
                                                                            1.417                 263,661
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 1.609                 470,785
                                                                            1.214                 484,756
                                                                            1.076                 511,043
                                                                            1.197                 522,827
                                                                            1.012                 568,871
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2.110                      --
                                                                            2.027                      --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 2.197                 355,932
                                                                            1.846                 430,541
                                                                            1.664                 459,023
                                                                            1.624                 573,368
                                                                            1.501                 739,755
                                                                            1.296                 355,777
                                                                            1.746                 349,898
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 1.641                  10,872
                                                                            1.262                   3,983
                                                                            1.122                   2,090
                                                                            1.114                      --
                                                                            1.036                      --
                                                                            0.945                      --
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................... 1.228                 802,403
                                                                            1.244               2,023,451
                                                                            1.260                 343,240
                                                                            1.277                 587,116
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 0.636                      --
                                                                            0.643                 128,473
                                                                            1.089                 109,318
 MSF Davis Venture Value Subaccount (Class A) (4/08)....................... 1.568                 454,461
                                                                            1.188                 443,884
                                                                            1.067                 410,888
                                                                            1.126                 423,913
                                                                            1.019                 417,916
                                                                            0.782                 408,659
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 0.781                      --
                                                                            0.747                 588,245
                                                                            1.372                 544,538
                                                                            1.337                 564,682
 MSF FI Value Leaders Subaccount (Class D) (4/08).......................... 1.571                      --
                                                                            1.426                 246,063
                                                                            1.249                 226,609
                                                                            1.350                 223,988
                                                                            1.195                 194,083
                                                                            0.995                 198,176

                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.444
                                                                                    2012   1.319
                                                                                    2011   1.380
                                                                                    2010   1.213
                                                                                    2009   0.824
                                                                                    2008   1.538
                                                                                    2007   1.294
                                                                                    2006   1.323
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013   0.919
                                                                                    2012   0.950
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.844
                                                                                    2011   0.853
                                                                                    2010   0.776
                                                                                    2009   0.563
                                                                                    2008   0.849
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011   0.974
                                                                                    2010   0.853
                                                                                    2009   0.657
                                                                                    2008   1.118
                                                                                    2007   1.097
                                                                                    2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013   1.313
                                                                                    2012   1.219
                                                                                    2011   1.196
                                                                                    2010   1.101
                                                                                    2009   0.925
                                                                                    2008   1.095
                                                                                    2007   1.051
                                                                                    2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013   1.262
                                                                                    2012   1.147
                                                                                    2011   1.150
                                                                                    2010   1.044
                                                                                    2009   0.856
                                                                                    2008   1.105
                                                                                    2007   1.069
                                                                                    2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013   1.196
                                                                                    2012   1.070
                                                                                    2011   1.099
                                                                                    2010   0.984
                                                                                    2009   0.788
                                                                                    2008   1.118
                                                                                    2007   1.086
                                                                                    2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013   1.130
                                                                                    2012   0.992
                                                                                    2011   1.045
                                                                                    2010   0.923
                                                                                    2009   0.724
                                                                                    2008   1.131
                                                                                    2007   1.103
                                                                                    2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013   2.161
                                                                                    2012   1.891
                                                                                    2011   1.881
                                                                                    2010   1.659
                                                                                    2009   1.331
                                                                                    2008   2.144
                                                                                    2007   2.157
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013   2.339
                                                                                    2012   2.128
                                                                                    2011   2.109
                                                                                    2010   1.945
                                                                                    2009   1.665
                                                                                    2008   2.171
                                                                                    2007   2.111
                                                                                    2006   1.971



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 1.890                 184,222
                                                                                    1.444                 211,548
                                                                                    1.319                 198,483
                                                                                    1.380                 213,606
                                                                                    1.213                 209,357
                                                                                    0.824                 214,108
                                                                                    1.538                 197,240
                                                                                    1.294                 209,002
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 1.244               1,020,172
                                                                                    0.919               1,002,372
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 0.962                      --
                                                                                    0.844                  39,416
                                                                                    0.853                  59,441
                                                                                    0.776                  59,653
                                                                                    0.563                  65,120
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 1.057                      --
                                                                                    0.974                 297,464
                                                                                    0.853                 235,664
                                                                                    0.657                 230,643
                                                                                    1.118                 182,529
                                                                                    1.097                  35,015
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 1.352                 400,895
                                                                                    1.313                 487,443
                                                                                    1.219                 416,019
                                                                                    1.196                 351,068
                                                                                    1.101                 332,614
                                                                                    0.925                  59,992
                                                                                    1.095                  36,688
                                                                                    1.051                     384
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 1.382                 498,423
                                                                                    1.262                 476,914
                                                                                    1.147                 313,840
                                                                                    1.150                 265,434
                                                                                    1.044                 142,450
                                                                                    0.856                 102,061
                                                                                    1.105                  71,310
                                                                                    1.069                   8,556
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 1.393               1,759,331
                                                                                    1.196               1,496,215
                                                                                    1.070               1,453,446
                                                                                    1.099               2,025,755
                                                                                    0.984               1,525,132
                                                                                    0.788                 853,929
                                                                                    1.118                 518,236
                                                                                    1.086                  27,519
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 1.387                 352,449
                                                                                    1.130                 253,815
                                                                                    0.992                 221,593
                                                                                    1.045                 195,363
                                                                                    0.923                 128,468
                                                                                    0.724                  88,977
                                                                                    1.131                  49,754
                                                                                    1.103                  28,047
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2.817                 771,828
                                                                                    2.161                 735,441
                                                                                    1.891                 891,119
                                                                                    1.881               1,554,435
                                                                                    1.659               1,822,506
                                                                                    1.331               1,837,935
                                                                                    2.144               1,918,015
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2.741                 592,698
                                                                                    2.339                 604,644
                                                                                    2.128                 664,709
                                                                                    2.109                 769,355
                                                                                    1.945                 804,617
                                                                                    1.665                 837,337
                                                                                    2.171                 807,111
                                                                                    2.111                 760,953

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2013   1.503
                                                                                   2012   1.306
                                                                                   2011   1.312
                                                                                   2010   1.193
                                                                                   2009   1.000
                                                                                   2008   1.501
                                                                                   2007   1.413
                                                                                   2006   1.276
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2013   1.540
                                                                                   2012   1.319
                                                                                   2011   1.527
                                                                                   2010   1.430
                                                                                   2009   1.126
                                                                                   2008   1.969
                                                                                   2007   2.017
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.619
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2013   1.957
                                                                                   2012   1.704
                                                                                   2011   1.800
                                                                                   2010   1.437
                                                                                   2009   1.155
                                                                                   2008   1.760
                                                                                   2007   1.811
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.630
                                                                                   2012   1.392
                                                                                   2011   1.429
                                                                                   2010   1.240
                                                                                   2009   0.878
                                                                                   2008   1.437
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.098
                                                                                   2012   1.834
                                                                                   2011   1.831
                                                                                   2010   1.378
                                                                                   2009   1.007
                                                                                   2008   1.529
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.132
                                                                                   2006   2.003
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.985
                                                                                   2012   1.942
                                                                                   2011   1.862
                                                                                   2010   1.780
                                                                                   2009   1.726
                                                                                   2008   1.752
                                                                                   2007   1.699
                                                                                   2006   1.638
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.401
                                                                                   2008   1.355
                                                                                   2007   1.262
                                                                                   2006   1.231
                                                                                   2005   1.218
                                                                                   2004   1.176
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   0.980
                                                                                   2007   0.900
                                                                                   2006   0.821
                                                                                   2005   0.775
                                                                                   2004   0.730
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.417
                                                                                   2006   1.124
                                                                                   2005   1.015
                                                                                   2004   0.885
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.978
                                                                                   2006   1.708
                                                                                   2005   1.617
                                                                                   2004   1.298



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.014                247,754
                                                                                   1.503                  2,442
                                                                                   1.306                 15,183
                                                                                   1.312                 15,688
                                                                                   1.193                  2,671
                                                                                   1.000                  2,953
                                                                                   1.501                  2,337
                                                                                   1.413                    511
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 1.853                 49,477
                                                                                   1.540                 51,778
                                                                                   1.319                 54,300
                                                                                   1.527                 66,861
                                                                                   1.430                 69,826
                                                                                   1.126                 58,762
                                                                                   1.969                 53,552
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.278                 72,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2.676                 69,787
                                                                                   1.957                 66,734
                                                                                   1.704                 76,687
                                                                                   1.800                102,370
                                                                                   1.437                120,346
                                                                                   1.155                118,331
                                                                                   1.760                114,260
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2.233                 33,363
                                                                                   1.630                 24,842
                                                                                   1.392                 17,990
                                                                                   1.429                 15,781
                                                                                   1.240                 11,048
                                                                                   0.878                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.986                149,571
                                                                                   2.098                143,990
                                                                                   1.834                157,641
                                                                                   1.831                176,999
                                                                                   1.378                163,816
                                                                                   1.007                171,898
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2.216                     --
                                                                                   2.132                115,932
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.948                195,372
                                                                                   1.985                200,692
                                                                                   1.942                205,750
                                                                                   1.862                212,057
                                                                                   1.780                238,592
                                                                                   1.726                250,086
                                                                                   1.752                244,047
                                                                                   1.699                250,537
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.449                     --
                                                                                   1.401                260,317
                                                                                   1.355                131,730
                                                                                   1.262                188,291
                                                                                   1.231                176,667
                                                                                   1.218                 99,924
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 0.910                     --
                                                                                   0.980                 24,709
                                                                                   0.900                 21,340
                                                                                   0.821                 18,531
                                                                                   0.775                 16,954
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.535                     --
                                                                                   1.417                 46,362
                                                                                   1.124                 41,099
                                                                                   1.015                 38,089
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.114                     --
                                                                                   1.978                112,489
                                                                                   1.708                 87,228
                                                                                   1.617                 99,131

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)........... 2006   0.936           0.997                     --
                                                                 2005   0.872           0.936                 33,734
                                                                 2004   0.829           0.872                 33,691
 Travelers Convertible Securities Subaccount (8/99)............. 2006   1.418           1.513                     --
                                                                 2005   1.432           1.418                  8,176
                                                                 2004   1.364           1.432                  8,581
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).......... 2006   2.239           2.448                     --
                                                                 2005   2.017           2.239                 94,671
                                                                 2004   1.755           2.017                188,652
 Travelers Mercury Large Cap Core Subaccount (10/98)............ 2006   1.211           1.287                     --
                                                                 2005   1.095           1.211                 11,733
                                                                 2004   0.957           1.095                 26,198
 Travelers MFS(R) Mid Cap Growth Subaccount (10/98)............. 2006   1.249           1.323                     --
                                                                 2005   1.228           1.249                192,771
                                                                 2004   1.090           1.228                229,344
 Travelers MFS(R) Total Return Subaccount (10/96)............... 2006   1.907           1.971                     --
                                                                 2005   1.877           1.907                696,378
                                                                 2004   1.706           1.877                728,163
 Travelers MFS(R) Value Subaccount (5/04)....................... 2006   1.180           1.276                     --
                                                                 2005   1.123           1.180                  3,791
                                                                 2004   1.000           1.123                     --
 Travelers Pioneer Fund Subaccount (10/96)...................... 2006   1.324           1.406                     --
                                                                 2005   1.265           1.324                 74,740
                                                                 2004   1.153           1.265                 82,200
 Travelers Pioneer Strategic Income Subaccount (10/96).......... 2006   1.501           1.518                     --
                                                                 2005   1.467           1.501                140,375
                                                                 2004   1.340           1.467                119,798
 Travelers Quality Bond Subaccount (9/97)....................... 2006   1.373           1.361                     --
                                                                 2005   1.368           1.373                237,104
                                                                 2004   1.342           1.368                264,155
 Travelers Strategic Equity Subaccount (10/96).................. 2006   1.462           1.527                     --
                                                                 2005   1.452           1.462                368,572
                                                                 2004   1.334           1.452                445,637
 Travelers U.S. Government Securities Subaccount (10/96)........ 2006   1.698           1.638                     --
                                                                 2005   1.649           1.698                317,572
                                                                 2004   1.574           1.649                343,548
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......... 2009   0.562           0.577                     --
                                                                 2008   1.000           0.562                 34,977
                                                                 2007   0.901           1.000                 48,019
                                                                 2006   0.855           0.901                 54,019
                                                                 2005   0.803           0.855                 46,501
                                                                 2004   0.784           0.803                 35,761

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a merger or name change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES


                        FORMER NAME                                               NEW NAME
---------------------------------------------------------- -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Developing Markets Securities Fund -            Templeton Developing Markets VIP Fund - Class 2
  Class 2
 Templeton Foreign Securities Fund - Class 2               Templeton Foreign VIP Fund - Class 2
MET INVESTORS SERIES TRUST                                 MET INVESTORS SERIES TRUST
 Blackrock Large Cap Core Portfolio - Class E              WMC Large Cap Research Portfolio - Class E
 Janus Forty Portfolio - Class A                           ClearBridge Aggressive Growth Portfolio II - Class A
 MetLife Aggressive Strategy Portfolio - Class B           MetLife Asset Allocation 100 Portfolio - Class B
 Lord Abbett Mid Cap Value Portfolio - Class B             Invesco Mid Cap Value Portfolio - Class B
METROPOLITAN SERIES FUND                                   METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio - Class A                 WMC Balanced Portfolio - Class A
 MetLife Conservative Allocation Portfolio - Class B       MetLife Asset Allocation 20 Portfolio - Class B
 MetLife Conservative to Moderate Allocation Portfolio -   MetLife Asset Allocation 40 Portfolio - Class B
  Class B
 MetLife Moderate Allocation Portfolio - Class B           MetLife Asset Allocation 60 Portfolio - Class B
 MetLife Moderate to Aggressive Allocation Portfolio -     MetLife Asset Allocation 80 Portfolio - Class B
  Class B
 Davis Venture Value Portfolio - Class A                   WMC Core Equity Opportunities Portfolio - Class A


UNDERLYING FUND MERGERS

The former Underlying Fund was merged with and into the new Underlying Fund.


                 FORMER UNDERLYING FUND                                 NEW UNDERLYING FUND
------------------------------------------------------- --------------------------------------------------
MET INVESTORS SERIES TRUST                              MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II - Class A   ClearBridge Aggressive Growth Portfolio - Class A


UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.


                  FORMER UNDERLYING FUND                                  NEW UNDERLYING FUND
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio - Class I   T. Rowe Price Large Cap Value Portfolio - Class E

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


                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                    PORTFOLIO/SERIES                     MARKETING NAME
----------------------------------------- ------------------------------ ----------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio           Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                        Global Research Portfolio      Janus Aspen Series Global Research
                                                                         Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio                      Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio        Fidelity VIP Equity-Income Portfolio(R)
Fidelity(R) Variable Insurance Products   High Income Portfolio          Fidelity VIP High Income Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

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


                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Calculation of Money Market Yield

ERISA

Taxes

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 15

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


                                  APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

4

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


                                  APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   Barclays Aggregate Bond Index Portfolio

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Money Market Portfolio

   o   Fidelity(R) VIP High Income Portfolio

   o   Western Asset Variable High Income Portfolio

   o   Lord Abbett Bond Debenture Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management U.S. Government Portfolio

                                  APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

------------
1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                          GOLD TRACK SELECT PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company", "Our", "Us" or "We"). - The Contract -is available for use in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and -non-qualified deferred compensation Plans. - Effective January 1, 2014, this Contract is no longer available to new Plans in New York State.


The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
DELAWARE VIP(R) TRUST -- STANDARD CLASS
  Delaware VIP(R) Small Cap Value Series
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Developing Markets VIP Fund
  Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Appreciation Portfolio -- Class I
  ClearBridge Variable Equity Income Portfolio -- Class I
  ClearBridge Variable Large Cap Growth Portfolio -- Class I
  ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Western Asset Variable High Income Portfolio
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced Allocation Portfolio -- Class C
  American Funds(R) Growth Allocation Portfolio -- Class C
  American Funds(R) Moderate Allocation Portfolio -- Class C
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class B
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B

  MetLife Multi-Index Targeted Risk Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  Pyramis(R) Managed Risk Portfolio -- Class B
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  Barclays Aggregate Bond Index Portfolio -- Class A
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Large Cap Value Portfolio -- Class B
  BlackRock Money Market Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class A
  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MetLife Mid Cap Stock Index Portfolio -- Class G
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  MSCI EAFE(R) Index Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.

This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                        PROSPECTUS DATED: APRIL 28, 2014

                              TABLE OF CONTENTS



                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    6
Fee Table.....................................................    9
Condensed Financial Information...............................   13
The Annuity Contract and Your Retirement Plan.................   13
  403(b) Plan Terminations....................................   13
  Other Plan Terminations.....................................   14
The Annuity Contract..........................................   14
  Contract Owner Inquiries....................................   15
  Allocated Contracts.........................................   15
  Unallocated Contracts.......................................   15
  Purchase Payments...........................................   15
  Purchase Payments ---- Section 403(b) Plans.................   15
  Accumulation Units..........................................   16
  Valuation of Assets.........................................   16
  The Funding Options.........................................   16
  Underlying Funds Which Are Fund of Funds....................   22
Charges And Deductions........................................   23
  General.....................................................   23
  Surrender Charge............................................   24
  Free Withdrawal Allowance...................................   25
  Mortality and Expense Risk Charge...........................   25
  Funding Option Expenses.....................................   25
  Variable Liquidity Benefit Charge...........................   25
  Administrative Charge.......................................   25
  TPA Administrative Charges..................................   26
  Premium Tax.................................................   26
  Income Taxes................................................   26
  Changes in Taxes Based upon Premium or Value................   26
  Account Reduction Loan Fees.................................   26
Transfers.....................................................   26
  Restrictions on Transfers...................................   27
  Dollar Cost Averaging.......................................   29
Access to Your Money..........................................   29
  Systematic Withdrawals......................................   30
  Account Reduction Loans.....................................   30
Ownership Provisions..........................................   30
  Types of Ownership..........................................   30
  Contract Owner..............................................   30
  Beneficiary.................................................   31
  Abandoned Property Requirements.............................   31
  Annuitant...................................................   31
Death Benefit.................................................   31
  Death Benefit Proceeds Prior to the Maturity Date...........   31
  Payment of Proceeds.........................................   32
  Death Proceeds after the Maturity Date......................   32


                                                               PAGE
                                                               -----
  Total Control Account.......................................   32
The Annuity Period............................................   33
  Maturity Date...............................................   33
  Allocation of Annuity.......................................   33
  Variable Annuity............................................   33
  Fixed Annuity...............................................   34
  Election of Options.........................................   34
  Retired Life Certificate....................................   34
  Allocation of Contract Value During the Annuity Period         34
  Annuity Options.............................................   35
  Variable Liquidity Benefit..................................   36
Miscellaneous Contract Provisions.............................   36
  Right to Return.............................................   36
  Termination of Allocated Contracts..........................   36
  Contract Exchanges..........................................   37
  Suspension of Payments......................................   38
  Misstatement................................................   38
  Funding Options.............................................   38
The Separate Account..........................................   38
  Performance Information.....................................   39
Federal Tax Considerations....................................   39
  Qualified Annuity Contracts.................................   40
Other Information.............................................   45
  The Insurance Company.......................................   45
  Financial Statements........................................   45
  Distribution of the Contracts...............................   45
  Conformity with State and Federal Laws......................   47
  Voting Rights...............................................   47
  Contract Modification.......................................   47
  Postponement of Payment (the "Emergency
    Procedure")...............................................   47
  Restrictions on Financial Transactions......................   48
  Legal Proceedings...........................................   48
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal And Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: Competing Funds...................................  F-1
Appendix G: Premium Tax Table.................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut ("MetLife").

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges.

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DCA PROGRAM -- pre-authorized transfer program that allows You to invest a fixed amount of money in the Funding Options on a monthly or quarterly basis.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract.

INDIVIDUAL ACCOUNT -- an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

NET INVESTMENT RATE -- Assumed investment return during the Annuity Period for a Variable Annuity.

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403 or 457(b) of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403 or 457(b) of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- In this prospectus, depending on the context, "You" is the owner of the Contract or the Participant or Annuitant for whom money is invested under certain group arrangements. In cases where We are referring to giving instructions or making payments to Us for Qualified Contracts or Contracts used in connection with non-qualified deferred compensation plans or qualified excess benefit arrangements, "You" means the trustee or employer. Under certain group arrangements where the Participant or Annuitant is permitted to choose among Funding Options, "You" means the Participant or Annuitant who is giving Us instructions about the Funding Options. In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                           GOLD TRACK SELECT ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401, 403 or 457(b) of the Code.) The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code, subject to Our underwriting requirements, and, with respect to Plans of governmental employers, for qualified excess benefit arrangements, subject to Our underwriting requirements. Purchase of this Contract through a qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the qualified retirement Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract to the group. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified plan/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A funding option administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual mortality and expense risk charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the income phase, the person You have chosen as Your Beneficiary will receive a death benefit. The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the business day on which Our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix G), which may be applicable.


CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
-------------------------------------------


SURRENDER CHARGE:.............................       5%(1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE.........   $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE........   $50.00
VARIABLE LIQUIDITY BENEFIT CHARGE:............       5%(3)

As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


ADMINISTRATIVE CHARGES
FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT    0.10%
 FOR ALLOCATED CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)                 1.20%(4)
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                          1.30%

(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

(2)   Loans will be charged an initial set-up fee of $75.00.
(3) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.


 CONTRACT YEAR     WITHDRAWAL CHARGE
---------------   ------------------
      0-2                 5%
      3-4                 4%
      5-6                 3%
      7-8                 2%
       9+                 0%

(4) We are waiving the following amounts of the Mortality & Expense Risk charge on these Subaccounts: 0.14% for the Subaccount investing in the Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A of the Met Investors Series Trust; an
   amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio --
   Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.61%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      ERVICE        OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........    0.72%       --             0.08%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.09%
 Dynamic Capital Appreciation Portfolio+........    0.55%     0.25%            0.22%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund..........    1.10%     0.25%            0.25%
 Templeton Foreign VIP Fund.....................    0.64%     0.25%            0.14%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%     0.25%            0.05%
 Global Research Portfolio+.....................    0.48%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I+.........................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................    0.70%       --             0.05%
 ClearBridge Variable Equity Income
  Portfolio -- Class I..........................    0.75%       --             0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I..........................    0.75%       --           0.10%



                                                                   TOTAL                      NET TOTAL
                                                    ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                    FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............      --          0.80%       --               0.80%
 American Funds Growth Fund.....................      --          0.60%       --               0.60%
 American Funds Growth-Income Fund..............      --          0.54%       --               0.54%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........      --          0.80%       --               0.80%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................      --          0.89%       --               0.89%
 Dynamic Capital Appreciation Portfolio+........      --          1.02%       --               1.02%
 Mid Cap Portfolio..............................      --          0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund..........      --          1.60%       --               1.60%
 Templeton Foreign VIP Fund.....................      --          1.03%       --               1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................      --          0.94%       --               0.94%
 Global Research Portfolio+.....................      --          0.78%       --               0.78%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I+.........................      --          0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................      --          0.75%     0.00%              0.75%
 ClearBridge Variable Equity Income
  Portfolio -- Class I..........................      --          0.82%     0.00%              0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I..........................      --          0.85%     0.00%              0.85%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      ERVICE        OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I+...........................    0.65%       --           0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --           0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --           0.18%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio.......................................    0.60%       --           0.14%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................    0.59%       --           0.02%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................    0.59%     0.25%          0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%          0.02%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%          0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.77%       --           0.06%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --           0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.........................................    0.07%     0.25%          0.01%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B............................    0.18%     0.25%          0.11%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................    0.87%       --           0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%          0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+...........................    0.64%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --           0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A................    0.65%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A.........................................    0.57%       --           0.06%
 Pyramis(R) Managed Risk Portfolio --
  Class B.........................................    0.45%     0.25%          0.45%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E+........................................    0.57%     0.15%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................    0.73%     0.25%          0.03%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- -----------
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I+...........................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --             0.83%     0.00%              0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --             0.89%     0.00%              0.89%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio.......................................   --             0.74%     0.00%              0.74%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................ 0.42%            1.03%       --               1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.43%            1.05%       --               1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.40%            1.02%       --               1.02%
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --               0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................   --             0.61%     0.00%              0.61%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................   --             0.86%     0.00%              0.86%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%              0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.87%     0.02%              0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A......................................... 0.04%            0.87%     0.09%              0.78%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --               0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B......................................... 0.70%            1.03%       --               1.03%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B............................ 0.22%            0.76%       --               0.76%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................   --             1.02%     0.01%              1.01%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+...........................   --             0.94%     0.01%              0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%              0.97%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.55%     0.00%              0.55%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A................   --             0.70%     0.04%              0.66%
 Pioneer Strategic Income Portfolio --
  Class A.........................................   --             0.63%       --               0.63%
 Pyramis(R) Managed Risk Portfolio --
  Class B......................................... 0.46%            1.61%     0.35%              1.26%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E+........................................   --             0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................   --             1.01%     0.02%              0.99%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      ERVICE        OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 WMC Large Cap Research Portfolio --
  Class E..........................................    0.59%     0.15%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%       --           0.03%
 BlackRock Bond Income Portfolio --
  Class A..........................................    0.33%       --           0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................    0.69%       --           0.02%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................    0.63%     0.25%          0.02%
 BlackRock Money Market Portfolio --
  Class A..........................................    0.33%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A..............    0.60%       --           0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................    0.07%     0.25%          0.01%
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................    0.06%     0.25%          0.01%
 MetLife Mid Cap Stock Index Portfolio --
  Class G..........................................    0.25%     0.30%          0.05%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.55%     0.20%          0.04%
 MFS(R) Value Portfolio -- Class A.................    0.70%       --           0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --           0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.80%       --           0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --           0.06%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................    0.48%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A.................    0.46%       --           0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%       --           0.02%
WELLS FARGO VARIABLE TRUST -- CLASS 2
 VT Small Cap Value Fund+..........................    0.75%     0.25%          0.35%



                                                                      TOTAL                      NET TOTAL
                                                       ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                       FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- ---------------- -----------
 WMC Large Cap Research Portfolio --
  Class E..........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................   --             0.28%     0.01%              0.27%
 BlackRock Bond Income Portfolio --
  Class A..........................................   --             0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................   --             0.71%     0.01%              0.70%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................   --             0.90%     0.06%              0.84%
 BlackRock Money Market Portfolio --
  Class A..........................................   --             0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................   --             0.85%     0.01%              0.84%
 Jennison Growth Portfolio -- Class A..............   --             0.62%     0.07%              0.55%
 MetLife Asset Allocation 20 Portfolio --
  Class B.......................................... 0.52%            0.88%     0.01%              0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B.......................................... 0.57%            0.90%       --               0.90%
 MetLife Asset Allocation 60 Portfolio --
  Class B.......................................... 0.62%            0.93%       --               0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B.......................................... 0.66%            0.98%       --               0.98%
 MetLife Mid Cap Stock Index Portfolio --
  Class G.......................................... 0.02%            0.62%     0.00%              0.62%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%              0.26%
 MFS(R) Total Return Portfolio -- Class F..........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%              0.58%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%     0.00%              0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.83%     0.01%              0.82%
 Russell 2000(R) Index Portfolio -- Class A........ 0.11%            0.42%     0.00%              0.42%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................   --             0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................   --             0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............   --             0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A.................   --             0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................   --             0.72%     0.11%              0.61%
WELLS FARGO VARIABLE TRUST -- CLASS 2
 VT Small Cap Value Fund+.......................... 0.01%            1.36%     0.21%              1.15%

+ Not available under all Contracts. Availability depends on Contract issue date.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating Expenses......................   $781    $1,222    $1,738     $3,104     $281      $862    $1,468    $3,104
Underlying Fund with Minimum Total Annual
 Operating Expenses......................   $647    $  817    $1,059     $1,727     $147      $457    $  789    $1,727

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender -charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender -charge. In that case, You will receive the net cash distribution, less any applicable surrender -charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.


OTHER PLAN TERMINATIONS


Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender -charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender -charge. In that case, You will receive the net cash distribution, less any applicable surrender -charge and withholding.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. - There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued
Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract.) The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS


A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS


We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan


PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. - The -initial Purchase Payment is due and payable before the Contract becomes effective. - We may refuse to accept total Purchase Payments over $3,000,000. - Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the New York Stock Exchange is open. It is expected that the New York Stock Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying

Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). - (See "Distribution of the Contracts".)

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value         Seeks capital appreciation.             Delaware Management Company
 Series
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio+                                                                     Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP        Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio+              Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I+                                                   LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable Appreciation      Seeks long-term appreciation of          Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  capital.                                 LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Equity Income     Seeks a high level of current income.    Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Long-term capital appreciation is a      LLC
                                       secondary objective.                     Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I+                 Current income is a secondary            LLC
                                       objective.                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
Legg Mason Investment Counsel          Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio   retention of net investment income.      LLC
                                                                                Subadviser: Legg Mason Investment
                                                                                Counsel, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable High Income     Seeks high current income as its         Legg Mason Partners Fund Advisor,
 Portfolio                             primary objective and capital            LLC
                                       appreciation as its secondary            Subadvisers: Western Asset
                                       objective.                               Management Company; Western
                                                                                Asset Management Company Limited
MET INVESTORS SERIES TRUST
American Funds(R) Balanced             Seeks a balance between a high level     MetLife Advisers, LLC
 Allocation Portfolio -- Class C       of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class C
American Funds(R) Moderate             Seeks a high total return in the form    MetLife Advisers, LLC
 Allocation Portfolio -- Class C       of income and growth of capital, with
                                       a greater emphasis on income.
BlackRock High Yield Portfolio --      Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
Clarion Global Real Estate             Seeks total return through investment    MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A+                                                          Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --           Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                          Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Multi-Index Targeted Risk       Seeks a balance between growth of         MetLife Advisers, LLC
 Portfolio -- Class B                   capital and current income, with a        Subadviser: Overlay Portion: MetLife
                                        greater emphasis on growth of             Investment Management, LLC
                                        capital.
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B+                                                            Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Oppenheimer Funds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Pyramis(R) Managed Risk Portfolio --   Seeks total return.                      MetLife Advisers, LLC
 Class B                                                                        Subadviser: Pyramis Global Advisors,
                                                                                LLC
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E+                 by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
Third Avenue Small Cap Value           Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Third Avenue
                                                                                Management LLC
WMC Large Cap Research                 Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: Wellington Management
                                                                                Company, LLP
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index          Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A                  Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                Management, LLC
BlackRock Bond Income Portfolio --     Seeks a competitive total return         MetLife Advisers, LLC
 Class A                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value              Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --    Seeks a high level of current income     MetLife Advisers, LLC
 Class A                               consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                        Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20            Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
MetLife Asset Allocation 40            Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
MetLife Asset Allocation 60            Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80            Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Mid Cap Stock Index                Seeks to track the performance of the     MetLife Advisers, LLC
 Portfolio -- Class G                      Standard & Poor's MidCap 400(R)           Subadviser: MetLife Investment
                                           Composite Stock Price Index.              Management, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
MSCI EAFE(R) Index Portfolio --            Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                     Management, LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Russell 2000(R) Index Portfolio --         Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Management, LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.
WELLS FARGO VARIABLE TRUST -- CLASS 2
VT Small Cap Value Fund+                   Seeks long-term capital appreciation.     Wells Fargo Funds Management, LLC
                                                                                     Subadviser: Wells Capital
                                                                                     Management Incorporated

+ Not available under all Contracts. Availability depends on Contract issue date.


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following portfolios available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio

MetLife Asset Allocation 100 Portfolio
American Funds (R) Balanced Allocation Portfolio
American Funds (R) Growth Allocation Portfolio
American Funds (R) Moderate Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
Pyramis (R) Managed Risk Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGE


We do not deduct a surrender charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employee Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.

   o to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.


FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

Please refer to "The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE


We deduct this charge each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right with 30 days advance written notice to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. - We will provide advance written notice if this restriction is subsequently lifted.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract

Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Delaware VIP Small Cap Value Series, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Series Global Research Portfolio, JP Morgan Small Cap Value Portfolio, Western Asset Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets -VIP Fund, Templeton Foreign -VIP Fund, Third Avenue Small Cap Value Portfolio and Wells Fargo VT Small Cap Value Fund -- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. - A process has been implemented to enforce the American Funds restrictions. - There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy. -

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.

DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month, 12 Month or 24 Month Program. The Programs -will generally have different credited interest rates. Under -each Program, the interest rate can accrue up to -the applicable number of -months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in -the applicable time period. - For example, -under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. - We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We -may terminate Your participation in the DCA Program, depending on Your administrative platform, upon notification of Your death.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY


You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.


ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.


DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.


                                                                          MANDATORY
 BEFORE THE MATURITY DATE,                THE COMPANY WILL               PAYOUT RULES
   UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                APPLY*
 OWNER/ANNUITANT            The Beneficiary (ies), or if none, to the   Yes
                            Contract Owner's estate.
 BENEFICIARY                No death proceeds are payable; Contract     N/A
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are payable; Contract     N/A
                            continues.

* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.


DEATH PROCEEDS AFTER THE MATURITY DATE


If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.


TOTAL CONTROL ACCOUNT


If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                              THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made.Not all options may be available in all states.

You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

If the Contract is issued in New York, on or after April 30, 2007 and prior to January 1, 2014, -and if no Maturity Date is specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking minimum required distributions are allowed to go beyond the maximum Maturity Date.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT. -


ALLOCATION OF ANNUITY


You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your Net Investment Rate. Your Net Investment Rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CONTRACT VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the Net Investment Rate and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Your income payment amount will depend upon Your choices. For lifetime options, the age of the Annuitant will also be considered. For example, Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.


TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive the Contract Owner's Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007 AND PRIOR TO JANUARY 1, 2014:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract is discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and


   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES

   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new surrender charge may apply, as described in the new Contract.

   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include distributions made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. - However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements, or

   (b)        financial hardship.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from this Contract directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the annuitant of a qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)
SPECIAL RULES REGARDING EXCHANGES
In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. - Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. - You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:
1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
2. Is exchanged to another permissible investment under your 403(b) plan;
3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
4. Occurs after You die, leave your job or become disabled (as defined by the Code);
5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
7. Relates to rollover or after-tax contributions; or
8. Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut ("MetLife of Connecticut") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. -It is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. -The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge MetLife of Connecticut, MetLife Investors Insurance Company ("MetLife Investors"), MetLife Investors USA Insurance Company ("MetLife Investors USA"), and Exeter Reassurance Company, Ltd. ("Exeter Reassurance"), to create one larger U.S.-based and U.S.-regulated life insurance company. - MetLife Investors and MetLife Investors USA, like MetLife of Connecticut, are U.S. insurance companies that issue variable insurance products in addition to other products. - Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. - MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. -These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS


The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts, including our affiliated broker-dealers.) MLIDC does not retain any fees under the Contracts.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, New York 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Contracts are sold through Company licensed sales representatives who are associated with our affiliated broker-dealers MetLife Securities, Inc. ("MSI") and New England Securities Corporation ("NES"), which are paid compensation for the promotion and sale of the Contracts. MSI and NES are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Contracts may also be sold through other registered broker-dealers. The Contracts may also be sold through the mail, the Internet or by telephone.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge under the Contracts. Our sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

Our sales representatives receive cash payments for the products they sell and service based upon a `gross dealer concession' model. With respect to the Contracts, the maximum gross dealer concession is 5% of each purchase payment each year the Contract is in force and, starting in the second Contract Year, is a maximum of 1.00% of the Contract Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.

A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

Our sales representatives and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits is based primarily on the amount of proprietary products sold, our sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

MLIDC also pays compensation for the sale of the Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Contracts is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through Company representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Contracts are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), a percentage of all purchase payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the Contract: American Funds Global Growth Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, the American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio.

From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. We may also obtain access to an organization's members to market our Variable Annuity Contracts. These organizations are compensated for their sponsorship of our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. We also compensate these organizations by funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us for which they are paid a fee based upon a percentage of the Contract Values their members hold in the Contracts. We also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")


Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
      (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                   GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)............... 2007   1.322           1.398                      --
                                                                       2006   1.148           1.322              12,633,367
                                                                       2005   1.100           1.148              12,702,852
                                                                       2004   1.000           1.100              13,025,078
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.089           1.171                      --
                                                                       2006   1.000           1.089                   7,441
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   1.155           1.219                      --
                                                                       2005   1.097           1.155                      --
                                                                       2004   1.000           1.097                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   1.434           1.373                      --
                                                                       2007   1.233           1.434                  33,514
                                                                       2006   1.205           1.233                      --
                                                                       2005   1.123           1.205                      --
                                                                       2004   1.000           1.123                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2013   1.902           2.450               2,728,006
                                                                       2012   1.557           1.902               2,886,059
                                                                       2011   1.714           1.557               2,852,663
                                                                       2010   1.538           1.714               2,724,456
                                                                       2009   1.084           1.538               2,563,147
                                                                       2008   1.765           1.084               2,317,539
                                                                       2007   1.541           1.765               1,422,141
                                                                       2006   1.284           1.541                      --
                                                                       2005   1.129           1.284                      --
                                                                       2004   1.000           1.129                      --
 American Funds Growth Subaccount (Class 2) (5/04).................... 2013   1.669           2.165               4,987,086
                                                                       2012   1.420           1.669               5,517,061
                                                                       2011   1.488           1.420               5,463,701
                                                                       2010   1.257           1.488               5,331,596
                                                                       2009   0.905           1.257               5,040,443
                                                                       2008   1.619           0.905               4,385,050
                                                                       2007   1.446           1.619               2,658,286
                                                                       2006   1.316           1.446                      --
                                                                       2005   1.136           1.316                      --
                                                                       2004   1.000           1.136                      --
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2013   1.437           1.912               2,740,611
                                                                       2012   1.226           1.437               3,057,629
                                                                       2011   1.253           1.226               2,985,433
                                                                       2010   1.128           1.253               2,838,157
                                                                       2009   0.862           1.128               2,658,398
                                                                       2008   1.391           0.862               2,240,317
                                                                       2007   1.328           1.391               1,795,305
                                                                       2006   1.157           1.328                      --
                                                                       2005   1.096           1.157                      --
                                                                       2004   1.000           1.096                      --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 2006   1.409
                                                                                       2005   1.196
                                                                                       2004   1.000
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)............................... 2007   2.051
                                                                                       2006   1.553
                                                                                       2005   1.217
                                                                                       2004   1.000
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   1.221
                                                                                       2005   1.143
                                                                                       2004   1.000
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98)................... 2013   1.889
                                                                                       2012   1.663
                                                                                       2011   1.691
                                                                                       2010   1.282
                                                                                       2009   0.976
                                                                                       2008   1.395
                                                                                       2007   1.499
                                                                                       2006   1.294
                                                                                       2005   1.186
                                                                                       2004   1.000
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.357
                                                                                       2007   1.270
                                                                                       2006   1.094
                                                                                       2005   1.051
                                                                                       2004   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.087
                                                                                       2007   1.226
                                                                                       2006   1.185
                                                                                       2005   1.123
                                                                                       2004   1.000
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97)..................... 2007   1.169
                                                                                       2006   1.092
                                                                                       2005   1.053
                                                                                       2004   1.000
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)....................... 2013   1.724
                                                                                       2012   1.489
                                                                                       2011   1.536
                                                                                       2010   1.318
                                                                                       2009   0.975
                                                                                       2008   1.707
                                                                                       2007   1.460
                                                                                       2006   1.314
                                                                                       2005   1.130
                                                                                       2004   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2013   1.877
                                                                                       2012   1.540
                                                                                       2011   1.588
                                                                                       2010   1.350
                                                                                       2009   0.997
                                                                                       2008   1.706
                                                                                       2007   1.603
                                                                                       2006   1.413
                                                                                       2005   1.174
                                                                                       2004   1.000
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 2013   1.410
                                                                                       2012   1.206
                                                                                       2011   1.198
                                                                                       2010   1.043
                                                                                       2009   0.804
                                                                                       2008   1.405
                                                                                       2007   1.388
                                                                                       2006   1.159
                                                                                       2005   1.098
                                                                                       2004   1.000



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 1.401                      --
                                                                                       1.409              34,078,290
                                                                                       1.196              32,746,008
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)............................... 2.158                      --
                                                                                       2.051                      --
                                                                                       1.553                      --
                                                                                       1.217                      --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 1.615                      --
                                                                                       1.221                      --
                                                                                       1.143                      --
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98)................... 2.514               2,950,287
                                                                                       1.889               3,154,087
                                                                                       1.663               3,235,759
                                                                                       1.691               3,156,510
                                                                                       1.282               2,999,041
                                                                                       0.976               2,725,428
                                                                                       1.395               2,368,826
                                                                                       1.499                      --
                                                                                       1.294                      --
                                                                                       1.186                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 1.304                      --
                                                                                       1.357                 191,848
                                                                                       1.270                      --
                                                                                       1.094                      --
                                                                                       1.051                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 1.031                      --
                                                                                       1.087               2,912,629
                                                                                       1.226               1,764,552
                                                                                       1.185               2,140,789
                                                                                       1.123               2,182,428
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97)..................... 1.229                      --
                                                                                       1.169               7,009,717
                                                                                       1.092               7,352,458
                                                                                       1.053               8,060,351
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)....................... 2.251               6,244,974
                                                                                       1.724               6,534,121
                                                                                       1.489               6,306,029
                                                                                       1.536               6,059,250
                                                                                       1.318               5,556,240
                                                                                       0.975               5,237,732
                                                                                       1.707               4,778,682
                                                                                       1.460                      --
                                                                                       1.314                      --
                                                                                       1.130                      --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2.587                 102,890
                                                                                       1.877                 101,694
                                                                                       1.540                 100,954
                                                                                       1.588                  83,216
                                                                                       1.350                  46,484
                                                                                       0.997                  38,637
                                                                                       1.706                  28,812
                                                                                       1.603                      --
                                                                                       1.413                      --
                                                                                       1.174                      --
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 1.801                  56,121
                                                                                       1.410                  98,358
                                                                                       1.206                 130,864
                                                                                       1.198                 103,438
                                                                                       1.043              13,588,022
                                                                                       0.804              13,778,552
                                                                                       1.405              14,773,307
                                                                                       1.388              15,197,568
                                                                                       1.159              15,652,636
                                                                                       1.098              15,832,603

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)........................... 2008   1.560
                                                                                   2007   1.232
                                                                                   2006   1.157
                                                                                   2005   1.097
                                                                                   2004   1.000
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)...................... 2013   1.777
                                                                                   2012   1.560
                                                                                   2011   1.504
                                                                                   2010   1.326
                                                                                   2009   0.924
                                                                                   2008   1.235
                                                                                   2007   1.205
                                                                                   2006   1.087
                                                                                   2005   1.061
                                                                                   2004   1.000
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 2013   1.979
                                                                                   2012   1.733
                                                                                   2011   1.949
                                                                                   2010   1.521
                                                                                   2009   1.092
                                                                                   2008   1.813
                                                                                   2007   1.576
                                                                                   2006   1.407
                                                                                   2005   1.195
                                                                                   2004   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 2006   1.207
                                                                                   2005   1.095
                                                                                   2004   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.250
                                                                                   2012   1.994
                                                                                   2011   2.377
                                                                                   2010   2.028
                                                                                   2009   1.178
                                                                                   2008   2.499
                                                                                   2007   1.946
                                                                                   2006   1.524
                                                                                   2005   1.200
                                                                                   2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.625
                                                                                   2012   1.379
                                                                                   2011   1.548
                                                                                   2010   1.432
                                                                                   2009   1.048
                                                                                   2008   1.763
                                                                                   2007   1.531
                                                                                   2006   1.265
                                                                                   2005   1.151
                                                                                   2004   1.000
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)............ 2007   1.444
                                                                                   2006   1.193
                                                                                   2005   1.152
                                                                                   2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   1.148
                                                                                   2005   1.100
                                                                                   2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 2006   1.225
                                                                                   2005   1.128
                                                                                   2004   1.000
High Yield Bond Trust
 High Yield Bond Trust (3/97)..................................................... 2006   1.063
                                                                                   2005   1.053
                                                                                   2004   1.000
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01).......................... 2006   1.154
                                                                                   2005   1.075
                                                                                   2004   1.000



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)........................... 1.438                      --
                                                                                   1.560              19,414,425
                                                                                   1.232              19,603,528
                                                                                   1.157              21,090,383
                                                                                   1.097              22,829,808
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)...................... 1.877                      --
                                                                                   1.777                      --
                                                                                   1.560                      --
                                                                                   1.504                      --
                                                                                   1.326               1,929,209
                                                                                   0.924               1,851,856
                                                                                   1.235               1,865,547
                                                                                   1.205               1,881,872
                                                                                   1.087               1,705,182
                                                                                   1.061               1,741,580
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 2.681               7,901,009
                                                                                   1.979               8,305,073
                                                                                   1.733               8,339,810
                                                                                   1.949               8,237,681
                                                                                   1.521               7,993,670
                                                                                   1.092               7,407,254
                                                                                   1.813               5,980,366
                                                                                   1.576                      --
                                                                                   1.407                      --
                                                                                   1.195                      --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 1.425                      --
                                                                                   1.207                      --
                                                                                   1.095                      --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2.223                 385,690
                                                                                   2.250                 439,136
                                                                                   1.994                 424,056
                                                                                   2.377                 399,355
                                                                                   2.028                 341,011
                                                                                   1.178                 308,192
                                                                                   2.499                 204,563
                                                                                   1.946                      --
                                                                                   1.524                      --
                                                                                   1.200                      --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 1.993                 945,897
                                                                                   1.625                 996,289
                                                                                   1.379               1,094,936
                                                                                   1.548               1,015,476
                                                                                   1.432                 932,080
                                                                                   1.048                 869,498
                                                                                   1.763                 713,223
                                                                                   1.531                      --
                                                                                   1.265                      --
                                                                                   1.151                      --
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)............ 1.535                      --
                                                                                   1.444               6,087,115
                                                                                   1.193               5,371,617
                                                                                   1.152               5,197,684
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 1.322                      --
                                                                                   1.148              12,702,852
                                                                                   1.100              13,025,078
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 1.487                      --
                                                                                   1.225                      --
                                                                                   1.128                      --
High Yield Bond Trust
 High Yield Bond Trust (3/97)..................................................... 1.092                      --
                                                                                   1.063               1,084,602
                                                                                   1.053               1,392,610
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01).......................... 1.197                      --
                                                                                   1.154                      --
                                                                                   1.075                      --

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2013   2.094
                                                                                  2012   1.795
                                                                                  2011   1.831
                                                                                  2010   1.463
                                                                                  2009   1.016
                                                                                  2008   1.815
                                                                                  2007   1.495
                                                                                  2006   1.324
                                                                                  2005   1.185
                                                                                  2004   1.000
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2013   1.338
                                                                                  2012   1.120
                                                                                  2011   1.306
                                                                                  2010   1.134
                                                                                  2009   0.828
                                                                                  2008   1.504
                                                                                  2007   1.379
                                                                                  2006   1.173
                                                                                  2005   1.115
                                                                                  2004   1.000
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.176
                                                                                  2005   1.134
                                                                                  2004   1.000
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   1.254
                                                                                  2006   1.172
                                                                                  2005   1.106
                                                                                  2004   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.642
                                                                                  2012   1.387
                                                                                  2011   1.358
                                                                                  2010   1.090
                                                                                  2009   0.812
                                                                                  2008   1.367
                                                                                  2007   1.351
                                                                                  2006   1.245
                                                                                  2005   1.119
                                                                                  2004   1.000
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2013   1.368
                                                                                  2012   1.193
                                                                                  2011   1.276
                                                                                  2010   1.097
                                                                                  2009   0.851
                                                                                  2008   1.345
                                                                                  2007   1.333
                                                                                  2006   1.144
                                                                                  2005   1.095
                                                                                  2004   1.000
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2013   1.581
                                                                                  2012   1.368
                                                                                  2011   1.337
                                                                                  2010   1.191
                                                                                  2009   0.978
                                                                                  2008   1.388
                                                                                  2007   1.284
                                                                                  2006   1.122
                                                                                  2005   1.079
                                                                                  2004   1.000
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   1.283
                                                                                  2010   1.150
                                                                                  2009   0.945
                                                                                  2008   1.327
                                                                                  2007   1.250
                                                                                  2006   1.063
                                                                                  2005   1.069
                                                                                  2004   1.000



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2.756                 560,918
                                                                                  2.094                 612,915
                                                                                  1.795                 606,912
                                                                                  1.831                 726,865
                                                                                  1.463                 727,333
                                                                                  1.016                 741,312
                                                                                  1.815                 294,544
                                                                                  1.495                      --
                                                                                  1.324                      --
                                                                                  1.185                      --
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 1.709                 425,658
                                                                                  1.338                 416,129
                                                                                  1.120                 390,947
                                                                                  1.306                 412,847
                                                                                  1.134                 385,458
                                                                                  0.828                 358,193
                                                                                  1.504                 349,164
                                                                                  1.379                      --
                                                                                  1.173                      --
                                                                                  1.115                      --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 1.334                      --
                                                                                  1.176                      --
                                                                                  1.134                      --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 1.341                      --
                                                                                  1.254                      --
                                                                                  1.172                      --
                                                                                  1.106                      --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.419               1,097,251
                                                                                  1.642               1,071,403
                                                                                  1.387               1,097,469
                                                                                  1.358               1,027,734
                                                                                  1.090                 984,624
                                                                                  0.812                 976,852
                                                                                  1.367               1,041,254
                                                                                  1.351                      --
                                                                                  1.245                      --
                                                                                  1.119                      --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.802               1,798,622
                                                                                  1.368               1,889,308
                                                                                  1.193               1,869,530
                                                                                  1.276               1,855,505
                                                                                  1.097               1,786,894
                                                                                  0.851               1,770,695
                                                                                  1.345               1,899,164
                                                                                  1.333                      --
                                                                                  1.144                      --
                                                                                  1.095                      --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2.050                     485
                                                                                  1.581                     239
                                                                                  1.368                      --
                                                                                  1.337                      --
                                                                                  1.191                      --
                                                                                  0.978                  10,867
                                                                                  1.388                  13,862
                                                                                  1.284                      --
                                                                                  1.122                      --
                                                                                  1.079                      --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 1.400                      --
                                                                                  1.283                  17,210
                                                                                  1.150                  13,565
                                                                                  0.945                  10,572
                                                                                  1.327                   9,880
                                                                                  1.250                      --
                                                                                  1.063                      --
                                                                                  1.069                      --

                GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)....... 2013   1.394
                                                                              2012   1.224
                                                                              2011   1.138
                                                                              2010   1.017
                                                                              2009   0.830
                                                                              2008   1.281
                                                                              2007   1.264
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98).... 2013   1.460
                                                                              2012   1.217
                                                                              2011   1.229
                                                                              2010   1.122
                                                                              2009   0.790
                                                                              2008   1.264
                                                                              2007   1.204
                                                                              2006   1.155
                                                                              2005   1.101
                                                                              2004   1.000
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98).... 2013   1.496
                                                                              2012   1.288
                                                                              2011   1.231
                                                                              2010   1.128
                                                                              2009   0.909
                                                                              2008   1.416
                                                                              2007   1.367
                                                                              2006   1.159
                                                                              2005   1.091
                                                                              2004   1.000
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01).... 2013   1.970
                                                                              2012   1.654
                                                                              2011   1.636
                                                                              2010   1.311
                                                                              2009   0.921
                                                                              2008   1.558
                                                                              2007   1.421
                                                                              2006   1.264
                                                                              2005   1.208
                                                                              2004   1.000
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 2009   0.854
                                                                              2008   1.371
                                                                              2007   1.310
                                                                              2006   1.142
                                                                              2005   1.099
                                                                              2004   1.000
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)...................................................................... 2011   1.295
                                                                              2010   1.252
                                                                              2009   0.977
                                                                              2008   1.731
                                                                              2007   1.632
                                                                              2006   1.301
                                                                              2005   1.168
                                                                              2004   1.000
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)...... 2013   1.576
                                                                              2012   1.428
                                                                              2011   1.433
                                                                              2010   1.281
                                                                              2009   1.046
                                                                              2008   1.403
                                                                              2007   1.269
                                                                              2006   1.182
                                                                              2005   1.135
                                                                              2004   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 2011   1.075
                                                                              2010   0.987
                                                                              2009   0.843
                                                                              2008   1.073
                                                                              2007   1.062
                                                                              2006   1.023
                                                                              2005   1.003
                                                                              2004   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)....... 1.750                 162,584
                                                                              1.394                 179,126
                                                                              1.224                  73,017
                                                                              1.138                     403
                                                                              1.017                     403
                                                                              0.830                     403
                                                                              1.281                   5,800
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98).... 2.007                 116,186
                                                                              1.460                 112,626
                                                                              1.217                 111,959
                                                                              1.229                 110,712
                                                                              1.122                 127,423
                                                                              0.790                  85,876
                                                                              1.264                  84,831
                                                                              1.204                      --
                                                                              1.155                      --
                                                                              1.101                      --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98).... 1.975                 516,191
                                                                              1.496                 512,895
                                                                              1.288                 503,867
                                                                              1.231                 528,791
                                                                              1.128               1,469,016
                                                                              0.909               1,646,790
                                                                              1.416               1,659,898
                                                                              1.367                      --
                                                                              1.159                      --
                                                                              1.091                      --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01).... 2.888                 800,895
                                                                              1.970                 857,162
                                                                              1.654                 895,676
                                                                              1.636                 878,024
                                                                              1.311                 841,665
                                                                              0.921                 834,719
                                                                              1.558                 859,761
                                                                              1.421                      --
                                                                              1.264                      --
                                                                              1.208                      --
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 0.835                      --
                                                                              0.854               1,588,820
                                                                              1.371               1,383,906
                                                                              1.310                      --
                                                                              1.142                      --
                                                                              1.099                      --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)...................................................................... 1.400                      --
                                                                              1.295                   6,905
                                                                              1.252               1,091,272
                                                                              0.977               1,059,412
                                                                              1.731               1,185,465
                                                                              1.632               1,324,463
                                                                              1.301                 872,130
                                                                              1.168                 713,721
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)...... 1.866                  72,747
                                                                              1.576                 135,551
                                                                              1.428                 144,047
                                                                              1.433                 141,325
                                                                              1.281               1,150,887
                                                                              1.046               1,212,473
                                                                              1.403               1,262,755
                                                                              1.269               1,106,063
                                                                              1.182               1,212,612
                                                                              1.135               1,305,355
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 1.067                      --
                                                                              1.075                  23,331
                                                                              0.987                  21,135
                                                                              0.843                  33,064
                                                                              1.073                  22,540
                                                                              1.062                      --
                                                                              1.023                      --
                                                                              1.003                      --

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............ 2013   1.852           2.017                 104,674
                                                                          2012   1.576           1.852                  93,953
                                                                          2011   1.544           1.576                  75,330
                                                                          2010   1.328           1.544                  73,696
                                                                          2009   0.833           1.328                 608,588
                                                                          2008   1.193           0.833                 228,174
                                                                          2007   1.193           1.193                 300,202
                                                                          2006   1.078           1.193                 159,262
                                                                          2005   1.054           1.078                 111,166
                                                                          2004   1.000           1.054                 196,344
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............ 2010   1.147           1.146                      --
                                                                          2009   1.148           1.147               2,174,244
                                                                          2008   1.122           1.148               3,502,978
                                                                          2007   1.073           1.122               2,110,589
                                                                          2006   1.029           1.073               1,657,937
                                                                          2005   1.004           1.029                 875,334
                                                                          2004   1.000           1.004                 866,201
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).............................. 2007   1.338           1.410                      --
                                                                          2006   1.137           1.338                      --
                                                                          2005   1.096           1.137                      --
                                                                          2004   1.000           1.096                      --
 LMPVPI Total Return Subaccount (Class I) (9/98)......................... 2007   1.228           1.269                      --
                                                                          2006   1.094           1.228                      --
                                                                          2005   1.062           1.094                      --
                                                                          2004   1.000           1.062                      --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).............................. 2007   1.368           1.444                      --
                                                                          2006   1.160           1.368               1,247,352
                                                                          2005   1.093           1.160               1,012,417
                                                                          2004   1.000           1.093                 965,434
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)....... 2007   1.425           1.527                      --
                                                                          2006   1.266           1.425                      --
                                                                          2005   1.210           1.266                      --
                                                                          2004   1.000           1.210                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.348           1.407                      --
                                                                          2006   1.153           1.348                      --
                                                                          2005   1.120           1.153                      --
                                                                          2004   1.000           1.120                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.395           1.544                      --
                                                                          2006   1.247           1.395                      --
                                                                          2005   1.156           1.247                      --
                                                                          2004   1.000           1.156                      --
Managed Assets Trust
 Managed Assets Trust (3/97)............................................. 2006   1.115           1.155                      --
                                                                          2005   1.077           1.115               4,329,664
                                                                          2004   1.000           1.077               4,660,460
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.427           1.381                      --
                                                                          2007   1.350           1.427               4,987,929
                                                                          2006   1.405           1.350               3,442,501
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   1.847           2.024               1,048,440
                                                                          2012   1.585           1.847                 989,105
                                                                          2011   1.549           1.585                 937,244
                                                                          2010   1.337           1.549                 816,308
                                                                          2009   0.910           1.337               2,273,463
                                                                          2008   1.203           0.910               1,635,894
                                                                          2007   1.174           1.203               1,630,624
                                                                          2006   1.104           1.174                      --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.478           1.557                      --
                                                                          2006   1.384           1.478                      --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 2013   1.479
                                                                                      2012   1.307
                                                                                      2011   1.308
                                                                                      2010   1.166
                                                                                      2009   0.981
                                                                                      2008   1.569
                                                                                      2007   1.544
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2013   1.132
                                                                                      2012   0.899
                                                                                      2011   0.952
                                                                                      2010   0.821
                                                                                      2009   0.609
                                                                                      2008   1.046
                                                                                      2007   1.231
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2013   1.930
                                                                                      2012   1.576
                                                                                      2011   1.705
                                                                                      2010   1.560
                                                                                      2009   1.092
                                                                                      2008   1.884
                                                                                      2007   1.448
                                                                                      2006   1.401
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2013   1.027
                                                                                      2012   0.868
                                                                                      2011   0.843
                                                                                      2010   0.683
                                                                                      2009   0.515
                                                                                      2008   0.811
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2013   1.126
                                                                                      2012   0.995
                                                                                      2011   1.019
                                                                                      2010   0.911
                                                                                      2009   0.707
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2013   1.066
                                                                                      2012   0.921
                                                                                      2011   0.969
                                                                                      2010   0.857
                                                                                      2009   0.641
                                                                                      2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2013   1.153
                                                                                      2012   1.043
                                                                                      2011   1.045
                                                                                      2010   0.953
                                                                                      2009   0.775
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2013   1.886
                                                                                      2012   1.461
                                                                                      2011   1.704
                                                                                      2010   1.465
                                                                                      2009   0.945
                                                                                      2008   1.599
                                                                                      2007   1.617
                                                                                      2006   1.455
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 2013   1.411
                                                                                      2012   1.194
                                                                                      2011   1.215
                                                                                      2010   1.061
                                                                                      2009   0.843
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *............................ 2013   1.482
                                                                                      2012   1.296
                                                                                      2011   1.350
                                                                                      2010   1.078
                                                                                      2009   0.855
                                                                                      2008   1.400
                                                                                      2007   1.529



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 1.979                 148,940
                                                                                      1.479                 158,148
                                                                                      1.307                 168,600
                                                                                      1.308                 155,092
                                                                                      1.166                 156,736
                                                                                      0.981                 117,188
                                                                                      1.569                  72,507
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.171               2,122,127
                                                                                      1.132               2,100,849
                                                                                      0.899               1,869,503
                                                                                      0.952               1,601,331
                                                                                      0.821               1,933,975
                                                                                      0.609               1,237,039
                                                                                      1.046                 903,529
                                                                                      1.231                  20,798
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.484               2,174,436
                                                                                      1.930               2,243,365
                                                                                      1.576               2,207,792
                                                                                      1.705               2,320,705
                                                                                      1.560              31,683,592
                                                                                      1.092              32,541,062
                                                                                      1.884              31,190,027
                                                                                      1.448              30,060,809
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.492                  61,338
                                                                                      1.027                  82,620
                                                                                      0.868                  69,509
                                                                                      0.843                  22,655
                                                                                      0.683                 140,135
                                                                                      0.515                  57,743
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.330               1,035,021
                                                                                      1.126               1,046,401
                                                                                      0.995                 887,624
                                                                                      1.019                 432,757
                                                                                      0.911                 474,891
                                                                                      0.707                 225,575
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.330                 982,225
                                                                                      1.066                 850,421
                                                                                      0.921                 590,386
                                                                                      0.969                 374,616
                                                                                      0.857                 372,357
                                                                                      0.641                 203,854
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.305                 439,017
                                                                                      1.153                 321,756
                                                                                      1.043                 271,370
                                                                                      1.045                 249,221
                                                                                      0.953                 151,787
                                                                                      0.775                  58,926
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2.459                 468,126
                                                                                      1.886                 509,237
                                                                                      1.461                 407,091
                                                                                      1.704                 354,738
                                                                                      1.465                 351,004
                                                                                      0.945                 245,138
                                                                                      1.599                 248,508
                                                                                      1.617                      --
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 1.904                 102,458
                                                                                      1.411                 140,936
                                                                                      1.194                 129,032
                                                                                      1.215                 115,519
                                                                                      1.061                 108,692
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *............................ 1.925                 325,001
                                                                                      1.482                 441,992
                                                                                      1.296                 495,119
                                                                                      1.350                 492,045
                                                                                      1.078                 749,936
                                                                                      0.855                 660,394
                                                                                      1.400                 471,238

               GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013    1.600
                                                                            2012    1.354
                                                                            2011    1.370
                                                                            2010    1.087
                                                                            2009    0.812
                                                                            2008    1.327
                                                                            2007    1.194
                                                                            2006    1.193
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013    1.300
                                                                            2012    1.127
                                                                            2011    1.258
                                                                            2010    1.055
                                                                            2009    0.820
                                                                            2008    1.100
                                                                            2007    1.114
                                                                            2006    1.036
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009    0.974
                                                                            2008    1.306
                                                                            2007    1.232
                                                                            2006    1.155
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011    0.707
                                                                            2010    0.661
                                                                            2009    0.480
                                                                            2008    0.913
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2013    2.216
                                                                            2012    1.896
                                                                            2011    1.926
                                                                            2010    1.578
                                                                            2009    1.123
                                                                            2008    1.849
                                                                            2007    1.525
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013    1.864
                                                                            2012    1.652
                                                                            2011    1.580
                                                                            2010    1.400
                                                                            2009    1.024
                                                                            2008    1.259
                                                                            2007    1.182
                                                                            2006    1.118
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009    0.831
                                                                            2008    1.452
                                                                            2007    1.302
                                                                            2006    1.306
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2013    1.115
                                                                            2012    0.958
                                                                            2011    1.110
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........ 2013   10.855
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2013    2.442
                                                                            2012    2.057
                                                                            2011    2.529
                                                                            2010    2.046
                                                                            2009    1.213
                                                                            2008    2.726
                                                                            2007    2.145
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2013    1.649
                                                                            2012    1.418
                                                                            2011    1.592
                                                                            2010    1.434
                                                                            2009    1.093
                                                                            2008    1.902
                                                                            2007    1.795
 MIST MLA Mid Cap Subaccount (Class A) (4/07).............................. 2013    1.472
                                                                            2012    1.398
                                                                            2011    1.478
                                                                            2010    1.203
                                                                            2009    0.880
                                                                            2008    1.111
                                                                            2007    1.243



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................  2.242                 93,734
                                                                             1.600                 58,010
                                                                             1.354                 72,744
                                                                             1.370                 76,120
                                                                             1.087                 75,752
                                                                             0.812                 71,825
                                                                             1.327                 41,892
                                                                             1.194                     --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................  1.727                190,047
                                                                             1.300                175,244
                                                                             1.127                185,457
                                                                             1.258                158,561
                                                                             1.055                137,429
                                                                             0.820                112,111
                                                                             1.100                 83,775
                                                                             1.114                     --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......  0.967                     --
                                                                             0.974              4,002,448
                                                                             1.306              4,357,232
                                                                             1.232              3,999,340
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)..................  0.754                     --
                                                                             0.707                  2,935
                                                                             0.661                175,156
                                                                             0.480                 52,234
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *...........  2.593                     --
                                                                             2.216                     --
                                                                             1.896                     --
                                                                             1.926                     --
                                                                             1.578              6,355,819
                                                                             1.123              6,598,997
                                                                             1.849              6,779,807
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...............  2.010                695,435
                                                                             1.864                924,400
                                                                             1.652                922,399
                                                                             1.580                993,773
                                                                             1.400                878,291
                                                                             1.024                880,865
                                                                             1.259                775,065
                                                                             1.182                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............  0.793                     --
                                                                             0.831                 55,291
                                                                             1.452                 68,911
                                                                             1.302                     --
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)..............  1.439                266,036
                                                                             1.115                289,737
                                                                             0.958                236,788
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........ 11.435                     --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)...........  2.318                289,652
                                                                             2.442                277,305
                                                                             2.057                271,432
                                                                             2.529                253,541
                                                                             2.046                239,892
                                                                             1.213                169,907
                                                                             2.726                141,104
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *..........  1.961                992,176
                                                                             1.649                976,888
                                                                             1.418                917,161
                                                                             1.592                912,832
                                                                             1.434                898,346
                                                                             1.093                811,831
                                                                             1.902                685,662
 MIST MLA Mid Cap Subaccount (Class A) (4/07)..............................  1.602                     --
                                                                             1.472              1,402,897
                                                                             1.398              1,436,321
                                                                             1.478              1,409,057
                                                                             1.203              4,903,627
                                                                             0.880              4,797,394
                                                                             1.111                    338

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2013    1.632           2.263                 33,699
                                                                          2012    1.498           1.632                 14,437
                                                                          2011    1.614           1.498                 24,180
                                                                          2010    1.226           1.614                 37,191
                                                                          2009    0.782           1.226                 46,234
                                                                          2008    1.397           0.782                  3,142
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012    0.948           1.070                     --
                                                                          2011    0.960           0.948                 38,490
                                                                          2010    0.878           0.960                 63,820
                                                                          2009    0.611           0.878             23,801,991
                                                                          2008    1.082           0.611             24,455,157
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2013    1.204           1.530                     --
                                                                          2012    0.994           1.204                     --
                                                                          2011    1.086           0.994                     --
                                                                          2010    0.938           1.086                     --
                                                                          2009    0.670           0.938             16,663,530
                                                                          2008    1.127           0.670             16,740,537
                                                                          2007    1.062           1.127             18,165,029
                                                                          2006    0.996           1.062             18,132,926
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013    1.183           1.499                722,050
                                                                          2012    0.979           1.183                934,800
                                                                          2011    1.072           0.979                987,500
                                                                          2010    0.928           1.072                898,878
                                                                          2009    0.666           0.928                805,882
                                                                          2008    1.123           0.666                789,509
                                                                          2007    1.060           1.123                599,658
                                                                          2006    0.996           1.060                     --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013    1.583           1.436              1,745,017
                                                                          2012    1.452           1.583              2,219,301
                                                                          2011    1.306           1.452              2,120,426
                                                                          2010    1.213           1.306              1,757,509
                                                                          2009    1.028           1.213              1,399,112
                                                                          2008    1.104           1.028                954,466
                                                                          2007    1.034           1.104                313,967
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013    1.716           1.679              3,757,537
                                                                          2012    1.576           1.716              4,164,103
                                                                          2011    1.532           1.576              3,739,202
                                                                          2010    1.420           1.532              3,456,170
                                                                          2009    1.264           1.420              3,109,514
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013    1.427           1.894                219,348
                                                                          2012    1.295           1.427                224,053
                                                                          2011    1.360           1.295                225,784
                                                                          2010    1.174           1.360                209,660
                                                                          2009    0.951           1.174                846,391
                                                                          2008    1.419           0.951                687,425
                                                                          2007    1.356           1.419                674,198
                                                                          2006    1.250           1.356                544,281
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.134           1.257                     --
                                                                          2006    1.068           1.134                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013    1.885           1.909              1,041,879
                                                                          2012    1.694           1.885              1,165,024
                                                                          2011    1.640           1.694                873,978
                                                                          2010    1.466           1.640                731,378
                                                                          2009    1.105           1.466              1,613,249
                                                                          2008    1.241           1.105              1,277,116
                                                                          2007    1.168           1.241                915,788
                                                                          2006    1.117           1.168                613,810
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13)................ 2013   10.219          10.836                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013    1.110           1.481              3,448,115
                                                                          2012    0.944           1.110              3,686,610
                                                                          2011    0.986           0.944              3,864,415
                                                                          2010    0.845           0.986              3,779,589
                                                                          2009    0.716           0.845              3,734,790
                                                                          2008    1.127           0.716              3,568,485
                                                                          2007    1.087           1.127              3,517,870
                                                                          2006    1.001           1.087                     --

               GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 2013   1.486
                                                                            2012   1.263
                                                                            2011   1.392
                                                                            2010   1.164
                                                                            2009   0.924
                                                                            2008   1.320
                                                                            2007   1.365
                                                                            2006   1.334
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.071
                                                                            2006   1.030
                                                                            2005   1.012
                                                                            2004   1.000
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   1.663
                                                                            2006   1.318
                                                                            2005   1.153
                                                                            2004   1.000
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.326
                                                                            2006   1.181
                                                                            2005   1.111
                                                                            2004   1.000
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.421
                                                                            2006   1.254
                                                                            2005   1.173
                                                                            2004   1.000
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   1.471
                                                                            2012   1.420
                                                                            2011   1.325
                                                                            2010   1.253
                                                                            2009   1.195
                                                                            2008   1.131
                                                                            2007   1.114
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.459
                                                                            2012   1.361
                                                                            2011   1.281
                                                                            2010   1.186
                                                                            2009   1.087
                                                                            2008   1.129
                                                                            2007   1.065
                                                                            2006   1.016
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.218
                                                                            2012   1.068
                                                                            2011   1.177
                                                                            2010   0.985
                                                                            2009   0.775
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.335
                                                                            2008   3.583
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 2013   1.383
                                                                            2012   1.234
                                                                            2011   1.193
                                                                            2010   1.091
                                                                            2009   0.933
                                                                            2008   1.244
                                                                            2007   1.224
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2013   1.404
                                                                            2012   1.236
                                                                            2011   1.214
                                                                            2010   1.118
                                                                            2009   1.010
                                                                            2008   1.469



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 1.962               1,165,398
                                                                            1.486               1,195,054
                                                                            1.263               1,157,623
                                                                            1.392               1,155,178
                                                                            1.164               1,107,323
                                                                            0.924               1,167,667
                                                                            1.320                 834,148
                                                                            1.365                      --
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 1.115                      --
                                                                            1.071              12,563,328
                                                                            1.030              12,090,903
                                                                            1.012              11,539,699
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 1.799                      --
                                                                            1.663              11,472,119
                                                                            1.318              10,216,570
                                                                            1.153              10,462,067
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 1.396                      --
                                                                            1.326              17,778,565
                                                                            1.181              17,686,950
                                                                            1.111              17,674,137
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 1.432                      --
                                                                            1.421              11,459,808
                                                                            1.254              11,051,101
                                                                            1.173              11,527,537
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 1.432                 288,123
                                                                            1.471                 277,892
                                                                            1.420                 217,628
                                                                            1.325                 219,887
                                                                            1.253               4,560,267
                                                                            1.195               4,514,473
                                                                            1.131               4,326,039
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 1.444                 227,492
                                                                            1.459                 235,827
                                                                            1.361                 177,173
                                                                            1.281                 194,644
                                                                            1.186               1,730,170
                                                                            1.087               1,629,438
                                                                            1.129               1,380,303
                                                                            1.065               1,173,382
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 1.630                 454,889
                                                                            1.218                 482,263
                                                                            1.068                 514,360
                                                                            1.177                 509,294
                                                                            0.985              11,477,609
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2.439                      --
                                                                            2.335                   8,268
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 1.662                 527,860
                                                                            1.383                 666,483
                                                                            1.234                 689,568
                                                                            1.193                 623,452
                                                                            1.091               9,277,290
                                                                            0.933               6,061,839
                                                                            1.244               6,716,327
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 1.844                  28,599
                                                                            1.404                  29,229
                                                                            1.236                  33,472
                                                                            1.214                   5,270
                                                                            1.118                 243,684
                                                                            1.010                  67,256

                   GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2013    1.147
                                                                                    2012    1.151
                                                                                    2011    1.154
                                                                                    2010    1.157
                                                                                    2009    1.156
                                                                                    2008    1.127
                                                                                    2007    1.076
                                                                                    2006    1.043
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.................... 2009    0.660
                                                                                    2008    1.108
                                                                                    2007    1.160
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013    1.280
                                                                                    2012    1.138
                                                                                    2011    1.189
                                                                                    2010    1.065
                                                                                    2009    0.809
                                                                                    2008    1.299
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009    0.720
                                                                                    2008    1.309
                                                                                    2007    1.263
                                                                                    2006    1.235
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013    1.181
                                                                                    2012    1.025
                                                                                    2011    1.096
                                                                                    2010    0.961
                                                                                    2009    0.792
                                                                                    2008    1.302
                                                                                    2007    1.254
                                                                                    2006    1.212
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013    1.489
                                                                                    2012    1.347
                                                                                    2011    1.394
                                                                                    2010    1.214
                                                                                    2009    0.816
                                                                                    2008    1.509
                                                                                    2007    1.257
                                                                                    2006    1.276
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013    1.036
                                                                                    2012    1.060
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012    1.419
                                                                                    2011    1.420
                                                                                    2010    1.280
                                                                                    2009    0.920
                                                                                    2008    1.377
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011    1.023
                                                                                    2010    0.887
                                                                                    2009    0.677
                                                                                    2008    1.140
                                                                                    2007    1.107
                                                                                    2006    1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013    1.407
                                                                                    2012    1.293
                                                                                    2011    1.256
                                                                                    2010    1.144
                                                                                    2009    0.952
                                                                                    2008    1.116
                                                                                    2007    1.060
                                                                                    2006    1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013    1.352
                                                                                    2012    1.216
                                                                                    2011    1.207
                                                                                    2010    1.086
                                                                                    2009    0.881
                                                                                    2008    1.127
                                                                                    2007    1.078
                                                                                    2006    1.000
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 2013   24.750



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................  1.144              1,117,109
                                                                                     1.147                791,937
                                                                                     1.151                883,564
                                                                                     1.154              1,125,280
                                                                                     1.157              1,911,212
                                                                                     1.156              1,298,859
                                                                                     1.127                183,935
                                                                                     1.076                     --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *....................  0.655                     --
                                                                                     0.660                183,092
                                                                                     1.108                158,136
 MSF Davis Venture Value Subaccount (Class A) (4/08)...............................  1.706                256,492
                                                                                     1.280                283,706
                                                                                     1.138                245,404
                                                                                     1.189                187,639
                                                                                     1.065                223,201
                                                                                     0.809                179,634
 MSF FI Large Cap Subaccount (Class A) (4/06)......................................  0.755                     --
                                                                                     0.720             11,531,504
                                                                                     1.309             11,997,079
                                                                                     1.263             12,379,073
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................................  1.306                     --
                                                                                     1.181              1,219,692
                                                                                     1.025              1,250,464
                                                                                     1.096              1,164,993
                                                                                     0.961              1,220,737
                                                                                     0.792              1,127,129
                                                                                     1.302              1,057,772
                                                                                     1.254                     --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)...........................  1.968                142,055
                                                                                     1.489                136,927
                                                                                     1.347                233,542
                                                                                     1.394                208,504
                                                                                     1.214                180,639
                                                                                     0.816                114,278
                                                                                     1.509                110,854
                                                                                     1.257                     --
 MSF Jennison Growth Subaccount (Class A) (4/12)...................................  1.415                136,861
                                                                                     1.036                157,704
 MSF Jennison Growth Subaccount (Class B) (4/08)...................................  1.635                     --
                                                                                     1.419                 31,717
                                                                                     1.420                 23,636
                                                                                     1.280                 22,357
                                                                                     0.920                 24,210
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).....................  1.114                     --
                                                                                     1.023                182,785
                                                                                     0.887              8,413,827
                                                                                     0.677              8,159,737
                                                                                     1.140              8,468,195
                                                                                     1.107                    723
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)...................  1.463                427,474
                                                                                     1.407                476,495
                                                                                     1.293                561,314
                                                                                     1.256                433,802
                                                                                     1.144                441,145
                                                                                     0.952                310,912
                                                                                     1.116                190,454
                                                                                     1.060                     19
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06).......  1.495                512,888
                                                                                     1.352                528,296
                                                                                     1.216                489,541
                                                                                     1.207                512,306
                                                                                     1.086                931,049
                                                                                     0.881                997,691
                                                                                     1.127                926,797
                                                                                     1.078                     21
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 29.033                    594

                 GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06).................... 2013   1.281
                                                                                 2012   1.135
                                                                                 2011   1.154
                                                                                 2010   1.023
                                                                                 2009   0.811
                                                                                 2008   1.139
                                                                                 2007   1.095
                                                                                 2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)...... 2013   1.211
                                                                                 2012   1.053
                                                                                 2011   1.097
                                                                                 2010   0.959
                                                                                 2009   0.745
                                                                                 2008   1.152
                                                                                 2007   1.113
                                                                                 2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 2013   1.471
                                                                                 2012   1.274
                                                                                 2011   1.255
                                                                                 2010   1.096
                                                                                 2009   0.871
                                                                                 2008   1.388
                                                                                 2007   1.387
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2013   1.454
                                                                                 2012   1.310
                                                                                 2011   1.285
                                                                                 2010   1.173
                                                                                 2009   0.994
                                                                                 2008   1.284
                                                                                 2007   1.236
                                                                                 2006   1.146
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2013   1.619
                                                                                 2012   1.392
                                                                                 2011   1.385
                                                                                 2010   1.246
                                                                                 2009   1.035
                                                                                 2008   1.538
                                                                                 2007   1.433
                                                                                 2006   1.286
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 2013   1.461
                                                                                 2012   1.238
                                                                                 2011   1.419
                                                                                 2010   1.316
                                                                                 2009   1.026
                                                                                 2008   1.776
                                                                                 2007   1.817
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2013   1.613
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 2013   1.664
                                                                                 2012   1.435
                                                                                 2011   1.500
                                                                                 2010   1.186
                                                                                 2009   0.944
                                                                                 2008   1.423
                                                                                 2007   1.463
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2013   1.878
                                                                                 2012   1.587
                                                                                 2011   1.614
                                                                                 2010   1.386
                                                                                 2009   0.972
                                                                                 2008   1.579
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2013   1.485
                                                                                 2012   1.285
                                                                                 2011   1.271
                                                                                 2010   0.947
                                                                                 2009   0.685
                                                                                 2008   1.033
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.170
                                                                                 2006   1.092



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06).................... 1.507               2,346,619
                                                                                 1.281               2,184,403
                                                                                 1.135               1,890,503
                                                                                 1.154               1,350,594
                                                                                 1.023               6,710,885
                                                                                 0.811               6,704,457
                                                                                 1.139               6,173,758
                                                                                 1.095                     495
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)...... 1.501               1,978,941
                                                                                 1.211               2,393,836
                                                                                 1.053               1,959,730
                                                                                 1.097               1,473,327
                                                                                 0.959              21,102,077
                                                                                 0.745              20,831,229
                                                                                 1.152              21,448,494
                                                                                 1.113                  18,006
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 1.936               2,032,656
                                                                                 1.471               2,386,327
                                                                                 1.274               2,373,112
                                                                                 1.255               2,094,316
                                                                                 1.096              19,465,688
                                                                                 0.871              17,552,054
                                                                                 1.388              18,642,402
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 1.721               4,289,452
                                                                                 1.454               4,319,060
                                                                                 1.310               4,361,625
                                                                                 1.285               4,402,339
                                                                                 1.173               6,295,017
                                                                                 0.994               6,264,248
                                                                                 1.284               6,360,233
                                                                                 1.236               1,859,839
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2.191               1,460,191
                                                                                 1.619                 716,907
                                                                                 1.392                 660,907
                                                                                 1.385                 491,913
                                                                                 1.246                 394,125
                                                                                 1.035                 319,485
                                                                                 1.538                 261,420
                                                                                 1.433                      --
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 1.775                 703,369
                                                                                 1.461                 743,262
                                                                                 1.238                 733,633
                                                                                 1.419                 630,946
                                                                                 1.316               6,136,197
                                                                                 1.026               6,084,847
                                                                                 1.776               6,603,147
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2.032               1,287,270
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 2.299               1,028,706
                                                                                 1.664               1,066,959
                                                                                 1.435               1,050,892
                                                                                 1.500                 973,326
                                                                                 1.186               8,016,780
                                                                                 0.944               7,650,046
                                                                                 1.423               7,521,631
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2.598                  73,682
                                                                                 1.878                  79,055
                                                                                 1.587                  76,179
                                                                                 1.614                  26,469
                                                                                 1.386                 298,300
                                                                                 0.972                 142,107
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2.135               1,293,392
                                                                                 1.485               1,418,389
                                                                                 1.285               1,373,038
                                                                                 1.271               1,281,693
                                                                                 0.947               2,918,179
                                                                                 0.685               2,800,320
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 1.220                      --
                                                                                 1.170               1,103,065

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.326
                                                                                   2012   1.284
                                                                                   2011   1.219
                                                                                   2010   1.154
                                                                                   2009   1.108
                                                                                   2008   1.113
                                                                                   2007   1.068
                                                                                   2006   1.023
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.030
                                                                                   2005   1.004
                                                                                   2004   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.150
                                                                                   2005   1.091
                                                                                   2004   1.000
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   1.005
                                                                                   2006   1.001
                                                                                   2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.214
                                                                                   2008   1.162
                                                                                   2007   1.072
                                                                                   2006   1.035
                                                                                   2005   1.014
                                                                                   2004   1.000
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.504
                                                                                   2007   1.367
                                                                                   2006   1.235
                                                                                   2005   1.155
                                                                                   2004   1.000
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.660
                                                                                   2006   1.304
                                                                                   2005   1.165
                                                                                   2004   1.000
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   1.484
                                                                                   2006   1.269
                                                                                   2005   1.189
                                                                                   2004   1.000
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   1.221
                                                                                   2005   1.127
                                                                                   2004   1.000
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.045
                                                                                   2005   1.044
                                                                                   2004   1.000
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   1.281
                                                                                   2005   1.143
                                                                                   2004   1.000
 Travelers Equity Income Subaccount (7/97)........................................ 2006   1.149
                                                                                   2005   1.103
                                                                                   2004   1.000
 Travelers Federated High Yield Subaccount (10/97)................................ 2006   1.072
                                                                                   2005   1.048
                                                                                   2004   1.000
 Travelers Federated Stock Subaccount (7/97)...................................... 2006   1.161
                                                                                   2005   1.106
                                                                                   2004   1.000
 Travelers Large Cap Subaccount (7/97)............................................ 2006   1.194
                                                                                   2005   1.102
                                                                                   2004   1.000
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 2006   1.298
                                                                                   2005   1.162
                                                                                   2004   1.000



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.314                 403,572
                                                                                   1.326                 558,437
                                                                                   1.284                 480,144
                                                                                   1.219                 414,070
                                                                                   1.154               2,178,183
                                                                                   1.108               1,975,493
                                                                                   1.113               1,971,396
                                                                                   1.068               1,682,086
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 1.043                      --
                                                                                   1.030                      --
                                                                                   1.004                      --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.220                      --
                                                                                   1.150                      --
                                                                                   1.091                      --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 1.030                      --
                                                                                   1.005                      --
                                                                                   1.001                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 1.260                      --
                                                                                   1.214               2,087,470
                                                                                   1.162               1,285,462
                                                                                   1.072                      --
                                                                                   1.035                      --
                                                                                   1.014                      --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 1.401                      --
                                                                                   1.504                   2,257
                                                                                   1.367                      --
                                                                                   1.235                      --
                                                                                   1.155                      --
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 1.805                      --
                                                                                   1.660                      --
                                                                                   1.304                      --
                                                                                   1.165                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 1.591                      --
                                                                                   1.484                      --
                                                                                   1.269                      --
                                                                                   1.189                      --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 1.306                      --
                                                                                   1.221                      --
                                                                                   1.127                      --
 Travelers Convertible Securities Subaccount (8/99)............................... 1.118                      --
                                                                                   1.045                      --
                                                                                   1.044                      --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 1.405                      --
                                                                                   1.281               3,620,205
                                                                                   1.143               2,900,688
 Travelers Equity Income Subaccount (7/97)........................................ 1.212                      --
                                                                                   1.149                      --
                                                                                   1.103                      --
 Travelers Federated High Yield Subaccount (10/97)................................ 1.104                      --
                                                                                   1.072                      --
                                                                                   1.048                      --
 Travelers Federated Stock Subaccount (7/97)...................................... 1.207                      --
                                                                                   1.161                      --
                                                                                   1.106                      --
 Travelers Large Cap Subaccount (7/97)............................................ 1.235                      --
                                                                                   1.194                      --
                                                                                   1.102                      --
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 1.384                      --
                                                                                   1.298                      --
                                                                                   1.162                      --

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(R) Mid Cap Growth Subaccount (9/98)....................... 2006   1.201           1.276                      --
                                                                          2005   1.169           1.201                      --
                                                                          2004   1.000           1.169                      --
 Travelers MFS(R) Total Return Subaccount (3/97)......................... 2006   1.105           1.146                      --
                                                                          2005   1.077           1.105               1,904,939
                                                                          2004   1.000           1.077               1,537,962
 Travelers MFS(R) Value Subaccount (5/04)................................ 2006   1.185           1.286                      --
                                                                          2005   1.116           1.185                      --
                                                                          2004   1.000           1.116                      --
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.261           1.455                      --
                                                                          2005   1.155           1.261                      --
                                                                          2004   1.000           1.155                      --
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.173           1.250                      --
                                                                          2005   1.110           1.173                 534,077
                                                                          2004   1.000           1.110                 558,000
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.010           1.068                      --
                                                                          2005   1.000           1.010                      --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.102           1.117                      --
                                                                          2005   1.066           1.102                 569,192
                                                                          2004   1.000           1.066                 331,070
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.022           1.016                      --
                                                                          2005   1.008           1.022               1,286,039
                                                                          2004   1.000           1.008               1,546,414
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.127           1.181                      --
                                                                          2005   1.108           1.127              14,030,052
                                                                          2004   1.000           1.108              15,242,832
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.032           1.193                      --
                                                                          2005   1.000           1.032                      --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000           1.036                      --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.057           1.023                      --
                                                                          2005   1.016           1.057               2,083,980
                                                                          2004   1.000           1.016               1,851,528
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   0.837           0.815                      --
                                                                          2008   1.308           0.837                 136,665
                                                                          2007   1.343           1.308                 100,903
                                                                          2006   1.161           1.343                      --
                                                                          2005   1.118           1.161                      --
                                                                          2004   1.000           1.118                      --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.806           0.829                      --
                                                                          2008   1.420           0.806                  15,858
                                                                          2007   1.267           1.420                  14,071
                                                                          2006   1.190           1.267                      --
                                                                          2005   1.106           1.190                      --
                                                                          2004   1.000           1.106                      --
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........................ 2013   1.718           1.965                 281,146
                                                                          2012   1.512           1.718                 275,677
                                                                          2011   1.635           1.512                 271,162
                                                                          2010   1.398           1.635                 251,649
                                                                          2009   0.876           1.398                 265,265
                                                                          2008   1.584           0.876                 240,931
                                                                          2007   1.600           1.584                 233,963
                                                                          2006   1.387           1.600                      --
                                                                          2005   1.194           1.387                      --
                                                                          2004   1.000           1.194                      --

GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30%                          UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................ 2007   1.082           1.160                      --
                                                                           2006   1.000           1.082                  98,980
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)..................... 2006   0.820           0.862                      --
                                                                           2005   0.786           0.820                  99,039
                                                                           2004   0.753           0.786                  86,354
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)............ 2008   0.887           0.847                      --
                                                                           2007   0.771           0.887                  70,008
                                                                           2006   0.761           0.771                  70,659
                                                                           2005   0.716           0.761                  63,792
                                                                           2004   0.679           0.716                  52,461
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2013   1.719           2.192                  82,883
                                                                           2012   1.421           1.719                  84,267
                                                                           2011   1.580           1.421                  85,429
                                                                           2010   1.432           1.580                  65,853
                                                                           2009   1.020           1.432                  54,642
                                                                           2008   1.677           1.020                  45,655
                                                                           2007   1.479           1.677                  36,814
                                                                           2006   1.244           1.479                  21,804
                                                                           2005   1.105           1.244                   8,933
                                                                           2004   1.000           1.105                   4,183
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2013   1.475           1.894                 116,128
                                                                           2012   1.268           1.475                 109,157
                                                                           2011   1.342           1.268                 129,610
                                                                           2010   1.145           1.342                 109,771
                                                                           2009   0.832           1.145                  77,057
                                                                           2008   1.505           0.832                  55,973
                                                                           2007   1.357           1.505                  40,623
                                                                           2006   1.247           1.357                  25,278
                                                                           2005   1.087           1.247                  11,246
                                                                           2004   1.000           1.087                   1,982
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2013   1.305           1.720                 151,662
                                                                           2012   1.126           1.305                 155,654
                                                                           2011   1.162           1.126                 162,036
                                                                           2010   1.056           1.162                 152,334
                                                                           2009   0.815           1.056                 118,071
                                                                           2008   1.329           0.815                  97,515
                                                                           2007   1.282           1.329                  63,299
                                                                           2006   1.127           1.282                  47,535
                                                                           2005   1.079           1.127                  36,452
                                                                           2004   1.000           1.079                  31,224
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)......................................... 2006   2.183           2.162                      --
                                                                           2005   1.871           2.183               1,911,719
                                                                           2004   1.586           1.871               2,228,849
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)................... 2007   2.918           3.060                      --
                                                                           2006   2.231           2.918                  15,151
                                                                           2005   1.766           2.231                   9,868
                                                                           2004   1.432           1.766                   9,802
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)..................... 2006   2.479           3.246                      --
                                                                           2005   2.343           2.479                  97,716
                                                                           2004   1.807           2.343                 117,011
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98)....... 2013   3.115           4.105                  53,303
                                                                           2012   2.771           3.115                  49,292
                                                                           2011   2.845           2.771                  44,238
                                                                           2010   2.179           2.845                  38,914
                                                                           2009   1.675           2.179                  34,155
                                                                           2008   2.419           1.675                  43,453
                                                                           2007   2.625           2.419                  43,029
                                                                           2006   2.289           2.625                  40,016
                                                                           2005   2.119           2.289                  38,677
                                                                           2004   1.767           2.119                  43,068

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.324
                                                                                       2007   1.253
                                                                                       2006   1.089
                                                                                       2005   1.057
                                                                                       2004   1.020
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.615
                                                                                       2007   1.839
                                                                                       2006   1.796
                                                                                       2005   1.719
                                                                                       2004   1.564
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)....................... 2013   1.711
                                                                                       2012   1.493
                                                                                       2011   1.556
                                                                                       2010   1.348
                                                                                       2009   1.008
                                                                                       2008   1.782
                                                                                       2007   1.539
                                                                                       2006   1.399
                                                                                       2005   1.215
                                                                                       2004   1.069
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2013   1.401
                                                                                       2012   1.161
                                                                                       2011   1.210
                                                                                       2010   1.039
                                                                                       2009   0.775
                                                                                       2008   1.339
                                                                                       2007   1.271
                                                                                       2006   1.131
                                                                                       2005   0.949
                                                                                       2004   0.950
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 2013   2.107
                                                                                       2012   1.820
                                                                                       2011   1.826
                                                                                       2010   1.606
                                                                                       2009   1.250
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)............................... 2008   2.056
                                                                                       2007   1.641
                                                                                       2006   1.556
                                                                                       2005   1.490
                                                                                       2004   1.460
 Fidelity VIP High Income Subaccount (Initial Class) (11/97).......................... 2013   1.695
                                                                                       2012   1.503
                                                                                       2011   1.464
                                                                                       2010   1.303
                                                                                       2009   0.917
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................. 2013   2.345
                                                                                       2012   2.074
                                                                                       2011   2.356
                                                                                       2010   1.857
                                                                                       2009   1.346
                                                                                       2008   2.258
                                                                                       2007   1.983
                                                                                       2006   1.788
                                                                                       2005   1.534
                                                                                       2004   1.247
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03).......................... 2006   1.456
                                                                                       2005   1.334
                                                                                       2004   1.200
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)........... 2013   2.129
                                                                                       2012   1.906
                                                                                       2011   2.295
                                                                                       2010   1.977
                                                                                       2009   1.160
                                                                                       2008   2.486
                                                                                       2007   1.956
                                                                                       2006   1.547
                                                                                       2005   1.230
                                                                                       2004   1.000



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 1.269                      --
                                                                                       1.324                 363,261
                                                                                       1.253                 347,700
                                                                                       1.089                 293,073
                                                                                       1.057                 313,740
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 1.526                      --
                                                                                       1.615                 164,568
                                                                                       1.839                 196,574
                                                                                       1.796                 209,178
                                                                                       1.719                 308,645
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)....................... 2.212                 130,147
                                                                                       1.711                 120,704
                                                                                       1.493                 133,212
                                                                                       1.556                 209,389
                                                                                       1.348                 214,758
                                                                                       1.008                 282,048
                                                                                       1.782                 288,948
                                                                                       1.539                 234,945
                                                                                       1.399                 133,024
                                                                                       1.215                  80,933
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 1.912                  31,531
                                                                                       1.401                  28,213
                                                                                       1.161                  48,406
                                                                                       1.210                  24,596
                                                                                       1.039                  19,451
                                                                                       0.775                  15,185
                                                                                       1.339                  15,556
                                                                                       1.271                   8,865
                                                                                       1.131                   5,565
                                                                                       0.949                  12,403
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 2.665                 349,880
                                                                                       2.107                 323,093
                                                                                       1.820                 505,375
                                                                                       1.826                 903,638
                                                                                       1.606               1,021,111
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)............................... 1.889                      --
                                                                                       2.056                 952,149
                                                                                       1.641               1,261,066
                                                                                       1.556               1,277,223
                                                                                       1.490                      --
 Fidelity VIP High Income Subaccount (Initial Class) (11/97).......................... 1.772                  55,277
                                                                                       1.695                  52,953
                                                                                       1.503                  58,445
                                                                                       1.464                  68,416
                                                                                       1.303                  64,998
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................. 3.144                 124,953
                                                                                       2.345                 121,079
                                                                                       2.074                 126,174
                                                                                       2.356                 184,734
                                                                                       1.857                 181,117
                                                                                       1.346                 162,285
                                                                                       2.258                 151,413
                                                                                       1.983                 178,427
                                                                                       1.788                 182,486
                                                                                       1.534                  90,732
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03).......................... 1.701                      --
                                                                                       1.456                   7,543
                                                                                       1.334                   5,052
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)........... 2.082                  24,901
                                                                                       2.129                  22,903
                                                                                       1.906                  54,704
                                                                                       2.295                  53,879
                                                                                       1.977                  50,596
                                                                                       1.160                  49,087
                                                                                       2.486                  53,670
                                                                                       1.956                  59,079
                                                                                       1.547                  18,275
                                                                                       1.230                   5,761

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................. 2013   1.502
                                                                                  2012   1.287
                                                                                  2011   1.459
                                                                                  2010   1.363
                                                                                  2009   1.008
                                                                                  2008   1.712
                                                                                  2007   1.503
                                                                                  2006   1.253
                                                                                  2005   1.153
                                                                                  2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).................. 2006   1.206
                                                                                  2005   1.122
                                                                                  2004   1.000
High Yield Bond Trust
 High Yield Bond Trust (3/97).................................................... 2006   1.957
                                                                                  2005   1.957
                                                                                  2004   1.823
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 2006   1.127
                                                                                  2005   1.060
                                                                                  2004   0.992
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2013   1.409
                                                                                  2012   1.220
                                                                                  2011   1.257
                                                                                  2010   1.015
                                                                                  2009   0.712
                                                                                  2008   1.284
                                                                                  2007   1.069
                                                                                  2006   0.956
                                                                                  2005   0.864
                                                                                  2004   0.727
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2013   0.856
                                                                                  2012   0.724
                                                                                  2011   0.853
                                                                                  2010   0.748
                                                                                  2009   0.551
                                                                                  2008   1.012
                                                                                  2007   0.938
                                                                                  2006   0.805
                                                                                  2005   0.773
                                                                                  2004   0.749
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.153
                                                                                  2005   1.123
                                                                                  2004   1.000
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.968
                                                                                  2006   0.913
                                                                                  2005   0.870
                                                                                  2004   0.857
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.228
                                                                                  2012   1.048
                                                                                  2011   1.036
                                                                                  2010   0.839
                                                                                  2009   0.632
                                                                                  2008   1.074
                                                                                  2007   1.072
                                                                                  2006   0.998
                                                                                  2005   0.906
                                                                                  2004   0.835



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................. 1.823                 33,373
                                                                                  1.502                 29,663
                                                                                  1.287                 86,855
                                                                                  1.459                 90,670
                                                                                  1.363                 78,947
                                                                                  1.008                 74,098
                                                                                  1.712                 54,244
                                                                                  1.503                 61,918
                                                                                  1.253                 43,325
                                                                                  1.153                  6,608
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).................. 1.450                     --
                                                                                  1.206                 28,503
                                                                                  1.122                  8,964
High Yield Bond Trust
 High Yield Bond Trust (3/97).................................................... 2.003                     --
                                                                                  1.957                100,315
                                                                                  1.957                138,305
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 1.165                     --
                                                                                  1.127                 81,014
                                                                                  1.060                 65,970
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 1.837                 62,612
                                                                                  1.409                 58,358
                                                                                  1.220                 64,934
                                                                                  1.257                 92,750
                                                                                  1.015                 97,000
                                                                                  0.712                142,443
                                                                                  1.284                129,806
                                                                                  1.069                101,889
                                                                                  0.956                 83,501
                                                                                  0.864                 61,510
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 1.083                 57,991
                                                                                  0.856                 49,144
                                                                                  0.724                 48,590
                                                                                  0.853                 61,176
                                                                                  0.748                107,849
                                                                                  0.551                148,854
                                                                                  1.012                118,666
                                                                                  0.938                 99,991
                                                                                  0.805                 77,901
                                                                                  0.773                 67,791
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 1.297                     --
                                                                                  1.153                  1,394
                                                                                  1.123                     --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 1.031                     --
                                                                                  0.968                 35,386
                                                                                  0.913                 28,786
                                                                                  0.870                 20,968
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 1.791                131,465
                                                                                  1.228                138,583
                                                                                  1.048                146,999
                                                                                  1.036                138,345
                                                                                  0.839                148,908
                                                                                  0.632                115,021
                                                                                  1.074                100,609
                                                                                  1.072                 63,436
                                                                                  0.998                 52,977
                                                                                  0.906                 39,325

                 GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01).......... 2013   1.205
                                                                                 2012   1.062
                                                                                 2011   1.147
                                                                                 2010   0.997
                                                                                 2009   0.781
                                                                                 2008   1.247
                                                                                 2007   1.247
                                                                                 2006   1.082
                                                                                 2005   1.046
                                                                                 2004   0.979
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)........... 2013   1.368
                                                                                 2012   1.195
                                                                                 2011   1.180
                                                                                 2010   1.061
                                                                                 2009   0.880
                                                                                 2008   1.262
                                                                                 2007   1.179
                                                                                 2006   1.041
                                                                                 2005   1.011
                                                                                 2004   0.941
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................ 2011   0.919
                                                                                 2010   0.832
                                                                                 2009   0.690
                                                                                 2008   0.979
                                                                                 2007   0.932
                                                                                 2006   0.800
                                                                                 2005   0.813
                                                                                 2004   0.796
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 2013   1.500
                                                                                 2012   1.331
                                                                                 2011   1.250
                                                                                 2010   1.128
                                                                                 2009   0.930
                                                                                 2008   1.449
                                                                                 2007   1.440
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 2013   1.762
                                                                                 2012   1.483
                                                                                 2011   1.512
                                                                                 2010   1.395
                                                                                 2009   0.993
                                                                                 2008   1.604
                                                                                 2007   1.543
                                                                                 2006   1.494
                                                                                 2005   1.439
                                                                                 2004   1.452
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2013   1.954
                                                                                 2012   1.700
                                                                                 2011   1.641
                                                                                 2010   1.518
                                                                                 2009   1.235
                                                                                 2008   1.944
                                                                                 2007   1.896
                                                                                 2006   1.624
                                                                                 2005   1.544
                                                                                 2004   1.418
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2013   1.572
                                                                                 2012   1.333
                                                                                 2011   1.332
                                                                                 2010   1.078
                                                                                 2009   0.765
                                                                                 2008   1.307
                                                                                 2007   1.204
                                                                                 2006   1.082
                                                                                 2005   1.045
                                                                                 2004   0.919
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.663
                                                                                 2008   1.074
                                                                                 2007   1.037
                                                                                 2006   0.913
                                                                                 2005   0.887
                                                                                 2004   0.815



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01).......... 1.573                235,882
                                                                                 1.205                233,310
                                                                                 1.062                238,079
                                                                                 1.147                226,004
                                                                                 0.997                249,234
                                                                                 0.781                254,177
                                                                                 1.247                268,175
                                                                                 1.247                 77,149
                                                                                 1.082                 65,171
                                                                                 1.046                 50,470
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)........... 1.755                 13,835
                                                                                 1.368                 12,209
                                                                                 1.195                 10,802
                                                                                 1.180                  9,949
                                                                                 1.061                  9,833
                                                                                 0.880                 18,070
                                                                                 1.262                 33,910
                                                                                 1.179                 35,956
                                                                                 1.041                 31,724
                                                                                 1.011                 25,228
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................ 0.999                     --
                                                                                 0.919                 91,051
                                                                                 0.832                 83,702
                                                                                 0.690                 99,041
                                                                                 0.979                 98,986
                                                                                 0.932                 89,784
                                                                                 0.800                 76,474
                                                                                 0.813                 59,784
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 1.865                121,088
                                                                                 1.500                 92,498
                                                                                 1.331                116,186
                                                                                 1.250                 39,025
                                                                                 1.128                 42,471
                                                                                 0.930                 39,244
                                                                                 1.449                 46,869
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 2.397                 61,057
                                                                                 1.762                 59,038
                                                                                 1.483                 62,707
                                                                                 1.512                 81,645
                                                                                 1.395                 96,714
                                                                                 0.993                 92,139
                                                                                 1.604                 91,748
                                                                                 1.543                 80,092
                                                                                 1.494                 89,255
                                                                                 1.439                120,657
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2.554                122,768
                                                                                 1.954                109,620
                                                                                 1.700                121,660
                                                                                 1.641                147,142
                                                                                 1.518                151,067
                                                                                 1.235                157,063
                                                                                 1.944                176,465
                                                                                 1.896                 99,277
                                                                                 1.624                100,824
                                                                                 1.544                105,464
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2.281                 49,415
                                                                                 1.572                 40,878
                                                                                 1.333                 38,525
                                                                                 1.332                 39,688
                                                                                 1.078                 68,765
                                                                                 0.765                 58,207
                                                                                 1.307                 70,682
                                                                                 1.204                 26,278
                                                                                 1.082                 20,740
                                                                                 1.045                 15,275
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 0.646                     --
                                                                                 0.663                138,819
                                                                                 1.074                116,547
                                                                                 1.037                105,163
                                                                                 0.913                353,048
                                                                                 0.887                365,342

                 GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 2011   1.028
                                                                                 2010   1.004
                                                                                 2009   0.791
                                                                                 2008   1.415
                                                                                 2007   1.349
                                                                                 2006   1.085
                                                                                 2005   0.984
                                                                                 2004   0.846
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)......... 2013   2.012
                                                                                 2012   1.841
                                                                                 2011   1.865
                                                                                 2010   1.685
                                                                                 2009   1.390
                                                                                 2008   1.882
                                                                                 2007   1.720
                                                                                 2006   1.618
                                                                                 2005   1.570
                                                                                 2004   1.497
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.008
                                                                                 2010   0.935
                                                                                 2009   0.807
                                                                                 2008   1.037
                                                                                 2007   1.036
                                                                                 2006   1.009
                                                                                 2005   0.998
                                                                                 2004   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................... 2013   2.156
                                                                                 2012   1.853
                                                                                 2011   1.833
                                                                                 2010   1.592
                                                                                 2009   1.009
                                                                                 2008   1.460
                                                                                 2007   1.474
                                                                                 2006   1.346
                                                                                 2005   1.329
                                                                                 2004   1.219
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 2010   1.293
                                                                                 2009   1.307
                                                                                 2008   1.291
                                                                                 2007   1.247
                                                                                 2006   1.207
                                                                                 2005   1.189
                                                                                 2004   1.194
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)..................................... 2007   2.106
                                                                                 2006   1.806
                                                                                 2005   1.759
                                                                                 2004   1.645
 LMPVPI Total Return Subaccount (Class I) (9/98)................................ 2007   1.404
                                                                                 2006   1.264
                                                                                 2005   1.239
                                                                                 2004   1.154
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)..................................... 2007   1.780
                                                                                 2006   1.525
                                                                                 2005   1.451
                                                                                 2004   1.328
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03).............. 2007   1.281
                                                                                 2006   1.149
                                                                                 2005   1.110
                                                                                 2004   0.973
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)..................... 2007   1.306
                                                                                 2006   1.128
                                                                                 2005   1.107
                                                                                 2004   1.000



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 1.107                     --
                                                                                 1.028                120,547
                                                                                 1.004                117,401
                                                                                 0.791                116,334
                                                                                 1.415                108,407
                                                                                 1.349                 98,761
                                                                                 1.085                127,139
                                                                                 0.984                139,310
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)......... 2.357                315,666
                                                                                 2.012                314,990
                                                                                 1.841                319,925
                                                                                 1.865                659,896
                                                                                 1.685                680,013
                                                                                 1.390                679,310
                                                                                 1.882                769,082
                                                                                 1.720                757,675
                                                                                 1.618                716,575
                                                                                 1.570                657,162
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 0.997                     --
                                                                                 1.008                     --
                                                                                 0.935                     --
                                                                                 0.807                     --
                                                                                 1.037                     --
                                                                                 1.036                     --
                                                                                 1.009                     --
                                                                                 0.998                     --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................... 2.324                 40,612
                                                                                 2.156                 30,343
                                                                                 1.853                 28,211
                                                                                 1.833                 28,165
                                                                                 1.592                 28,625
                                                                                 1.009                 25,296
                                                                                 1.460                 34,413
                                                                                 1.474                 76,861
                                                                                 1.346                 77,954
                                                                                 1.329                 98,700
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 1.288                     --
                                                                                 1.293                797,136
                                                                                 1.307                721,587
                                                                                 1.291                475,987
                                                                                 1.247                576,158
                                                                                 1.207                568,405
                                                                                 1.189                620,598
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)..................................... 2.212                     --
                                                                                 2.106                 98,927
                                                                                 1.806                112,801
                                                                                 1.759                113,026
 LMPVPI Total Return Subaccount (Class I) (9/98)................................ 1.446                     --
                                                                                 1.404                 50,357
                                                                                 1.264                 47,333
                                                                                 1.239                 57,649
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)..................................... 1.873                     --
                                                                                 1.780                 96,421
                                                                                 1.525                101,024
                                                                                 1.451                260,880
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03).............. 1.368                     --
                                                                                 1.281                 20,231
                                                                                 1.149                 16,271
                                                                                 1.110                 10,172
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)..................... 1.359                     --
                                                                                 1.306                    331
                                                                                 1.128                    331
                                                                                 1.107                     --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).............................. 2007   1.374
                                                                                      2006   1.240
                                                                                      2005   1.161
                                                                                      2004   1.000
Managed Assets Trust
 Managed Assets Trust (3/97)......................................................... 2006   1.845
                                                                                      2005   1.800
                                                                                      2004   1.666
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.445
                                                                                      2007   2.335
                                                                                      2006   2.448
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................. 2013   2.124
                                                                                      2012   1.841
                                                                                      2011   1.817
                                                                                      2010   1.584
                                                                                      2009   1.089
                                                                                      2008   1.454
                                                                                      2007   1.433
                                                                                      2006   1.357
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 2007   1.365
                                                                                      2006   1.287
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 2013   1.287
                                                                                      2012   1.148
                                                                                      2011   1.161
                                                                                      2010   1.045
                                                                                      2009   0.888
                                                                                      2008   1.435
                                                                                      2007   1.421
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2013   1.058
                                                                                      2012   0.849
                                                                                      2011   0.908
                                                                                      2010   0.791
                                                                                      2009   0.593
                                                                                      2008   1.028
                                                                                      2007   1.223
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2013   2.787
                                                                                      2012   2.299
                                                                                      2011   2.513
                                                                                      2010   2.321
                                                                                      2009   1.642
                                                                                      2008   2.861
                                                                                      2007   2.221
                                                                                      2006   2.162
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2013   0.913
                                                                                      2012   0.779
                                                                                      2011   0.763
                                                                                      2010   0.625
                                                                                      2009   0.476
                                                                                      2008   0.755
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2013   1.074
                                                                                      2012   0.959
                                                                                      2011   0.992
                                                                                      2010   0.896
                                                                                      2009   0.702
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2013   1.017
                                                                                      2012   0.888
                                                                                      2011   0.944
                                                                                      2010   0.843
                                                                                      2009   0.637
                                                                                      2008   1.000



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).............................. 1.516                      --
                                                                                      1.374                     151
                                                                                      1.240                     151
                                                                                      1.161                      --
Managed Assets Trust
 Managed Assets Trust (3/97)......................................................... 1.906                      --
                                                                                      1.845                 403,436
                                                                                      1.800                 550,241
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2.359                      --
                                                                                      2.445                  85,888
                                                                                      2.335                  92,018
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................. 2.304                 148,930
                                                                                      2.124                 148,831
                                                                                      1.841                 152,276
                                                                                      1.817                 184,386
                                                                                      1.584                 185,304
                                                                                      1.089                 181,264
                                                                                      1.454                 178,313
                                                                                      1.433                      --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 1.433                      --
                                                                                      1.365                  14,327
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 1.704                  31,757
                                                                                      1.287                  25,085
                                                                                      1.148                  31,214
                                                                                      1.161                  28,934
                                                                                      1.045                  26,056
                                                                                      0.888                  23,421
                                                                                      1.435                  19,575
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.084                 178,324
                                                                                      1.058                 165,001
                                                                                      0.849                 214,722
                                                                                      0.908                 263,805
                                                                                      0.791                 243,514
                                                                                      0.593                 248,206
                                                                                      1.028                 213,355
                                                                                      1.223                 224,234
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 3.552                 625,958
                                                                                      2.787                 699,447
                                                                                      2.299                 859,758
                                                                                      2.513               1,131,047
                                                                                      2.321               1,277,230
                                                                                      1.642               1,430,148
                                                                                      2.861               1,471,307
                                                                                      2.221               1,604,268
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.313                  42,409
                                                                                      0.913                  20,207
                                                                                      0.779                  22,183
                                                                                      0.763                   6,496
                                                                                      0.625                   3,644
                                                                                      0.476                      --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.257                 384,231
                                                                                      1.074                  41,987
                                                                                      0.959                  25,097
                                                                                      0.992                  75,423
                                                                                      0.896                  66,385
                                                                                      0.702                      --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.257                 531,216
                                                                                      1.017                  45,760
                                                                                      0.888                  28,125
                                                                                      0.944                  43,396
                                                                                      0.843                  24,672
                                                                                      0.637                   3,272

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2013   1.100
                                                                                      2012   1.006
                                                                                      2011   1.017
                                                                                      2010   0.937
                                                                                      2009   0.770
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2013   1.562
                                                                                      2012   1.222
                                                                                      2011   1.440
                                                                                      2010   1.250
                                                                                      2009   0.815
                                                                                      2008   1.392
                                                                                      2007   1.422
                                                                                      2006   1.288
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 2013   1.691
                                                                                      2012   1.445
                                                                                      2011   1.486
                                                                                      2010   1.310
                                                                                      2009   1.048
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07).............................. 2013   1.374
                                                                                      2012   1.214
                                                                                      2011   1.277
                                                                                      2010   1.030
                                                                                      2009   0.825
                                                                                      2008   1.365
                                                                                      2007   1.500
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................... 2013   1.485
                                                                                      2012   1.270
                                                                                      2011   1.297
                                                                                      2010   1.039
                                                                                      2009   0.784
                                                                                      2008   1.294
                                                                                      2007   1.177
                                                                                      2006   1.183
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................... 2013   1.214
                                                                                      2012   1.064
                                                                                      2011   1.199
                                                                                      2010   1.016
                                                                                      2009   0.798
                                                                                      2008   1.080
                                                                                      2007   1.105
                                                                                      2006   1.035
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 2009   1.563
                                                                                      2008   2.118
                                                                                      2007   2.018
                                                                                      2006   1.906
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 2011   0.671
                                                                                      2010   0.634
                                                                                      2009   0.465
                                                                                      2008   0.890
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *..................... 2013   3.429
                                                                                      2012   2.963
                                                                                      2011   3.040
                                                                                      2010   2.516
                                                                                      2009   1.808
                                                                                      2008   3.007
                                                                                      2007   2.497
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)......................... 2013   2.359
                                                                                      2012   2.112
                                                                                      2011   2.041
                                                                                      2010   1.827
                                                                                      2009   1.350
                                                                                      2008   1.676
                                                                                      2007   1.589
                                                                                      2006   1.513
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)....................... 2009   0.617
                                                                                      2008   1.090
                                                                                      2007   0.987
                                                                                      2006   0.997



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.233                271,055
                                                                                      1.100                 39,818
                                                                                      1.006                 32,628
                                                                                      1.017                 26,388
                                                                                      0.937                 15,010
                                                                                      0.770                    145
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2.017                108,631
                                                                                      1.562                 82,735
                                                                                      1.222                 61,776
                                                                                      1.440                 56,897
                                                                                      1.250                 42,289
                                                                                      0.815                 36,665
                                                                                      1.392                 29,024
                                                                                      1.422                 17,364
 MIST Invesco Comstock Subaccount (Class B) (5/09)................................... 2.260                 42,176
                                                                                      1.691                 38,986
                                                                                      1.445                 34,231
                                                                                      1.486                 29,316
                                                                                      1.310                 27,458
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07).............................. 1.767                 34,761
                                                                                      1.374                 21,182
                                                                                      1.214                 16,045
                                                                                      1.277                 12,960
                                                                                      1.030                  5,966
                                                                                      0.825                  3,087
                                                                                      1.365                  1,316
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................... 2.060                  4,802
                                                                                      1.485                  4,547
                                                                                      1.270                  3,694
                                                                                      1.297                  4,360
                                                                                      1.039                  3,637
                                                                                      0.784                  5,046
                                                                                      1.294                     --
                                                                                      1.177                     --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................... 1.597                 14,271
                                                                                      1.214                 11,860
                                                                                      1.064                 12,151
                                                                                      1.199                 12,115
                                                                                      1.016                 10,625
                                                                                      0.798                 10,544
                                                                                      1.080                     --
                                                                                      1.105                     --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 1.548                     --
                                                                                      1.563                328,174
                                                                                      2.118                315,159
                                                                                      2.018                295,161
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 0.714                     --
                                                                                      0.671                  2,362
                                                                                      0.634                  2,277
                                                                                      0.465                     --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *..................... 3.972                271,724
                                                                                      3.429                315,831
                                                                                      2.963                406,829
                                                                                      3.040                494,426
                                                                                      2.516                570,598
                                                                                      1.808                617,505
                                                                                      3.007                680,027
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)......................... 2.519                  9,018
                                                                                      2.359                  7,210
                                                                                      2.112                  8,728
                                                                                      2.041                 15,352
                                                                                      1.827                 12,783
                                                                                      1.350                 14,697
                                                                                      1.676                  9,769
                                                                                      1.589                  9,399
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)....................... 0.587                     --
                                                                                      0.617                 30,150
                                                                                      1.090                 32,511
                                                                                      0.987                 40,412

GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)              UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............. 2013    1.040           1.330                265,628
                                                                           2012    0.903           1.040                258,006
                                                                           2011    1.053           0.903                254,455
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)....... 2013   10.803          11.303                     --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07).......... 2013    3.272           3.074                 25,381
                                                                           2012    2.783           3.272                 13,368
                                                                           2011    3.456           2.783                 11,908
                                                                           2010    2.824           3.456                 15,231
                                                                           2009    1.691           2.824                 12,933
                                                                           2008    3.840           1.691                 17,589
                                                                           2007    3.041           3.840                 17,944
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *......... 2013    1.325           1.560                 64,389
                                                                           2012    1.151           1.325                 72,131
                                                                           2011    1.306           1.151                 84,500
                                                                           2010    1.187           1.306                 67,115
                                                                           2009    0.914           1.187                 76,705
                                                                           2008    1.607           0.914                 85,883
                                                                           2007    1.527           1.607                 55,930
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................. 2013    2.398           2.601                     --
                                                                           2012    2.301           2.398                 75,156
                                                                           2011    2.457           2.301                 75,624
                                                                           2010    2.019           2.457                 83,337
                                                                           2009    1.492           2.019                100,690
                                                                           2008    1.085           1.492                100,242
                                                                           2007    1.222           1.085                     --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)........... 2013    1.012           1.389                 51,655
                                                                           2012    0.938           1.012                 40,501
                                                                           2011    1.021           0.938                 46,266
                                                                           2010    0.783           1.021                 45,006
                                                                           2009    0.504           0.783                 43,628
                                                                           2008    0.907           0.504                 36,975
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)........ 2012    0.850           0.956                     --
                                                                           2011    0.870           0.850              1,216,956
                                                                           2010    0.803           0.870              1,393,892
                                                                           2009    0.565           0.803              1,500,889
                                                                           2008    1.007           0.565              1,805,287
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............. 2013    1.126           1.417                501,373
                                                                           2012    0.939           1.126                549,562
                                                                           2011    1.037           0.939                730,186
                                                                           2010    0.904           1.037              1,097,209
                                                                           2009    0.652           0.904              1,526,194
                                                                           2008    1.108           0.652              1,630,843
                                                                           2007    1.055           1.108              1,593,176
                                                                           2006    0.996           1.055              1,844,071
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............. 2013    1.106           1.388                 58,801
                                                                           2012    0.925           1.106                 47,746
                                                                           2011    1.023           0.925                 45,722
                                                                           2010    0.894           1.023                 41,501
                                                                           2009    0.648           0.894                 37,899
                                                                           2008    1.104           0.648                 37,390
                                                                           2007    1.053           1.104                 24,182
                                                                           2006    0.996           1.053                  3,827
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).......... 2013    1.472           1.323                  9,209
                                                                           2012    1.364           1.472                  5,411
                                                                           2011    1.240           1.364                  1,650
                                                                           2010    1.163           1.240                  8,354
                                                                           2009    0.995           1.163                  2,466
                                                                           2008    1.080           0.995                     --
                                                                           2007    1.018           1.080                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)...................... 2013    1.903           1.843                294,287
                                                                           2012    1.765           1.903                342,357
                                                                           2011    1.733           1.765                380,614
                                                                           2010    1.623           1.733                382,898
                                                                           2009    1.453           1.623                327,323

               GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2013    1.502
                                                                            2012    1.376
                                                                            2011    1.460
                                                                            2010    1.273
                                                                            2009    1.041
                                                                            2008    1.570
                                                                            2007    1.515
                                                                            2006    1.406
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................... 2007    1.118
                                                                            2006    1.060
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013    2.395
                                                                            2012    2.174
                                                                            2011    2.125
                                                                            2010    1.920
                                                                            2009    1.461
                                                                            2008    1.658
                                                                            2007    1.576
                                                                            2006    1.518
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13).................. 2013   10.216
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2013    1.038
                                                                            2012    0.892
                                                                            2011    0.941
                                                                            2010    0.815
                                                                            2009    0.697
                                                                            2008    1.108
                                                                            2007    1.080
                                                                            2006    1.001
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 2013    1.358
                                                                            2012    1.166
                                                                            2011    1.298
                                                                            2010    1.097
                                                                            2009    0.879
                                                                            2008    1.269
                                                                            2007    1.325
                                                                            2006    1.297
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007    1.641
                                                                            2006    1.593
                                                                            2005    1.581
                                                                            2004    1.531
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007    1.862
                                                                            2006    1.491
                                                                            2005    1.318
                                                                            2004    1.162
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007    1.348
                                                                            2006    1.213
                                                                            2005    1.152
                                                                            2004    1.061
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007    1.775
                                                                            2006    1.582
                                                                            2005    1.494
                                                                            2004    1.317
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013    2.122
                                                                            2012    2.069
                                                                            2011    1.949
                                                                            2010    1.862
                                                                            2009    1.794
                                                                            2008    1.715
                                                                            2007    1.691
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013    1.828
                                                                            2012    1.723
                                                                            2011    1.638
                                                                            2010    1.531
                                                                            2009    1.417
                                                                            2008    1.487
                                                                            2007    1.417
                                                                            2006    1.361



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class A) (4/06).............................  1.972               162,487
                                                                             1.502               158,327
                                                                             1.376               168,628
                                                                             1.460               164,021
                                                                             1.273               157,246
                                                                             1.041                69,902
                                                                             1.570                65,572
                                                                             1.515                51,249
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................  1.236                    --
                                                                             1.118                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................  2.401                83,835
                                                                             2.395                51,624
                                                                             2.174                59,778
                                                                             2.125                74,688
                                                                             1.920                93,983
                                                                             1.461                92,649
                                                                             1.658                85,230
                                                                             1.576                87,171
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13).................. 10.761                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *..........  1.371               100,867
                                                                             1.038                74,605
                                                                             0.892                58,415
                                                                             0.941                52,391
                                                                             0.815                50,742
                                                                             0.697                51,170
                                                                             1.108                66,852
                                                                             1.080                52,799
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *..........  1.776               117,899
                                                                             1.358               113,154
                                                                             1.166               133,300
                                                                             1.298               151,085
                                                                             1.097               143,498
                                                                             0.879               185,616
                                                                             1.269               152,474
                                                                             1.325                   305
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)..........  1.693                    --
                                                                             1.641               144,941
                                                                             1.593               171,443
                                                                             1.581               387,341
 MetLife Investment International Stock Subaccount (Class I) (3/97)........  1.998                    --
                                                                             1.862                88,285
                                                                             1.491               120,444
                                                                             1.318               202,492
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96).......  1.408                    --
                                                                             1.348               325,586
                                                                             1.213               362,097
                                                                             1.152               560,256
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96).......  1.773                    --
                                                                             1.775               167,102
                                                                             1.582               160,201
                                                                             1.494               228,047
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *..........  2.046               103,637
                                                                             2.122                97,107
                                                                             2.069                94,698
                                                                             1.949                87,113
                                                                             1.862                74,362
                                                                             1.794                61,878
                                                                             1.715                70,324
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).....................  1.791               157,458
                                                                             1.828               149,848
                                                                             1.723               172,061
                                                                             1.638               200,641
                                                                             1.531               276,815
                                                                             1.417               253,364
                                                                             1.487               280,087
                                                                             1.417               263,661

                             GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2013   1.214           1.609                 470,785
                                                                        2012   1.076           1.214                 484,756
                                                                        2011   1.197           1.076                 511,043
                                                                        2010   1.012           1.197                 522,827
                                                                        2009   0.802           1.012                 568,871
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.027           2.110                      --
                                                                        2008   3.130           2.027                      --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)................. 2013   1.846           2.197                 355,932
                                                                        2012   1.664           1.846                 430,541
                                                                        2011   1.624           1.664                 459,023
                                                                        2010   1.501           1.624                 573,368
                                                                        2009   1.296           1.501                 739,755
                                                                        2008   1.746           1.296                 355,777
                                                                        2007   1.729           1.746                 349,898
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2013   1.262           1.641                  10,872
                                                                        2012   1.122           1.262                   3,983
                                                                        2011   1.114           1.122                   2,090
                                                                        2010   1.036           1.114                      --
                                                                        2009   0.945           1.036                      --
                                                                        2008   1.384           0.945                      --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2013   1.177           1.162                  72,962
                                                                        2012   1.193           1.177                  97,700
                                                                        2011   1.208           1.193                 101,778
                                                                        2010   1.224           1.208                  82,960
                                                                        2009   1.235           1.224                  59,817
                                                                        2008   1.216           1.235                  69,646
                                                                        2007   1.173           1.216                  47,204
                                                                        2006   1.145           1.173                  29,607
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.643           0.636                      --
                                                                        2008   1.089           0.643                 128,473
                                                                        2007   1.148           1.089                 109,318
 MSF Davis Venture Value Subaccount (Class A) (4/08)................... 2013   1.188           1.568                 454,461
                                                                        2012   1.067           1.188                 443,884
                                                                        2011   1.126           1.067                 410,888
                                                                        2010   1.019           1.126                 423,913
                                                                        2009   0.782           1.019                 417,916
                                                                        2008   1.264           0.782                 408,659
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.747           0.781                      --
                                                                        2008   1.372           0.747                 588,245
                                                                        2007   1.337           1.372                 544,538
                                                                        2006   1.317           1.337                 564,682
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.426           1.571                      --
                                                                        2012   1.249           1.426                 246,063
                                                                        2011   1.350           1.249                 226,609
                                                                        2010   1.195           1.350                 223,988
                                                                        2009   0.995           1.195                 194,083
                                                                        2008   1.652           0.995                 198,176
                                                                        2007   1.608           1.652                 196,448
                                                                        2006   1.564           1.608                 201,863
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2013   1.444           1.890                 184,222
                                                                        2012   1.319           1.444                 211,548
                                                                        2011   1.380           1.319                 198,483
                                                                        2010   1.213           1.380                 213,606
                                                                        2009   0.824           1.213                 209,357
                                                                        2008   1.538           0.824                 214,108
                                                                        2007   1.294           1.538                 197,240
                                                                        2006   1.323           1.294                 209,002
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2013   0.919           1.244               1,020,172
                                                                        2012   0.950           0.919               1,002,372
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.844           0.962                      --
                                                                        2011   0.853           0.844                  39,416
                                                                        2010   0.776           0.853                  59,441
                                                                        2009   0.563           0.776                  59,653
                                                                        2008   0.849           0.563                  65,120

                   GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011    0.974
                                                                                    2010    0.853
                                                                                    2009    0.657
                                                                                    2008    1.118
                                                                                    2007    1.097
                                                                                    2006    1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013    1.313
                                                                                    2012    1.219
                                                                                    2011    1.196
                                                                                    2010    1.101
                                                                                    2009    0.925
                                                                                    2008    1.095
                                                                                    2007    1.051
                                                                                    2006    1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013    1.262
                                                                                    2012    1.147
                                                                                    2011    1.150
                                                                                    2010    1.044
                                                                                    2009    0.856
                                                                                    2008    1.105
                                                                                    2007    1.069
                                                                                    2006    1.000
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 2013   21.771
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013    1.196
                                                                                    2012    1.070
                                                                                    2011    1.099
                                                                                    2010    0.984
                                                                                    2009    0.788
                                                                                    2008    1.118
                                                                                    2007    1.086
                                                                                    2006    1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013    1.130
                                                                                    2012    0.992
                                                                                    2011    1.045
                                                                                    2010    0.923
                                                                                    2009    0.724
                                                                                    2008    1.131
                                                                                    2007    1.103
                                                                                    2006    1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013    2.161
                                                                                    2012    1.891
                                                                                    2011    1.881
                                                                                    2010    1.659
                                                                                    2009    1.331
                                                                                    2008    2.144
                                                                                    2007    2.161
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013    2.339
                                                                                    2012    2.128
                                                                                    2011    2.109
                                                                                    2010    1.945
                                                                                    2009    1.665
                                                                                    2008    2.171
                                                                                    2007    2.111
                                                                                    2006    1.971
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2013    1.503
                                                                                    2012    1.306
                                                                                    2011    1.312
                                                                                    2010    1.193
                                                                                    2009    1.000
                                                                                    2008    1.501
                                                                                    2007    1.413
                                                                                    2006    1.276
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................. 2013    1.540
                                                                                    2012    1.319
                                                                                    2011    1.527
                                                                                    2010    1.430
                                                                                    2009    1.126
                                                                                    2008    1.969
                                                                                    2007    2.017



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).....................  1.057                     --
                                                                                     0.974                297,464
                                                                                     0.853                235,664
                                                                                     0.657                230,643
                                                                                     1.118                182,529
                                                                                     1.097                 35,015
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)...................  1.352                400,895
                                                                                     1.313                487,443
                                                                                     1.219                416,019
                                                                                     1.196                351,068
                                                                                     1.101                332,614
                                                                                     0.925                 59,992
                                                                                     1.095                 36,688
                                                                                     1.051                    384
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06).......  1.382                498,423
                                                                                     1.262                476,914
                                                                                     1.147                313,840
                                                                                     1.150                265,434
                                                                                     1.044                142,450
                                                                                     0.856                102,061
                                                                                     1.105                 71,310
                                                                                     1.069                  8,556
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 25.366                     --
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06).......................  1.393              1,759,331
                                                                                     1.196              1,496,215
                                                                                     1.070              1,453,446
                                                                                     1.099              2,025,755
                                                                                     0.984              1,525,132
                                                                                     0.788                853,929
                                                                                     1.118                518,236
                                                                                     1.086                 27,519
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06).........  1.387                352,449
                                                                                     1.130                253,815
                                                                                     0.992                221,593
                                                                                     1.045                195,363
                                                                                     0.923                128,468
                                                                                     0.724                 88,977
                                                                                     1.131                 49,754
                                                                                     1.103                 28,047
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.............................  2.817                771,828
                                                                                     2.161                735,441
                                                                                     1.891                891,119
                                                                                     1.881              1,554,435
                                                                                     1.659              1,822,506
                                                                                     1.331              1,837,935
                                                                                     2.144              1,918,015
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)...............................  2.741                592,698
                                                                                     2.339                604,644
                                                                                     2.128                664,709
                                                                                     2.109                769,355
                                                                                     1.945                804,617
                                                                                     1.665                837,337
                                                                                     2.171                807,111
                                                                                     2.111                760,953
 MSF MFS(R) Value Subaccount (Class A) (4/06)......................................  2.014                247,754
                                                                                     1.503                  2,442
                                                                                     1.306                 15,183
                                                                                     1.312                 15,688
                                                                                     1.193                  2,671
                                                                                     1.000                  2,953
                                                                                     1.501                  2,337
                                                                                     1.413                    511
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.............................  1.853                 49,477
                                                                                     1.540                 51,778
                                                                                     1.319                 54,300
                                                                                     1.527                 66,861
                                                                                     1.430                 69,826
                                                                                     1.126                 58,762
                                                                                     1.969                 53,552

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.619
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2013   1.957
                                                                                   2012   1.704
                                                                                   2011   1.800
                                                                                   2010   1.437
                                                                                   2009   1.155
                                                                                   2008   1.760
                                                                                   2007   1.811
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.630
                                                                                   2012   1.392
                                                                                   2011   1.429
                                                                                   2010   1.240
                                                                                   2009   0.878
                                                                                   2008   1.437
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.098
                                                                                   2012   1.834
                                                                                   2011   1.831
                                                                                   2010   1.378
                                                                                   2009   1.007
                                                                                   2008   1.529
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.132
                                                                                   2006   2.003
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.985
                                                                                   2012   1.942
                                                                                   2011   1.862
                                                                                   2010   1.780
                                                                                   2009   1.726
                                                                                   2008   1.752
                                                                                   2007   1.699
                                                                                   2006   1.638
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.134
                                                                                   2005   1.116
                                                                                   2004   1.119
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.122
                                                                                   2005   1.075
                                                                                   2004   1.000
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.993
                                                                                   2006   0.999
                                                                                   2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.401
                                                                                   2008   1.355
                                                                                   2007   1.262
                                                                                   2006   1.231
                                                                                   2005   1.218
                                                                                   2004   1.176
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   0.980
                                                                                   2007   0.900
                                                                                   2006   0.821
                                                                                   2005   0.775
                                                                                   2004   0.730
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.417
                                                                                   2006   1.124
                                                                                   2005   1.015
                                                                                   2004   0.885
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   1.978
                                                                                   2006   1.708
                                                                                   2005   1.617
                                                                                   2004   1.298
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.936
                                                                                   2005   0.872
                                                                                   2004   0.829



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.278                 72,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2.676                 69,787
                                                                                   1.957                 66,734
                                                                                   1.704                 76,687
                                                                                   1.800                102,370
                                                                                   1.437                120,346
                                                                                   1.155                118,331
                                                                                   1.760                114,260
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2.233                 33,363
                                                                                   1.630                 24,842
                                                                                   1.392                 17,990
                                                                                   1.429                 15,781
                                                                                   1.240                 11,048
                                                                                   0.878                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.986                149,571
                                                                                   2.098                143,990
                                                                                   1.834                157,641
                                                                                   1.831                176,999
                                                                                   1.378                163,816
                                                                                   1.007                171,898
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2.216                     --
                                                                                   2.132                115,932
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.948                195,372
                                                                                   1.985                200,692
                                                                                   1.942                205,750
                                                                                   1.862                212,057
                                                                                   1.780                238,592
                                                                                   1.726                250,086
                                                                                   1.752                244,047
                                                                                   1.699                250,537
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 1.145                     --
                                                                                   1.134                 22,097
                                                                                   1.116                 31,686
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.186                     --
                                                                                   1.122                    925
                                                                                   1.075                  1,172
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 1.014                     --
                                                                                   0.993                     --
                                                                                   0.999                     --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 1.449                     --
                                                                                   1.401                260,317
                                                                                   1.355                131,730
                                                                                   1.262                188,291
                                                                                   1.231                176,667
                                                                                   1.218                 99,924
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 0.910                     --
                                                                                   0.980                 24,709
                                                                                   0.900                 21,340
                                                                                   0.821                 18,531
                                                                                   0.775                 16,954
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 1.535                     --
                                                                                   1.417                 46,362
                                                                                   1.124                 41,099
                                                                                   1.015                 38,089
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2.114                     --
                                                                                   1.978                112,489
                                                                                   1.708                 87,228
                                                                                   1.617                 99,131
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 0.997                     --
                                                                                   0.936                 33,734
                                                                                   0.872                 33,691

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Convertible Securities Subaccount (8/99)...................... 2006   1.418           1.513                     --
                                                                          2005   1.432           1.418                  8,176
                                                                          2004   1.364           1.432                  8,581
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................... 2006   2.239           2.448                     --
                                                                          2005   2.017           2.239                 94,671
                                                                          2004   1.755           2.017                188,652
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.487           1.564                     --
                                                                          2005   1.442           1.487                185,477
                                                                          2004   1.330           1.442                303,955
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.322           1.357                     --
                                                                          2005   1.306           1.322                     --
                                                                          2004   1.199           1.306                 15,012
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.528           1.584                     --
                                                                          2005   1.470           1.528                 19,053
                                                                          2004   1.347           1.470                 30,999
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.276           1.317                     --
                                                                          2005   1.190           1.276                181,605
                                                                          2004   1.132           1.190                190,428
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.211           1.287                     --
                                                                          2005   1.095           1.211                 11,733
                                                                          2004   0.957           1.095                 26,198
 Travelers MFS(R) Mid Cap Growth Subaccount (9/98)....................... 2006   1.249           1.323                     --
                                                                          2005   1.228           1.249                192,771
                                                                          2004   1.090           1.228                229,344
 Travelers MFS(R) Total Return Subaccount (3/97)......................... 2006   1.907           1.971                     --
                                                                          2005   1.877           1.907                696,378
                                                                          2004   1.706           1.877                728,163
 Travelers MFS(R) Value Subaccount (5/04)................................ 2006   1.180           1.276                     --
                                                                          2005   1.123           1.180                  3,791
                                                                          2004   1.000           1.123                     --
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.120           1.288                     --
                                                                          2005   1.036           1.120                 20,031
                                                                          2004   0.907           1.036                 33,953
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.324           1.406                     --
                                                                          2005   1.265           1.324                 74,740
                                                                          2004   1.153           1.265                 82,200
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.006           1.060                     --
                                                                          2005   1.000           1.006                     --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.501           1.518                     --
                                                                          2005   1.467           1.501                140,375
                                                                          2004   1.340           1.467                119,798
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.373           1.361                     --
                                                                          2005   1.368           1.373                237,104
                                                                          2004   1.342           1.368                264,155
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.462           1.527                     --
                                                                          2005   1.452           1.462                368,572
                                                                          2004   1.334           1.452                445,637
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.027           1.183                     --
                                                                          2005   1.000           1.027                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000           1.035                     --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.698           1.638                     --
                                                                          2005   1.649           1.698                317,572
                                                                          2004   1.574           1.649                343,548
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.044           1.014                     --
                                                                          2008   1.648           1.044                 27,906
                                                                          2007   1.709           1.648                 26,405
                                                                          2006   1.492           1.709                 24,870
                                                                          2005   1.452           1.492                 27,721
                                                                          2004   1.253           1.452                 23,081

                         GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.562           0.577                    --
                                                                2008   1.000           0.562                34,977
                                                                2007   0.901           1.000                48,019
                                                                2006   0.855           0.901                54,019
                                                                2005   0.803           0.855                46,501
                                                                2004   0.784           0.803                35,761
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98).............. 2013   2.145           2.430                14,089
                                                                2012   1.906           2.145                11,510
                                                                2011   2.082           1.906                12,686
                                                                2010   1.799           2.082                12,521
                                                                2009   1.138           1.799                12,850
                                                                2008   2.079           1.138                 9,344
                                                                2007   2.121           2.079                 9,954
                                                                2006   1.857           2.121                18,371
                                                                2005   1.615           1.857                16,116
                                                                2004   1.401           1.615                12,301

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a name change, merger or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES



                        FORMER NAME                                               NEW NAME
---------------------------------------------------------- -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Developing Markets Securities Fund -            Templeton Developing Markets VIP Fund - Class 2
  Class 2
 Templeton Foreign Securities Fund - Class 2               Templeton Foreign VIP Fund - Class 2
MET INVESTORS SERIES TRUST                                 MET INVESTORS SERIES TRUST
 Blackrock Large Cap Core Portfolio - Class E              WMC Large Cap Research Portfolio - Class E
 Janus Forty Portfolio - Class A                           ClearBridge Aggressive Growth Portfolio II - Class A
 MetLife Aggressive Strategy Portfolio - Class B           MetLife Asset Allocation 100 Portfolio - Class B
 Lord Abbett Mid Cap Value Portfolio - Class B             Invesco Mid Cap Value Portfolio - Class B
METROPOLITAN SERIES FUND                                   METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio - Class A                 WMC Balanced Portfolio - Class A
 MetLife Conservative Allocation Portfolio - Class B       MetLife Asset Allocation 20 Portfolio - Class B
 MetLife Conservative to Moderate Allocation Portfolio -   MetLife Asset Allocation 40 Portfolio - Class B
  Class B
 MetLife Moderate Allocation Portfolio - Class B           MetLife Asset Allocation 60 Portfolio - Class B
 MetLife Moderate to Aggressive Allocation Portfolio -     MetLife Asset Allocation 80 Portfolio - Class B
  Class B
 Davis Venture Value Portfolio - Class A                   WMC Core Equity Opportunities Portfolio - Class A


UNDERLYING FUND MERGERS

The former Underlying Fund was merged with and into the new Underlying Fund.


                 FORMER UNDERLYING FUND                                 NEW UNDERLYING FUND
------------------------------------------------------- --------------------------------------------------
MET INVESTORS SERIES TRUST                              MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II - Class A   ClearBridge Aggressive Growth Portfolio - Class A


UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.


                  FORMER UNDERLYING FUND                                  NEW UNDERLYING FUND
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio - Class I   T. Rowe Price Large Cap Value Portfolio - Class E

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


                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                    PORTFOLIO/SERIES                    MARKETING NAME
----------------------------------------- ------------------------------ -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio           Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                        Global Research Portfolio      Janus Aspen Series Global Research
                                                                         Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio
                                                                         Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Calculation of Money Market Yield

ERISA

Taxes

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 16

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


                                  APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Money Market Portfolio

   o   Western Asset Variable High Income Portfolio

   o   Barclays Aggregate Bond Index Portfolio

   o   Lord Abbett Bond Debenture Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management U.S. Government Portfolio

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


                                  APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

------------
1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                                  GOLD TRACK
                               GOLD TRACK SELECT


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED


                                 APRIL 28, 2014


                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April

28, 2014. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and

Services, 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, or by

calling 1-800-842-9406, or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------

The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").



























                                                                  MIC-Book-15-16

                              TABLE OF CONTENTS

                                                           PAGE
                                                          -----
THE INSURANCE COMPANY....................................    2
SERVICES.................................................    2
PRINCIPAL UNDERWRITER....................................    3
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........    3
CALCULATION OF ANNUITY UNIT VALUE........................    4
CALCULATION OF MONEY MARKET YIELD........................    4
TAXES....................................................    5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............    7
FINANCIAL STATEMENTS.....................................    1

                             THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut ("MetLife of Connecticut") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. -It is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. -The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge MetLife of Connecticut, MetLife Investors Insurance Company ("MetLife Investors"), MetLife Investors USA Insurance Company ("MetLife Investors USA"), and Exeter Reassurance Company, Ltd. ("Exeter Reassurance"), to create one larger U.S.-based and U.S.-regulated life insurance company. - MetLife Investors and MetLife Investors USA, like MetLife of Connecticut, are U.S. insurance companies that issue variable insurance products in addition to other products. - Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. - MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. -These mergers are expected to occur towards the end of 2014, subject to regulatory approvals. The Company is a wholly-owned subsidiary of MetLife, Inc. -(NYSE: MET), a publicly traded company. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 50 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                                    SERVICES

FASCore LLC ("Fascore"), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides recordkeeping services to Us in connection with Our administration of the Gold Track Select Contract. Fascore is not affiliated with Us, the Separate Account or any of Our affiliates, including the Contract's principal underwriter, MetLife Investors Distribution Company ("MLIDC"). We pay Fascore for its services an annual base fee and/or annual per participant charge for each Plan account under the Contract. Fascore also charges Us for each loan taken under the Contract a loan initiation fee and loan maintenance fee.

The following table shows the amount of recordkeeping fees paid to Fascore over the past three years:

              RECORDKEEPING FEES PAID
                 TO FASCORE BY THE
    YEAR              COMPANY
------------ ------------------------
 2013........$2,105,413
 2012........$1,856,582
 2011........$1,832,430

                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------


              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2013........$43,373,276                     $0
 2012........$35,916,770                     $0
 2011........$39,198,439                     $0

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2013 is $164,046*. The amount of commissions paid to selected broker-dealer firms during 2013 is $2,396,418. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2013 is $2,560,464*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and MetLife Investors Insurance Company.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2013 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Cetera Advisor Networks LLC

There are other broker-dealer firms who receive compensation for servicing Our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)


                       CALCULATION OF MONEY MARKET YIELD

From time to time, We may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

                 Current Yield = ((NCF -- ES) / UV) - (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

            Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                                     TAXES

QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.

Additional information regarding 457(b) plans

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ERISA

If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:


     PLAN TYPE       ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
  401(k)                    $17,500                 $5,500
  401(a)                     (Employer contributions only)
  403(b) (TSA)              $17,500                 $5,500
  457(b)                    $17,500                 $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Exeter Reassurance Company, LTD ("Exeter"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes other matters related to a change in Exeter's presentation of insurance liabilities and to Exeter being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of MetLife Investors Insurance Company ("MLI"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to MLI being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

             CONDENSED FINANCIAL INFORMATION -- GOLD TRACK

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................... 2007   2.172       2.293            --
                                                                          2006   1.895       2.172            --
                                                                          2005   1.825       1.895     1,552,335
                                                                          2004   1.663       1.825     1,690,996
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.086       1.166            --
                                                                          2006   1.000       1.086        34,874
 AIM V.I. Premier Equity Subaccount (Series I) (5/01).................... 2006   0.839       0.883            --
                                                                          2005   0.800       0.839        42,257
                                                                          2004   0.763       0.800        77,434
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.917       0.877            --
                                                                          2007   0.793       0.917       128,916
                                                                          2006   0.779       0.793       107,961
                                                                          2005   0.729       0.779        54,699
                                                                          2004   0.688       0.729        93,510
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)................ 2013   1.795       2.300        58,786
                                                                          2012   1.476       1.795        43,491
                                                                          2011   1.633       1.476        61,935
                                                                          2010   1.473       1.633        68,332
                                                                          2009   1.044       1.473        69,361
                                                                          2008   1.644       1.044       120,682
 American Funds Growth Subaccount (Class 2) (4/08)....................... 2013   1.540       1.988        80,589
                                                                          2012   1.317       1.540       182,911
                                                                          2011   1.387       1.317       253,411
                                                                          2010   1.178       1.387       233,275
                                                                          2009   0.852       1.178       222,115
                                                                          2008   1.467       0.852       167,479
 American Funds Growth-Income Subaccount (Class 2) (4/08)................ 2013   1.363       1.805       101,424
                                                                          2012   1.170       1.363       108,938
                                                                          2011   1.201       1.170       118,697
                                                                          2010   1.086       1.201       135,008
                                                                          2009   0.834       1.086       123,680
                                                                          2008   1.298       0.834        97,490
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)........................................ 2006   2.286       2.268            --
                                                                          2005   1.950       2.286     5,433,855
                                                                          2004   1.644       1.950     5,510,261
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)................. 2007   3.040       3.193            --
                                                                          2006   2.312       3.040       239,778
                                                                          2005   1.822       2.312       250,748
                                                                          2004   1.470       1.822       247,726
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99).................... 2006   2.567       3.378            --
                                                                          2005   2.415       2.567       296,129
                                                                          2004   1.853       2.415       295,879
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.388       1.332            --
                                                                          2007   1.306       1.388     4,769,937
                                                                          2006   1.131       1.306     5,398,065
                                                                          2005   1.092       1.131     6,399,684
                                                                          2004   1.048       1.092     7,461,713
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)....... 2008   1.691       1.601            --

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2007   1.917       1.691     1,694,486
                                                                                       2006   1.862       1.917     1,787,672
                                                                                       2005   1.774       1.862     2,255,092
                                                                                       2004   1.606       1.774     2,350,402
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 2007   1.744       1.830            --
                                                                                       2006   1.638       1.744            --
                                                                                       2005   1.587       1.638     1,369,326
                                                                                       2004   1.517       1.587     1,480,270
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................. 2013   1.814       2.357       745,118
                                                                                       2012   1.575       1.814       873,350
                                                                                       2011   1.633       1.575       979,830
                                                                                       2010   1.408       1.633     1,034,999
                                                                                       2009   1.048       1.408     1,169,601
                                                                                       2008   1.842       1.048     1,169,357
                                                                                       2007   1.583       1.842     1,010,307
                                                                                       2006   1.432       1.583     1,003,656
                                                                                       2005   1.238       1.432       875,070
                                                                                       2004   1.083       1.238       840,729
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2013   1.485       2.037        38,801
                                                                                       2012   1.225       1.485        31,972
                                                                                       2011   1.270       1.225        26,834
                                                                                       2010   1.085       1.270        40,243
                                                                                       2009   0.805       1.085        39,370
                                                                                       2008   1.384       0.805        43,976
                                                                                       2007   1.307       1.384        37,548
                                                                                       2006   1.158       1.307        55,352
                                                                                       2005   0.967       1.158        33,158
                                                                                       2004   0.962       0.967        39,094
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 2013   2.285       2.905            --
                                                                                       2012   1.964       2.285            --
                                                                                       2011   1.960       1.964            --
                                                                                       2010   1.716       1.960            --
                                                                                       2009   1.329       1.716            --
                                                                                       2008   2.335       1.329            --
                                                                                       2007   2.319       2.335            79
                                                                                       2006   1.945       2.319            79
                                                                                       2005   1.852       1.945     2,120,920
                                                                                       2004   1.674       1.852     2,302,232
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)............................... 2008   2.175       2.001            --
                                                                                       2007   1.727       2.175           142
                                                                                       2006   1.629       1.727           142
                                                                                       2005   1.552       1.629     3,378,817
                                                                                       2004   1.514       1.552     3,845,340
 Fidelity VIP High Income Subaccount (Initial Class) (10/96).......................... 2013   1.838       1.932            --
                                                                                       2012   1.622       1.838            --
                                                                                       2011   1.572       1.622            --
                                                                                       2010   1.392       1.572            --
                                                                                       2009   0.975       1.392            --
                                                                                       2008   1.310       0.975            --
                                                                                       2007   1.284       1.310            --
                                                                                       2006   1.164       1.284            --
                                                                                       2005   1.142       1.164       187,401
                                                                                       2004   1.051       1.142       256,356
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................. 2013   2.486       3.350       792,885
                                                                                       2012   2.187       2.486       673,835
                                                                                       2011   2.473       2.187       824,587
                                                                                       2010   1.939       2.473       926,233
                                                                                       2009   1.399       1.939       868,005
                                                                                       2008   2.334       1.399       778,711
                                                                                       2007   2.040       2.334       682,204
                                                                                       2006   1.830       2.040       653,948
                                                                                       2005   1.563       1.830       524,518
                                                                                       2004   1.264       1.563       473,022
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)........... 2013   2.223       2.185        49,596

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.980       2.223        46,457
                                                                                  2011   2.372       1.980        40,539
                                                                                  2010   2.034       2.372        34,292
                                                                                  2009   1.188       2.034        15,493
                                                                                  2008   2.532       1.188        13,032
                                                                                  2007   1.982       2.532        63,148
                                                                                  2006   1.559       1.982        48,998
                                                                                  2005   1.234       1.559            78
                                                                                  2004   1.000       1.234            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................. 2013   1.568       1.913        57,348
                                                                                  2012   1.337       1.568       100,488
                                                                                  2011   1.508       1.337        90,811
                                                                                  2010   1.402       1.508        95,027
                                                                                  2009   1.032       1.402       111,986
                                                                                  2008   1.744       1.032        41,486
                                                                                  2007   1.523       1.744        47,238
                                                                                  2006   1.264       1.523        30,802
                                                                                  2005   1.156       1.264        17,385
                                                                                  2004   1.000       1.156         7,482
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2007   2.497       2.649            --
                                                                                  2006   2.073       2.497            --
                                                                                  2005   2.012       2.073       373,925
                                                                                  2004   1.750       2.012       356,823
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)................. 2006   2.147       2.517            --
                                                                                  2005   1.984       2.147     1,139,783
                                                                                  2004   1.721       1.984     1,180,397
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2006   2.049       2.101            --
                                                                                  2005   2.039       2.049       681,925
                                                                                  2004   1.890       2.039       727,263
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 2006   1.153       1.195            --
                                                                                  2005   1.080       1.153       208,490
                                                                                  2004   1.005       1.080       228,246
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2013   1.494       1.957       178,610
                                                                                  2012   1.287       1.494       113,604
                                                                                  2011   1.319       1.287       117,567
                                                                                  2010   1.060       1.319       144,776
                                                                                  2009   0.740       1.060       126,535
                                                                                  2008   1.328       0.740        96,775
                                                                                  2007   1.099       1.328       163,043
                                                                                  2006   0.978       1.099       146,078
                                                                                  2005   0.880       0.978       128,612
                                                                                  2004   0.736       0.880       134,271
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2013   0.908       1.154        52,881
                                                                                  2012   0.764       0.908        57,658
                                                                                  2011   0.895       0.764        71,744
                                                                                  2010   0.781       0.895       157,931
                                                                                  2009   0.573       0.781       151,838
                                                                                  2008   1.046       0.573       234,801
                                                                                  2007   0.965       1.046       185,888
                                                                                  2006   0.824       0.965       180,791
                                                                                  2005   0.787       0.824       182,884
                                                                                  2004   0.759       0.787       201,672
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.301       1.908       798,330
                                                                                  2012   1.105       1.301       818,588
                                                                                  2011   1.087       1.105       900,024
                                                                                  2010   0.877       1.087     1,110,105
                                                                                  2009   0.657       0.877     1,203,747
                                                                                  2008   1.111       0.657     1,460,329
                                                                                  2007   1.103       1.111     1,861,761
                                                                                  2006   1.022       1.103     2,035,461
                                                                                  2005   0.923       1.022     2,067,086
                                                                                  2004   0.846       0.923     2,306,943
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2013   1.278       1.675       946,918

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.120
                                                                                           2011   1.204
                                                                                           2010   1.041
                                                                                           2009   0.811
                                                                                           2008   1.289
                                                                                           2007   1.339
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2013   1.612
                                                                                           2012   1.422
                                                                                           2011   1.329
                                                                                           2010   1.193
                                                                                           2009   0.979
                                                                                           2008   1.518
                                                                                           2007   1.503
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2013   1.893
                                                                                           2012   1.586
                                                                                           2011   1.609
                                                                                           2010   1.477
                                                                                           2009   1.045
                                                                                           2008   1.680
                                                                                           2007   1.609
                                                                                           2006   1.550
                                                                                           2005   1.485
                                                                                           2004   1.492
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2013   2.099
                                                                                           2012   1.816
                                                                                           2011   1.744
                                                                                           2010   1.606
                                                                                           2009   1.300
                                                                                           2008   2.036
                                                                                           2007   1.976
                                                                                           2006   1.684
                                                                                           2005   1.593
                                                                                           2004   1.455
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
                                                                                           2007   1.238
                                                                                           2006   1.107
                                                                                           2005   1.064
                                                                                           2004   0.932
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
                                                                                           2007   1.419
                                                                                           2006   1.137
                                                                                           2005   1.026
                                                                                           2004   0.877
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2013   2.182
                                                                                           2012   1.987
                                                                                           2011   2.003
                                                                                           2010   1.800
                                                                                           2009   1.477
                                                                                           2008   1.991
                                                                                           2007   1.810
                                                                                           2006   1.694
                                                                                           2005   1.636
                                                                                           2004   1.552
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.045



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.278       997,587
                                                                                           1.120     1,014,699
                                                                                           1.204     1,134,861
                                                                                           1.041     1,279,307
                                                                                           0.811     1,554,778
                                                                                           1.289     1,950,355
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2.013        52,484
                                                                                           1.612        61,448
                                                                                           1.422        57,718
                                                                                           1.329        87,789
                                                                                           1.193       111,247
                                                                                           0.979        35,053
                                                                                           1.518        59,302
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2.589       702,521
                                                                                           1.893       737,333
                                                                                           1.586       760,582
                                                                                           1.609       832,798
                                                                                           1.477       933,239
                                                                                           1.045     1,050,989
                                                                                           1.680     1,277,043
                                                                                           1.609     1,369,820
                                                                                           1.550     1,537,096
                                                                                           1.485     1,743,036
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2.756       401,938
                                                                                           2.099       403,735
                                                                                           1.816       424,412
                                                                                           1.744       418,389
                                                                                           1.606       399,546
                                                                                           1.300       403,502
                                                                                           2.036       473,560
                                                                                           1.976       483,508
                                                                                           1.684       472,194
                                                                                           1.593       565,592
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
                                                                                           1.352        89,982
                                                                                           1.238        38,816
                                                                                           1.107        35,017
                                                                                           1.064        42,130
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
                                                                                           1.497     1,272,608
                                                                                           1.419     1,325,448
                                                                                           1.137     1,606,882
                                                                                           1.026     1,767,015
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2.569       261,427
                                                                                           2.182       310,965
                                                                                           1.987       357,833
                                                                                           2.003       401,515
                                                                                           1.800       470,872
                                                                                           1.477       486,894
                                                                                           1.991       552,507
                                                                                           1.810       595,003
                                                                                           1.694       755,351
                                                                                           1.636       907,516
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.035            --

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2010   0.965       1.045        43,466
                                                                       2009   0.828       0.965        59,069
                                                                       2008   1.059       0.828            --
                                                                       2007   1.054       1.059            --
                                                                       2006   1.020       1.054            --
                                                                       2005   1.005       1.020            --
                                                                       2004   1.001       1.005            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)......... 2013   2.337       2.532       100,217
                                                                       2012   1.999       2.337       106,077
                                                                       2011   1.968       1.999       110,910
                                                                       2010   1.701       1.968       126,578
                                                                       2009   1.072       1.701       296,572
                                                                       2008   1.543       1.072       178,560
                                                                       2007   1.551       1.543       183,374
                                                                       2006   1.409       1.551       202,593
                                                                       2005   1.384       1.409       255,339
                                                                       2004   1.263       1.384       289,938
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)........ 2010   1.382       1.378            --
                                                                       2009   1.390       1.382       126,643
                                                                       2008   1.365       1.390        84,653
                                                                       2007   1.312       1.365        56,007
                                                                       2006   1.264       1.312        67,656
                                                                       2005   1.239       1.264       480,686
                                                                       2004   1.238       1.239       467,624
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).......................... 2007   2.194       2.308            --
                                                                       2006   1.872       2.194       774,965
                                                                       2005   1.814       1.872       876,893
                                                                       2004   1.688       1.814       994,556
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).......................... 2007   1.874       1.975            --
                                                                       2006   1.597       1.874         4,956
                                                                       2005   1.512       1.597       279,796
                                                                       2004   1.378       1.512       307,347
Managed Assets Trust
 Managed Assets Trust (10/96)......................................... 2006   1.932       1.999            --
                                                                       2005   1.876       1.932     2,925,625
                                                                       2004   1.728       1.876     3,344,096
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).......... 2008   2.561       2.475            --
                                                                       2007   2.434       2.561       398,951
                                                                       2006   2.542       2.434       409,884
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.............. 2013   2.292       2.498       275,613
                                                                       2012   1.976       2.292       272,317
                                                                       2011   1.941       1.976       276,989
                                                                       2010   1.683       1.941       419,238
                                                                       2009   1.152       1.683       438,838
                                                                       2008   1.530       1.152       494,734
                                                                       2007   1.563       1.530       582,243
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............ 2007   1.423       1.496            --
                                                                       2006   1.336       1.423       478,768
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............ 2013   1.382       1.839       241,202
                                                                       2012   1.227       1.382       276,003
                                                                       2011   1.234       1.227       335,282
                                                                       2010   1.105       1.234       388,161
                                                                       2009   0.935       1.105       436,974
                                                                       2008   1.503       0.935       412,186
                                                                       2007   1.483       1.503       460,523
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).......... 2013   1.094       1.126       580,250
                                                                       2012   0.874       1.094       559,717
                                                                       2011   0.930       0.874       572,860
                                                                       2010   0.806       0.930       622,625
                                                                       2009   0.601       0.806       633,592
                                                                       2008   1.037       0.601       570,444
                                                                       2007   1.227       1.037       743,345
                                                                       2006   1.003       1.227       836,142

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
                                                                                           2007   2.338
                                                                                           2006   2.268
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.126
                                                                                           2012   1.024
                                                                                           2011   1.031
                                                                                           2010   0.945
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2013   2.162
                                                                                           2012   1.683
                                                                                           2011   1.972
                                                                                           2010   1.704
                                                                                           2009   1.105
                                                                                           2008   1.771
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2013   1.435
                                                                                           2012   1.261
                                                                                           2011   1.320
                                                                                           2010   1.060
                                                                                           2009   0.845
                                                                                           2008   1.277
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2013   1.541
                                                                                           2012   1.311
                                                                                           2011   1.333
                                                                                           2010   1.063
                                                                                           2009   0.798
                                                                                           2008   1.224
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 2013   1.256
                                                                                           2012   1.095
                                                                                           2011   1.228
                                                                                           2010   1.036
                                                                                           2009   0.809
                                                                                           2008   1.085
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.662
                                                                                           2008   2.241
                                                                                           2007   2.124
                                                                                           2006   1.999
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.689
                                                                                           2010   0.647
                                                                                           2009   0.473
                                                                                           2008   0.902
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 2013   3.719



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
                                                                                           3.026       751,713
                                                                                           2.338       745,244
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.268        28,361
                                                                                           1.126        12,877
                                                                                           1.024         7,940
                                                                                           1.031        12,461
                                                                                           0.945        17,485
                                                                                           0.772        16,998
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.805            --
                                                                                           2.162            --
                                                                                           1.683            --
                                                                                           1.972            --
                                                                                           1.704            --
                                                                                           1.105            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 1.855       146,908
                                                                                           1.435       149,033
                                                                                           1.261       264,062
                                                                                           1.320       191,893
                                                                                           1.060       181,879
                                                                                           0.845       127,758
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2.149         6,791
                                                                                           1.541         2,378
                                                                                           1.311           978
                                                                                           1.333           167
                                                                                           1.063            --
                                                                                           0.798            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 1.661        19,560
                                                                                           1.256        13,741
                                                                                           1.095         6,118
                                                                                           1.228         2,457
                                                                                           1.036            --
                                                                                           0.809            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.648            --
                                                                                           1.662     1,402,647
                                                                                           2.241     1,802,979
                                                                                           2.124     1,988,804
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.734            --
                                                                                           0.689           636
                                                                                           0.647           849
                                                                                           0.473            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 4.329            --

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   3.197       3.719            --
                                                                                2011   3.264       3.197            --
                                                                                2010   2.688       3.264            --
                                                                                2009   1.922       2.688            --
                                                                                2008   3.181       1.922            --
                                                                                2007   2.632       3.181            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   2.522       2.706         3,394
                                                                                2012   2.246       2.522         6,794
                                                                                2011   2.160       2.246         6,125
                                                                                2010   1.924       2.160        25,786
                                                                                2009   1.414       1.924        22,337
                                                                                2008   1.747       1.414        22,931
                                                                                2007   1.648       1.747         6,247
                                                                                2006   1.564       1.648         5,820
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.641       0.611            --
                                                                                2008   1.127       0.641       796,158
                                                                                2007   1.015       1.127       892,684
                                                                                2006   1.022       1.015     1,009,228
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   1.077       1.384     4,122,273
                                                                                2012   0.930       1.077     4,174,272
                                                                                2011   1.081       0.930     4,009,043
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   3.512       3.317       135,404
                                                                                2012   2.973       3.512       121,243
                                                                                2011   3.673       2.973       118,155
                                                                                2010   2.986       3.673       163,240
                                                                                2009   1.779       2.986       155,305
                                                                                2008   4.020       1.779       138,295
                                                                                2007   3.173       4.020       197,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.405       1.662       688,149
                                                                                2012   1.214       1.405       835,491
                                                                                2011   1.370       1.214       919,063
                                                                                2010   1.240       1.370       414,854
                                                                                2009   0.950       1.240       567,735
                                                                                2008   1.662       0.950       518,681
                                                                                2007   1.574       1.662       428,893
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   2.575       2.798            --
                                                                                2012   2.459       2.575       222,135
                                                                                2011   2.612       2.459       226,771
                                                                                2010   2.137       2.612       317,112
                                                                                2009   1.570       2.137       314,630
                                                                                2008   2.470       1.570       335,949
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 2013   1.073       1.479         7,753
                                                                                2012   0.990       1.073         6,325
                                                                                2011   1.072       0.990         4,881
                                                                                2010   0.818       1.072        11,229
                                                                                2009   0.524       0.818        13,396
                                                                                2008   0.940       0.524        13,775
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............. 2012   0.898       1.011            --
                                                                                2011   0.914       0.898        40,844
                                                                                2010   0.840       0.914        19,688
                                                                                2009   0.588       0.840         3,374
                                                                                2008   1.044       0.588         1,559
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................. 2013   1.165       1.472            --
                                                                                2012   0.966       1.165            --
                                                                                2011   1.061       0.966            --
                                                                                2010   0.920       1.061            --
                                                                                2009   0.661       0.920            --
                                                                                2008   1.118       0.661            --
                                                                                2007   1.058       1.118            --
                                                                                2006   0.996       1.058            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)............... 2013   1.526       1.378        88,452
                                                                                2012   1.407       1.526        48,917
                                                                                2011   1.273       1.407        38,489
                                                                                2010   1.188       1.273        27,151
                                                                                2009   1.012       1.188           146
                                                                                2008   1.127       1.012            --

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2013   2.017       1.963        623,867
                                                                            2012   1.861       2.017        746,860
                                                                            2011   1.819       1.861        692,215
                                                                            2010   1.695       1.819        986,894
                                                                            2009   1.513       1.695      1,014,204
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2013   1.628       2.150        216,269
                                                                            2012   1.484       1.628        224,371
                                                                            2011   1.568       1.484        268,870
                                                                            2010   1.360       1.568        315,749
                                                                            2009   1.106       1.360        305,700
                                                                            2008   1.660       1.106        285,979
                                                                            2007   1.594       1.660        314,468
                                                                            2006   1.475       1.594        314,010
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013   2.598       2.617        144,065
                                                                            2012   2.346       2.598        204,538
                                                                            2011   2.282       2.346        205,706
                                                                            2010   2.051       2.282        289,517
                                                                            2009   1.553       2.051        343,687
                                                                            2008   1.754       1.553        306,265
                                                                            2007   1.658       1.754        518,301
                                                                            2006   1.592       1.658        501,145
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2013   6.015       7.983             --
                                                                            2012   5.140       6.015             --
                                                                            2011   5.397       5.140             --
                                                                            2010   4.650       5.397             --
                                                                            2009   3.959       4.650             --
                                                                            2008   5.928       3.959             --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 2013   1.418       1.864        230,924
                                                                            2012   1.212       1.418        308,692
                                                                            2011   1.342       1.212        335,134
                                                                            2010   1.128       1.342        373,183
                                                                            2009   0.900       1.128        381,485
                                                                            2008   1.292       0.900        394,187
                                                                            2007   1.408       1.292        372,815
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.727       1.789             --
                                                                            2006   1.668       1.727     19,361,845
                                                                            2005   1.648       1.668     21,982,579
                                                                            2004   1.587       1.648     22,087,466
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.960       2.112             --
                                                                            2006   1.562       1.960     12,173,343
                                                                            2005   1.373       1.562     17,425,745
                                                                            2004   1.205       1.373     18,423,024
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.419       1.488             --
                                                                            2006   1.271       1.419     23,515,817
                                                                            2005   1.201       1.271     30,646,741
                                                                            2004   1.100       1.201     31,136,353
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.868       1.874             --
                                                                            2006   1.657       1.868      8,612,652
                                                                            2005   1.557       1.657     11,665,174
                                                                            2004   1.366       1.557     12,192,341
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.301       2.230      1,876,784
                                                                            2012   2.232       2.301      2,237,594
                                                                            2011   2.093       2.232      2,438,991
                                                                            2010   1.990       2.093      2,724,405
                                                                            2009   1.907       1.990      3,101,195
                                                                            2008   1.814       1.907      4,013,665
                                                                            2007   1.788       1.814      5,181,687
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.974       1.943        148,288
                                                                            2012   1.850       1.974        149,519
                                                                            2011   1.750       1.850        144,927
                                                                            2010   1.628       1.750        247,765
                                                                            2009   1.499       1.628        255,792
                                                                            2008   1.565       1.499        265,936
                                                                            2007   1.484       1.565        308,286
                                                                            2006   1.421       1.484        368,636

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2013   1.312       1.747     4,183,212
                                                                        2012   1.156       1.312     4,803,119
                                                                        2011   1.280       1.156     5,248,481
                                                                        2010   1.077       1.280     5,918,628
                                                                        2009   0.851       1.077     6,188,616
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.176       2.268            --
                                                                        2008   3.349       2.176            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)................. 2013   2.002       2.395       781,560
                                                                        2012   1.796       2.002       863,177
                                                                        2011   1.744       1.796       970,067
                                                                        2010   1.604       1.744     1,111,066
                                                                        2009   1.378       1.604     1,294,596
                                                                        2008   1.847       1.378            --
                                                                        2007   1.823       1.847            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2013   1.331       1.740        50,695
                                                                        2012   1.177       1.331        86,216
                                                                        2011   1.163       1.177       106,431
                                                                        2010   1.076       1.163        97,332
                                                                        2009   0.977       1.076        94,288
                                                                        2008   1.426       0.977        16,423
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2013   1.349       1.338            --
                                                                        2012   1.360       1.349            --
                                                                        2011   1.371       1.360            --
                                                                        2010   1.378       1.371            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.651       0.646            --
                                                                        2008   1.098       0.651        65,305
                                                                        2007   1.154       1.098        65,459
 MSF Davis Venture Value Subaccount (Class A) (4/08)................... 2013   1.277       1.694     2,573,273
                                                                        2012   1.141       1.277     2,888,276
                                                                        2011   1.198       1.141     3,131,196
                                                                        2010   1.078       1.198     3,497,472
                                                                        2009   0.824       1.078     3,633,309
                                                                        2008   1.327       0.824     3,950,051
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.791       0.828            --
                                                                        2008   1.446       0.791     6,253,994
                                                                        2007   1.402       1.446     7,813,729
                                                                        2006   1.376       1.402     9,112,771
 MSF FI Value Leaders Subaccount (Class D) (4/08)...................... 2013   1.540       1.700            --
                                                                        2012   1.343       1.540     1,164,652
                                                                        2011   1.444       1.343     1,193,551
                                                                        2010   1.272       1.444     1,344,022
                                                                        2009   1.053       1.272     1,524,567
                                                                        2008   1.612       1.053     1,716,197
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2013   1.550       2.040       416,381
                                                                        2012   1.410       1.550       485,720
                                                                        2011   1.467       1.410       514,795
                                                                        2010   1.284       1.467       570,859
                                                                        2009   0.867       1.284       595,283
                                                                        2008   1.611       0.867       672,349
                                                                        2007   1.349       1.611     1,352,154
                                                                        2006   1.374       1.349     1,510,882
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2013   0.976       1.326       258,442
                                                                        2012   1.010       0.976        93,273
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.890       1.020            --
                                                                        2011   0.895       0.890        60,536
                                                                        2010   0.811       0.895       127,942
                                                                        2009   0.586       0.811       131,679
                                                                        2008   0.879       0.586       120,787
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   0.998       1.085            --
                                                                        2010   0.870       0.998     4,286,903
                                                                        2009   0.667       0.870     4,106,955
                                                                        2008   1.129       0.667     3,721,661
                                                                        2007   1.102       1.129     3,796,333
                                                                        2006   1.000       1.102        81,479

                                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013   1.359       1.406        190,581
                                                                                    2012   1.255       1.359        182,322
                                                                                    2011   1.225       1.255        134,156
                                                                                    2010   1.122       1.225        170,454
                                                                                    2009   0.939       1.122        219,536
                                                                                    2008   1.105       0.939        168,100
                                                                                    2007   1.055       1.105        125,379
                                                                                    2006   1.000       1.055          2,110
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013   1.306       1.437      1,860,925
                                                                                    2012   1.181       1.306      2,295,330
                                                                                    2011   1.178       1.181      2,276,532
                                                                                    2010   1.065       1.178      2,646,337
                                                                                    2009   0.868       1.065      3,407,282
                                                                                    2008   1.116       0.868      2,960,835
                                                                                    2007   1.073       1.116      3,635,110
                                                                                    2006   1.000       1.073          5,857
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013   1.238       1.449     12,788,678
                                                                                    2012   1.102       1.238     13,723,391
                                                                                    2011   1.126       1.102     14,564,765
                                                                                    2010   1.003       1.126     14,648,560
                                                                                    2009   0.799       1.003     17,633,812
                                                                                    2008   1.129       0.799     21,968,516
                                                                                    2007   1.090       1.129     27,232,965
                                                                                    2006   1.000       1.090        141,308
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013   1.170       1.443     13,714,799
                                                                                    2012   1.022       1.170     15,362,093
                                                                                    2011   1.071       1.022     16,177,775
                                                                                    2010   0.941       1.071     16,565,115
                                                                                    2009   0.735       0.941     18,592,958
                                                                                    2008   1.141       0.735     20,641,601
                                                                                    2007   1.108       1.141     26,253,065
                                                                                    2006   1.000       1.108        192,890
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013   2.344       3.070      4,187,993
                                                                                    2012   2.041       2.344      4,459,599
                                                                                    2011   2.020       2.041      4,734,786
                                                                                    2010   1.773       2.020      5,232,895
                                                                                    2009   1.415       1.773      5,530,262
                                                                                    2008   2.268       1.415      4,190,003
                                                                                    2007   2.275       2.268      4,881,693
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   2.536       2.988      1,022,735
                                                                                    2012   2.296       2.536        976,550
                                                                                    2011   2.265       2.296      1,125,594
                                                                                    2010   2.078       2.265      1,293,733
                                                                                    2009   1.770       2.078      1,390,275
                                                                                    2008   2.296       1.770      1,515,607
                                                                                    2007   2.222       2.296      2,252,877
                                                                                    2006   2.067       2.222      2,463,044
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.570       2.114      1,171,301
                                                                                    2012   1.357       1.570        205,950
                                                                                    2011   1.356       1.357        307,425
                                                                                    2010   1.227       1.356        294,778
                                                                                    2009   1.024       1.227        287,985
                                                                                    2008   1.529       1.024        172,127
                                                                                    2007   1.432       1.529         90,463
                                                                                    2006   1.289       1.432         80,270
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *....................... 2013   1.671       2.020      2,543,216
                                                                                    2012   1.423       1.671      2,726,584
                                                                                    2011   1.640       1.423      2,946,444
                                                                                    2010   1.528       1.640      3,333,900
                                                                                    2009   1.197       1.528      3,488,293
                                                                                    2008   2.083       1.197      4,020,055
                                                                                    2007   2.132       2.083      4,706,695
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   2.818       3.538        212,435
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *.................... 2013   2.122       2.917      2,162,980

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.839       2.122     2,286,375
                                                                                   2011   1.933       1.839     2,443,919
                                                                                   2010   1.535       1.933     2,789,196
                                                                                   2009   1.228       1.535     2,843,543
                                                                                   2008   1.861       1.228     3,165,967
                                                                                   2007   1.915       1.861     3,821,465
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.750       2.409       139,936
                                                                                   2012   1.486       1.750        87,398
                                                                                   2011   1.518       1.486        89,051
                                                                                   2010   1.311       1.518        66,274
                                                                                   2009   0.924       1.311        20,101
                                                                                   2008   1.506       0.924            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.254       3.223       939,111
                                                                                   2012   1.960       2.254     1,000,932
                                                                                   2011   1.947       1.960     1,110,510
                                                                                   2010   1.458       1.947     1,254,346
                                                                                   2009   1.060       1.458     1,323,051
                                                                                   2008   1.604       1.060     1,364,872
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.244       2.336            --
                                                                                   2006   2.101       2.244       399,954
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.153       2.123       207,469
                                                                                   2012   2.096       2.153       254,957
                                                                                   2011   2.000       2.096       268,509
                                                                                   2010   1.902       2.000       342,855
                                                                                   2009   1.835       1.902       431,768
                                                                                   2008   1.854       1.835       517,198
                                                                                   2007   1.788       1.854       593,060
                                                                                   2006   1.718       1.788       646,867
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.456       1.509            --
                                                                                   2008   1.401       1.456       950,329
                                                                                   2007   1.298       1.401       495,830
                                                                                   2006   1.260       1.298       404,944
                                                                                   2005   1.240       1.260       365,327
                                                                                   2004   1.192       1.240       584,319
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.013       0.942            --
                                                                                   2007   0.926       1.013         6,680
                                                                                   2006   0.840       0.926         6,087
                                                                                   2005   0.790       0.840         5,412
                                                                                   2004   0.740       0.790        23,413
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.457       1.582            --
                                                                                   2006   1.150       1.457       342,400
                                                                                   2005   1.033       1.150       281,626
                                                                                   2004   0.897       1.033       327,039
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.035       2.179            --
                                                                                   2006   1.749       2.035       264,247
                                                                                   2005   1.647       1.749       246,017
                                                                                   2004   1.315       1.647       264,688
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.958       1.022            --
                                                                                   2005   0.888       0.958     1,052,801
                                                                                   2004   0.840       0.888     1,177,150
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.464       1.564            --
                                                                                   2005   1.470       1.464            --
                                                                                   2004   1.394       1.470            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   2.322       2.542            --
                                                                                   2005   2.082       2.322       560,555
                                                                                   2004   1.802       2.082       608,550
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 2006   1.255       1.336            --
                                                                                   2005   1.129       1.255       569,742
                                                                                   2004   0.982       1.129       569,173
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)......................... 2006   1.295       1.374            --

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
                                                                 2005   1.267       1.295     1,588,079
                                                                 2004   1.119       1.267     1,727,825
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)......... 2006   1.997       2.067            --
                                                                 2005   1.956       1.997     2,700,323
                                                                 2004   1.769       1.956     3,094,227
 Travelers MFS(Reg. TM) Value Subaccount (5/04)................. 2006   1.190       1.289            --
                                                                 2005   1.127       1.190        19,967
                                                                 2004   1.000       1.127            --
 Travelers Pioneer Fund Subaccount (10/96)...................... 2006   1.386       1.475            --
                                                                 2005   1.318       1.386       381,987
                                                                 2004   1.196       1.318       468,411
 Travelers Pioneer Strategic Income Subaccount (10/96).......... 2006   1.572       1.592            --
                                                                 2005   1.529       1.572       477,240
                                                                 2004   1.389       1.529       463,747
 Travelers Quality Bond Subaccount (9/97)....................... 2006   1.431       1.421            --
                                                                 2005   1.419       1.431       579,779
                                                                 2004   1.385       1.419       583,093
 Travelers Strategic Equity Subaccount (10/96).................. 2006   1.532       1.602            --
                                                                 2005   1.513       1.532     7,477,355
                                                                 2004   1.384       1.513     8,657,479
 Travelers U.S. Government Securities Subaccount (10/96)........ 2006   1.778       1.718            --
                                                                 2005   1.718       1.778     1,071,895
                                                                 2004   1.632       1.718     1,163,642
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......... 2009   0.584       0.600            --
                                                                 2008   1.034       0.584         7,274
                                                                 2007   0.927       1.034         8,850
                                                                 2006   0.875       0.927         6,819
                                                                 2005   0.818       0.875         5,155
                                                                 2004   0.794       0.818         5,962



                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.139       2.257            --
                                                                       2006   1.869       2.139     1,499,652
                                                                       2005   1.803       1.869     1,602,497
                                                                       2004   1.645       1.803     1,854,057
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.085       1.164            --
                                                                       2006   1.000       1.085         3,864
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.833       0.877            --
                                                                       2005   0.796       0.833         2,485
                                                                       2004   0.760       0.796           926
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.908       0.868            --
                                                                       2007   0.786       0.908        10,244
                                                                       2006   0.773       0.786        11,676
                                                                       2005   0.725       0.773         6,141
                                                                       2004   0.686       0.725         1,289
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)............. 2013   1.772       2.267            --
                                                                       2012   1.459       1.772         3,206
                                                                       2011   1.617       1.459         2,570
                                                                       2010   1.461       1.617         1,062
                                                                       2009   1.036       1.461           431
                                                                       2008   1.634       1.036            --
 American Funds Growth Subaccount (Class 2) (4/08).................... 2013   1.520       1.959        18,384

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2012   1.302       1.520        25,062
                                                                                       2011   1.373       1.302        23,114
                                                                                       2010   1.168       1.373        16,763
                                                                                       2009   0.846       1.168         3,556
                                                                                       2008   1.458       0.846            --
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................. 2013   1.345       1.779         4,592
                                                                                       2012   1.156       1.345         8,158
                                                                                       2011   1.189       1.156         7,197
                                                                                       2010   1.077       1.189        16,430
                                                                                       2009   0.829       1.077         7,960
                                                                                       2008   1.290       0.829            --
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 2006   2.255       2.236            --
                                                                                       2005   1.926       2.255     1,675,738
                                                                                       2004   1.627       1.926     1,842,364
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98).............................. 2007   3.003       3.152            --
                                                                                       2006   2.288       3.003        16,687
                                                                                       2005   1.805       2.288         8,816
                                                                                       2004   1.459       1.805         7,024
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.541       3.338            --
                                                                                       2005   2.393       2.541        45,079
                                                                                       2004   1.839       2.393        48,685
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.369       1.313            --
                                                                                       2007   1.290       1.369        33,279
                                                                                       2006   1.118       1.290        33,414
                                                                                       2005   1.081       1.118        31,254
                                                                                       2004   1.039       1.081        34,428
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.668       1.578            --
                                                                                       2007   1.893       1.668       124,642
                                                                                       2006   1.842       1.893       131,283
                                                                                       2005   1.757       1.842       133,477
                                                                                       2004   1.594       1.757       149,484
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 2007   1.717       1.802            --
                                                                                       2006   1.615       1.717       298,910
                                                                                       2005   1.567       1.615       359,301
                                                                                       2004   1.500       1.567       431,583
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................. 2013   1.783       2.313            --
                                                                                       2012   1.550       1.783        91,427
                                                                                       2011   1.609       1.550       120,586
                                                                                       2010   1.390       1.609        95,281
                                                                                       2009   1.036       1.390        76,652
                                                                                       2008   1.824       1.036        80,309
                                                                                       2007   1.570       1.824        36,241
                                                                                       2006   1.422       1.570        24,353
                                                                                       2005   1.231       1.422        14,933
                                                                                       2004   1.079       1.231         6,459
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2013   1.459       1.999            --
                                                                                       2012   1.205       1.459        16,938
                                                                                       2011   1.251       1.205        16,496
                                                                                       2010   1.071       1.251        16,024
                                                                                       2009   0.796       1.071        16,089
                                                                                       2008   1.370       0.796        16,338
                                                                                       2007   1.296       1.370        16,293
                                                                                       2006   1.150       1.296        15,017
                                                                                       2005   0.962       1.150        13,030
                                                                                       2004   0.959       0.962         6,053
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 2013   2.230       2.831       334,037

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.919       2.230       506,988
                                                                                   2011   1.919       1.919       575,234
                                                                                   2010   1.682       1.919       616,171
                                                                                   2009   1.304       1.682       626,065
                                                                                   2008   2.296       1.304       668,770
                                                                                   2007   2.284       2.296       766,524
                                                                                   2006   1.918       2.284       944,281
                                                                                   2005   1.829       1.918     1,051,426
                                                                                   2004   1.656       1.829     1,124,786
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)........................... 2008   2.139       1.967            --
                                                                                   2007   1.701       2.139     1,790,641
                                                                                   2006   1.607       1.701     2,003,598
                                                                                   2005   1.533       1.607     2,226,912
                                                                                   2004   1.497       1.533     2,500,425
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)...................... 2013   1.794       1.883        83,526
                                                                                   2012   1.585       1.794       134,133
                                                                                   2011   1.539       1.585       152,855
                                                                                   2010   1.365       1.539       239,421
                                                                                   2009   0.957       1.365       249,420
                                                                                   2008   1.288       0.957       244,651
                                                                                   2007   1.265       1.288       232,893
                                                                                   2006   1.148       1.265       257,722
                                                                                   2005   1.128       1.148       302,677
                                                                                   2004   1.039       1.128       317,740
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2013   2.442       3.287            --
                                                                                   2012   2.152       2.442        25,039
                                                                                   2011   2.437       2.152        29,826
                                                                                   2010   1.914       2.437        25,414
                                                                                   2009   1.383       1.914        22,438
                                                                                   2008   2.311       1.383        17,488
                                                                                   2007   2.023       2.311        15,845
                                                                                   2006   1.817       2.023        11,575
                                                                                   2005   1.554       1.817         5,077
                                                                                   2004   1.259       1.554         2,603
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.194       2.153            --
                                                                                   2012   1.958       2.194            --
                                                                                   2011   2.349       1.958            --
                                                                                   2010   2.016       2.349            --
                                                                                   2009   1.180       2.016            --
                                                                                   2008   2.518       1.180            --
                                                                                   2007   1.974       2.518            --
                                                                                   2006   1.556       1.974            --
                                                                                   2005   1.232       1.556            --
                                                                                   2004   1.000       1.232            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.548       1.885            --
                                                                                   2012   1.322       1.548            --
                                                                                   2011   1.493       1.322            --
                                                                                   2010   1.390       1.493            --
                                                                                   2009   1.024       1.390            --
                                                                                   2008   1.734       1.024            --
                                                                                   2007   1.517       1.734            --
                                                                                   2006   1.261       1.517            --
                                                                                   2005   1.155       1.261            --
                                                                                   2004   1.000       1.155            --
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2007   2.459       2.608            --
                                                                                   2006   2.045       2.459       236,400
                                                                                   2005   1.988       2.045       316,824
                                                                                   2004   1.731       1.988       315,353
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.117       2.479            --
                                                                                   2005   1.960       2.117     1,150,272
                                                                                   2004   1.702       1.960     1,298,956
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2006   2.021       2.071            --
                                                                                   2005   2.014       2.021        55,199
                                                                                   2004   1.870       2.014        52,879
Janus Aspen Series

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)........................ 2006   1.145       1.186            --
                                                                                 2005   1.074       1.145         5,884
                                                                                 2004   1.001       1.074         4,128
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)...................... 2013   1.468       1.920            --
                                                                                 2012   1.267       1.468        17,502
                                                                                 2011   1.300       1.267        16,598
                                                                                 2010   1.046       1.300        23,713
                                                                                 2009   0.731       1.046        22,182
                                                                                 2008   1.315       0.731        34,648
                                                                                 2007   1.090       1.315        19,807
                                                                                 2006   0.971       1.090         8,110
                                                                                 2005   0.875       0.971         5,559
                                                                                 2004   0.733       0.875         3,577
 Janus Aspen Global Research Subaccount (Service Shares) (5/01)................. 2013   0.892       1.132            --
                                                                                 2012   0.752       0.892         9,907
                                                                                 2011   0.882       0.752         7,620
                                                                                 2010   0.771       0.882         6,101
                                                                                 2009   0.566       0.771         4,960
                                                                                 2008   1.036       0.566        10,687
                                                                                 2007   0.956       1.036        12,444
                                                                                 2006   0.819       0.956         9,583
                                                                                 2005   0.783       0.819         2,195
                                                                                 2004   0.756       0.783         1,399
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)...... 2013   1.279       1.872            --
                                                                                 2012   1.087       1.279            --
                                                                                 2011   1.071       1.087            --
                                                                                 2010   0.865       1.071            --
                                                                                 2009   0.649       0.865            --
                                                                                 2008   1.100       0.649            --
                                                                                 2007   1.094       1.100            --
                                                                                 2006   1.015       1.094            --
                                                                                 2005   0.918       1.015            --
                                                                                 2004   0.843       0.918            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 2013   1.256       1.644            --
                                                                                 2012   1.103       1.256        18,649
                                                                                 2011   1.187       1.103        18,284
                                                                                 2010   1.027       1.187        22,035
                                                                                 2009   0.802       1.027        21,203
                                                                                 2008   1.276       0.802        18,050
                                                                                 2007   1.327       1.276        14,139
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)....... 2013   1.853       2.530        29,734
                                                                                 2012   1.554       1.853        50,176
                                                                                 2011   1.579       1.554        57,718
                                                                                 2010   1.452       1.579        57,102
                                                                                 2009   1.029       1.452        54,960
                                                                                 2008   1.657       1.029        64,423
                                                                                 2007   1.589       1.657        80,817
                                                                                 2006   1.533       1.589        84,000
                                                                                 2005   1.471       1.533       102,460
                                                                                 2004   1.480       1.471       117,362
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2013   2.054       2.694       184,983
                                                                                 2012   1.780       2.054       223,098
                                                                                 2011   1.712       1.780       231,084
                                                                                 2010   1.579       1.712       231,684
                                                                                 2009   1.281       1.579       254,999
                                                                                 2008   2.008       1.281       265,191
                                                                                 2007   1.951       2.008       367,062
                                                                                 2006   1.666       1.951        41,378
                                                                                 2005   1.579       1.666        40,618
                                                                                 2004   1.444       1.579        39,848
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2013   1.637       2.385            --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.384
                                                                                           2011   1.378
                                                                                           2010   1.111
                                                                                           2009   0.786
                                                                                           2008   1.338
                                                                                           2007   1.228
                                                                                           2006   1.099
                                                                                           2005   1.058
                                                                                           2004   0.928
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.080
                                                                                           2010   1.051
                                                                                           2009   0.825
                                                                                           2008   1.472
                                                                                           2007   1.398
                                                                                           2006   1.121
                                                                                           2005   1.013
                                                                                           2004   0.868
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2013   2.129
                                                                                           2012   1.942
                                                                                           2011   1.961
                                                                                           2010   1.765
                                                                                           2009   1.451
                                                                                           2008   1.958
                                                                                           2007   1.782
                                                                                           2006   1.671
                                                                                           2005   1.616
                                                                                           2004   1.535
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.034
                                                                                           2010   0.956
                                                                                           2009   0.822
                                                                                           2008   1.053
                                                                                           2007   1.048
                                                                                           2006   1.017
                                                                                           2005   1.003
                                                                                           2004   1.001
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2013   2.281
                                                                                           2012   1.954
                                                                                           2011   1.926
                                                                                           2010   1.668
                                                                                           2009   1.053
                                                                                           2008   1.518
                                                                                           2007   1.527
                                                                                           2006   1.390
                                                                                           2005   1.367
                                                                                           2004   1.250
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 2010   1.355
                                                                                           2009   1.365
                                                                                           2008   1.343
                                                                                           2007   1.292
                                                                                           2006   1.247
                                                                                           2005   1.224
                                                                                           2004   1.225
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2007   2.167
                                                                                           2006   1.852
                                                                                           2005   1.797
                                                                                           2004   1.675
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 2007   1.845
                                                                                           2006   1.575
                                                                                           2005   1.493
                                                                                           2004   1.363
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 2006   1.906
                                                                                           2005   1.853
                                                                                           2004   1.709



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.637         8,509
                                                                                           1.384        31,182
                                                                                           1.378        29,813
                                                                                           1.111        28,230
                                                                                           0.786        26,222
                                                                                           1.338        27,702
                                                                                           1.228        23,071
                                                                                           1.099        20,169
                                                                                           1.058        14,966
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.165            --
                                                                                           1.080       161,961
                                                                                           1.051       176,936
                                                                                           0.825       192,022
                                                                                           1.472       207,129
                                                                                           1.398       210,341
                                                                                           1.121       232,768
                                                                                           1.013       251,365
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2.504        75,920
                                                                                           2.129       112,311
                                                                                           1.942       123,968
                                                                                           1.961       147,201
                                                                                           1.765       173,171
                                                                                           1.451       194,873
                                                                                           1.958       192,991
                                                                                           1.782       210,015
                                                                                           1.671       224,933
                                                                                           1.616       274,250
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.024            --
                                                                                           1.034            --
                                                                                           0.956            --
                                                                                           0.822            --
                                                                                           1.053            --
                                                                                           1.048            --
                                                                                           1.017            --
                                                                                           1.003            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.468         8,541
                                                                                           2.281         9,355
                                                                                           1.954        11,072
                                                                                           1.926        10,764
                                                                                           1.668        10,482
                                                                                           1.053        12,408
                                                                                           1.518        22,736
                                                                                           1.527        22,148
                                                                                           1.390        22,272
                                                                                           1.367        21,624
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 1.351            --
                                                                                           1.355       554,897
                                                                                           1.365       481,476
                                                                                           1.343       223,759
                                                                                           1.292       226,644
                                                                                           1.247       279,111
                                                                                           1.224       284,339
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2.278            --
                                                                                           2.167        20,325
                                                                                           1.852        15,671
                                                                                           1.797        10,768
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 1.944            --
                                                                                           1.845       382,272
                                                                                           1.575       490,421
                                                                                           1.493       549,067
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 1.970            --
                                                                                           1.906       441,344
                                                                                           1.853       502,868

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.526
                                                                                           2007   2.404
                                                                                           2006   2.514
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2013   2.240
                                                                                           2012   1.934
                                                                                           2011   1.903
                                                                                           2010   1.653
                                                                                           2009   1.132
                                                                                           2008   1.507
                                                                                           2007   1.541
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 2007   1.405
                                                                                           2006   1.321
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 2013   1.352
                                                                                           2012   1.203
                                                                                           2011   1.212
                                                                                           2010   1.087
                                                                                           2009   0.920
                                                                                           2008   1.482
                                                                                           2007   1.464
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2013   1.083
                                                                                           2012   0.866
                                                                                           2011   0.923
                                                                                           2010   0.801
                                                                                           2009   0.599
                                                                                           2008   1.034
                                                                                           2007   1.225
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   2.950
                                                                                           2012   2.424
                                                                                           2011   2.641
                                                                                           2010   2.431
                                                                                           2009   1.714
                                                                                           2008   2.975
                                                                                           2007   2.302
                                                                                           2006   2.236
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.950
                                                                                           2012   0.809
                                                                                           2011   0.790
                                                                                           2010   0.644
                                                                                           2009   0.489
                                                                                           2008   0.774
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.092
                                                                                           2012   0.971
                                                                                           2011   1.002
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.034
                                                                                           2012   0.899
                                                                                           2011   0.953
                                                                                           2010   0.848
                                                                                           2009   0.638
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.118
                                                                                           2012   1.019
                                                                                           2011   1.026
                                                                                           2010   0.943
                                                                                           2009   0.771
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2013   2.126
                                                                                           2012   1.658
                                                                                           2011   1.946
                                                                                           2010   1.684
                                                                                           2009   1.093
                                                                                           2008   1.754



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.439            --
                                                                                           2.526        85,865
                                                                                           2.404       118,565
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2.439        39,281
                                                                                           2.240        64,669
                                                                                           1.934        67,242
                                                                                           1.903        66,223
                                                                                           1.653        60,511
                                                                                           1.132        62,334
                                                                                           1.507       104,607
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 1.477            --
                                                                                           1.405        12,834
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 1.797         2,922
                                                                                           1.352        12,830
                                                                                           1.203        21,167
                                                                                           1.212        21,330
                                                                                           1.087        19,647
                                                                                           0.920        19,793
                                                                                           1.482        15,347
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.114        85,036
                                                                                           1.083       140,433
                                                                                           0.866       151,360
                                                                                           0.923       127,913
                                                                                           0.801       105,905
                                                                                           0.599        81,505
                                                                                           1.034       128,581
                                                                                           1.225       140,127
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.772       666,720
                                                                                           2.950       829,919
                                                                                           2.424       938,090
                                                                                           2.641       981,682
                                                                                           2.431     1,056,285
                                                                                           1.714     1,170,928
                                                                                           2.975     1,267,816
                                                                                           2.302     1,476,734
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.372         3,453
                                                                                           0.950        13,152
                                                                                           0.809        13,250
                                                                                           0.790            --
                                                                                           0.644            --
                                                                                           0.489            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.282            --
                                                                                           1.092         2,194
                                                                                           0.971         1,970
                                                                                           1.002         1,609
                                                                                           0.902         1,353
                                                                                           0.704            --
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.282         4,425
                                                                                           1.034        18,438
                                                                                           0.899        35,660
                                                                                           0.953        29,654
                                                                                           0.848        25,958
                                                                                           0.638        16,820
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.258        10,296
                                                                                           1.118       180,497
                                                                                           1.019        22,838
                                                                                           1.026        13,247
                                                                                           0.943         9,201
                                                                                           0.771            --
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.755        17,258
                                                                                           2.126        18,222
                                                                                           1.658        18,791
                                                                                           1.946        14,371
                                                                                           1.684            --
                                                                                           1.093            --

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)........................ 2013   1.416       1.828        38,795
                                                                                2012   1.247       1.416        38,002
                                                                                2011   1.307       1.247        37,553
                                                                                2010   1.051       1.307        33,884
                                                                                2009   0.839       1.051        21,891
                                                                                2008   1.269       0.839            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)..................... 2013   1.524       2.122         4,153
                                                                                2012   1.299       1.524         3,570
                                                                                2011   1.322       1.299         3,537
                                                                                2010   1.055       1.322         3,537
                                                                                2009   0.794       1.055         1,106
                                                                                2008   1.219       0.794         1,106
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)..................... 2013   1.244       1.641        35,767
                                                                                2012   1.086       1.244        39,054
                                                                                2011   1.219       1.086        55,644
                                                                                2010   1.030       1.219        46,202
                                                                                2009   0.805       1.030        34,135
                                                                                2008   1.082       0.805        15,614
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   1.632       1.617            --
                                                                                2008   2.203       1.632       308,422
                                                                                2007   2.092       2.203       333,644
                                                                                2006   1.970       2.092       399,824
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)...................... 2011   0.683       0.728            --
                                                                                2010   0.643       0.683        14,859
                                                                                2009   0.470       0.643         1,576
                                                                                2008   0.898       0.470            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............... 2013   3.629       4.218        72,366
                                                                                2012   3.125       3.629       148,703
                                                                                2011   3.195       3.125       245,229
                                                                                2010   2.635       3.195       223,531
                                                                                2009   1.887       2.635       227,773
                                                                                2008   3.128       1.887       231,911
                                                                                2007   2.591       3.128       242,865
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   2.472       2.649         2,980
                                                                                2012   2.205       2.472         9,897
                                                                                2011   2.123       2.205        11,981
                                                                                2010   1.894       2.123        11,472
                                                                                2009   1.395       1.894        11,987
                                                                                2008   1.725       1.395        14,949
                                                                                2007   1.630       1.725        19,803
                                                                                2006   1.549       1.630        17,181
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.634       0.604            --
                                                                                2008   1.116       0.634         4,618
                                                                                2007   1.007       1.116         3,681
                                                                                2006   1.015       1.007         2,982
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   1.066       1.367       165,997
                                                                                2012   0.922       1.066       192,328
                                                                                2011   1.073       0.922       191,702
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   3.438       3.242         4,543
                                                                                2012   2.914       3.438        34,464
                                                                                2011   3.607       2.914        43,278
                                                                                2010   2.936       3.607        56,484
                                                                                2009   1.752       2.936        30,634
                                                                                2008   3.965       1.752        41,236
                                                                                2007   3.133       3.965        24,137
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.381       1.631        94,220
                                                                                2012   1.195       1.381       130,922
                                                                                2011   1.351       1.195       128,809
                                                                                2010   1.224       1.351        14,240
                                                                                2009   0.939       1.224        21,186
                                                                                2008   1.645       0.939        15,152
                                                                                2007   1.560       1.645        13,517
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   2.521       2.738            --

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   2.410       2.521        43,370
                                                                          2011   2.565       2.410        46,725
                                                                          2010   2.101       2.565        46,353
                                                                          2009   1.546       2.101        43,297
                                                                          2008   2.435       1.546        39,544
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2013   1.054       1.452            --
                                                                          2012   0.974       1.054         8,068
                                                                          2011   1.056       0.974         4,708
                                                                          2010   0.807       1.056         2,579
                                                                          2009   0.518       0.807         2,473
                                                                          2008   0.930       0.518         1,233
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.883       0.994            --
                                                                          2011   0.900       0.883     2,223,159
                                                                          2010   0.829       0.900     2,320,012
                                                                          2009   0.581       0.829     2,587,112
                                                                          2008   1.032       0.581     2,864,263
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2013   1.153       1.455       936,790
                                                                          2012   0.958       1.153     1,158,227
                                                                          2011   1.054       0.958     1,263,293
                                                                          2010   0.915       1.054     1,330,900
                                                                          2009   0.659       0.915     1,554,458
                                                                          2008   1.115       0.659     1,805,472
                                                                          2007   1.057       1.115     2,005,191
                                                                          2006   0.996       1.057     2,278,990
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2013   1.510       1.361        65,498
                                                                          2012   1.394       1.510       110,666
                                                                          2011   1.263       1.394       121,981
                                                                          2010   1.180       1.263       104,954
                                                                          2009   1.007       1.180        73,726
                                                                          2008   1.122       1.007        33,072
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.983       1.926        65,941
                                                                          2012   1.832       1.983       206,468
                                                                          2011   1.792       1.832       163,487
                                                                          2010   1.673       1.792       150,555
                                                                          2009   1.495       1.673        83,978
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.589       2.095        31,368
                                                                          2012   1.451       1.589        41,956
                                                                          2011   1.535       1.451        43,154
                                                                          2010   1.333       1.535        43,522
                                                                          2009   1.086       1.333        44,124
                                                                          2008   1.633       1.086        51,967
                                                                          2007   1.570       1.633        54,333
                                                                          2006   1.454       1.570        65,267
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   2.535       2.550        12,708
                                                                          2012   2.293       2.535        27,460
                                                                          2011   2.234       2.293        27,681
                                                                          2010   2.010       2.234        28,819
                                                                          2009   1.525       2.010        26,619
                                                                          2008   1.725       1.525        24,688
                                                                          2007   1.633       1.725        36,881
                                                                          2006   1.570       1.633        41,468
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2013   5.811       7.700            --
                                                                          2012   4.973       5.811           723
                                                                          2011   5.230       4.973           455
                                                                          2010   4.512       5.230           179
                                                                          2009   3.847       4.512            --
                                                                          2008   5.767       3.847            --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *......... 2013   1.400       1.837            --
                                                                          2012   1.198       1.400         5,879
                                                                          2011   1.329       1.198         5,040
                                                                          2010   1.119       1.329         4,814
                                                                          2009   0.893       1.119         6,774
                                                                          2008   1.285       0.893         8,732
                                                                          2007   1.401       1.285         5,638
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)........ 2007   1.700       1.760            --

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2006   1.646       1.700     1,358,038
                                                                            2005   1.628       1.646     1,398,395
                                                                            2004   1.570       1.628     2,008,155
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.930       2.077            --
                                                                            2006   1.540       1.930       876,170
                                                                            2005   1.356       1.540       980,677
                                                                            2004   1.192       1.356     1,672,409
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.397       1.463            --
                                                                            2006   1.253       1.397     1,699,421
                                                                            2005   1.186       1.253     1,823,574
                                                                            2004   1.088       1.186     3,040,380
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.840       1.843            --
                                                                            2006   1.634       1.840       982,626
                                                                            2005   1.538       1.634     1,035,695
                                                                            2004   1.351       1.538     1,569,801
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.246       2.173       152,068
                                                                            2012   2.182       2.246       174,755
                                                                            2011   2.049       2.182       198,142
                                                                            2010   1.951       2.049       201,885
                                                                            2009   1.873       1.951       230,865
                                                                            2008   1.784       1.873       276,106
                                                                            2007   1.758       1.784       278,549
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.929       1.896         2,087
                                                                            2012   1.811       1.929        35,627
                                                                            2011   1.715       1.811        31,444
                                                                            2010   1.599       1.715        44,528
                                                                            2009   1.474       1.599        98,080
                                                                            2008   1.541       1.474       132,541
                                                                            2007   1.464       1.541        92,155
                                                                            2006   1.403       1.464       104,344
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.282       1.704       148,163
                                                                            2012   1.131       1.282       268,096
                                                                            2011   1.254       1.131       343,116
                                                                            2010   1.057       1.254       378,795
                                                                            2009   0.836       1.057       395,971
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.130       2.219            --
                                                                            2008   3.282       2.130            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 2013   1.954       2.334       314,901
                                                                            2012   1.756       1.954       375,447
                                                                            2011   1.707       1.756       400,644
                                                                            2010   1.572       1.707       413,597
                                                                            2009   1.353       1.572       569,347
                                                                            2008   1.816       1.353       211,775
                                                                            2007   1.795       1.816       272,024
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2013   1.310       1.709            --
                                                                            2012   1.160       1.310        21,013
                                                                            2011   1.148       1.160        16,864
                                                                            2010   1.064       1.148        12,521
                                                                            2009   0.967       1.064        10,704
                                                                            2008   1.413       0.967         9,568
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................... 2013   1.317       1.304        82,054
                                                                            2012   1.329       1.317       416,830
                                                                            2011   1.342       1.329       355,483
                                                                            2010   1.350       1.342       336,911
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.649       0.643            --
                                                                            2008   1.096       0.649         8,660
                                                                            2007   1.152       1.096         7,232
 MSF Davis Venture Value Subaccount (Class A) (4/08)....................... 2013   1.250       1.655         7,477
                                                                            2012   1.118       1.250        13,866
                                                                            2011   1.176       1.118        11,964
                                                                            2010   1.060       1.176        37,003
                                                                            2009   0.811       1.060        34,179
                                                                            2008   1.308       0.811        31,070

                                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.778       0.814            --
                                                                                    2008   1.423       0.778       385,687
                                                                                    2007   1.382       1.423       420,978
                                                                                    2006   1.358       1.382       451,656
 MSF FI Value Leaders Subaccount (Class D) (4/08).................................. 2013   1.505       1.660            --
                                                                                    2012   1.314       1.505            --
                                                                                    2011   1.415       1.314            --
                                                                                    2010   1.248       1.415            --
                                                                                    2009   1.035       1.248            --
                                                                                    2008   1.586       1.035            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.518       1.994        35,828
                                                                                    2012   1.382       1.518        70,905
                                                                                    2011   1.440       1.382        73,221
                                                                                    2010   1.262       1.440        81,693
                                                                                    2009   0.854       1.262        95,033
                                                                                    2008   1.589       0.854        92,455
                                                                                    2007   1.332       1.589        95,038
                                                                                    2006   1.359       1.332       115,262
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013   0.959       1.301     1,455,802
                                                                                    2012   0.990       0.959     1,976,009
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.876       1.002            --
                                                                                    2011   0.882       0.876        39,364
                                                                                    2010   0.800       0.882        40,206
                                                                                    2009   0.579       0.800        42,011
                                                                                    2008   0.870       0.579         8,983
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011   0.991       1.076            --
                                                                                    2010   0.865       0.991       192,385
                                                                                    2009   0.664       0.865       191,992
                                                                                    2008   1.126       0.664       190,201
                                                                                    2007   1.100       1.126       235,665
                                                                                    2006   1.000       1.100            --
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013   1.345       1.390            --
                                                                                    2012   1.244       1.345           538
                                                                                    2011   1.216       1.244           166
                                                                                    2010   1.116       1.216           122
                                                                                    2009   0.935       1.116            73
                                                                                    2008   1.102       0.935            17
                                                                                    2007   1.054       1.102            --
                                                                                    2006   1.000       1.054            --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013   1.293       1.420        68,673
                                                                                    2012   1.171       1.293        85,202
                                                                                    2011   1.170       1.171        78,809
                                                                                    2010   1.059       1.170        78,789
                                                                                    2009   0.864       1.059        82,019
                                                                                    2008   1.113       0.864        85,345
                                                                                    2007   1.072       1.113        91,195
                                                                                    2006   1.000       1.072            --
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013   1.225       1.432     1,066,272
                                                                                    2012   1.092       1.225     1,213,664
                                                                                    2011   1.118       1.092     1,316,827
                                                                                    2010   0.997       1.118     1,438,370
                                                                                    2009   0.796       0.997     1,549,785
                                                                                    2008   1.125       0.796     1,732,829
                                                                                    2007   1.089       1.125     1,912,425
                                                                                    2006   1.000       1.089           269
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013   1.158       1.426     1,565,886
                                                                                    2012   1.013       1.158     1,664,717
                                                                                    2011   1.063       1.013     1,765,459
                                                                                    2010   0.935       1.063     1,945,730
                                                                                    2009   0.732       0.935     2,049,095
                                                                                    2008   1.138       0.732     2,134,180
                                                                                    2007   1.107       1.138     2,314,413
                                                                                    2006   1.000       1.107            --
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013   2.287       2.992       756,703

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.995       2.287     1,009,317
                                                                                   2011   1.977       1.995     1,092,450
                                                                                   2010   1.738       1.977     1,177,222
                                                                                   2009   1.390       1.738     1,247,086
                                                                                   2008   2.230       1.390     1,370,933
                                                                                   2007   2.239       2.230     1,554,241
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2013   2.475       2.912        23,722
                                                                                   2012   2.244       2.475        52,771
                                                                                   2011   2.217       2.244        47,753
                                                                                   2010   2.037       2.217        45,172
                                                                                   2009   1.737       2.037        65,430
                                                                                   2008   2.258       1.737        64,134
                                                                                   2007   2.188       2.258        78,629
                                                                                   2006   2.038       2.188        76,006
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2013   1.550       2.084        64,777
                                                                                   2012   1.341       1.550        81,153
                                                                                   2011   1.343       1.341        81,153
                                                                                   2010   1.216       1.343        78,722
                                                                                   2009   1.016       1.216        42,425
                                                                                   2008   1.521       1.016            --
                                                                                   2007   1.426       1.521            --
                                                                                   2006   1.285       1.426            --
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *...................... 2013   1.630       1.968       141,031
                                                                                   2012   1.391       1.630       158,603
                                                                                   2011   1.605       1.391       201,141
                                                                                   2010   1.498       1.605       202,270
                                                                                   2009   1.175       1.498       201,555
                                                                                   2008   2.048       1.175       205,780
                                                                                   2007   2.097       2.048       263,077
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.757       3.458        15,810
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2013   2.071       2.843       342,985
                                                                                   2012   1.797       2.071       381,216
                                                                                   2011   1.892       1.797       400,547
                                                                                   2010   1.505       1.892       408,606
                                                                                   2009   1.206       1.505       444,461
                                                                                   2008   1.830       1.206       501,174
                                                                                   2007   1.883       1.830       563,590
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.713       2.354         4,256
                                                                                   2012   1.457       1.713         7,313
                                                                                   2011   1.491       1.457         6,259
                                                                                   2010   1.289       1.491         5,114
                                                                                   2009   0.910       1.289         4,252
                                                                                   2008   1.485       0.910            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.206       3.150        69,345
                                                                                   2012   1.921       2.206        83,116
                                                                                   2011   1.912       1.921        86,919
                                                                                   2010   1.433       1.912       107,762
                                                                                   2009   1.044       1.433       109,943
                                                                                   2008   1.581       1.044       108,746
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.210       2.299            --
                                                                                   2006   2.071       2.210        68,431
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.101       2.069        54,525
                                                                                   2012   2.049       2.101        86,034
                                                                                   2011   1.957       2.049        88,960
                                                                                   2010   1.865       1.957        88,089
                                                                                   2009   1.802       1.865       142,395
                                                                                   2008   1.823       1.802       140,117
                                                                                   2007   1.761       1.823       135,436
                                                                                   2006   1.694       1.761       152,444
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.440       1.491            --
                                                                                   2008   1.387       1.440        43,083
                                                                                   2007   1.287       1.387        49,731
                                                                                   2006   1.252       1.287        39,881
                                                                                   2005   1.233       1.252        31,439
                                                                                   2004   1.187       1.233        20,674

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............ 2008   1.003       0.933            --
                                                                     2007   0.918       1.003           483
                                                                     2006   0.834       0.918           311
                                                                     2005   0.785       0.834           149
                                                                     2004   0.737       0.785            50
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   1.445       1.568            --
                                                                     2006   1.142       1.445        10,493
                                                                     2005   1.028       1.142         8,559
                                                                     2004   0.893       1.028         4,434
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............. 2007   2.018       2.159            --
                                                                     2006   1.737       2.018         5,576
                                                                     2005   1.638       1.737         3,645
                                                                     2004   1.310       1.638         2,058
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............... 2006   0.951       1.015            --
                                                                     2005   0.883       0.951         1,644
                                                                     2004   0.837       0.883           699
 Travelers Convertible Securities Subaccount (8/99)................. 2006   1.450       1.549            --
                                                                     2005   1.459       1.450        78,469
                                                                     2004   1.385       1.459        77,339
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).............. 2006   2.297       2.514            --
                                                                     2005   2.062       2.297       138,567
                                                                     2004   1.788       2.062        99,649
 Travelers Mercury Large Cap Core Subaccount (10/98)................ 2006   1.242       1.321            --
                                                                     2005   1.119       1.242         6,828
                                                                     2004   0.975       1.119         8,315
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)........... 2006   1.281       1.359            --
                                                                     2005   1.255       1.281       112,378
                                                                     2004   1.111       1.255       111,924
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)............. 2006   1.970       2.038            --
                                                                     2005   1.932       1.970        76,856
                                                                     2004   1.750       1.932        79,150
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................... 2006   1.187       1.285            --
                                                                     2005   1.125       1.187            --
                                                                     2004   1.000       1.125            --
 Travelers Pioneer Fund Subaccount (10/96).......................... 2006   1.367       1.454            --
                                                                     2005   1.302       1.367        76,572
                                                                     2004   1.183       1.302        74,373
 Travelers Pioneer Strategic Income Subaccount (10/96).............. 2006   1.551       1.570            --
                                                                     2005   1.510       1.551        38,214
                                                                     2004   1.374       1.510        40,442
 Travelers Quality Bond Subaccount (9/97)........................... 2006   1.413       1.403            --
                                                                     2005   1.404       1.413        91,268
                                                                     2004   1.372       1.404        82,834
 Travelers Strategic Equity Subaccount (10/96)...................... 2006   1.510       1.579            --
                                                                     2005   1.494       1.510       411,358
                                                                     2004   1.369       1.494       432,539
 Travelers U.S. Government Securities Subaccount (10/96)............ 2006   1.753       1.694            --
                                                                     2005   1.697       1.753       213,820
                                                                     2004   1.614       1.697       215,844
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............. 2009   0.577       0.593            --
                                                                     2008   1.024       0.577           416
                                                                     2007   0.919       1.024           416
                                                                     2006   0.869       0.919           407
                                                                     2005   0.813       0.869            95
                                                                     2004   0.791       0.813           625

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................... 2007   2.095       2.209            --
                                                                          2006   1.835       2.095       757,168
                                                                          2005   1.773       1.835       779,772
                                                                          2004   1.621       1.773       874,253
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.083       1.162            --
                                                                          2006   1.000       1.083         4,745
 AIM V.I. Premier Equity Subaccount (Series I) (5/01).................... 2006   0.825       0.868            --
                                                                          2005   0.790       0.825         4,831
                                                                          2004   0.756       0.790         2,999
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.896       0.856            --
                                                                          2007   0.777       0.896        34,411
                                                                          2006   0.766       0.777        29,553
                                                                          2005   0.720       0.766        23,475
                                                                          2004   0.682       0.720        31,707
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)................ 2013   1.741       2.224       323,600
                                                                          2012   1.437       1.741       337,993
                                                                          2011   1.596       1.437       383,744
                                                                          2010   1.444       1.596       425,037
                                                                          2009   1.027       1.444       438,603
                                                                          2008   1.621       1.027       435,468
 American Funds Growth Subaccount (Class 2) (4/08)....................... 2013   1.494       1.922       828,979
                                                                          2012   1.282       1.494       901,938
                                                                          2011   1.355       1.282     1,046,208
                                                                          2010   1.155       1.355     1,070,611
                                                                          2009   0.838       1.155       979,478
                                                                          2008   1.447       0.838       780,124
 American Funds Growth-Income Subaccount (Class 2) (4/08)................ 2013   1.322       1.745       622,325
                                                                          2012   1.139       1.322       736,990
                                                                          2011   1.173       1.139       910,550
                                                                          2010   1.065       1.173       951,371
                                                                          2009   0.821       1.065       948,808
                                                                          2008   1.280       0.821     1,334,238
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)........................................ 2006   2.214       2.194            --
                                                                          2005   1.894       2.214     2,477,295
                                                                          2004   1.603       1.894     1,739,170
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)................. 2007   2.954       3.099            --
                                                                          2006   2.255       2.954        54,320
                                                                          2005   1.783       2.255        47,608
                                                                          2004   1.444       1.783        68,011
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99).................... 2006   2.505       3.285            --
                                                                          2005   2.365       2.505       130,738
                                                                          2004   1.821       2.365        68,411
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.343       1.287            --
                                                                          2007   1.268       1.343       431,791
                                                                          2006   1.102       1.268       483,463
                                                                          2005   1.068       1.102       478,623
                                                                          2004   1.028       1.068       488,966
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)....... 2008   1.637       1.548            --
                                                                          2007   1.862       1.637       629,952
                                                                          2006   1.815       1.862       703,315
                                                                          2005   1.736       1.815       667,057
                                                                          2004   1.577       1.736       520,898
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)........ 2007   1.682       1.764            --
                                                                          2006   1.586       1.682       603,024
                                                                          2005   1.542       1.586       605,856
                                                                          2004   1.479       1.542       572,513

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
                                                                                      2007   1.552       1.800       674,355
                                                                                      2006   1.409       1.552       328,958
                                                                                      2005   1.222       1.409       170,959
                                                                                      2004   1.073       1.222       869,834
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2013   1.426       1.949            --
                                                                                      2012   1.180       1.426            --
                                                                                      2011   1.227       1.180            --
                                                                                      2010   1.052       1.227            --
                                                                                      2009   0.784       1.052            --
                                                                                      2008   1.352       0.784           618
                                                                                      2007   1.282       1.352         1,540
                                                                                      2006   1.139       1.282           167
                                                                                      2005   0.955       1.139            --
                                                                                      2004   0.953       0.955           545
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2013   2.159       2.735        36,180
                                                                                      2012   1.862       2.159        35,802
                                                                                      2011   1.865       1.862        54,453
                                                                                      2010   1.638       1.865        61,084
                                                                                      2009   1.273       1.638        82,258
                                                                                      2008   2.245       1.273       341,636
                                                                                      2007   2.237       2.245       421,256
                                                                                      2006   1.883       2.237       430,908
                                                                                      2005   1.799       1.883       426,800
                                                                                      2004   1.632       1.799       400,554
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.091       1.922            --
                                                                                      2007   1.666       2.091       313,886
                                                                                      2006   1.578       1.666       835,178
                                                                                      2005   1.508       1.578       821,849
                                                                                      2004   1.476       1.508       867,802
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2013   1.736       1.819         2,337
                                                                                      2012   1.538       1.736         2,337
                                                                                      2011   1.495       1.538         2,337
                                                                                      2010   1.329       1.495         2,480
                                                                                      2009   0.934       1.329        28,085
                                                                                      2008   1.259       0.934        82,633
                                                                                      2007   1.239       1.259        93,973
                                                                                      2006   1.127       1.239       175,445
                                                                                      2005   1.110       1.127       175,314
                                                                                      2004   1.025       1.110       167,884
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2013   2.386       3.205       978,123
                                                                                      2012   2.107       2.386     1,091,756
                                                                                      2011   2.391       2.107     1,156,428
                                                                                      2010   1.881       2.391     1,328,863
                                                                                      2009   1.362       1.881     1,471,651
                                                                                      2008   2.281       1.362     1,777,391
                                                                                      2007   2.000       2.281     1,844,186
                                                                                      2006   1.800       2.000     1,882,423
                                                                                      2005   1.543       1.800     1,625,466
                                                                                      2004   1.252       1.543       151,955
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04).......... 2013   2.156       2.112        66,829
                                                                                      2012   1.928       2.156        85,572
                                                                                      2011   2.318       1.928       175,694
                                                                                      2010   1.994       2.318       179,555
                                                                                      2009   1.169       1.994       165,409
                                                                                      2008   2.499       1.169       186,090
                                                                                      2007   1.963       2.499       164,958
                                                                                      2006   1.550       1.963       122,219
                                                                                      2005   1.231       1.550        33,302
                                                                                      2004   1.000       1.231            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)..................... 2013   1.521       1.849       318,412

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.302       1.521       294,402
                                                                                  2011   1.473       1.302       308,682
                                                                                  2010   1.375       1.473       363,643
                                                                                  2009   1.015       1.375       331,192
                                                                                  2008   1.722       1.015       363,195
                                                                                  2007   1.509       1.722       278,047
                                                                                  2006   1.257       1.509       170,596
                                                                                  2005   1.154       1.257       160,940
                                                                                  2004   1.000       1.154       101,332
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2007   2.409       2.553            --
                                                                                  2006   2.007       2.409       424,117
                                                                                  2005   1.955       2.007       422,122
                                                                                  2004   1.706       1.955       425,846
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)................. 2006   2.079       2.429            --
                                                                                  2005   1.928       2.079       405,690
                                                                                  2004   1.678       1.928       445,332
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2006   1.984       2.032            --
                                                                                  2005   1.981       1.984       333,176
                                                                                  2004   1.843       1.981       284,411
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 2006   1.135       1.174            --
                                                                                  2005   1.066       1.135        66,247
                                                                                  2004   0.996       1.066        46,310
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2013   1.434       1.872        65,996
                                                                                  2012   1.240       1.434       103,439
                                                                                  2011   1.276       1.240        48,843
                                                                                  2010   1.028       1.276        45,118
                                                                                  2009   0.720       1.028        53,522
                                                                                  2008   1.297       0.720        84,929
                                                                                  2007   1.078       1.297        76,251
                                                                                  2006   0.962       1.078        56,269
                                                                                  2005   0.869       0.962        48,318
                                                                                  2004   0.729       0.869        44,929
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2013   0.872       1.104        18,154
                                                                                  2012   0.736       0.872        18,430
                                                                                  2011   0.865       0.736        18,713
                                                                                  2010   0.758       0.865        18,713
                                                                                  2009   0.558       0.758        23,849
                                                                                  2008   1.022       0.558        29,758
                                                                                  2007   0.946       1.022        33,085
                                                                                  2006   0.811       0.946        38,600
                                                                                  2005   0.777       0.811        58,347
                                                                                  2004   0.752       0.777        21,888
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.249       1.825       179,240
                                                                                  2012   1.064       1.249       193,706
                                                                                  2011   1.051       1.064       205,748
                                                                                  2010   0.850       1.051       242,292
                                                                                  2009   0.639       0.850       413,265
                                                                                  2008   1.085       0.639       457,745
                                                                                  2007   1.081       1.085       561,203
                                                                                  2006   1.005       1.081       603,150
                                                                                  2005   0.911       1.005       447,111
                                                                                  2004   0.838       0.911       242,272
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2013   1.227       1.603       178,951
                                                                                  2012   1.079       1.227       181,388
                                                                                  2011   1.164       1.079       181,822
                                                                                  2010   1.010       1.164       267,353
                                                                                  2009   0.790       1.010       431,207
                                                                                  2008   1.259       0.790       388,104
                                                                                  2007   1.311       1.259       425,734
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2013   1.533       1.909        12,415

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2012   1.358       1.533        11,384
                                                                                          2011   1.273       1.358         4,058
                                                                                          2010   1.147       1.273         1,506
                                                                                          2009   0.944       1.147         9,035
                                                                                          2008   1.470       0.944        11,216
                                                                                          2007   1.458       1.470        15,300
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................ 2013   1.800       2.453       323,922
                                                                                          2012   1.513       1.800       382,153
                                                                                          2011   1.541       1.513       412,388
                                                                                          2010   1.419       1.541       456,686
                                                                                          2009   1.008       1.419       507,985
                                                                                          2008   1.626       1.008       529,873
                                                                                          2007   1.562       1.626       635,361
                                                                                          2006   1.511       1.562       752,722
                                                                                          2005   1.453       1.511       813,934
                                                                                          2004   1.464       1.453       471,937
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................ 2013   1.997       2.613        67,510
                                                                                          2012   1.734       1.997        70,924
                                                                                          2011   1.671       1.734        88,492
                                                                                          2010   1.544       1.671        95,707
                                                                                          2009   1.255       1.544       219,616
                                                                                          2008   1.971       1.255       282,522
                                                                                          2007   1.919       1.971       331,598
                                                                                          2006   1.642       1.919       142,965
                                                                                          2005   1.559       1.642       120,447
                                                                                          2004   1.429       1.559       113,922
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................ 2013   1.599       2.325        64,137
                                                                                          2012   1.355       1.599       103,146
                                                                                          2011   1.352       1.355        98,991
                                                                                          2010   1.092       1.352       103,546
                                                                                          2009   0.774       1.092       144,323
                                                                                          2008   1.320       0.774       135,319
                                                                                          2007   1.214       1.320       127,089
                                                                                          2006   1.089       1.214        52,885
                                                                                          2005   1.050       1.089        47,796
                                                                                          2004   0.923       1.050        44,056
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96).... 2011   1.050       1.132            --
                                                                                          2010   1.024       1.050        96,385
                                                                                          2009   0.805       1.024       170,445
                                                                                          2008   1.440       0.805       216,559
                                                                                          2007   1.369       1.440       262,215
                                                                                          2006   1.101       1.369       261,654
                                                                                          2005   0.997       1.101       271,620
                                                                                          2004   0.855       0.997       293,359
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96).................. 2013   2.061       2.419       152,619
                                                                                          2012   1.884       2.061       185,737
                                                                                          2011   1.906       1.884       151,574
                                                                                          2010   1.719       1.906       163,185
                                                                                          2009   1.415       1.719       186,027
                                                                                          2008   1.914       1.415       257,988
                                                                                          2007   1.746       1.914       386,633
                                                                                          2006   1.640       1.746       363,311
                                                                                          2005   1.589       1.640       394,874
                                                                                          2004   1.513       1.589       439,540
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 2011   1.019       1.008            --
                                                                                          2010   0.944       1.019            --
                                                                                          2009   0.813       0.944            --
                                                                                          2008   1.044       0.813         7,553
                                                                                          2007   1.042       1.044        32,555
                                                                                          2006   1.012       1.042        34,273
                                                                                          2005   1.000       1.012         9,179
                                                                                          2004   1.000       1.000            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................ 2013   2.209       2.385        21,704

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.896       2.209        21,190
                                                                          2011   1.873       1.896        22,363
                                                                          2010   1.624       1.873        36,615
                                                                          2009   1.027       1.624        53,049
                                                                          2008   1.484       1.027        62,411
                                                                          2007   1.497       1.484       141,056
                                                                          2006   1.364       1.497       132,466
                                                                          2005   1.345       1.364       123,485
                                                                          2004   1.232       1.345       108,361
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)........... 2010   1.319       1.314            --
                                                                          2009   1.332       1.319        77,076
                                                                          2008   1.313       1.332       680,677
                                                                          2007   1.266       1.313     1,032,571
                                                                          2006   1.224       1.266     1,014,016
                                                                          2005   1.204       1.224       865,878
                                                                          2004   1.207       1.204       548,407
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98)............................. 2007   2.132       2.240            --
                                                                          2006   1.826       2.132       218,572
                                                                          2005   1.775       1.826       203,410
                                                                          2004   1.658       1.775       261,535
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96)............................. 2007   1.808       1.903            --
                                                                          2006   1.546       1.808       217,521
                                                                          2005   1.469       1.546       233,308
                                                                          2004   1.343       1.469       325,091
Managed Assets Trust
 Managed Assets Trust (10/96)............................................ 2006   1.871       1.933            --
                                                                          2005   1.822       1.871       663,326
                                                                          2004   1.684       1.822       959,539
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.479       2.393            --
                                                                          2007   2.365       2.479       358,020
                                                                          2006   2.476       2.365       364,945
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *................. 2013   2.173       2.361       153,193
                                                                          2012   1.880       2.173       175,421
                                                                          2011   1.854       1.880       189,908
                                                                          2010   1.613       1.854       228,281
                                                                          2009   1.107       1.613       382,881
                                                                          2008   1.476       1.107       452,850
                                                                          2007   1.512       1.476       610,595
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.382       1.452            --
                                                                          2006   1.301       1.382        41,400
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.314       1.743        76,800
                                                                          2012   1.171       1.314        71,598
                                                                          2011   1.182       1.171        55,400
                                                                          2010   1.063       1.182       100,710
                                                                          2009   0.902       1.063       108,152
                                                                          2008   1.455       0.902        92,630
                                                                          2007   1.440       1.455        49,767
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.069       1.097       571,386
                                                                          2012   0.856       1.069       580,431
                                                                          2011   0.914       0.856       576,141
                                                                          2010   0.795       0.914       582,009
                                                                          2009   0.596       0.795       664,240
                                                                          2008   1.031       0.596       754,036
                                                                          2007   1.224       1.031       645,652
                                                                          2006   1.003       1.224       513,630
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   2.855       3.645       916,963
                                                                          2012   2.352       2.855     1,059,779
                                                                          2011   2.567       2.352     1,162,410
                                                                          2010   2.367       2.567     1,309,700
                                                                          2009   1.672       2.367     1,633,919
                                                                          2008   2.909       1.672     2,021,781
                                                                          2007   2.256       2.909     2,304,913
                                                                          2006   2.194       2.256     2,506,161

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2013   2.080
                                                                                           2012   1.625
                                                                                           2011   1.911
                                                                                           2010   1.657
                                                                                           2009   1.078
                                                                                           2008   1.732
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2013   1.392
                                                                                           2012   1.228
                                                                                           2011   1.290
                                                                                           2010   1.039
                                                                                           2009   0.831
                                                                                           2008   1.259
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2013   1.502
                                                                                           2012   1.282
                                                                                           2011   1.308
                                                                                           2010   1.046
                                                                                           2009   0.788
                                                                                           2008   1.212
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 2013   1.227
                                                                                           2012   1.073
                                                                                           2011   1.208
                                                                                           2010   1.022
                                                                                           2009   0.801
                                                                                           2008   1.077
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.592
                                                                                           2008   2.154
                                                                                           2007   2.049
                                                                                           2006   1.933
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.676
                                                                                           2010   0.638
                                                                                           2009   0.467
                                                                                           2008   0.894
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 2013   3.513
                                                                                           2012   3.031
                                                                                           2011   3.105
                                                                                           2010   2.566
                                                                                           2009   1.841
                                                                                           2008   3.058
                                                                                           2007   2.537
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2013   2.407



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.690            --
                                                                                           2.080            --
                                                                                           1.625            --
                                                                                           1.911            --
                                                                                           1.657            --
                                                                                           1.078            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 1.793        62,332
                                                                                           1.392        69,361
                                                                                           1.228        54,327
                                                                                           1.290        54,704
                                                                                           1.039        41,692
                                                                                           0.831        21,959
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2.086        32,585
                                                                                           1.502        30,711
                                                                                           1.282        27,593
                                                                                           1.308        25,189
                                                                                           1.046        22,489
                                                                                           0.788        43,918
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 1.616        61,780
                                                                                           1.227        58,156
                                                                                           1.073        44,246
                                                                                           1.208        41,582
                                                                                           1.022        36,841
                                                                                           0.801        30,583
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.577            --
                                                                                           1.592       543,843
                                                                                           2.154       583,398
                                                                                           2.049       627,119
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.720            --
                                                                                           0.676         2,108
                                                                                           0.638           143
                                                                                           0.467            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 4.075         1,605
                                                                                           3.513         1,617
                                                                                           3.031        12,144
                                                                                           3.105        11,826
                                                                                           2.566        11,841
                                                                                           1.841        41,098
                                                                                           3.058       123,796
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2.574        47,102

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   2.151       2.407        34,473
                                                                                2011   2.076       2.151        34,933
                                                                                2010   1.855       2.076        39,173
                                                                                2009   1.369       1.855        34,059
                                                                                2008   1.697       1.369        30,128
                                                                                2007   1.606       1.697        62,141
                                                                                2006   1.528       1.606        23,923
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.624       0.594            --
                                                                                2008   1.101       0.624        50,499
                                                                                2007   0.995       1.101        50,703
                                                                                2006   1.005       0.995        55,010
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   1.051       1.346       771,658
                                                                                2012   0.911       1.051       752,907
                                                                                2011   1.062       0.911       670,237
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   3.342       3.145        34,300
                                                                                2012   2.839       3.342        36,314
                                                                                2011   3.520       2.839        30,678
                                                                                2010   2.871       3.520        41,359
                                                                                2009   1.717       2.871        59,930
                                                                                2008   3.893       1.717        57,856
                                                                                2007   3.080       3.893        51,693
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.349       1.590       122,906
                                                                                2012   1.169       1.349       119,081
                                                                                2011   1.325       1.169       110,476
                                                                                2010   1.203       1.325        64,304
                                                                                2009   0.925       1.203        62,342
                                                                                2008   1.623       0.925        73,269
                                                                                2007   1.541       1.623        61,884
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   2.450       2.659            --
                                                                                2012   2.347       2.450       192,496
                                                                                2011   2.503       2.347       210,836
                                                                                2010   2.054       2.503       276,944
                                                                                2009   1.515       2.054       318,840
                                                                                2008   2.388       1.515       358,519
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 2013   1.030       1.415        27,973
                                                                                2012   0.953       1.030        23,545
                                                                                2011   1.036       0.953        19,936
                                                                                2010   0.793       1.036        17,715
                                                                                2009   0.510       0.793        15,868
                                                                                2008   0.917       0.510         2,745
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............. 2012   0.864       0.972            --
                                                                                2011   0.883       0.864        84,132
                                                                                2010   0.814       0.883        79,814
                                                                                2009   0.572       0.814       137,194
                                                                                2008   1.018       0.572       478,919
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................. 2013   1.138       1.433        81,447
                                                                                2012   0.947       1.138        80,866
                                                                                2011   1.044       0.947       103,855
                                                                                2010   0.909       1.044       116,468
                                                                                2009   0.655       0.909       166,216
                                                                                2008   1.111       0.655       380,955
                                                                                2007   1.056       1.111       510,670
                                                                                2006   0.996       1.056       916,784
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)............... 2013   1.488       1.339       232,880
                                                                                2012   1.377       1.488       284,516
                                                                                2011   1.249       1.377       233,791
                                                                                2010   1.170       1.249       233,097
                                                                                2009   1.000       1.170       259,025
                                                                                2008   1.117       1.000       201,107
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   1.937       1.878       610,215
                                                                                2012   1.793       1.937       524,687
                                                                                2011   1.758       1.793       508,642
                                                                                2010   1.644       1.758       578,756
                                                                                2009   1.471       1.644       532,062
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.539       2.024        81,633

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   1.407       1.539        83,672
                                                                            2011   1.491       1.407        92,595
                                                                            2010   1.298       1.491        97,643
                                                                            2009   1.060       1.298       103,948
                                                                            2008   1.596       1.060       147,414
                                                                            2007   1.538       1.596       154,843
                                                                            2006   1.426       1.538       186,585
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013   2.454       2.464        75,505
                                                                            2012   2.224       2.454       178,042
                                                                            2011   2.171       2.224       162,513
                                                                            2010   1.958       2.171       165,254
                                                                            2009   1.488       1.958       180,217
                                                                            2008   1.687       1.488       365,236
                                                                            2007   1.600       1.687       362,331
                                                                            2006   1.540       1.600       302,457
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2013   5.549       7.338            --
                                                                            2012   4.758       5.549            --
                                                                            2011   5.014       4.758            --
                                                                            2010   4.334       5.014            --
                                                                            2009   3.703       4.334            --
                                                                            2008   5.558       3.703            --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *........... 2013   1.376       1.802       216,717
                                                                            2012   1.180       1.376       249,324
                                                                            2011   1.311       1.180       234,467
                                                                            2010   1.106       1.311       322,476
                                                                            2009   0.885       1.106       355,916
                                                                            2008   1.276       0.885       433,632
                                                                            2007   1.393       1.276       534,019
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.666       1.721            --
                                                                            2006   1.615       1.666     3,159,459
                                                                            2005   1.601       1.615     3,084,611
                                                                            2004   1.548       1.601     2,991,212
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.891       2.031            --
                                                                            2006   1.512       1.891     1,647,916
                                                                            2005   1.334       1.512     1,941,264
                                                                            2004   1.175       1.334     2,909,419
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.369       1.431            --
                                                                            2006   1.230       1.369     3,400,027
                                                                            2005   1.167       1.230     3,599,368
                                                                            2004   1.072       1.167     3,823,809
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.803       1.802            --
                                                                            2006   1.604       1.803     1,232,826
                                                                            2005   1.513       1.604     1,316,120
                                                                            2004   1.331       1.513     1,313,625
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.174       2.099       243,589
                                                                            2012   2.117       2.174       254,615
                                                                            2011   1.992       2.117       287,632
                                                                            2010   1.900       1.992       304,159
                                                                            2009   1.827       1.900       328,897
                                                                            2008   1.744       1.827       426,703
                                                                            2007   1.720       1.744       499,566
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.871       1.835       271,021
                                                                            2012   1.760       1.871       314,653
                                                                            2011   1.671       1.760       345,369
                                                                            2010   1.560       1.671       315,228
                                                                            2009   1.441       1.560       351,895
                                                                            2008   1.510       1.441       379,320
                                                                            2007   1.437       1.510       332,369
                                                                            2006   1.379       1.437       447,838
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.243       1.649       458,293
                                                                            2012   1.099       1.243       477,138
                                                                            2011   1.221       1.099       502,741
                                                                            2010   1.031       1.221       595,483
                                                                            2009   0.816       1.031       916,928

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)......... 2009   2.070       2.794            --
                                                                         2008   3.194       2.070            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07).................. 2013   1.892       2.255       246,649
                                                                         2012   1.703       1.892       308,424
                                                                         2011   1.659       1.703       307,575
                                                                         2010   1.531       1.659       354,602
                                                                         2009   1.320       1.531       475,581
                                                                         2008   1.776       1.320        80,729
                                                                         2007   1.757       1.776       188,221
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2013   1.282       1.670        24,187
                                                                         2012   1.138       1.282        29,043
                                                                         2011   1.128       1.138         9,497
                                                                         2010   1.048       1.128         6,667
                                                                         2009   0.954       1.048         5,411
                                                                         2008   1.396       0.954            --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................. 2013   1.275       1.260        18,725
                                                                         2012   1.289       1.275        18,725
                                                                         2011   1.304       1.289        18,739
                                                                         2010   1.314       1.304        20,690
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *......... 2009   0.645       0.639            --
                                                                         2008   1.092       0.645         1,731
                                                                         2007   1.150       1.092         4,408
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2013   1.214       1.605       270,717
                                                                         2012   1.088       1.214       309,571
                                                                         2011   1.147       1.088       303,370
                                                                         2010   1.036       1.147       332,691
                                                                         2009   0.794       1.036       379,785
                                                                         2008   1.282       0.794       466,832
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.760       0.795            --
                                                                         2008   1.394       0.760     1,168,891
                                                                         2007   1.356       1.394     1,224,247
                                                                         2006   1.334       1.356     1,320,970
 MSF FI Value Leaders Subaccount (Class D) (4/08)....................... 2013   1.459       1.609            --
                                                                         2012   1.277       1.459       125,105
                                                                         2011   1.377       1.277       152,347
                                                                         2010   1.217       1.377       164,483
                                                                         2009   1.012       1.217       269,013
                                                                         2008   1.552       1.012       274,630
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2013   1.475       1.934       161,467
                                                                         2012   1.346       1.475       173,731
                                                                         2011   1.405       1.346       177,509
                                                                         2010   1.234       1.405       218,821
                                                                         2009   0.837       1.234       316,288
                                                                         2008   1.560       0.837       356,043
                                                                         2007   1.310       1.560       332,537
                                                                         2006   1.338       1.310       388,150
 MSF Jennison Growth Subaccount (Class A) (4/12)........................ 2013   0.936       1.268       104,348
                                                                         2012   0.970       0.936       177,690
 MSF Jennison Growth Subaccount (Class B) (4/08)........................ 2012   0.857       0.979            --
                                                                         2011   0.865       0.857        31,904
                                                                         2010   0.786       0.865        34,134
                                                                         2009   0.570       0.786        30,990
                                                                         2008   0.858       0.570        45,078
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06).......... 2011   0.981       1.065            --
                                                                         2010   0.858       0.981       376,649
                                                                         2009   0.660       0.858       385,597
                                                                         2008   1.121       0.660       417,149
                                                                         2007   1.098       1.121       310,613
                                                                         2006   1.000       1.098         2,538
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)........ 2013   1.327       1.368       440,115

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.229       1.327       347,794
                                                                                   2011   1.204       1.229       332,770
                                                                                   2010   1.107       1.204       368,759
                                                                                   2009   0.929       1.107       447,744
                                                                                   2008   1.098       0.929       200,478
                                                                                   2007   1.052       1.098       180,965
                                                                                   2006   1.000       1.052        25,702
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)...... 2013   1.275       1.398     1,357,838
                                                                                   2012   1.157       1.275     1,346,351
                                                                                   2011   1.158       1.157     1,487,486
                                                                                   2010   1.051       1.158     1,494,445
                                                                                   2009   0.859       1.051     1,374,926
                                                                                   2008   1.109       0.859     1,572,585
                                                                                   2007   1.070       1.109     1,363,809
                                                                                   2006   1.000       1.070        99,260
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)...................... 2013   1.208       1.409     4,848,741
                                                                                   2012   1.079       1.208     4,921,137
                                                                                   2011   1.107       1.079     4,808,567
                                                                                   2010   0.989       1.107     4,765,998
                                                                                   2009   0.791       0.989     4,738,265
                                                                                   2008   1.121       0.791     5,929,292
                                                                                   2007   1.087       1.121     5,364,482
                                                                                   2006   1.000       1.087       160,226
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)........ 2013   1.142       1.403     2,856,847
                                                                                   2012   1.001       1.142     3,128,957
                                                                                   2011   1.052       1.001     2,991,247
                                                                                   2010   0.928       1.052     3,104,348
                                                                                   2009   0.727       0.928     3,568,201
                                                                                   2008   1.134       0.727     4,543,502
                                                                                   2007   1.105       1.134     4,050,840
                                                                                   2006   1.000       1.105        97,071
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................ 2013   2.214       2.891       701,377
                                                                                   2012   1.935       2.214       698,925
                                                                                   2011   1.921       1.935       715,941
                                                                                   2010   1.692       1.921       697,013
                                                                                   2009   1.356       1.692     1,021,123
                                                                                   2008   2.180       1.356       824,665
                                                                                   2007   2.192       2.180       892,378
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2013   2.396       2.813     1,340,382
                                                                                   2012   2.177       2.396     1,512,010
                                                                                   2011   2.154       2.177     1,626,988
                                                                                   2010   1.984       2.154     1,746,941
                                                                                   2009   1.695       1.984     2,269,079
                                                                                   2008   2.207       1.695     2,484,195
                                                                                   2007   2.144       2.207     2,565,350
                                                                                   2006   1.999       2.144     2,442,765
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2013   1.523       2.044     1,410,861
                                                                                   2012   1.321       1.523     1,541,857
                                                                                   2011   1.325       1.321     1,632,316
                                                                                   2010   1.203       1.325     1,772,834
                                                                                   2009   1.007       1.203     1,913,290
                                                                                   2008   1.510       1.007     2,054,169
                                                                                   2007   1.419       1.510     2,268,880
                                                                                   2006   1.280       1.419     1,920,734
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *...................... 2013   1.578       1.902       421,639
                                                                                   2012   1.349       1.578       419,177
                                                                                   2011   1.560       1.349       409,104
                                                                                   2010   1.459       1.560       405,607
                                                                                   2009   1.147       1.459       426,910
                                                                                   2008   2.003       1.147       446,421
                                                                                   2007   2.051       2.003       368,700
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.677       3.354       139,118
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2013   2.005       2.746       283,372

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.743       2.005       302,245
                                                                                   2011   1.839       1.743       306,203
                                                                                   2010   1.466       1.839       342,008
                                                                                   2009   1.176       1.466       354,741
                                                                                   2008   1.790       1.176       514,574
                                                                                   2007   1.842       1.790       479,012
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.665       2.284        13,875
                                                                                   2012   1.419       1.665         9,522
                                                                                   2011   1.455       1.419        23,928
                                                                                   2010   1.261       1.455        25,576
                                                                                   2009   0.892       1.261        13,023
                                                                                   2008   1.457       0.892        13,043
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.144       3.055       334,477
                                                                                   2012   1.871       2.144       388,949
                                                                                   2011   1.866       1.871       401,193
                                                                                   2010   1.401       1.866       444,326
                                                                                   2009   1.023       1.401       539,837
                                                                                   2008   1.551       1.023       646,804
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.165       2.251            --
                                                                                   2006   2.032       2.165       365,145
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.034       1.999       270,128
                                                                                   2012   1.987       2.034       336,737
                                                                                   2011   1.902       1.987       339,470
                                                                                   2010   1.816       1.902       349,233
                                                                                   2009   1.758       1.816       408,689
                                                                                   2008   1.782       1.758       484,798
                                                                                   2007   1.725       1.782       670,477
                                                                                   2006   1.662       1.725       639,799
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.418       1.467            --
                                                                                   2008   1.368       1.418       315,874
                                                                                   2007   1.273       1.368       228,125
                                                                                   2006   1.240       1.273       198,678
                                                                                   2005   1.224       1.240       155,217
                                                                                   2004   1.181       1.224       137,113
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   0.990       0.920            --
                                                                                   2007   0.908       0.990            --
                                                                                   2006   0.827       0.908         8,677
                                                                                   2005   0.780       0.827        15,111
                                                                                   2004   0.733       0.780        13,080
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.429       1.549            --
                                                                                   2006   1.132       1.429        45,624
                                                                                   2005   1.020       1.132        44,320
                                                                                   2004   0.888       1.020        38,611
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.995       2.134            --
                                                                                   2006   1.721       1.995       232,931
                                                                                   2005   1.626       1.721       146,395
                                                                                   2004   1.303       1.626        91,130
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.942       1.005            --
                                                                                   2005   0.876       0.942        47,271
                                                                                   2004   0.832       0.876        60,480
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.432       1.528            --
                                                                                   2005   1.443       1.432        19,865
                                                                                   2004   1.373       1.443        16,992
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   2.264       2.476            --
                                                                                   2005   2.037       2.264       371,108
                                                                                   2004   1.769       2.037       101,002
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 2006   1.224       1.301            --
                                                                                   2005   1.105       1.224        20,460
                                                                                   2004   0.964       1.105        25,111
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)......................... 2006   1.263       1.338            --

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
                                                                 2005   1.239       1.263       340,916
                                                                 2004   1.099       1.239       372,161
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)......... 2006   1.934       1.999            --
                                                                 2005   1.900       1.934     2,332,491
                                                                 2004   1.724       1.900     1,400,796
 Travelers MFS(Reg. TM) Value Subaccount (5/04)................. 2006   1.183       1.280            --
                                                                 2005   1.124       1.183     1,774,906
                                                                 2004   1.000       1.124            --
 Travelers Pioneer Fund Subaccount (10/96)...................... 2006   1.342       1.426            --
                                                                 2005   1.281       1.342       174,734
                                                                 2004   1.166       1.281       160,136
 Travelers Pioneer Strategic Income Subaccount (10/96).......... 2006   1.522       1.540            --
                                                                 2005   1.485       1.522       218,154
                                                                 2004   1.354       1.485       139,939
 Travelers Quality Bond Subaccount (9/97)....................... 2006   1.390       1.379            --
                                                                 2005   1.383       1.390       429,437
                                                                 2004   1.355       1.383       344,205
 Travelers Strategic Equity Subaccount (10/96).................. 2006   1.483       1.550            --
                                                                 2005   1.470       1.483       757,966
                                                                 2004   1.349       1.470     1,025,980
 Travelers U.S. Government Securities Subaccount (10/96)........ 2006   1.721       1.662            --
                                                                 2005   1.669       1.721       648,697
                                                                 2004   1.591       1.669       496,882
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......... 2009   0.569       0.584            --
                                                                 2008   1.010       0.569         8,318
                                                                 2007   0.909       1.010         6,848
                                                                 2006   0.861       0.909         5,763
                                                                 2005   0.807       0.861        10,445
                                                                 2004   0.787       0.807        19,930

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



       CONDENSED FINANCIAL INFORMATION -- GOLD TRACK SELECT MICC

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                               GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)....................... 2007   2.217       2.342            --
                                                                               2006   1.931       2.217       391,031
                                                                               2005   1.855       1.931       425,802
                                                                               2004   1.687       1.855       493,699
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)............................ 2007   1.087       1.168            --
                                                                               2006   1.000       1.087       347,442
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)......................... 2006   0.847       0.892            --
                                                                               2005   0.806       0.847       398,147
                                                                               2004   0.767       0.806       396,007
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)................ 2008   0.930       0.889            --
                                                                               2007   0.802       0.930       109,960
                                                                               2006   0.786       0.802       238,818
                                                                               2005   0.735       0.786       164,175
                                                                               2004   0.692       0.735       174,046
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)..................... 2013   1.826       2.345     1,550,822
                                                                               2012   1.499       1.826     2,004,861
                                                                               2011   1.655       1.499     3,069,218
                                                                               2010   1.490       1.655     2,735,685
                                                                               2009   1.053       1.490     1,876,048
                                                                               2008   1.720       1.053     1,242,629
                                                                               2007   1.507       1.720       912,511
                                                                               2006   1.259       1.507     1,716,847
                                                                               2005   1.110       1.259       772,016
                                                                               2004   1.000       1.110       554,952
 American Funds Growth Subaccount (Class 2) (5/04)............................ 2013   1.567       2.027     2,778,224
                                                                               2012   1.337       1.567     3,190,950
                                                                               2011   1.406       1.337     4,214,472
                                                                               2010   1.191       1.406     4,328,492
                                                                               2009   0.860       1.191     3,306,607
                                                                               2008   1.544       0.860     2,766,884
                                                                               2007   1.382       1.544     2,785,664
                                                                               2006   1.262       1.382     4,514,556
                                                                               2005   1.092       1.262     1,634,839
                                                                               2004   1.000       1.092     1,211,258
 American Funds Growth-Income Subaccount (Class 2) (5/04)..................... 2013   1.387       1.840     1,531,460
                                                                               2012   1.188       1.387     1,847,248
                                                                               2011   1.217       1.188     2,709,698
                                                                               2010   1.099       1.217     2,252,078
                                                                               2009   0.842       1.099     1,552,987
                                                                               2008   1.363       0.842     1,185,410
                                                                               2007   1.306       1.363     1,330,289
                                                                               2006   1.140       1.306     2,430,345
                                                                               2005   1.084       1.140     1,347,653
                                                                               2004   1.000       1.084       840,008
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)............................................. 2006   2.329       2.312            --
                                                                               2005   1.982       2.329     3,178,807
                                                                               2004   1.668       1.982     3,007,532
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)....................... 2007   3.090       3.248            --
                                                                               2006   2.346       3.090       242,036
                                                                               2005   1.845       2.346        81,085
                                                                               2004   1.485       1.845       101,326
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)......................... 2006   2.603       3.432            --
                                                                               2005   2.444       2.603       732,600
                                                                               2004   1.871       2.444       725,473
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)..... 2013   3.443       4.569       217,744

                             GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2012   3.041       3.443       290,183
                                                                                       2011   3.100       3.041       371,122
                                                                                       2010   2.358       3.100       559,517
                                                                                       2009   1.799       2.358       437,604
                                                                                       2008   2.582       1.799       391,923
                                                                                       2007   2.781       2.582       418,349
                                                                                       2006   2.408       2.781     1,618,529
                                                                                       2005   2.214       2.408     1,142,341
                                                                                       2004   1.834       2.214       890,056
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.415       1.358            --
                                                                                       2007   1.329       1.415       367,420
                                                                                       2006   1.147       1.329       729,558
                                                                                       2005   1.106       1.147       470,417
                                                                                       2004   1.059       1.106       461,716
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.723       1.632            --
                                                                                       2007   1.949       1.723       854,724
                                                                                       2006   1.889       1.949     1,750,689
                                                                                       2005   1.797       1.889     1,323,461
                                                                                       2004   1.623       1.797     1,353,337
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97)..................... 2007   1.780       1.870            --
                                                                                       2006   1.669       1.780        48,905
                                                                                       2005   1.613       1.669        48,905
                                                                                       2004   1.539       1.613        71,906
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................. 2013   1.857       2.418     3,479,929
                                                                                       2012   1.609       1.857     4,080,504
                                                                                       2011   1.665       1.609     5,678,027
                                                                                       2010   1.432       1.665     5,177,190
                                                                                       2009   1.064       1.432     4,323,092
                                                                                       2008   1.867       1.064     3,733,850
                                                                                       2007   1.601       1.867     3,698,163
                                                                                       2006   1.446       1.601     8,304,547
                                                                                       2005   1.247       1.446     7,103,809
                                                                                       2004   1.089       1.247     5,358,276
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2013   1.520       2.089        24,844
                                                                                       2012   1.251       1.520        60,314
                                                                                       2011   1.294       1.251        68,707
                                                                                       2010   1.104       1.294       104,921
                                                                                       2009   0.818       1.104       100,461
                                                                                       2008   1.403       0.818        88,755
                                                                                       2007   1.322       1.403        48,915
                                                                                       2006   1.169       1.322       146,543
                                                                                       2005   0.974       1.169        74,681
                                                                                       2004   0.968       0.974        54,968
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 2013   2.361       3.007        42,878
                                                                                       2012   2.024       2.361        51,226
                                                                                       2011   2.017       2.024        61,065
                                                                                       2010   1.762       2.017        56,240
                                                                                       2009   1.362       1.762        53,238
                                                                                       2008   2.389       1.362       146,959
                                                                                       2007   2.367       2.389       138,732
                                                                                       2006   1.981       2.367       169,656
                                                                                       2005   1.882       1.981       138,209
                                                                                       2004   1.698       1.882       149,510
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)............................... 2008   2.225       2.048            --
                                                                                       2007   1.763       2.225       290,247
                                                                                       2006   1.660       1.763       275,368
                                                                                       2005   1.578       1.660       313,797
                                                                                       2004   1.536       1.578       375,289
 Fidelity VIP High Income Subaccount (Initial Class) (11/97).......................... 2013   1.899       2.000            --

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.672       1.899            --
                                                                                   2011   1.617       1.672         1,867
                                                                                   2010   1.429       1.617        34,927
                                                                                   2009   0.999       1.429        34,927
                                                                                   2008   1.339       0.999        37,512
                                                                                   2007   1.311       1.339        37,524
                                                                                   2006   1.186       1.311        37,524
                                                                                   2005   1.161       1.186        37,524
                                                                                   2004   1.066       1.161        37,524
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 2013   2.544       3.436     1,564,598
                                                                                   2012   2.234       2.544     1,879,494
                                                                                   2011   2.521       2.234     2,584,570
                                                                                   2010   1.973       2.521     2,275,753
                                                                                   2009   1.420       1.973     1,786,511
                                                                                   2008   2.366       1.420     1,535,912
                                                                                   2007   2.064       2.366     1,743,249
                                                                                   2006   1.847       2.064     5,803,109
                                                                                   2005   1.574       1.847     5,046,318
                                                                                   2004   1.270       1.574     3,259,665
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 2006   1.483       1.745            --
                                                                                   2005   1.350       1.483     1,665,669
                                                                                   2004   1.205       1.350     1,066,543
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.262       2.228       166,678
                                                                                   2012   2.011       2.262       199,065
                                                                                   2011   2.404       2.011       189,511
                                                                                   2010   2.057       2.404       212,374
                                                                                   2009   1.199       2.057       209,376
                                                                                   2008   2.550       1.199       387,232
                                                                                   2007   1.992       2.550       317,595
                                                                                   2006   1.565       1.992       413,332
                                                                                   2005   1.235       1.565       311,013
                                                                                   2004   1.000       1.235       100,959
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.596       1.950       358,682
                                                                                   2012   1.358       1.596       354,335
                                                                                   2011   1.528       1.358       383,587
                                                                                   2010   1.418       1.528       393,940
                                                                                   2009   1.041       1.418       429,606
                                                                                   2008   1.757       1.041       350,061
                                                                                   2007   1.531       1.757       451,650
                                                                                   2006   1.268       1.531     1,114,119
                                                                                   2005   1.158       1.268       640,891
                                                                                   2004   1.000       1.158       272,618
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)............ 2007   2.548       2.706            --
                                                                                   2006   2.112       2.548       232,359
                                                                                   2005   2.046       2.112       147,663
                                                                                   2004   1.775       2.046       121,205
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.187       2.568            --
                                                                                   2005   2.017       2.187       556,302
                                                                                   2004   1.746       2.017       515,737
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 2006   1.220       1.477            --
                                                                                   2005   1.127       1.220       528,621
                                                                                   2004   1.000       1.127        94,386
High Yield Bond Trust
 High Yield Bond Trust (3/97)..................................................... 2006   2.088       2.141            --
                                                                                   2005   2.073       2.088       487,875
                                                                                   2004   1.917       2.073       457,164
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01).......................... 2006   1.164       1.207            --
                                                                                   2005   1.088       1.164     2,073,047
                                                                                   2004   1.011       1.088     2,094,227
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)........................ 2013   1.529       2.007       243,706

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.315       1.529       271,968
                                                                                  2011   1.345       1.315       469,253
                                                                                  2010   1.078       1.345       450,604
                                                                                  2009   0.751       1.078       383,306
                                                                                  2008   1.346       0.751       354,214
                                                                                  2007   1.112       1.346       424,858
                                                                                  2006   0.987       1.112       847,311
                                                                                  2005   0.887       0.987       733,827
                                                                                  2004   0.740       0.887       775,607
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2013   0.929       1.183        60,230
                                                                                  2012   0.780       0.929        76,860
                                                                                  2011   0.913       0.780        99,145
                                                                                  2010   0.795       0.913        87,463
                                                                                  2009   0.582       0.795       198,279
                                                                                  2008   1.060       0.582       350,259
                                                                                  2007   0.976       1.060       495,129
                                                                                  2006   0.832       0.976     1,314,948
                                                                                  2005   0.793       0.832     1,293,969
                                                                                  2004   0.763       0.793     1,355,881
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.166       1.320            --
                                                                                  2005   1.128       1.166       172,274
                                                                                  2004   1.000       1.128        53,428
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   1.007       1.075            --
                                                                                  2006   0.944       1.007         9,188
                                                                                  2005   0.893       0.944        13,859
                                                                                  2004   0.873       0.893        25,633
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.332       1.957     1,020,430
                                                                                  2012   1.129       1.332     1,045,273
                                                                                  2011   1.108       1.129     1,101,481
                                                                                  2010   0.892       1.108     1,195,312
                                                                                  2009   0.667       0.892     1,413,503
                                                                                  2008   1.126       0.667     1,539,345
                                                                                  2007   1.116       1.126     2,013,129
                                                                                  2006   1.032       1.116     3,439,553
                                                                                  2005   0.930       1.032     1,964,545
                                                                                  2004   0.851       0.930     2,160,052
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2013   1.308       1.718       790,982
                                                                                  2012   1.145       1.308       815,069
                                                                                  2011   1.227       1.145       893,033
                                                                                  2010   1.059       1.227       990,582
                                                                                  2009   0.824       1.059     1,203,817
                                                                                  2008   1.306       0.824     1,249,595
                                                                                  2007   1.298       1.306     1,331,029
                                                                                  2006   1.118       1.298       681,726
                                                                                  2005   1.073       1.118       635,740
                                                                                  2004   0.998       1.073       561,903
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2013   1.484       1.918       258,452
                                                                                  2012   1.288       1.484       246,424
                                                                                  2011   1.263       1.288       298,260
                                                                                  2010   1.128       1.263       300,382
                                                                                  2009   0.929       1.128       336,318
                                                                                  2008   1.322       0.929       343,279
                                                                                  2007   1.227       1.322       319,953
                                                                                  2006   1.075       1.227       280,494
                                                                                  2005   1.037       1.075       225,286
                                                                                  2004   0.959       1.037       197,045
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.983       1.072            --
                                                                                  2010   0.884       0.983        23,623
                                                                                  2009   0.728       0.884        24,242
                                                                                  2008   1.026       0.728        19,178
                                                                                  2007   0.970       1.026        19,159
                                                                                  2006   0.827       0.970        82,368
                                                                                  2005   0.834       0.827        82,624
                                                                                  2004   0.811       0.834        61,928
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2013   1.658       2.076        46,440

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2012   1.461       1.658        52,386
                                                                                         2011   1.362       1.461        28,342
                                                                                         2010   1.221       1.362        29,937
                                                                                         2009   0.999       1.221        21,190
                                                                                         2008   1.547       0.999        19,862
                                                                                         2007   1.529       1.547        17,326
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............... 2013   1.948       2.669        83,114
                                                                                         2012   1.629       1.948        82,769
                                                                                         2011   1.649       1.629       166,723
                                                                                         2010   1.510       1.649       154,347
                                                                                         2009   1.067       1.510        74,119
                                                                                         2008   1.712       1.067        93,392
                                                                                         2007   1.636       1.712       138,898
                                                                                         2006   1.573       1.636       243,806
                                                                                         2005   1.504       1.573       289,180
                                                                                         2004   1.508       1.504       366,579
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2013   2.159       2.841       288,201
                                                                                         2012   1.865       2.159       488,434
                                                                                         2011   1.787       1.865       790,456
                                                                                         2010   1.643       1.787       783,808
                                                                                         2009   1.327       1.643       585,486
                                                                                         2008   2.074       1.327       604,312
                                                                                         2007   2.008       2.074     1,012,376
                                                                                         2006   1.709       2.008       504,118
                                                                                         2005   1.613       1.709       545,968
                                                                                         2004   1.471       1.613       599,717
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)............... 2013   1.705       2.493       211,622
                                                                                         2012   1.437       1.705       369,677
                                                                                         2011   1.426       1.437       546,075
                                                                                         2010   1.146       1.426       470,162
                                                                                         2009   0.807       1.146       402,831
                                                                                         2008   1.370       0.807       347,536
                                                                                         2007   1.253       1.370       217,352
                                                                                         2006   1.117       1.253       875,141
                                                                                         2005   1.072       1.117       961,768
                                                                                         2004   0.937       1.072     1,020,306
 LMPVET Equity Index Subaccount (Class II) (5/99)....................................... 2009   0.709       0.693            --
                                                                                         2008   1.141       0.709     4,140,312
                                                                                         2007   1.094       1.141     4,736,684
                                                                                         2006   0.956       1.094     7,044,296
                                                                                         2005   0.923       0.956     5,040,773
                                                                                         2004   0.842       0.923     4,920,344
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97).... 2011   1.135       1.226            --
                                                                                         2010   1.101       1.135        95,905
                                                                                         2009   0.861       1.101        84,537
                                                                                         2008   1.531       0.861        89,068
                                                                                         2007   1.449       1.531       176,856
                                                                                         2006   1.158       1.449       162,942
                                                                                         2005   1.043       1.158       255,434
                                                                                         2004   0.890       1.043       231,552
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................. 2013   2.254       2.660       114,854
                                                                                         2012   2.048       2.254       112,453
                                                                                         2011   2.061       2.048       111,826
                                                                                         2010   1.849       2.061       110,723
                                                                                         2009   1.514       1.849       123,343
                                                                                         2008   2.036       1.514        78,316
                                                                                         2007   1.847       2.036       130,963
                                                                                         2006   1.726       1.847       401,523
                                                                                         2005   1.663       1.726       401,078
                                                                                         2004   1.575       1.663       410,937
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.061       1.051            --
                                                                                         2010   0.977       1.061        26,071
                                                                                         2009   0.837       0.977        62,855
                                                                                         2008   1.069       0.837        59,470
                                                                                         2007   1.061       1.069        64,549
                                                                                         2006   1.025       1.061        23,302
                                                                                         2005   1.007       1.025        77,851
                                                                                         2004   1.002       1.007        20,413

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............ 2013   2.414       2.621        24,862
                                                                          2012   2.061       2.414        21,055
                                                                          2011   2.024       2.061        32,924
                                                                          2010   1.746       2.024        36,777
                                                                          2009   1.098       1.746        30,623
                                                                          2008   1.578       1.098        46,937
                                                                          2007   1.583       1.578        52,111
                                                                          2006   1.435       1.583        81,352
                                                                          2005   1.407       1.435        62,659
                                                                          2004   1.281       1.407        78,885
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............ 2010   1.419       1.416            --
                                                                          2009   1.424       1.419            58
                                                                          2008   1.397       1.424     1,026,538
                                                                          2007   1.339       1.397       238,696
                                                                          2006   1.288       1.339       261,916
                                                                          2005   1.260       1.288        45,638
                                                                          2004   1.257       1.260        35,778
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).............................. 2007   2.230       2.347            --
                                                                          2006   1.899       2.230     1,637,520
                                                                          2005   1.836       1.899     1,691,857
                                                                          2004   1.706       1.836     1,808,280
 LMPVPI Total Return Subaccount (Class I) (9/98)......................... 2007   1.488       1.535            --
                                                                          2006   1.330       1.488        16,137
                                                                          2005   1.295       1.330        13,795
                                                                          2004   1.198       1.295        20,280
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).............................. 2007   1.913       2.017            --
                                                                          2006   1.627       1.913     3,257,332
                                                                          2005   1.537       1.627     3,231,849
                                                                          2004   1.398       1.537     3,173,539
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)....... 2007   1.333       1.427            --
                                                                          2006   1.187       1.333       424,031
                                                                          2005   1.139       1.187       458,883
                                                                          2004   0.991       1.139       485,743
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.331       1.387            --
                                                                          2006   1.141       1.331       938,693
                                                                          2005   1.112       1.141       676,218
                                                                          2004   1.000       1.112       118,943
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.400       1.548           683
                                                                          2006   1.255       1.400       529,247
                                                                          2005   1.166       1.255       348,775
                                                                          2004   1.000       1.166       145,040
Managed Assets Trust
 Managed Assets Trust (3/97)............................................. 2006   1.968       2.037            --
                                                                          2005   1.907       1.968     3,755,343
                                                                          2004   1.753       1.907     3,701,526
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.609       2.522            --
                                                                          2007   2.475       2.609       467,961
                                                                          2006   2.581       2.475     1,989,099
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   2.363       2.581       787,944
                                                                          2012   2.033       2.363       973,227
                                                                          2011   1.993       2.033     1,126,789
                                                                          2010   1.725       1.993     1,313,771
                                                                          2009   1.178       1.725       963,309
                                                                          2008   1.561       1.178       822,732
                                                                          2007   1.528       1.561       863,101
                                                                          2006   1.440       1.528       170,973
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.446       1.522            --
                                                                          2006   1.357       1.446       178,204
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.421       1.896        50,660

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.260
                                                                                           2011   1.265
                                                                                           2010   1.130
                                                                                           2009   0.954
                                                                                           2008   1.531
                                                                                           2007   1.509
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2013   1.109
                                                                                           2012   0.883
                                                                                           2011   0.938
                                                                                           2010   0.812
                                                                                           2009   0.604
                                                                                           2008   1.040
                                                                                           2007   1.228
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   3.122
                                                                                           2012   2.557
                                                                                           2011   2.776
                                                                                           2010   2.546
                                                                                           2009   1.789
                                                                                           2008   3.094
                                                                                           2007   2.386
                                                                                           2006   2.312
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.991
                                                                                           2012   0.840
                                                                                           2011   0.818
                                                                                           2010   0.665
                                                                                           2009   0.503
                                                                                           2008   0.794
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.110
                                                                                           2012   0.984
                                                                                           2011   1.011
                                                                                           2010   0.907
                                                                                           2009   0.705
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.051
                                                                                           2012   0.911
                                                                                           2011   0.962
                                                                                           2010   0.853
                                                                                           2009   0.640
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.137
                                                                                           2012   1.032
                                                                                           2011   1.036
                                                                                           2010   0.948
                                                                                           2009   0.773
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2013   1.740
                                                                                           2012   1.352
                                                                                           2011   1.581
                                                                                           2010   1.363
                                                                                           2009   0.882
                                                                                           2008   1.497
                                                                                           2007   1.519
                                                                                           2006   1.369
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2013   1.809
                                                                                           2012   1.536
                                                                                           2011   1.568
                                                                                           2010   1.373
                                                                                           2009   1.093
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2013   1.460
                                                                                           2012   1.281
                                                                                           2011   1.338
                                                                                           2010   1.072
                                                                                           2009   0.852
                                                                                           2008   1.401
                                                                                           2007   1.532
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2013   1.565



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.421        36,638
                                                                                           1.260        32,311
                                                                                           1.265       107,948
                                                                                           1.130         2,953
                                                                                           0.954        14,770
                                                                                           1.531       128,068
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.144       916,710
                                                                                           1.109     1,221,078
                                                                                           0.883     1,353,015
                                                                                           0.938     1,375,066
                                                                                           0.812     1,220,900
                                                                                           0.604     1,101,186
                                                                                           1.040     1,321,364
                                                                                           1.228     2,487,870
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.007     3,405,847
                                                                                           3.122     3,624,544
                                                                                           2.557     4,592,561
                                                                                           2.776     4,426,605
                                                                                           2.546     4,099,024
                                                                                           1.789     3,609,955
                                                                                           3.094     3,498,318
                                                                                           2.386     5,027,380
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.436        67,355
                                                                                           0.991        63,878
                                                                                           0.840        32,487
                                                                                           0.818         6,983
                                                                                           0.665         1,778
                                                                                           0.503         2,336
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.308       299,645
                                                                                           1.110       239,198
                                                                                           0.984       199,530
                                                                                           1.011       135,545
                                                                                           0.907        48,287
                                                                                           0.705        42,820
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.308       295,693
                                                                                           1.051       243,506
                                                                                           0.911       207,415
                                                                                           0.962       137,462
                                                                                           0.853        53,093
                                                                                           0.640        18,406
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.283       235,122
                                                                                           1.137       188,467
                                                                                           1.032        88,986
                                                                                           1.036        58,626
                                                                                           0.948        24,467
                                                                                           0.773        20,363
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.262       306,492
                                                                                           1.740       400,903
                                                                                           1.352       433,015
                                                                                           1.581       406,890
                                                                                           1.363       421,657
                                                                                           0.882       258,795
                                                                                           1.497       276,579
                                                                                           1.519       402,379
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.435       125,099
                                                                                           1.809       283,360
                                                                                           1.536       486,236
                                                                                           1.568       521,045
                                                                                           1.373       281,517
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 1.891       127,930
                                                                                           1.460       155,462
                                                                                           1.281       159,576
                                                                                           1.338       184,167
                                                                                           1.072       186,511
                                                                                           0.852       162,716
                                                                                           1.401       217,540
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.186        25,614

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012    1.328       1.565       23,532
                                                                                2011    1.348       1.328       14,554
                                                                                2010    1.072       1.348       31,634
                                                                                2009    0.804       1.072       34,852
                                                                                2008    1.317       0.804       31,883
                                                                                2007    1.189       1.317       27,162
                                                                                2006    1.190       1.189       40,123
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)..................... 2013    1.273       1.687       25,884
                                                                                2012    1.108       1.273       27,942
                                                                                2011    1.240       1.108        3,579
                                                                                2010    1.044       1.240       17,365
                                                                                2009    0.813       1.044       30,638
                                                                                2008    1.094       0.813       36,448
                                                                                2007    1.111       1.094       60,249
                                                                                2006    1.036       1.111       83,233
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009    1.703       1.690           --
                                                                                2008    2.292       1.703    1,040,406
                                                                                2007    2.168       2.292    1,708,065
                                                                                2006    2.037       2.168    4,011,541
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)...................... 2011    0.696       0.742           --
                                                                                2010    0.652       0.696       14,550
                                                                                2009    0.476       0.652       10,962
                                                                                2008    0.906       0.476           --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *............... 2013    3.841       4.481       11,156
                                                                                2012    3.296       3.841       10,178
                                                                                2011    3.358       3.296        9,132
                                                                                2010    2.760       3.358        8,250
                                                                                2009    1.969       2.760        8,766
                                                                                2008    3.253       1.969      161,441
                                                                                2007    2.688       3.253      169,878
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013    2.590       2.785       82,766
                                                                                2012    2.302       2.590       84,506
                                                                                2011    2.209       2.302       89,531
                                                                                2010    1.964       2.209      100,445
                                                                                2009    1.441       1.964      101,707
                                                                                2008    1.776       1.441      164,857
                                                                                2007    1.673       1.776      182,051
                                                                                2006    1.585       1.673      601,988
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009    0.651       0.621           --
                                                                                2008    1.142       0.651       38,830
                                                                                2007    1.027       1.142       39,331
                                                                                2006    1.033       1.027      173,133
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013    1.092       1.406      588,824
                                                                                2012    0.941       1.092      444,050
                                                                                2011    1.093       0.941      373,843
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)............ 2013   10.840      11.395           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013    3.613       3.419       55,029
                                                                                2012    3.052       3.613       81,629
                                                                                2011    3.764       3.052       95,800
                                                                                2010    3.054       3.764      111,897
                                                                                2009    1.816       3.054      216,834
                                                                                2008    4.094       1.816      208,396
                                                                                2007    3.227       4.094      165,682
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013    1.438       1.705      251,790
                                                                                2012    1.240       1.438      297,984
                                                                                2011    1.397       1.240      407,878
                                                                                2010    1.262       1.397      374,668
                                                                                2009    0.965       1.262      416,642
                                                                                2008    1.684       0.965      451,543
                                                                                2007    1.593       1.684      505,549
 MIST MLA Mid Cap Subaccount (Class A) (4/07).................................. 2013    2.650       2.881           --

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012    2.525       2.650      429,948
                                                                          2011    2.677       2.525      527,129
                                                                          2010    2.185       2.677      496,271
                                                                          2009    1.603       2.185      514,501
                                                                          2008    1.103       1.603      445,991
                                                                          2007    1.237       1.103       12,283
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2013    1.098       1.517       59,753
                                                                          2012    1.011       1.098       66,561
                                                                          2011    1.093       1.011      100,028
                                                                          2010    0.832       1.093      108,020
                                                                          2009    0.532       0.832       61,048
                                                                          2008    0.953       0.532       30,690
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012    0.917       1.034           --
                                                                          2011    0.932       0.917      321,699
                                                                          2010    0.855       0.932      279,044
                                                                          2009    0.597       0.855      248,181
                                                                          2008    1.059       0.597      348,272
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2013    1.180       1.495      470,321
                                                                          2012    0.977       1.180      504,363
                                                                          2011    1.071       0.977      485,285
                                                                          2010    0.927       1.071      547,136
                                                                          2009    0.665       0.927      523,869
                                                                          2008    1.122       0.665      733,293
                                                                          2007    1.060       1.122      925,817
                                                                          2006    0.996       1.060    1,099,185
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013    1.159       1.465    2,335,741
                                                                          2012    0.963       1.159    2,272,882
                                                                          2011    1.057       0.963    2,574,150
                                                                          2010    0.917       1.057    2,786,874
                                                                          2009    0.660       0.917    2,944,426
                                                                          2008    1.117       0.660    2,276,973
                                                                          2007    1.058       1.117    2,995,606
                                                                          2006    0.996       1.058    3,198,641
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2013    1.549       1.401      691,395
                                                                          2012    1.425       1.549    1,037,515
                                                                          2011    1.286       1.425      694,688
                                                                          2010    1.198       1.286      707,526
                                                                          2009    1.018       1.198      654,510
                                                                          2008    1.097       1.018      879,320
                                                                          2007    1.029       1.097       57,179
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013    2.065       2.014    3,186,971
                                                                          2012    1.901       2.065    5,255,625
                                                                          2011    1.854       1.901    6,897,380
                                                                          2010    1.724       1.854    5,348,047
                                                                          2009    1.537       1.724    2,664,935
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013    1.682       2.225       91,623
                                                                          2012    1.530       1.682       99,137
                                                                          2011    1.613       1.530      106,516
                                                                          2010    1.396       1.613      181,948
                                                                          2009    1.134       1.396      208,590
                                                                          2008    1.698       1.134      161,779
                                                                          2007    1.627       1.698      167,853
                                                                          2006    1.503       1.627      276,112
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.129       1.250           --
                                                                          2006    1.065       1.129       11,663
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013    2.684       2.709      433,932
                                                                          2012    2.419       2.684      538,851
                                                                          2011    2.348       2.419      684,209
                                                                          2010    2.106       2.348      714,453
                                                                          2009    1.592       2.106      586,022
                                                                          2008    1.794       1.592      323,848
                                                                          2007    1.692       1.794      190,481
                                                                          2006    1.623       1.692      327,220
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13).......... 2013   10.218      10.814           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013    1.088       1.447      568,818

                        GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   0.928       1.088       665,101
                                                                            2011   0.972       0.928       692,178
                                                                            2010   0.836       0.972       843,204
                                                                            2009   0.710       0.836       838,176
                                                                            2008   1.121       0.710       887,147
                                                                            2007   1.085       1.121       988,521
                                                                            2006   1.001       1.085     3,522,600
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 2013   1.443       1.900     1,025,730
                                                                            2012   1.231       1.443     1,230,951
                                                                            2011   1.360       1.231     1,680,695
                                                                            2010   1.141       1.360     1,755,586
                                                                            2009   0.908       1.141     1,622,276
                                                                            2008   1.302       0.908     1,412,540
                                                                            2007   1.350       1.302     1,323,664
                                                                            2006   1.320       1.350       285,980
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.762       1.830            --
                                                                            2006   1.700       1.762     1,089,845
                                                                            2005   1.675       1.700       764,679
                                                                            2004   1.610       1.675       742,031
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   2.000       2.159            --
                                                                            2006   1.591       2.000     1,663,353
                                                                            2005   1.396       1.591     1,025,647
                                                                            2004   1.223       1.396     1,014,954
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.448       1.521            --
                                                                            2006   1.294       1.448     1,450,173
                                                                            2005   1.221       1.294       779,759
                                                                            2004   1.116       1.221       702,789
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.907       1.916            --
                                                                            2006   1.688       1.907     1,380,843
                                                                            2005   1.583       1.688     1,192,206
                                                                            2004   1.386       1.583     1,129,046
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.377       2.308       466,638
                                                                            2012   2.302       2.377       564,487
                                                                            2011   2.154       2.302     1,164,754
                                                                            2010   2.043       2.154       924,433
                                                                            2009   1.954       2.043       841,340
                                                                            2008   1.855       1.954       809,872
                                                                            2007   1.828       1.855       799,904
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   2.035       2.007       343,249
                                                                            2012   1.903       2.035       615,261
                                                                            2011   1.797       1.903       860,094
                                                                            2010   1.669       1.797       701,280
                                                                            2009   1.534       1.669       385,373
                                                                            2008   1.597       1.534       367,198
                                                                            2007   1.512       1.597       361,988
                                                                            2006   1.446       1.512       426,709
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.353       1.805       705,131
                                                                            2012   1.190       1.353     1,020,932
                                                                            2011   1.315       1.190     1,624,034
                                                                            2010   1.104       1.315     1,335,805
                                                                            2009   0.871       1.104       807,801
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.238       2.335            --
                                                                            2008   3.441       2.238            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)..................... 2013   2.068       2.479       689,360
                                                                            2012   1.852       2.068       768,061
                                                                            2011   1.795       1.852     1,093,351
                                                                            2010   1.647       1.795     1,182,794
                                                                            2009   1.412       1.647     1,273,020
                                                                            2008   1.889       1.412        37,614
                                                                            2007   1.862       1.889        37,628
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2013   1.360       1.781       726,311

                            GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.200       1.360       686,276
                                                                                    2011   1.183       1.200       622,195
                                                                                    2010   1.093       1.183       577,571
                                                                                    2009   0.990       1.093       553,093
                                                                                    2008   1.443       0.990        57,091
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2013   1.301       1.294     4,637,156
                                                                                    2012   1.309       1.301     5,027,198
                                                                                    2011   1.317       1.309     5,331,105
                                                                                    2010   1.325       1.317     6,929,273
                                                                                    2009   1.327       1.325     7,240,947
                                                                                    2008   1.298       1.327     6,489,414
                                                                                    2007   1.243       1.298     4,676,190
                                                                                    2006   1.208       1.243     6,745,690
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.................... 2009   0.655       0.650            --
                                                                                    2008   1.102       0.655        97,511
                                                                                    2007   1.156       1.102        96,900
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.314       1.747       234,518
                                                                                    2012   1.172       1.314       289,203
                                                                                    2011   1.228       1.172       370,706
                                                                                    2010   1.103       1.228       380,539
                                                                                    2009   0.841       1.103       368,495
                                                                                    2008   1.353       0.841       324,641
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.810       0.848            --
                                                                                    2008   1.476       0.810       820,592
                                                                                    2007   1.429       1.476       886,897
                                                                                    2006   1.400       1.429     1,791,470
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.589       1.754            --
                                                                                    2012   1.382       1.589       761,482
                                                                                    2011   1.483       1.382     1,141,787
                                                                                    2010   1.304       1.483     1,118,553
                                                                                    2009   1.078       1.304       912,029
                                                                                    2008   1.777       1.078       832,281
                                                                                    2007   1.718       1.777       987,838
                                                                                    2006   1.663       1.718     2,168,353
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.595       2.103        60,383
                                                                                    2012   1.447       1.595        58,097
                                                                                    2011   1.503       1.447        55,452
                                                                                    2010   1.313       1.503        78,418
                                                                                    2009   0.885       1.313        87,510
                                                                                    2008   1.641       0.885       166,185
                                                                                    2007   1.371       1.641       185,965
                                                                                    2006   1.395       1.371       370,903
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013   0.999       1.361       385,728
                                                                                    2012   1.030       0.999       384,403
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.909       1.044            --
                                                                                    2011   0.913       0.909        44,597
                                                                                    2010   0.825       0.913        46,826
                                                                                    2009   0.595       0.825        91,416
                                                                                    2008   0.892       0.595        88,279
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011   1.008       1.096            --
                                                                                    2010   0.877       1.008       652,513
                                                                                    2009   0.671       0.877       452,347
                                                                                    2008   1.133       0.671       353,152
                                                                                    2007   1.104       1.133       184,278
                                                                                    2006   1.000       1.104        68,049
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013   1.378       1.429       317,837
                                                                                    2012   1.270       1.378       276,080
                                                                                    2011   1.237       1.270       105,207
                                                                                    2010   1.131       1.237       335,414
                                                                                    2009   0.944       1.131       230,078
                                                                                    2008   1.109       0.944       159,419
                                                                                    2007   1.057       1.109       116,509
                                                                                    2006   1.000       1.057        42,701
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013   1.324       1.460       749,425

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2012    1.195       1.324      668,656
                                                                                 2011    1.190       1.195      569,123
                                                                                 2010    1.073       1.190      943,691
                                                                                 2009    0.873       1.073      647,874
                                                                                 2008    1.120       0.873      554,788
                                                                                 2007    1.075       1.120      379,547
                                                                                 2006    1.000       1.075      341,858
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13).................... 2013   23.816      27.880           10
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06).................... 2013    1.255       1.472    3,018,608
                                                                                 2012    1.115       1.255    2,473,745
                                                                                 2011    1.137       1.115    2,288,618
                                                                                 2010    1.011       1.137    2,752,499
                                                                                 2009    0.804       1.011    1,815,955
                                                                                 2008    1.133       0.804    1,607,447
                                                                                 2007    1.092       1.133    1,362,538
                                                                                 2006    1.000       1.092      458,707
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)...... 2013    1.186       1.466    1,779,260
                                                                                 2012    1.034       1.186    1,409,873
                                                                                 2011    1.081       1.034    1,205,580
                                                                                 2010    0.948       1.081    2,750,499
                                                                                 2009    0.739       0.948    2,516,836
                                                                                 2008    1.146       0.739    2,123,002
                                                                                 2007    1.110       1.146    2,019,152
                                                                                 2006    1.000       1.110      593,896
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 2013    2.421       3.178    1,961,035
                                                                                 2012    2.104       2.421    2,205,793
                                                                                 2011    2.078       2.104    2,985,130
                                                                                 2010    1.820       2.078    3,205,205
                                                                                 2009    1.450       1.820    3,424,479
                                                                                 2008    2.319       1.450    1,173,180
                                                                                 2007    2.323       2.319    1,244,922
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2013    2.620       3.093    2,105,540
                                                                                 2012    2.367       2.620    2,321,778
                                                                                 2011    2.330       2.367    2,608,318
                                                                                 2010    2.133       2.330    2,877,524
                                                                                 2009    1.813       2.133    2,873,547
                                                                                 2008    2.348       1.813    2,878,662
                                                                                 2007    2.268       2.348    3,607,412
                                                                                 2006    2.107       2.268    6,182,766
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2013    1.597       2.155      611,594
                                                                                 2012    1.378       1.597      260,281
                                                                                 2011    1.374       1.378      426,155
                                                                                 2010    1.241       1.374      269,028
                                                                                 2009    1.033       1.241      316,110
                                                                                 2008    1.540       1.033      335,922
                                                                                 2007    1.440       1.540      377,227
                                                                                 2006    1.294       1.440      431,997
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.................... 2013    1.726       2.091      653,976
                                                                                 2012    1.467       1.726      763,665
                                                                                 2011    1.687       1.467    1,017,526
                                                                                 2010    1.569       1.687    1,053,491
                                                                                 2009    1.226       1.569    1,082,312
                                                                                 2008    2.130       1.226    1,077,589
                                                                                 2007    2.180       2.130    1,116,736
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2013    2.901       3.648      367,028
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................. 2013    2.192       3.020      556,896
                                                                                 2012    1.896       2.192      589,600
                                                                                 2011    1.989       1.896      746,055
                                                                                 2010    1.576       1.989      809,535
                                                                                 2009    1.258       1.576      769,787
                                                                                 2008    1.904       1.258      692,763
                                                                                 2007    1.958       1.904      673,607
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2013    1.800       2.483       35,410

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.526       1.800        19,728
                                                                                   2011   1.556       1.526        17,174
                                                                                   2010   1.341       1.556         6,522
                                                                                   2009   0.943       1.341         2,051
                                                                                   2008   1.535       0.943        18,997
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.319       3.323       574,025
                                                                                   2012   2.013       2.319       518,324
                                                                                   2011   1.996       2.013       661,884
                                                                                   2010   1.491       1.996       600,423
                                                                                   2009   1.082       1.491       593,019
                                                                                   2008   1.635       1.082       683,628
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.290       2.385            --
                                                                                   2006   2.141       2.290       735,254
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.224       2.197       208,259
                                                                                   2012   2.161       2.224       246,951
                                                                                   2011   2.057       2.161       286,013
                                                                                   2010   1.953       2.057       313,579
                                                                                   2009   1.880       1.953       374,483
                                                                                   2008   1.896       1.880       442,793
                                                                                   2007   1.825       1.896       351,999
                                                                                   2006   1.752       1.825       760,014
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.193       1.208            --
                                                                                   2005   1.167       1.193     4,050,881
                                                                                   2004   1.162       1.167     3,978,797
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.135       1.203            --
                                                                                   2005   1.080       1.135        17,479
                                                                                   2004   1.000       1.080         5,160
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   1.001       1.025            --
                                                                                   2006   1.000       1.001       233,636
                                                                                   2005   1.000       1.000        13,021
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.479       1.533            --
                                                                                   2008   1.420       1.479     1,631,914
                                                                                   2007   1.313       1.420       783,061
                                                                                   2006   1.272       1.313     2,580,553
                                                                                   2005   1.249       1.272     2,017,831
                                                                                   2004   1.198       1.249     1,808,655
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.027       0.956            --
                                                                                   2007   0.936       1.027        75,092
                                                                                   2006   0.848       0.936        69,420
                                                                                   2005   0.796       0.848        67,921
                                                                                   2004   0.744       0.796        71,306
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.474       1.601            --
                                                                                   2006   1.161       1.474     1,359,619
                                                                                   2005   1.041       1.161     1,294,451
                                                                                   2004   0.901       1.041     1,206,751
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   2.058       2.205            --
                                                                                   2006   1.765       2.058     1,819,487
                                                                                   2005   1.659       1.765     1,767,557
                                                                                   2004   1.322       1.659     1,856,242
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.967       1.033            --
                                                                                   2005   0.894       0.967       156,849
                                                                                   2004   0.845       0.894       145,832
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.483       1.585            --
                                                                                   2005   1.486       1.483       511,555
                                                                                   2004   1.407       1.486       473,032
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   2.356       2.581            --
                                                                                   2005   2.108       2.356     2,238,649
                                                                                   2004   1.821       2.108     2,198,288
 Travelers Equity Income Subaccount (7/97)........................................ 2006   1.578       1.663            --

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.519       1.578     2,235,482
                                                                          2004   1.391       1.519     2,075,369
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.400       1.440            --
                                                                          2005   1.373       1.400           501
                                                                          2004   1.252       1.373           176
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.622       1.685            --
                                                                          2005   1.549       1.622       390,996
                                                                          2004   1.410       1.549       457,493
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.354       1.400            --
                                                                          2005   1.253       1.354       816,919
                                                                          2004   1.184       1.253       795,132
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.274       1.357            --
                                                                          2005   1.144       1.274       180,104
                                                                          2004   0.993       1.144       157,515
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.314       1.395            --
                                                                          2005   1.283       1.314       383,071
                                                                          2004   1.131       1.283       405,733
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   2.035       2.107            --
                                                                          2005   1.988       2.035     3,410,646
                                                                          2004   1.794       1.988     2,807,363
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.194       1.294            --
                                                                          2005   1.128       1.194       115,971
                                                                          2004   1.000       1.128        75,452
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.188       1.369            --
                                                                          2005   1.092       1.188       263,280
                                                                          2004   0.949       1.092       167,658
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.412       1.503            --
                                                                          2005   1.340       1.412       213,115
                                                                          2004   1.213       1.340       303,851
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.009       1.065            --
                                                                          2005   1.000       1.009         2,859
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.602       1.623            --
                                                                          2005   1.554       1.602       218,148
                                                                          2004   1.409       1.554       144,266
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.454       1.446            --
                                                                          2005   1.440       1.454       325,404
                                                                          2004   1.402       1.440       316,329
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.560       1.633            --
                                                                          2005   1.538       1.560       622,816
                                                                          2004   1.404       1.538       669,603
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.030       1.190            --
                                                                          2005   1.000       1.030           749
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.036            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.811       1.752            --
                                                                          2005   1.746       1.811       786,487
                                                                          2004   1.655       1.746       754,697
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.086       1.057            --
                                                                          2008   1.702       1.086       216,838
                                                                          2007   1.753       1.702       245,445
                                                                          2006   1.520       1.753       285,286
                                                                          2005   1.469       1.520       116,311
                                                                          2004   1.258       1.469        96,505
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.593       0.610            --
                                                                          2008   1.048       0.593         3,421
                                                                          2007   0.938       1.048         3,421
                                                                          2006   0.884       0.938        46,218
                                                                          2005   0.824       0.884        32,816
                                                                          2004   0.799       0.824        28,823
Wells Fargo Variable Trust

               GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                     UNIT      UNIT     NUMBER OF
                                                                    VALUE      VALUE      UNITS
                                                                      AT        AT     OUTSTANDING
                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                             YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------- ------ ----------- -------- ------------
 Wells Fargo VT Small Cap Value Subaccount (9/98)........ 2013   2.370       2.704         1,365
                                                          2012   2.092       2.370         6,837
                                                          2011   2.269       2.092        31,592
                                                          2010   1.947       2.269        39,119
                                                          2009   1.223       1.947       202,527
                                                          2008   2.219       1.223        29,497
                                                          2007   2.248       2.219        27,265
                                                          2006   1.954       2.248       181,917
                                                          2005   1.687       1.954       185,374
                                                          2004   1.454       1.687       194,987



                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)............... 2007   2.172       2.293            --
                                                                       2006   1.895       2.172            --
                                                                       2005   1.825       1.895     1,552,335
                                                                       2004   1.663       1.825     1,690,996
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.086       1.166            --
                                                                       2006   1.000       1.086        34,874
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.839       0.883            --
                                                                       2005   0.800       0.839        42,257
                                                                       2004   0.763       0.800        77,434
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.917       0.877            --
                                                                       2007   0.793       0.917       128,916
                                                                       2006   0.779       0.793       107,961
                                                                       2005   0.729       0.779        54,699
                                                                       2004   0.688       0.729        93,510
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2013   1.795       2.300        58,786
                                                                       2012   1.476       1.795        43,491
                                                                       2011   1.633       1.476        61,935
                                                                       2010   1.473       1.633        68,332
                                                                       2009   1.044       1.473        69,361
                                                                       2008   1.708       1.044       120,682
                                                                       2007   1.499       1.708       123,531
                                                                       2006   1.255       1.499        78,462
                                                                       2005   1.109       1.255         8,379
                                                                       2004   1.000       1.109         8,379
 American Funds Growth Subaccount (Class 2) (5/04).................... 2013   1.540       1.988        80,589
                                                                       2012   1.317       1.540       182,911
                                                                       2011   1.387       1.317       253,411
                                                                       2010   1.178       1.387       233,275
                                                                       2009   0.852       1.178       222,115
                                                                       2008   1.532       0.852       167,479
                                                                       2007   1.375       1.532       197,035
                                                                       2006   1.258       1.375       182,381
                                                                       2005   1.091       1.258       119,350
                                                                       2004   1.000       1.091            --
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2013   1.363       1.805       101,424
                                                                       2012   1.170       1.363       108,938
                                                                       2011   1.201       1.170       118,697
                                                                       2010   1.086       1.201       135,008
                                                                       2009   0.834       1.086       123,680
                                                                       2008   1.353       0.834        97,490
                                                                       2007   1.299       1.353       101,446
                                                                       2006   1.136       1.299        87,077
                                                                       2005   1.082       1.136        37,529
                                                                       2004   1.000       1.082           373
Capital Appreciation Fund

                             GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Capital Appreciation Fund (1/97)..................................................... 2006   2.286       2.268            --
                                                                                       2005   1.950       2.286     5,433,855
                                                                                       2004   1.644       1.950     5,510,261
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)............................... 2007   3.040       3.193            --
                                                                                       2006   2.312       3.040       239,778
                                                                                       2005   1.822       2.312       250,748
                                                                                       2004   1.470       1.822       247,726
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.567       3.378            --
                                                                                       2005   2.415       2.567       296,129
                                                                                       2004   1.853       2.415       295,879
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............. 2013   3.346       4.431       280,891
                                                                                       2012   2.961       3.346       320,646
                                                                                       2011   3.025       2.961       374,903
                                                                                       2010   2.305       3.025       397,309
                                                                                       2009   1.763       2.305       393,993
                                                                                       2008   2.534       1.763       377,676
                                                                                       2007   2.736       2.534       445,402
                                                                                       2006   2.373       2.736       448,108
                                                                                       2005   2.186       2.373       944,746
                                                                                       2004   1.814       2.186       977,812
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.388       1.332            --
                                                                                       2007   1.306       1.388     4,769,937
                                                                                       2006   1.131       1.306     5,398,065
                                                                                       2005   1.092       1.131     6,399,684
                                                                                       2004   1.048       1.092     7,461,713
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.691       1.601            --
                                                                                       2007   1.917       1.691     1,694,486
                                                                                       2006   1.862       1.917     1,787,672
                                                                                       2005   1.774       1.862     2,255,092
                                                                                       2004   1.606       1.774     2,350,402
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97)..................... 2007   1.744       1.830            --
                                                                                       2006   1.638       1.744            --
                                                                                       2005   1.587       1.638     1,369,326
                                                                                       2004   1.517       1.587     1,480,270
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................. 2013   1.814       2.357       745,118
                                                                                       2012   1.575       1.814       873,350
                                                                                       2011   1.633       1.575       979,830
                                                                                       2010   1.408       1.633     1,034,999
                                                                                       2009   1.048       1.408     1,169,601
                                                                                       2008   1.842       1.048     1,169,357
                                                                                       2007   1.583       1.842     1,010,307
                                                                                       2006   1.432       1.583     1,003,656
                                                                                       2005   1.238       1.432       875,070
                                                                                       2004   1.083       1.238       840,729
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2013   1.485       2.037        38,801
                                                                                       2012   1.225       1.485        31,972
                                                                                       2011   1.270       1.225        26,834
                                                                                       2010   1.085       1.270        40,243
                                                                                       2009   0.805       1.085        39,370
                                                                                       2008   1.384       0.805        43,976
                                                                                       2007   1.307       1.384        37,548
                                                                                       2006   1.158       1.307        55,352
                                                                                       2005   0.967       1.158        33,158
                                                                                       2004   0.962       0.967        39,094
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 2013   2.285       2.905            --

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.964       2.285            --
                                                                                   2011   1.960       1.964            --
                                                                                   2010   1.716       1.960            --
                                                                                   2009   1.329       1.716            --
                                                                                   2008   2.335       1.329            --
                                                                                   2007   2.319       2.335            79
                                                                                   2006   1.945       2.319            79
                                                                                   2005   1.852       1.945     2,120,920
                                                                                   2004   1.674       1.852     2,302,232
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)........................... 2008   2.175       2.001            --
                                                                                   2007   1.727       2.175           142
                                                                                   2006   1.629       1.727           142
                                                                                   2005   1.552       1.629     3,378,817
                                                                                   2004   1.514       1.552     3,845,340
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)...................... 2013   1.838       1.932            --
                                                                                   2012   1.622       1.838            --
                                                                                   2011   1.572       1.622            --
                                                                                   2010   1.392       1.572            --
                                                                                   2009   0.975       1.392            --
                                                                                   2008   1.310       0.975            --
                                                                                   2007   1.284       1.310            --
                                                                                   2006   1.164       1.284            --
                                                                                   2005   1.142       1.164       187,401
                                                                                   2004   1.051       1.142       256,356
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 2013   2.486       3.350       792,885
                                                                                   2012   2.187       2.486       673,835
                                                                                   2011   2.473       2.187       824,587
                                                                                   2010   1.939       2.473       926,233
                                                                                   2009   1.399       1.939       868,005
                                                                                   2008   2.334       1.399       778,711
                                                                                   2007   2.040       2.334       682,204
                                                                                   2006   1.830       2.040       653,948
                                                                                   2005   1.563       1.830       524,518
                                                                                   2004   1.264       1.563       473,022
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 2006   1.475       1.732            --
                                                                                   2005   1.345       1.475        37,259
                                                                                   2004   1.204       1.345        35,258
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.223       2.185        49,596
                                                                                   2012   1.980       2.223        46,457
                                                                                   2011   2.372       1.980        40,539
                                                                                   2010   2.034       2.372        34,292
                                                                                   2009   1.188       2.034        15,493
                                                                                   2008   2.532       1.188        13,032
                                                                                   2007   1.982       2.532        63,148
                                                                                   2006   1.559       1.982        48,998
                                                                                   2005   1.234       1.559            78
                                                                                   2004   1.000       1.234            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.568       1.913        57,348
                                                                                   2012   1.337       1.568       100,488
                                                                                   2011   1.508       1.337        90,811
                                                                                   2010   1.402       1.508        95,027
                                                                                   2009   1.032       1.402       111,986
                                                                                   2008   1.744       1.032        41,486
                                                                                   2007   1.523       1.744        47,238
                                                                                   2006   1.264       1.523        30,802
                                                                                   2005   1.156       1.264        17,385
                                                                                   2004   1.000       1.156         7,482
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)............ 2007   2.497       2.649            --
                                                                                   2006   2.073       2.497            --
                                                                                   2005   2.012       2.073       373,925
                                                                                   2004   1.750       2.012       356,823
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.147       2.517            --
                                                                                   2005   1.984       2.147     1,139,783
                                                                                   2004   1.721       1.984     1,180,397
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 2006   1.216       1.469            --

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2005   1.126       1.216        90,279
                                                                                 2004   1.000       1.126        12,517
High Yield Bond Trust
 High Yield Bond Trust (3/97)................................................... 2006   2.049       2.101            --
                                                                                 2005   2.039       2.049       681,925
                                                                                 2004   1.890       2.039       727,263
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)........................ 2006   1.153       1.195            --
                                                                                 2005   1.080       1.153       208,490
                                                                                 2004   1.005       1.080       228,246
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)...................... 2013   1.494       1.957       178,610
                                                                                 2012   1.287       1.494       113,604
                                                                                 2011   1.319       1.287       117,567
                                                                                 2010   1.060       1.319       144,776
                                                                                 2009   0.740       1.060       126,535
                                                                                 2008   1.328       0.740        96,775
                                                                                 2007   1.099       1.328       163,043
                                                                                 2006   0.978       1.099       146,078
                                                                                 2005   0.880       0.978       128,612
                                                                                 2004   0.736       0.880       134,271
 Janus Aspen Global Research Subaccount (Service Shares) (7/01)................. 2013   0.908       1.154        52,881
                                                                                 2012   0.764       0.908        57,658
                                                                                 2011   0.895       0.764        71,744
                                                                                 2010   0.781       0.895       157,931
                                                                                 2009   0.573       0.781       151,838
                                                                                 2008   1.046       0.573       234,801
                                                                                 2007   0.965       1.046       185,888
                                                                                 2006   0.824       0.965       180,791
                                                                                 2005   0.787       0.824       182,884
                                                                                 2004   0.759       0.787       201,672
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04).................................. 2006   1.162       1.314            --
                                                                                 2005   1.127       1.162         4,680
                                                                                 2004   1.000       1.127           781
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)...................... 2007   0.996       1.063            --
                                                                                 2006   0.935       0.996        41,797
                                                                                 2005   0.887       0.935        43,968
                                                                                 2004   0.869       0.887        53,043
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)...... 2013   1.301       1.908       798,330
                                                                                 2012   1.105       1.301       818,588
                                                                                 2011   1.087       1.105       900,024
                                                                                 2010   0.877       1.087     1,110,105
                                                                                 2009   0.657       0.877     1,203,747
                                                                                 2008   1.111       0.657     1,460,329
                                                                                 2007   1.103       1.111     1,861,761
                                                                                 2006   1.022       1.103     2,035,461
                                                                                 2005   0.923       1.022     2,067,086
                                                                                 2004   0.846       0.923     2,306,943
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01).......... 2013   1.278       1.675       946,918
                                                                                 2012   1.120       1.278       997,587
                                                                                 2011   1.204       1.120     1,014,699
                                                                                 2010   1.041       1.204     1,134,861
                                                                                 2009   0.811       1.041     1,279,307
                                                                                 2008   1.289       0.811     1,554,778
                                                                                 2007   1.283       1.289     1,950,355
                                                                                 2006   1.107       1.283       842,881
                                                                                 2005   1.065       1.107       911,292
                                                                                 2004   0.992       1.065     1,099,073
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)........... 2013   1.450       1.870       135,184

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.260
                                                                                           2011   1.238
                                                                                           2010   1.108
                                                                                           2009   0.915
                                                                                           2008   1.305
                                                                                           2007   1.213
                                                                                           2006   1.065
                                                                                           2005   1.029
                                                                                           2004   0.954
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01).......................... 2011   0.964
                                                                                           2010   0.869
                                                                                           2009   0.717
                                                                                           2008   1.012
                                                                                           2007   0.959
                                                                                           2006   0.819
                                                                                           2005   0.828
                                                                                           2004   0.807
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2013   1.612
                                                                                           2012   1.422
                                                                                           2011   1.329
                                                                                           2010   1.193
                                                                                           2009   0.979
                                                                                           2008   1.518
                                                                                           2007   1.503
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2013   1.893
                                                                                           2012   1.586
                                                                                           2011   1.609
                                                                                           2010   1.477
                                                                                           2009   1.045
                                                                                           2008   1.680
                                                                                           2007   1.609
                                                                                           2006   1.550
                                                                                           2005   1.485
                                                                                           2004   1.492
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2013   2.099
                                                                                           2012   1.816
                                                                                           2011   1.744
                                                                                           2010   1.606
                                                                                           2009   1.300
                                                                                           2008   2.036
                                                                                           2007   1.976
                                                                                           2006   1.684
                                                                                           2005   1.593
                                                                                           2004   1.455
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
                                                                                           2007   1.238
                                                                                           2006   1.107
                                                                                           2005   1.064
                                                                                           2004   0.932
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.695
                                                                                           2008   1.122
                                                                                           2007   1.078
                                                                                           2006   0.944
                                                                                           2005   0.912
                                                                                           2004   0.834
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
                                                                                           2007   1.419
                                                                                           2006   1.137
                                                                                           2005   1.026
                                                                                           2004   0.877



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.450       123,849
                                                                                           1.260       126,706
                                                                                           1.238       138,304
                                                                                           1.108       128,557
                                                                                           0.915       123,669
                                                                                           1.305       158,562
                                                                                           1.213       165,780
                                                                                           1.065       146,476
                                                                                           1.029       330,800
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01).......................... 1.050            --
                                                                                           0.964        88,598
                                                                                           0.869        92,353
                                                                                           0.717        83,877
                                                                                           1.012        80,250
                                                                                           0.959        76,007
                                                                                           0.819        27,471
                                                                                           0.828        37,131
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2.013        52,484
                                                                                           1.612        61,448
                                                                                           1.422        57,718
                                                                                           1.329        87,789
                                                                                           1.193       111,247
                                                                                           0.979        35,053
                                                                                           1.518        59,302
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2.589       702,521
                                                                                           1.893       737,333
                                                                                           1.586       760,582
                                                                                           1.609       832,798
                                                                                           1.477       933,239
                                                                                           1.045     1,050,989
                                                                                           1.680     1,277,043
                                                                                           1.609     1,369,820
                                                                                           1.550     1,537,096
                                                                                           1.485     1,743,036
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2.756       401,938
                                                                                           2.099       403,735
                                                                                           1.816       424,412
                                                                                           1.744       418,389
                                                                                           1.606       399,546
                                                                                           1.300       403,502
                                                                                           2.036       473,560
                                                                                           1.976       483,508
                                                                                           1.684       472,194
                                                                                           1.593       565,592
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
                                                                                           1.352        89,982
                                                                                           1.238        38,816
                                                                                           1.107        35,017
                                                                                           1.064        42,130
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.679            --
                                                                                           0.695     4,637,187
                                                                                           1.122     5,110,031
                                                                                           1.078     5,081,450
                                                                                           0.944     5,331,880
                                                                                           0.912     5,804,754
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
                                                                                           1.497     1,272,608
                                                                                           1.419     1,325,448
                                                                                           1.137     1,606,882
                                                                                           1.026     1,767,015

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)........ 2013   2.182       2.569       261,427
                                                                                2012   1.987       2.182       310,965
                                                                                2011   2.003       1.987       357,833
                                                                                2010   1.800       2.003       401,515
                                                                                2009   1.477       1.800       470,872
                                                                                2008   1.991       1.477       486,894
                                                                                2007   1.810       1.991       552,507
                                                                                2006   1.694       1.810       595,003
                                                                                2005   1.636       1.694       755,351
                                                                                2004   1.552       1.636       907,516
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)........ 2011   1.045       1.035            --
                                                                                2010   0.965       1.045        43,466
                                                                                2009   0.828       0.965        59,069
                                                                                2008   1.059       0.828            --
                                                                                2007   1.054       1.059            --
                                                                                2006   1.020       1.054            --
                                                                                2005   1.005       1.020            --
                                                                                2004   1.001       1.005            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96).................. 2013   2.337       2.532       100,217
                                                                                2012   1.999       2.337       106,077
                                                                                2011   1.968       1.999       110,910
                                                                                2010   1.701       1.968       126,578
                                                                                2009   1.072       1.701       296,572
                                                                                2008   1.543       1.072       178,560
                                                                                2007   1.551       1.543       183,374
                                                                                2006   1.409       1.551       202,593
                                                                                2005   1.384       1.409       255,339
                                                                                2004   1.263       1.384       289,938
 LMPVIT Western Asset Variable Money Market Subaccount (3/97).................. 2010   1.382       1.378            --
                                                                                2009   1.390       1.382       126,643
                                                                                2008   1.365       1.390        84,653
                                                                                2007   1.312       1.365        56,007
                                                                                2006   1.264       1.312        67,656
                                                                                2005   1.239       1.264       480,686
                                                                                2004   1.238       1.239       467,624
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).................................... 2007   2.194       2.308            --
                                                                                2006   1.872       2.194       774,965
                                                                                2005   1.814       1.872       876,893
                                                                                2004   1.688       1.814       994,556
 LMPVPI Total Return Subaccount (Class I) (9/98)............................... 2007   1.463       1.509            --
                                                                                2006   1.310       1.463        92,054
                                                                                2005   1.278       1.310        83,926
                                                                                2004   1.185       1.278        80,303
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).................................... 2007   1.874       1.975            --
                                                                                2006   1.597       1.874         4,956
                                                                                2005   1.512       1.597       279,796
                                                                                2004   1.378       1.512       307,347
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)............. 2007   1.318       1.410            --
                                                                                2006   1.176       1.318        30,084
                                                                                2005   1.130       1.176        28,961
                                                                                2004   0.986       1.130        33,390
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).................... 2007   1.323       1.379            --
                                                                                2006   1.138       1.323        27,510
                                                                                2005   1.111       1.138        22,794
                                                                                2004   1.000       1.111        22,529
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)........................ 2007   1.392       1.539            --
                                                                                2006   1.251       1.392        24,859
                                                                                2005   1.165       1.251        16,831
                                                                                2004   1.000       1.165         3,684
Managed Assets Trust
 Managed Assets Trust (3/97)................................................... 2006   1.932       1.999            --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2005   1.876
                                                                                           2004   1.728
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.561
                                                                                           2007   2.434
                                                                                           2006   2.542
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2013   2.292
                                                                                           2012   1.976
                                                                                           2011   1.941
                                                                                           2010   1.683
                                                                                           2009   1.152
                                                                                           2008   1.530
                                                                                           2007   1.501
                                                                                           2006   1.416
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 2007   1.423
                                                                                           2006   1.336
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 2013   1.382
                                                                                           2012   1.227
                                                                                           2011   1.234
                                                                                           2010   1.105
                                                                                           2009   0.935
                                                                                           2008   1.503
                                                                                           2007   1.483
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2013   1.094
                                                                                           2012   0.874
                                                                                           2011   0.930
                                                                                           2010   0.806
                                                                                           2009   0.601
                                                                                           2008   1.037
                                                                                           2007   1.227
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
                                                                                           2007   2.338
                                                                                           2006   2.268
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.126
                                                                                           2012   1.024
                                                                                           2011   1.031
                                                                                           2010   0.945
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2013   1.687



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.932     2,925,625
                                                                                           1.876     3,344,096
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.475            --
                                                                                           2.561       398,951
                                                                                           2.434       409,884
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.498       275,613
                                                                                           2.292       272,317
                                                                                           1.976       276,989
                                                                                           1.941       419,238
                                                                                           1.683       438,838
                                                                                           1.152       494,734
                                                                                           1.530       582,243
                                                                                           1.501         8,875
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 1.496            --
                                                                                           1.423       478,768
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 1.839       241,202
                                                                                           1.382       276,003
                                                                                           1.227       335,282
                                                                                           1.234       388,161
                                                                                           1.105       436,974
                                                                                           0.935       412,186
                                                                                           1.503       460,523
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.126       580,250
                                                                                           1.094       559,717
                                                                                           0.874       572,860
                                                                                           0.930       622,625
                                                                                           0.806       633,592
                                                                                           0.601       570,444
                                                                                           1.037       743,345
                                                                                           1.227       836,142
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
                                                                                           3.026       751,713
                                                                                           2.338       745,244
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.268        28,361
                                                                                           1.126        12,877
                                                                                           1.024         7,940
                                                                                           1.031        12,461
                                                                                           0.945        17,485
                                                                                           0.772        16,998
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.189       629,412

                        GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012    1.314       1.687      658,953
                                                                            2011    1.539       1.314      631,730
                                                                            2010    1.330       1.539      750,109
                                                                            2009    0.862       1.330      757,256
                                                                            2008    1.466       0.862      754,532
                                                                            2007    1.491       1.466      849,683
                                                                            2006    1.346       1.491      727,494
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013    1.774       2.383       92,501
                                                                            2012    1.509       1.774       21,917
                                                                            2011    1.544       1.509       25,264
                                                                            2010    1.355       1.544       19,392
                                                                            2009    1.080       1.355       13,794
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07).................... 2013    1.435       1.855      146,908
                                                                            2012    1.261       1.435      149,033
                                                                            2011    1.320       1.261      264,062
                                                                            2010    1.060       1.320      191,893
                                                                            2009    0.845       1.060      181,879
                                                                            2008    1.390       0.845      127,758
                                                                            2007    1.523       1.390       78,940
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013    1.541       2.149        6,791
                                                                            2012    1.311       1.541        2,378
                                                                            2011    1.333       1.311          978
                                                                            2010    1.063       1.333          167
                                                                            2009    0.798       1.063           --
                                                                            2008    1.310       0.798           --
                                                                            2007    1.186       1.310           --
                                                                            2006    1.188       1.186           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013    1.256       1.661       19,560
                                                                            2012    1.095       1.256       13,741
                                                                            2011    1.228       1.095        6,118
                                                                            2010    1.036       1.228        2,457
                                                                            2009    0.809       1.036           --
                                                                            2008    1.090       0.809           --
                                                                            2007    1.110       1.090           --
                                                                            2006    1.035       1.110           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009    1.662       1.648           --
                                                                            2008    2.241       1.662    1,402,647
                                                                            2007    2.124       2.241    1,802,979
                                                                            2006    1.999       2.124    1,988,804
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011    0.689       0.734           --
                                                                            2010    0.647       0.689          636
                                                                            2009    0.473       0.647          849
                                                                            2008    0.902       0.473           --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2013    3.719       4.329           --
                                                                            2012    3.197       3.719           --
                                                                            2011    3.264       3.197           --
                                                                            2010    2.688       3.264           --
                                                                            2009    1.922       2.688           --
                                                                            2008    3.181       1.922           --
                                                                            2007    2.632       3.181           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013    2.522       2.706        3,394
                                                                            2012    2.246       2.522        6,794
                                                                            2011    2.160       2.246        6,125
                                                                            2010    1.924       2.160       25,786
                                                                            2009    1.414       1.924       22,337
                                                                            2008    1.747       1.414       22,931
                                                                            2007    1.648       1.747        6,247
                                                                            2006    1.564       1.648        5,820
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009    0.641       0.611           --
                                                                            2008    1.127       0.641      796,158
                                                                            2007    1.015       1.127      892,684
                                                                            2006    1.022       1.015    1,009,228
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2013    1.077       1.384    4,122,273
                                                                            2012    0.930       1.077    4,174,272
                                                                            2011    1.081       0.930    4,009,043
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........ 2013   10.829      11.369           --

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   3.512       3.317       135,404
                                                                                2012   2.973       3.512       121,243
                                                                                2011   3.673       2.973       118,155
                                                                                2010   2.986       3.673       163,240
                                                                                2009   1.779       2.986       155,305
                                                                                2008   4.020       1.779       138,295
                                                                                2007   3.173       4.020       197,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.405       1.662       688,149
                                                                                2012   1.214       1.405       835,491
                                                                                2011   1.370       1.214       919,063
                                                                                2010   1.240       1.370       414,854
                                                                                2009   0.950       1.240       567,735
                                                                                2008   1.662       0.950       518,681
                                                                                2007   1.574       1.662       428,893
 MIST MLA Mid Cap Subaccount (Class A) (4/07).................................. 2013   2.575       2.798            --
                                                                                2012   2.459       2.575       222,135
                                                                                2011   2.612       2.459       226,771
                                                                                2010   2.137       2.612       317,112
                                                                                2009   1.570       2.137       314,630
                                                                                2008   1.098       1.570       335,949
                                                                                2007   1.232       1.098            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 2013   1.073       1.479         7,753
                                                                                2012   0.990       1.073         6,325
                                                                                2011   1.072       0.990         4,881
                                                                                2010   0.818       1.072        11,229
                                                                                2009   0.524       0.818        13,396
                                                                                2008   0.940       0.524        13,775
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............. 2012   0.898       1.011            --
                                                                                2011   0.914       0.898        40,844
                                                                                2010   0.840       0.914        19,688
                                                                                2009   0.588       0.840         3,374
                                                                                2008   1.044       0.588         1,559
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................. 2013   1.165       1.472            --
                                                                                2012   0.966       1.165            --
                                                                                2011   1.061       0.966            --
                                                                                2010   0.920       1.061            --
                                                                                2009   0.661       0.920            --
                                                                                2008   1.118       0.661            --
                                                                                2007   1.058       1.118            --
                                                                                2006   0.996       1.058            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.144       1.442       702,798
                                                                                2012   0.952       1.144       376,449
                                                                                2011   1.047       0.952       311,976
                                                                                2010   0.911       1.047       266,703
                                                                                2009   0.657       0.911       252,599
                                                                                2008   1.113       0.657       224,215
                                                                                2007   1.056       1.113       270,535
                                                                                2006   0.996       1.056       187,315
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............... 2013   1.526       1.378        88,452
                                                                                2012   1.407       1.526        48,917
                                                                                2011   1.273       1.407        38,489
                                                                                2010   1.188       1.273        27,151
                                                                                2009   1.012       1.188           146
                                                                                2008   1.092       1.012            --
                                                                                2007   1.026       1.092            --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   2.017       1.963       623,867
                                                                                2012   1.861       2.017       746,860
                                                                                2011   1.819       1.861       692,215
                                                                                2010   1.695       1.819       986,894
                                                                                2009   1.513       1.695     1,014,204
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.628       2.150       216,269

                        GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012    1.484       1.628       224,371
                                                                            2011    1.568       1.484       268,870
                                                                            2010    1.360       1.568       315,749
                                                                            2009    1.106       1.360       305,700
                                                                            2008    1.660       1.106       285,979
                                                                            2007    1.594       1.660       314,468
                                                                            2006    1.475       1.594       314,010
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................... 2007    1.126       1.246            --
                                                                            2006    1.064       1.126            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013    2.598       2.617       144,065
                                                                            2012    2.346       2.598       204,538
                                                                            2011    2.282       2.346       205,706
                                                                            2010    2.051       2.282       289,517
                                                                            2009    1.553       2.051       343,687
                                                                            2008    1.754       1.553       306,265
                                                                            2007    1.658       1.754       518,301
                                                                            2006    1.592       1.658       501,145
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13)............ 2013   10.218      10.799           127
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2013    1.074       1.425       524,200
                                                                            2012    0.917       1.074       288,782
                                                                            2011    0.963       0.917       338,768
                                                                            2010    0.830       0.963       356,299
                                                                            2009    0.707       0.830       401,545
                                                                            2008    1.118       0.707       405,252
                                                                            2007    1.083       1.118       525,124
                                                                            2006    1.001       1.083       535,116
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 2013    1.418       1.864       230,924
                                                                            2012    1.212       1.418       308,692
                                                                            2011    1.342       1.212       335,134
                                                                            2010    1.128       1.342       373,183
                                                                            2009    0.900       1.128       381,485
                                                                            2008    1.292       0.900       394,187
                                                                            2007    1.343       1.292       372,815
                                                                            2006    1.314       1.343        14,421
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007    1.727       1.789            --
                                                                            2006    1.668       1.727    19,361,845
                                                                            2005    1.648       1.668    21,982,579
                                                                            2004    1.587       1.648    22,087,466
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007    1.960       2.112            --
                                                                            2006    1.562       1.960    12,173,343
                                                                            2005    1.373       1.562    17,425,745
                                                                            2004    1.205       1.373    18,423,024
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007    1.419       1.488            --
                                                                            2006    1.271       1.419    23,515,817
                                                                            2005    1.201       1.271    30,646,741
                                                                            2004    1.100       1.201    31,136,353
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007    1.868       1.874            --
                                                                            2006    1.657       1.868     8,612,652
                                                                            2005    1.557       1.657    11,665,174
                                                                            2004    1.366       1.557    12,192,341
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013    2.301       2.230     1,876,784
                                                                            2012    2.232       2.301     2,237,594
                                                                            2011    2.093       2.232     2,438,991
                                                                            2010    1.990       2.093     2,724,405
                                                                            2009    1.907       1.990     3,101,195
                                                                            2008    1.814       1.907     4,013,665
                                                                            2007    1.788       1.814     5,181,687
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013    1.974       1.943       148,288

                      GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.850       1.974       149,519
                                                                        2011   1.750       1.850       144,927
                                                                        2010   1.628       1.750       247,765
                                                                        2009   1.499       1.628       255,792
                                                                        2008   1.565       1.499       265,936
                                                                        2007   1.484       1.565       308,286
                                                                        2006   1.421       1.484       368,636
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2013   1.312       1.747     4,183,212
                                                                        2012   1.156       1.312     4,803,119
                                                                        2011   1.280       1.156     5,248,481
                                                                        2010   1.077       1.280     5,918,628
                                                                        2009   0.851       1.077     6,188,616
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.176       2.268            --
                                                                        2008   3.349       2.176            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)................. 2013   2.002       2.395       781,560
                                                                        2012   1.796       2.002       863,177
                                                                        2011   1.744       1.796       970,067
                                                                        2010   1.604       1.744     1,111,066
                                                                        2009   1.378       1.604     1,294,596
                                                                        2008   1.847       1.378            --
                                                                        2007   1.823       1.847            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2013   1.331       1.740        50,695
                                                                        2012   1.177       1.331        86,216
                                                                        2011   1.163       1.177       106,431
                                                                        2010   1.076       1.163        97,332
                                                                        2009   0.977       1.076        94,288
                                                                        2008   1.426       0.977        16,423
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2013   1.265       1.255     1,951,321
                                                                        2012   1.275       1.265     1,452,020
                                                                        2011   1.285       1.275     1,337,454
                                                                        2010   1.295       1.285     1,449,295
                                                                        2009   1.300       1.295     1,691,763
                                                                        2008   1.274       1.300     1,960,772
                                                                        2007   1.223       1.274     1,871,487
                                                                        2006   1.189       1.223     2,214,862
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.651       0.646            --
                                                                        2008   1.098       0.651        65,305
                                                                        2007   1.154       1.098        65,459
 MSF Davis Venture Value Subaccount (Class A) (4/08)................... 2013   1.277       1.694     2,573,273
                                                                        2012   1.141       1.277     2,888,276
                                                                        2011   1.198       1.141     3,131,196
                                                                        2010   1.078       1.198     3,497,472
                                                                        2009   0.824       1.078     3,633,309
                                                                        2008   1.327       0.824     3,950,051
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.791       0.828            --
                                                                        2008   1.446       0.791     6,253,994
                                                                        2007   1.402       1.446     7,813,729
                                                                        2006   1.376       1.402     9,112,771
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.540       1.700            --
                                                                        2012   1.343       1.540     1,164,652
                                                                        2011   1.444       1.343     1,193,551
                                                                        2010   1.272       1.444     1,344,022
                                                                        2009   1.053       1.272     1,524,567
                                                                        2008   1.740       1.053     1,716,197
                                                                        2007   1.686       1.740     2,249,824
                                                                        2006   1.634       1.686     2,560,360
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2013   1.550       2.040       416,381
                                                                        2012   1.410       1.550       485,720
                                                                        2011   1.467       1.410       514,795
                                                                        2010   1.284       1.467       570,859
                                                                        2009   0.867       1.284       595,283
                                                                        2008   1.611       0.867       672,349
                                                                        2007   1.349       1.611     1,352,154
                                                                        2006   1.374       1.349     1,510,882
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2013   0.976       1.326       258,442
                                                                        2012   1.010       0.976        93,273

                            GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012    0.890       1.020            --
                                                                                    2011    0.895       0.890        60,536
                                                                                    2010    0.811       0.895       127,942
                                                                                    2009    0.586       0.811       131,679
                                                                                    2008    0.879       0.586       120,787
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011    0.998       1.085            --
                                                                                    2010    0.870       0.998     4,286,903
                                                                                    2009    0.667       0.870     4,106,955
                                                                                    2008    1.129       0.667     3,721,661
                                                                                    2007    1.102       1.129     3,796,333
                                                                                    2006    1.000       1.102        81,479
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013    1.359       1.406       190,581
                                                                                    2012    1.255       1.359       182,322
                                                                                    2011    1.225       1.255       134,156
                                                                                    2010    1.122       1.225       170,454
                                                                                    2009    0.939       1.122       219,536
                                                                                    2008    1.105       0.939       168,100
                                                                                    2007    1.055       1.105       125,379
                                                                                    2006    1.000       1.055         2,110
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013    1.306       1.437     1,860,925
                                                                                    2012    1.181       1.306     2,295,330
                                                                                    2011    1.178       1.181     2,276,532
                                                                                    2010    1.065       1.178     2,646,337
                                                                                    2009    0.868       1.065     3,407,282
                                                                                    2008    1.116       0.868     2,960,835
                                                                                    2007    1.073       1.116     3,635,110
                                                                                    2006    1.000       1.073         5,857
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 2013   23.213      27.138           151
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013    1.238       1.449    12,788,678
                                                                                    2012    1.102       1.238    13,723,391
                                                                                    2011    1.126       1.102    14,564,765
                                                                                    2010    1.003       1.126    14,648,560
                                                                                    2009    0.799       1.003    17,633,812
                                                                                    2008    1.129       0.799    21,968,516
                                                                                    2007    1.090       1.129    27,232,965
                                                                                    2006    1.000       1.090       141,308
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013    1.170       1.443    13,714,799
                                                                                    2012    1.022       1.170    15,362,093
                                                                                    2011    1.071       1.022    16,177,775
                                                                                    2010    0.941       1.071    16,565,115
                                                                                    2009    0.735       0.941    18,592,958
                                                                                    2008    1.141       0.735    20,641,601
                                                                                    2007    1.108       1.141    26,253,065
                                                                                    2006    1.000       1.108       192,890
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013    2.344       3.070     4,187,993
                                                                                    2012    2.041       2.344     4,459,599
                                                                                    2011    2.020       2.041     4,734,786
                                                                                    2010    1.773       2.020     5,232,895
                                                                                    2009    1.415       1.773     5,530,262
                                                                                    2008    2.268       1.415     4,190,003
                                                                                    2007    2.275       2.268     4,881,693
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013    2.536       2.988     1,022,735
                                                                                    2012    2.296       2.536       976,550
                                                                                    2011    2.265       2.296     1,125,594
                                                                                    2010    2.078       2.265     1,293,733
                                                                                    2009    1.770       2.078     1,390,275
                                                                                    2008    2.296       1.770     1,515,607
                                                                                    2007    2.222       2.296     2,252,877
                                                                                    2006    2.067       2.222     2,463,044
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013    1.570       2.114     1,171,301
                                                                                    2012    1.357       1.570       205,950
                                                                                    2011    1.356       1.357       307,425
                                                                                    2010    1.227       1.356       294,778
                                                                                    2009    1.024       1.227       287,985
                                                                                    2008    1.529       1.024       172,127
                                                                                    2007    1.432       1.529        90,463
                                                                                    2006    1.289       1.432        80,270

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *...................... 2013   1.671       2.020     2,543,216
                                                                                   2012   1.423       1.671     2,726,584
                                                                                   2011   1.640       1.423     2,946,444
                                                                                   2010   1.528       1.640     3,333,900
                                                                                   2009   1.197       1.528     3,488,293
                                                                                   2008   2.083       1.197     4,020,055
                                                                                   2007   2.132       2.083     4,706,695
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.818       3.538       212,435
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2013   2.122       2.917     2,162,980
                                                                                   2012   1.839       2.122     2,286,375
                                                                                   2011   1.933       1.839     2,443,919
                                                                                   2010   1.535       1.933     2,789,196
                                                                                   2009   1.228       1.535     2,843,543
                                                                                   2008   1.861       1.228     3,165,967
                                                                                   2007   1.915       1.861     3,821,465
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.750       2.409       139,936
                                                                                   2012   1.486       1.750        87,398
                                                                                   2011   1.518       1.486        89,051
                                                                                   2010   1.311       1.518        66,274
                                                                                   2009   0.924       1.311        20,101
                                                                                   2008   1.506       0.924            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.254       3.223       939,111
                                                                                   2012   1.960       2.254     1,000,932
                                                                                   2011   1.947       1.960     1,110,510
                                                                                   2010   1.458       1.947     1,254,346
                                                                                   2009   1.060       1.458     1,323,051
                                                                                   2008   1.604       1.060     1,364,872
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.244       2.336            --
                                                                                   2006   2.101       2.244       399,954
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.153       2.123       207,469
                                                                                   2012   2.096       2.153       254,957
                                                                                   2011   2.000       2.096       268,509
                                                                                   2010   1.902       2.000       342,855
                                                                                   2009   1.835       1.902       431,768
                                                                                   2008   1.854       1.835       517,198
                                                                                   2007   1.788       1.854       593,060
                                                                                   2006   1.718       1.788       646,867
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.176       1.189            --
                                                                                   2005   1.152       1.176     2,091,678
                                                                                   2004   1.150       1.152     2,302,279
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.131       1.198            --
                                                                                   2005   1.078       1.131         2,369
                                                                                   2004   1.000       1.078            41
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.999       1.022            --
                                                                                   2006   1.000       0.999            --
                                                                                   2005   1.000       1.000            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.456       1.509            --
                                                                                   2008   1.401       1.456       950,329
                                                                                   2007   1.298       1.401       495,830
                                                                                   2006   1.260       1.298       404,944
                                                                                   2005   1.240       1.260       365,327
                                                                                   2004   1.192       1.240       584,319
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.013       0.942            --
                                                                                   2007   0.926       1.013         6,680
                                                                                   2006   0.840       0.926         6,087
                                                                                   2005   0.790       0.840         5,412
                                                                                   2004   0.740       0.790        23,413
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.457       1.582            --
                                                                                   2006   1.150       1.457       342,400
                                                                                   2005   1.033       1.150       281,626
                                                                                   2004   0.897       1.033       327,039

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01).................. 2007   2.035       2.179            --
                                                                          2006   1.749       2.035       264,247
                                                                          2005   1.647       1.749       246,017
                                                                          2004   1.315       1.647       264,688
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01).................... 2006   0.958       1.022            --
                                                                          2005   0.888       0.958     1,052,801
                                                                          2004   0.840       0.888     1,177,150
 Travelers Convertible Securities Subaccount (8/99)...................... 2006   1.464       1.564            --
                                                                          2005   1.470       1.464            --
                                                                          2004   1.394       1.470            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................... 2006   2.322       2.542            --
                                                                          2005   2.082       2.322       560,555
                                                                          2004   1.802       2.082       608,550
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.551       1.634            --
                                                                          2005   1.497       1.551     2,992,352
                                                                          2004   1.373       1.497     3,648,618
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.377       1.416            --
                                                                          2005   1.354       1.377       116,387
                                                                          2004   1.236       1.354       106,443
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.595       1.655            --
                                                                          2005   1.526       1.595       662,289
                                                                          2004   1.392       1.526       684,873
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.331       1.376            --
                                                                          2005   1.235       1.331     4,388,964
                                                                          2004   1.169       1.235     5,245,117
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.255       1.336            --
                                                                          2005   1.129       1.255       569,742
                                                                          2004   0.982       1.129       569,173
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.295       1.374            --
                                                                          2005   1.267       1.295     1,588,079
                                                                          2004   1.119       1.267     1,727,825
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   1.997       2.067            --
                                                                          2005   1.956       1.997     2,700,323
                                                                          2004   1.769       1.956     3,094,227
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.190       1.289            --
                                                                          2005   1.127       1.190        19,967
                                                                          2004   1.000       1.127            --
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.168       1.346            --
                                                                          2005   1.075       1.168       680,168
                                                                          2004   0.937       1.075       678,502
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.386       1.475            --
                                                                          2005   1.318       1.386       381,987
                                                                          2004   1.196       1.318       468,411
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.008       1.064            --
                                                                          2005   1.000       1.008            --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.572       1.592            --
                                                                          2005   1.529       1.572       477,240
                                                                          2004   1.389       1.529       463,747
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.431       1.421            --
                                                                          2005   1.419       1.431       579,779
                                                                          2004   1.385       1.419       583,093
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.532       1.602            --
                                                                          2005   1.513       1.532     7,477,355
                                                                          2004   1.384       1.513     8,657,479
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.029       1.188            --
                                                                          2005   1.000       1.029            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.778       1.718            --

                  GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2005   1.718       1.778     1,071,895
                                                                2004   1.632       1.718     1,163,642
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............ 2009   1.074       1.045            --
                                                                2008   1.687       1.074        26,658
                                                                2007   1.741       1.687        27,900
                                                                2006   1.512       1.741        24,670
                                                                2005   1.464       1.512         7,568
                                                                2004   1.257       1.464         5,458
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.584       0.600            --
                                                                2008   1.034       0.584         7,274
                                                                2007   0.927       1.034         8,850
                                                                2006   0.875       0.927         6,819
                                                                2005   0.818       0.875         5,155
                                                                2004   0.794       0.818         5,962
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98).............. 2013   2.304       2.622        24,087
                                                                2012   2.037       2.304       110,104
                                                                2011   2.214       2.037       113,285
                                                                2010   1.904       2.214       105,679
                                                                2009   1.198       1.904        94,782
                                                                2008   2.178       1.198        88,988
                                                                2007   2.211       2.178       106,663
                                                                2006   1.926       2.211       119,254
                                                                2005   1.666       1.926       178,068
                                                                2004   1.438       1.666       155,798



                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.085       1.164            --
                                                                       2006   1.000       1.085       167,196
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.835       0.879            --
                                                                       2005   0.797       0.835       194,567
                                                                       2004   0.761       0.797       155,719
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.911       0.871            --
                                                                       2007   0.788       0.911       264,886
                                                                       2006   0.775       0.788       305,776
                                                                       2005   0.727       0.775       339,317
                                                                       2004   0.687       0.727       257,071
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2013   1.779       2.278       946,636
                                                                       2012   1.465       1.779       931,398
                                                                       2011   1.622       1.465     1,097,017
                                                                       2010   1.465       1.622     1,054,238
                                                                       2009   1.039       1.465       992,309
                                                                       2008   1.701       1.039       873,829
                                                                       2007   1.495       1.701       745,517
                                                                       2006   1.252       1.495       107,350
                                                                       2005   1.108       1.252        37,996
                                                                       2004   1.000       1.108        20,388
 American Funds Growth Subaccount (Class 2) (5/04).................... 2013   1.527       1.969     2,430,793

                             GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2012   1.307       1.527     2,283,838
                                                                                       2011   1.378       1.307     2,294,035
                                                                                       2010   1.171       1.378     2,407,779
                                                                                       2009   0.848       1.171     1,985,635
                                                                                       2008   1.527       0.848     1,486,539
                                                                                       2007   1.371       1.527     1,112,926
                                                                                       2006   1.255       1.371       735,285
                                                                                       2005   1.090       1.255       274,882
                                                                                       2004   1.000       1.090       100,116
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................. 2013   1.351       1.788       888,201
                                                                                       2012   1.161       1.351     1,059,623
                                                                                       2011   1.193       1.161       985,029
                                                                                       2010   1.080       1.193     1,151,564
                                                                                       2009   0.831       1.080     1,331,044
                                                                                       2008   1.348       0.831     1,112,965
                                                                                       2007   1.295       1.348       764,064
                                                                                       2006   1.135       1.295       381,417
                                                                                       2005   1.082       1.135       141,287
                                                                                       2004   1.000       1.082        43,157
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................................... 2006   2.265       2.247            --
                                                                                       2005   1.934       2.265     6,353,087
                                                                                       2004   1.633       1.934     7,119,040
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)............................... 2007   3.015       3.166            --
                                                                                       2006   2.296       3.015       426,723
                                                                                       2005   1.811       2.296       469,710
                                                                                       2004   1.462       1.811       439,086
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.549       3.351            --
                                                                                       2005   2.400       2.549       646,064
                                                                                       2004   1.843       2.400       661,395
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............. 2013   3.298       4.364       463,863
                                                                                       2012   2.922       3.298       481,870
                                                                                       2011   2.988       2.922       609,131
                                                                                       2010   2.280       2.988       675,885
                                                                                       2009   1.745       2.280       791,059
                                                                                       2008   2.511       1.745       882,414
                                                                                       2007   2.713       2.511     1,081,375
                                                                                       2006   2.356       2.713     1,236,077
                                                                                       2005   2.173       2.356     1,411,732
                                                                                       2004   1.805       2.173     1,380,320
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.375       1.319            --
                                                                                       2007   1.295       1.375     4,535,409
                                                                                       2006   1.122       1.295     5,225,633
                                                                                       2005   1.085       1.122     6,029,905
                                                                                       2004   1.042       1.085     7,085,943
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.676       1.585            --
                                                                                       2007   1.901       1.676     2,273,973
                                                                                       2006   1.849       1.901     2,791,063
                                                                                       2005   1.763       1.849     3,297,157
                                                                                       2004   1.598       1.763     3,672,427
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................. 2013   1.793       2.327     1,391,576
                                                                                       2012   1.558       1.793     1,438,344
                                                                                       2011   1.617       1.558     1,664,345
                                                                                       2010   1.396       1.617     1,792,218
                                                                                       2009   1.040       1.396     1,814,288
                                                                                       2008   1.830       1.040     1,659,047
                                                                                       2007   1.574       1.830     1,755,796
                                                                                       2006   1.426       1.574     1,157,990
                                                                                       2005   1.233       1.426     1,184,373
                                                                                       2004   1.081       1.233       633,884
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2013   1.468       2.011        47,890

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.212       1.468        57,498
                                                                                   2011   1.257       1.212        41,705
                                                                                   2010   1.075       1.257        28,938
                                                                                   2009   0.799       1.075        30,695
                                                                                   2008   1.375       0.799        63,966
                                                                                   2007   1.300       1.375        40,478
                                                                                   2006   1.152       1.300        39,697
                                                                                   2005   0.963       1.152        45,237
                                                                                   2004   0.960       0.963        48,367
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)........................... 2008   2.151       1.978            --
                                                                                   2007   1.710       2.151            --
                                                                                   2006   1.614       1.710            --
                                                                                   2005   1.540       1.614            --
                                                                                   2004   1.503       1.540            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 2013   2.457       3.308       919,982
                                                                                   2012   2.164       2.457       998,630
                                                                                   2011   2.449       2.164       976,423
                                                                                   2010   1.922       2.449       984,738
                                                                                   2009   1.388       1.922     1,106,255
                                                                                   2008   2.319       1.388     1,004,348
                                                                                   2007   2.029       2.319       991,137
                                                                                   2006   1.821       2.029       998,426
                                                                                   2005   1.557       1.821     1,043,023
                                                                                   2004   1.260       1.557       881,226
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 2006   1.471       1.726            --
                                                                                   2005   1.343       1.471        69,150
                                                                                   2004   1.203       1.343        63,881
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2013   2.204       2.164       450,003
                                                                                   2012   1.965       2.204       481,007
                                                                                   2011   2.356       1.965       497,715
                                                                                   2010   2.022       2.356       520,987
                                                                                   2009   1.182       2.022       525,432
                                                                                   2008   2.522       1.182       421,787
                                                                                   2007   1.976       2.522       360,069
                                                                                   2006   1.557       1.976       192,844
                                                                                   2005   1.233       1.557        66,965
                                                                                   2004   1.000       1.233        14,936
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2013   1.555       1.895       798,738
                                                                                   2012   1.327       1.555       771,267
                                                                                   2011   1.498       1.327       751,088
                                                                                   2010   1.394       1.498       644,714
                                                                                   2009   1.027       1.394       610,763
                                                                                   2008   1.738       1.027       426,539
                                                                                   2007   1.519       1.738       327,668
                                                                                   2006   1.262       1.519       188,377
                                                                                   2005   1.156       1.262        80,421
                                                                                   2004   1.000       1.156        24,205
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 2006   1.214       1.466            --
                                                                                   2005   1.125       1.214        23,479
                                                                                   2004   1.000       1.125        13,087
High Yield Bond Trust
 High Yield Bond Trust (3/97)..................................................... 2006   2.031       2.081            --
                                                                                   2005   2.022       2.031     1,128,044
                                                                                   2004   1.876       2.022     1,205,658
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01).......................... 2006   1.148       1.189            --
                                                                                   2005   1.076       1.148     1,582,949
                                                                                   2004   1.003       1.076     1,459,758
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)........................ 2013   1.477       1.932       222,427
                                                                                   2012   1.274       1.477       249,837
                                                                                   2011   1.307       1.274       346,001
                                                                                   2010   1.051       1.307       330,900
                                                                                   2009   0.734       1.051       325,836
                                                                                   2008   1.319       0.734       349,625
                                                                                   2007   1.093       1.319       380,504
                                                                                   2006   0.974       1.093       194,957
                                                                                   2005   0.877       0.974       266,588
                                                                                   2004   0.734       0.877       253,071
 Janus Aspen Global Research Subaccount (Service Shares) (7/01)................... 2013   0.897       1.139       183,384

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   0.756       0.897       192,931
                                                                                  2011   0.886       0.756       228,377
                                                                                  2010   0.774       0.886       269,177
                                                                                  2009   0.569       0.774       342,998
                                                                                  2008   1.039       0.569       340,795
                                                                                  2007   0.959       1.039       416,733
                                                                                  2006   0.821       0.959       473,750
                                                                                  2005   0.784       0.821       570,927
                                                                                  2004   0.757       0.784       532,525
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.161       1.310            --
                                                                                  2005   1.126       1.161        55,827
                                                                                  2004   1.000       1.126        13,219
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.990       1.056            --
                                                                                  2006   0.931       0.990         4,226
                                                                                  2005   0.883       0.931         7,877
                                                                                  2004   0.866       0.883        10,798
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.286       1.884       756,629
                                                                                  2012   1.093       1.286       797,667
                                                                                  2011   1.077       1.093       878,280
                                                                                  2010   0.869       1.077     1,013,709
                                                                                  2009   0.652       0.869     1,189,150
                                                                                  2008   1.103       0.652     1,293,198
                                                                                  2007   1.097       1.103     1,589,076
                                                                                  2006   1.017       1.097     2,038,211
                                                                                  2005   0.919       1.017     3,720,026
                                                                                  2004   0.844       0.919     3,621,393
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2013   1.263       1.654     1,324,178
                                                                                  2012   1.108       1.263     1,552,864
                                                                                  2011   1.192       1.108     1,872,566
                                                                                  2010   1.032       1.192     2,437,317
                                                                                  2009   0.805       1.032     2,638,781
                                                                                  2008   1.280       0.805     2,867,836
                                                                                  2007   1.276       1.280     3,751,118
                                                                                  2006   1.102       1.276     1,304,454
                                                                                  2005   1.061       1.102     3,124,271
                                                                                  2004   0.990       1.061     3,118,323
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2013   1.433       1.846       779,194
                                                                                  2012   1.247       1.433       735,799
                                                                                  2011   1.226       1.247       681,419
                                                                                  2010   1.099       1.226       599,610
                                                                                  2009   0.908       1.099       637,714
                                                                                  2008   1.296       0.908       587,946
                                                                                  2007   1.206       1.296       536,374
                                                                                  2006   1.060       1.206       543,728
                                                                                  2005   1.026       1.060       523,271
                                                                                  2004   0.951       1.026       445,019
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.955       1.040            --
                                                                                  2010   0.861       0.955        55,429
                                                                                  2009   0.712       0.861        90,849
                                                                                  2008   1.006       0.712        82,436
                                                                                  2007   0.953       1.006        90,756
                                                                                  2006   0.816       0.953       221,451
                                                                                  2005   0.825       0.816       135,518
                                                                                  2004   0.805       0.825       118,865
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2013   1.589       1.983       199,345
                                                                                  2012   1.404       1.589       193,718
                                                                                  2011   1.313       1.404       223,241
                                                                                  2010   1.180       1.313       210,747
                                                                                  2009   0.969       1.180       219,325
                                                                                  2008   1.504       0.969       264,734
                                                                                  2007   1.490       1.504       325,398
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2013   1.866       2.549       466,174

                              GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2012   1.565       1.866        546,737
                                                                                         2011   1.589       1.565        605,267
                                                                                         2010   1.460       1.589        699,769
                                                                                         2009   1.035       1.460        775,937
                                                                                         2008   1.665       1.035        926,375
                                                                                         2007   1.595       1.665      1,039,308
                                                                                         2006   1.539       1.595      1,234,551
                                                                                         2005   1.476       1.539      1,480,944
                                                                                         2004   1.484       1.476      1,719,148
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2013   2.069       2.714        454,702
                                                                                         2012   1.792       2.069        493,530
                                                                                         2011   1.723       1.792        526,753
                                                                                         2010   1.588       1.723        664,736
                                                                                         2009   1.287       1.588        845,198
                                                                                         2008   2.018       1.287        932,436
                                                                                         2007   1.959       2.018      1,032,239
                                                                                         2006   1.672       1.959        615,612
                                                                                         2005   1.584       1.672        883,934
                                                                                         2004   1.448       1.584        889,824
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)............... 2013   1.647       2.400        302,218
                                                                                         2012   1.391       1.647        276,585
                                                                                         2011   1.385       1.391        255,912
                                                                                         2010   1.116       1.385        349,000
                                                                                         2009   0.789       1.116        291,395
                                                                                         2008   1.343       0.789        263,186
                                                                                         2007   1.231       1.343        433,590
                                                                                         2006   1.102       1.231        256,819
                                                                                         2005   1.060       1.102        241,290
                                                                                         2004   0.929       1.060        228,170
 LMPVET Equity Index Subaccount (Class II) (5/99)....................................... 2009   0.689       0.672             --
                                                                                         2008   1.112       0.689      4,986,742
                                                                                         2007   1.069       1.112      5,965,551
                                                                                         2006   0.937       1.069      7,596,085
                                                                                         2005   0.907       0.937     10,446,286
                                                                                         2004   0.830       0.907     10,703,405
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97).... 2011   1.088       1.174             --
                                                                                         2010   1.058       1.088        721,160
                                                                                         2009   0.830       1.058        863,971
                                                                                         2008   1.481       0.830        906,462
                                                                                         2007   1.405       1.481      1,295,873
                                                                                         2006   1.126       1.405      1,358,046
                                                                                         2005   1.017       1.126      1,627,698
                                                                                         2004   0.871       1.017      1,781,163
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................. 2013   2.147       2.526        806,339
                                                                                         2012   1.957       2.147        836,648
                                                                                         2011   1.975       1.957        912,164
                                                                                         2010   1.777       1.975      1,295,007
                                                                                         2009   1.459       1.777      1,453,130
                                                                                         2008   1.969       1.459      1,652,425
                                                                                         2007   1.791       1.969      1,894,437
                                                                                         2006   1.678       1.791      2,229,258
                                                                                         2005   1.622       1.678      2,509,019
                                                                                         2004   1.541       1.622      2,804,373
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.038       1.028             --
                                                                                         2010   0.959       1.038         77,943
                                                                                         2009   0.824       0.959         82,471
                                                                                         2008   1.055       0.824         92,032
                                                                                         2007   1.050       1.055         79,277
                                                                                         2006   1.018       1.050         47,841
                                                                                         2005   1.003       1.018         16,174
                                                                                         2004   1.001       1.003             --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)........................... 2013   2.300       2.489        130,991

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.969       2.300       162,029
                                                                          2011   1.940       1.969       153,516
                                                                          2010   1.679       1.940       230,572
                                                                          2009   1.059       1.679       289,387
                                                                          2008   1.526       1.059       352,849
                                                                          2007   1.535       1.526       427,667
                                                                          2006   1.396       1.535       433,494
                                                                          2005   1.373       1.396       519,496
                                                                          2004   1.254       1.373       542,473
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............ 2010   1.364       1.360            --
                                                                          2009   1.373       1.364       344,451
                                                                          2008   1.350       1.373       371,205
                                                                          2007   1.299       1.350       901,396
                                                                          2006   1.253       1.299       944,285
                                                                          2005   1.229       1.253     1,190,937
                                                                          2004   1.229       1.229     1,343,408
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).............................. 2007   2.176       2.288            --
                                                                          2006   1.859       2.176     1,945,625
                                                                          2005   1.803       1.859     3,315,988
                                                                          2004   1.679       1.803     3,401,156
 LMPVPI Total Return Subaccount (Class I) (9/98)......................... 2007   1.451       1.496            --
                                                                          2006   1.301       1.451       350,188
                                                                          2005   1.270       1.301       368,465
                                                                          2004   1.179       1.270       380,349
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).............................. 2007   1.855       1.954            --
                                                                          2006   1.582       1.855       574,668
                                                                          2005   1.499       1.582       640,509
                                                                          2004   1.368       1.499       692,603
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)....... 2007   1.310       1.401            --
                                                                          2006   1.171       1.310       153,471
                                                                          2005   1.126       1.171       178,619
                                                                          2004   0.983       1.126        95,537
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.320       1.375            --
                                                                          2006   1.136       1.320        83,849
                                                                          2005   1.110       1.136        47,923
                                                                          2004   1.000       1.110        17,490
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.389       1.534            --
                                                                          2006   1.249       1.389       164,873
                                                                          2005   1.164       1.249        66,680
                                                                          2004   1.000       1.164        37,796
Managed Assets Trust
 Managed Assets Trust (3/97)............................................. 2006   1.914       1.980            --
                                                                          2005   1.860       1.914     8,060,964
                                                                          2004   1.715       1.860     9,319,822
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.537       2.451            --
                                                                          2007   2.414       2.537       819,379
                                                                          2006   2.523       2.414       907,861
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   2.257       2.458       769,701
                                                                          2012   1.948       2.257       846,365
                                                                          2011   1.916       1.948       839,647
                                                                          2010   1.663       1.916       898,585
                                                                          2009   1.139       1.663     1,170,262
                                                                          2008   1.514       1.139     1,156,332
                                                                          2007   1.487       1.514     1,327,867
                                                                          2006   1.404       1.487       145,473
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.411       1.483            --
                                                                          2006   1.326       1.411       387,771
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.362       1.811       170,533

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2012   1.211
                                                                                           2011   1.219
                                                                                           2010   1.093
                                                                                           2009   0.925
                                                                                           2008   1.489
                                                                                           2007   1.471
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2013   1.087
                                                                                           2012   0.869
                                                                                           2011   0.925
                                                                                           2010   0.803
                                                                                           2009   0.600
                                                                                           2008   1.035
                                                                                           2007   1.226
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   2.974
                                                                                           2012   2.443
                                                                                           2011   2.660
                                                                                           2010   2.447
                                                                                           2009   1.724
                                                                                           2008   2.992
                                                                                           2007   2.314
                                                                                           2006   2.247
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.956
                                                                                           2012   0.813
                                                                                           2011   0.794
                                                                                           2010   0.647
                                                                                           2009   0.491
                                                                                           2008   0.777
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.094
                                                                                           2012   0.973
                                                                                           2011   1.003
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.037
                                                                                           2012   0.901
                                                                                           2011   0.954
                                                                                           2010   0.848
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.121
                                                                                           2012   1.021
                                                                                           2011   1.028
                                                                                           2010   0.944
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2013   1.661
                                                                                           2012   1.295
                                                                                           2011   1.519
                                                                                           2010   1.314
                                                                                           2009   0.853
                                                                                           2008   1.451
                                                                                           2007   1.477
                                                                                           2006   1.334
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2013   1.757
                                                                                           2012   1.496
                                                                                           2011   1.532
                                                                                           2010   1.346
                                                                                           2009   1.074
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................................. 2013   1.422
                                                                                           2012   1.252
                                                                                           2011   1.311
                                                                                           2010   1.054
                                                                                           2009   0.841
                                                                                           2008   1.385
                                                                                           2007   1.518
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2013   1.530



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.362       153,593
                                                                                           1.211       176,653
                                                                                           1.219       312,573
                                                                                           1.093       325,873
                                                                                           0.925       362,319
                                                                                           1.489       394,261
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.118     1,346,221
                                                                                           1.087     1,247,736
                                                                                           0.869     1,280,194
                                                                                           0.925     1,290,037
                                                                                           0.803     1,462,357
                                                                                           0.600     1,385,549
                                                                                           1.035     1,545,197
                                                                                           1.226     1,683,191
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.805     1,538,823
                                                                                           2.974     1,863,061
                                                                                           2.443     2,063,125
                                                                                           2.660     2,829,017
                                                                                           2.447     3,645,433
                                                                                           1.724     4,004,041
                                                                                           2.992     4,236,031
                                                                                           2.314     4,957,866
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.381       127,825
                                                                                           0.956        93,165
                                                                                           0.813        56,360
                                                                                           0.794       123,964
                                                                                           0.647        33,871
                                                                                           0.491           195
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.286       635,981
                                                                                           1.094       411,114
                                                                                           0.973       302,422
                                                                                           1.003     1,198,554
                                                                                           0.902       223,052
                                                                                           0.704        29,768
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.286       586,939
                                                                                           1.037       515,476
                                                                                           0.901       417,359
                                                                                           0.954     1,417,583
                                                                                           0.848       169,735
                                                                                           0.639        46,620
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.261     1,074,807
                                                                                           1.121       988,949
                                                                                           1.021       822,924
                                                                                           1.028       742,242
                                                                                           0.944       300,296
                                                                                           0.772        30,697
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.153       436,918
                                                                                           1.661       494,366
                                                                                           1.295       547,717
                                                                                           1.519       806,828
                                                                                           1.314       996,703
                                                                                           0.853       907,791
                                                                                           1.451       931,999
                                                                                           1.477     1,076,631
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.358       678,431
                                                                                           1.757       567,995
                                                                                           1.496       551,802
                                                                                           1.532       643,219
                                                                                           1.346       564,855
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................................. 1.837       232,934
                                                                                           1.422       197,352
                                                                                           1.252       167,213
                                                                                           1.311       225,949
                                                                                           1.054       233,944
                                                                                           0.841       237,824
                                                                                           1.385       221,634
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.131         2,505

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012    1.303       1.530       12,103
                                                                                2011    1.326       1.303       11,562
                                                                                2010    1.058       1.326        3,651
                                                                                2009    0.795       1.058        3,644
                                                                                2008    1.307       0.795        8,048
                                                                                2007    1.184       1.307        4,215
                                                                                2006    1.187       1.184           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)..................... 2013    1.248       1.648       29,625
                                                                                2012    1.089       1.248       25,253
                                                                                2011    1.222       1.089       16,470
                                                                                2010    1.032       1.222       14,408
                                                                                2009    0.806       1.032       15,320
                                                                                2008    1.088       0.806       15,965
                                                                                2007    1.109       1.088       13,493
                                                                                2006    1.035       1.109        3,733
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009    1.642       1.627           --
                                                                                2008    2.216       1.642    4,539,526
                                                                                2007    2.102       2.216    5,401,661
                                                                                2006    1.980       2.102    6,525,662
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)...................... 2011    0.685       0.730           --
                                                                                2010    0.644       0.685       10,437
                                                                                2009    0.471       0.644        7,187
                                                                                2008    0.899       0.471          496
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013    2.489       2.668       74,366
                                                                                2012    2.219       2.489      126,912
                                                                                2011    2.136       2.219       95,768
                                                                                2010    1.904       2.136      160,875
                                                                                2009    1.401       1.904      132,812
                                                                                2008    1.732       1.401      132,910
                                                                                2007    1.636       1.732       46,801
                                                                                2006    1.554       1.636           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009    0.637       0.606           --
                                                                                2008    1.120       0.637      495,984
                                                                                2007    1.010       1.120      590,141
                                                                                2006    1.017       1.010      796,763
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)............ 2013   10.824      11.356           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013    3.463       3.267      189,390
                                                                                2012    2.934       3.463      181,664
                                                                                2011    3.629       2.934      238,319
                                                                                2010    2.953       3.629      307,095
                                                                                2009    1.761       2.953      295,541
                                                                                2008    3.983       1.761      287,669
                                                                                2007    3.146       3.983      392,840
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013    1.389       1.642      651,334
                                                                                2012    1.201       1.389      660,946
                                                                                2011    1.357       1.201      814,655
                                                                                2010    1.229       1.357      439,449
                                                                                2009    0.943       1.229      464,267
                                                                                2008    1.650       0.943      424,704
                                                                                2007    1.564       1.650      403,243
 MIST MLA Mid Cap Subaccount (Class A) (4/07).................................. 2013    2.539       2.758           --
                                                                                2012    2.426       2.539      396,474
                                                                                2011    2.581       2.426      434,269
                                                                                2010    2.113       2.581      573,264
                                                                                2009    1.554       2.113      677,919
                                                                                2008    1.095       1.554      746,585
                                                                                2007    1.230       1.095        8,219
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 2013    1.060       1.461       60,953
                                                                                2012    0.979       1.060       54,727
                                                                                2011    1.061       0.979        5,311
                                                                                2010    0.811       1.061        3,639
                                                                                2009    0.520       0.811        2,408
                                                                                2008    0.933       0.520        7,222
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............. 2012    0.888       1.000           --

                        GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                      UNIT      UNIT      NUMBER OF
                                                                                     VALUE      VALUE       UNITS
                                                                                       AT        AT      OUTSTANDING
                                                                                   BEGINNING   END OF        AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR     END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- --------------
                                                                           2011    0.905       0.888        339,634
                                                                           2010    0.832       0.905        318,163
                                                                           2009    0.583       0.832        129,172
                                                                           2008    1.036       0.583         58,489
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............. 2013    1.136       1.431        716,869
                                                                           2012    0.946       1.136        997,268
                                                                           2011    1.042       0.946        987,600
                                                                           2010    0.907       1.042        731,472
                                                                           2009    0.655       0.907        981,466
                                                                           2008    1.112       0.655        711,991
                                                                           2007    1.056       1.112        640,335
                                                                           2006    0.996       1.056        269,988
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *........ 2013    1.515       1.367        430,848
                                                                           2012    1.399       1.515        388,231
                                                                           2011    1.266       1.399        481,468
                                                                           2010    1.183       1.266        501,967
                                                                           2009    1.008       1.183        366,257
                                                                           2008    1.090       1.008        315,161
                                                                           2007    1.024       1.090         18,533
 MIST PIMCO Total Return Subaccount (Class B) (5/09)...................... 2013    1.994       1.938      2,109,219
                                                                           2012    1.842       1.994      1,832,700
                                                                           2011    1.801       1.842      1,813,210
                                                                           2010    1.680       1.801      2,179,013
                                                                           2009    1.501       1.680      1,871,740
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................ 2013    1.602       2.113        470,164
                                                                           2012    1.462       1.602        471,211
                                                                           2011    1.546       1.462        502,483
                                                                           2010    1.342       1.546        565,860
                                                                           2009    1.093       1.342        670,504
                                                                           2008    1.642       1.093        696,959
                                                                           2007    1.578       1.642        710,891
                                                                           2006    1.461       1.578        813,581
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................... 2007    1.124       1.244             --
                                                                           2006    1.063       1.124            180
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................ 2013    2.556       2.572        855,862
                                                                           2012    2.311       2.556        846,642
                                                                           2011    2.250       2.311        839,360
                                                                           2010    2.024       2.250        931,030
                                                                           2009    1.534       2.024        877,501
                                                                           2008    1.735       1.534        782,032
                                                                           2007    1.641       1.735        773,485
                                                                           2006    1.577       1.641        526,321
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13)........... 2013   10.218      10.791             --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *......... 2013    1.066       1.414      1,239,872
                                                                           2012    0.912       1.066      1,316,730
                                                                           2011    0.959       0.912      1,458,421
                                                                           2010    0.827       0.959      1,740,149
                                                                           2009    0.705       0.827      1,945,066
                                                                           2008    1.116       0.705      1,959,067
                                                                           2007    1.083       1.116      2,130,070
                                                                           2006    1.001       1.083      2,465,798
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *......... 2013    1.406       1.846      1,207,268
                                                                           2012    1.203       1.406      1,171,941
                                                                           2011    1.333       1.203      1,201,395
                                                                           2010    1.122       1.333      1,373,518
                                                                           2009    0.895       1.122      1,272,986
                                                                           2008    1.287       0.895      1,130,300
                                                                           2007    1.339       1.287      1,013,182
                                                                           2006    1.310       1.339        130,977
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)......... 2007    1.709       1.770         (6,353)
                                                                           2006    1.653       1.709     26,664,597
                                                                           2005    1.634       1.653     31,980,172
                                                                           2004    1.576       1.634     33,286,337
 MetLife Investment International Stock Subaccount (Class I) (3/97)....... 2007    1.940       2.089         (3,231)

                         GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                       UNIT      UNIT      NUMBER OF
                                                                                      VALUE      VALUE       UNITS
                                                                                        AT        AT      OUTSTANDING
                                                                                    BEGINNING   END OF        AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR     END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- --------------
                                                                            2006   1.547       1.940      14,711,960
                                                                            2005   1.362       1.547      19,827,146
                                                                            2004   1.196       1.362      22,557,627
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.405       1.472          (7,842)
                                                                            2006   1.259       1.405      30,110,991
                                                                            2005   1.191       1.259      36,861,012
                                                                            2004   1.092       1.191      40,567,075
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.849       1.853          (2,196)
                                                                            2006   1.642       1.849      10,362,805
                                                                            2005   1.544       1.642      13,217,353
                                                                            2004   1.356       1.544      14,893,781
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013   2.264       2.192       1,925,375
                                                                            2012   2.199       2.264       2,353,658
                                                                            2011   2.064       2.199       2,549,186
                                                                            2010   1.964       2.064       3,114,711
                                                                            2009   1.884       1.964       3,691,501
                                                                            2008   1.794       1.884       4,341,691
                                                                            2007   1.768       1.794       5,729,137
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2013   1.944       1.911         627,942
                                                                            2012   1.824       1.944         679,886
                                                                            2011   1.727       1.824         772,343
                                                                            2010   1.608       1.727         900,447
                                                                            2009   1.483       1.608         912,569
                                                                            2008   1.549       1.483       1,000,624
                                                                            2007   1.471       1.549       1,174,968
                                                                            2006   1.409       1.471       1,056,800
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2013   1.292       1.718       3,981,358
                                                                            2012   1.140       1.292       4,508,232
                                                                            2011   1.263       1.140       5,146,188
                                                                            2010   1.064       1.263       6,464,939
                                                                            2009   0.841       1.064       7,499,191
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.145       2.236              --
                                                                            2008   3.304       2.145              --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2013   1.317       1.719         168,986
                                                                            2012   1.166       1.317          54,875
                                                                            2011   1.153       1.166          65,224
                                                                            2010   1.068       1.153         296,537
                                                                            2009   0.970       1.068          52,151
                                                                            2008   1.417       0.970             655
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................... 2013   1.247       1.235       2,517,056
                                                                            2012   1.258       1.247       3,052,774
                                                                            2011   1.269       1.258       2,967,102
                                                                            2010   1.281       1.269       3,207,184
                                                                            2009   1.287       1.281       3,477,184
                                                                            2008   1.262       1.287       3,634,201
                                                                            2007   1.212       1.262       3,207,543
                                                                            2006   1.180       1.212       4,060,443
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.650       0.644              --
                                                                            2008   1.097       0.650         125,917
                                                                            2007   1.153       1.097         130,955
 MSF Davis Venture Value Subaccount (Class A) (4/08)....................... 2013   1.259       1.668       2,085,854
                                                                            2012   1.126       1.259       2,093,822
                                                                            2011   1.183       1.126       2,365,898
                                                                            2010   1.066       1.183       2,841,349
                                                                            2009   0.815       1.066       3,252,404
                                                                            2008   1.314       0.815       3,790,112
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 2009   0.782       0.818              --
                                                                            2008   1.431       0.782       7,966,193
                                                                            2007   1.389       1.431       9,101,133
                                                                            2006   1.364       1.389      10,883,029
 MSF FI Value Leaders Subaccount (Class D) (4/06).......................... 2013   1.517       1.673              --

                            GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012    1.324       1.517     1,956,856
                                                                                    2011    1.424       1.324     2,171,857
                                                                                    2010    1.256       1.424     2,869,826
                                                                                    2009    1.041       1.256     3,669,342
                                                                                    2008    1.722       1.041     3,974,832
                                                                                    2007    1.670       1.722     4,536,921
                                                                                    2006    1.620       1.670     5,275,553
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013    1.528       2.009       744,769
                                                                                    2012    1.391       1.528       831,638
                                                                                    2011    1.449       1.391       989,711
                                                                                    2010    1.269       1.449     1,092,364
                                                                                    2009    0.858       1.269     1,225,533
                                                                                    2008    1.596       0.858     1,366,311
                                                                                    2007    1.338       1.596     1,525,285
                                                                                    2006    1.364       1.338     1,792,071
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013    0.964       1.309       385,825
                                                                                    2012    0.990       0.964       437,865
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012    0.881       1.008            --
                                                                                    2011    0.887       0.881       216,065
                                                                                    2010    0.804       0.887       206,439
                                                                                    2009    0.581       0.804       224,949
                                                                                    2008    0.873       0.581       222,609
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011    0.993       1.079            --
                                                                                    2010    0.866       0.993     2,517,023
                                                                                    2009    0.665       0.866     2,972,060
                                                                                    2008    1.127       0.665     2,988,634
                                                                                    2007    1.101       1.127     2,911,712
                                                                                    2006    1.000       1.101        16,445
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013    1.350       1.395     1,388,955
                                                                                    2012    1.248       1.350     1,049,240
                                                                                    2011    1.219       1.248       808,386
                                                                                    2010    1.118       1.219     1,148,773
                                                                                    2009    0.936       1.118       916,633
                                                                                    2008    1.103       0.936       962,893
                                                                                    2007    1.054       1.103       704,546
                                                                                    2006    1.000       1.054         2,856
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013    1.297       1.426     2,797,770
                                                                                    2012    1.174       1.297     3,278,148
                                                                                    2011    1.173       1.174     3,573,243
                                                                                    2010    1.061       1.173     4,431,751
                                                                                    2009    0.866       1.061     4,671,160
                                                                                    2008    1.114       0.866     5,232,956
                                                                                    2007    1.072       1.114     5,513,769
                                                                                    2006    1.000       1.072       135,541
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 2013   22.917      26.774           990
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013    1.229       1.437    21,762,218
                                                                                    2012    1.095       1.229    23,089,623
                                                                                    2011    1.121       1.095    24,760,682
                                                                                    2010    0.999       1.121    27,467,809
                                                                                    2009    0.797       0.999    31,114,397
                                                                                    2008    1.126       0.797    32,812,608
                                                                                    2007    1.089       1.126    35,938,012
                                                                                    2006    1.000       1.089       199,419
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013    1.162       1.431    20,303,201
                                                                                    2012    1.016       1.162    20,846,440
                                                                                    2011    1.065       1.016    21,734,745
                                                                                    2010    0.937       1.065    23,966,160
                                                                                    2009    0.733       0.937    27,022,278
                                                                                    2008    1.139       0.733    28,061,623
                                                                                    2007    1.107       1.139    30,615,628
                                                                                    2006    1.000       1.107        73,043
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013    2.306       3.018     3,189,092

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   2.010       2.306     3,433,938
                                                                                  2011   1.991       2.010     3,988,354
                                                                                  2010   1.749       1.991     4,743,551
                                                                                  2009   1.398       1.749     5,439,772
                                                                                  2008   2.242       1.398     3,700,377
                                                                                  2007   2.259       2.242     4,539,860
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   2.496       2.937     2,948,137
                                                                                  2012   2.261       2.496     3,119,886
                                                                                  2011   2.233       2.261     3,347,942
                                                                                  2010   2.050       2.233     3,492,519
                                                                                  2009   1.748       2.050     3,949,785
                                                                                  2008   2.270       1.748     3,973,527
                                                                                  2007   2.199       2.270     4,363,890
                                                                                  2006   2.048       2.199     4,296,637
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.556       2.094     2,029,200
                                                                                  2012   1.346       1.556       520,023
                                                                                  2011   1.347       1.346       575,454
                                                                                  2010   1.220       1.347       650,422
                                                                                  2009   1.019       1.220       468,846
                                                                                  2008   1.524       1.019       350,100
                                                                                  2007   1.428       1.524       279,865
                                                                                  2006   1.286       1.428        90,799
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *..................... 2013   1.644       1.985     1,868,501
                                                                                  2012   1.402       1.644     1,989,912
                                                                                  2011   1.617       1.402     2,212,255
                                                                                  2010   1.508       1.617     2,611,723
                                                                                  2009   1.182       1.508     3,167,638
                                                                                  2008   2.060       1.182     3,556,252
                                                                                  2007   2.109       2.060     4,312,881
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   2.777       3.484       375,444
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *.................. 2013   2.088       2.867     1,492,669
                                                                                  2012   1.811       2.088     1,528,585
                                                                                  2011   1.905       1.811     1,714,791
                                                                                  2010   1.515       1.905     2,086,172
                                                                                  2009   1.213       1.515     2,407,802
                                                                                  2008   1.841       1.213     2,591,531
                                                                                  2007   1.893       1.841     3,253,451
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08).................. 2013   1.725       2.372        90,201
                                                                                  2012   1.467       1.725        72,611
                                                                                  2011   1.500       1.467        33,576
                                                                                  2010   1.297       1.500       301,308
                                                                                  2009   0.915       1.297        30,679
                                                                                  2008   1.492       0.915        17,254
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   2.222       3.174     1,180,722
                                                                                  2012   1.934       2.222     1,344,845
                                                                                  2011   1.924       1.934     1,668,698
                                                                                  2010   1.441       1.924     1,715,278
                                                                                  2009   1.049       1.441     1,916,260
                                                                                  2008   1.589       1.049     1,990,998
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   2.221       2.311            --
                                                                                  2006   2.081       2.221       946,748
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   2.118       2.087       593,463
                                                                                  2012   2.064       2.118       824,855
                                                                                  2011   1.971       2.064       723,323
                                                                                  2010   1.877       1.971       967,428
                                                                                  2009   1.813       1.877     1,011,639
                                                                                  2008   1.833       1.813     1,138,538
                                                                                  2007   1.770       1.833     1,296,896
                                                                                  2006   1.702       1.770     1,494,843
Money Market Portfolio
 Money Market Subaccount (9/98).................................................. 2006   1.167       1.180            --
                                                                                  2005   1.145       1.167     4,167,488
                                                                                  2004   1.144       1.145     3,813,983
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).................. 2006   1.129       1.196            --

                      GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2005   1.077       1.129         4,091
                                                                         2004   1.000       1.077         3,315
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05)........ 2007   0.998       1.020            --
                                                                         2006   1.000       0.998         4,407
                                                                         2005   1.000       1.000         1,413
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01)........ 2009   1.445       1.497            --
                                                                         2008   1.391       1.445     1,542,234
                                                                         2007   1.291       1.391     1,385,134
                                                                         2006   1.255       1.291     1,270,331
                                                                         2005   1.236       1.255     1,495,695
                                                                         2004   1.189       1.236     1,382,613
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)................ 2008   1.006       0.936            --
                                                                         2007   0.921       1.006            --
                                                                         2006   0.836       0.921         1,698
                                                                         2005   0.787       0.836        26,717
                                                                         2004   0.738       0.787        17,365
 Putnam VT International Equity Subaccount (Class IB) (7/01)............ 2007   1.449       1.572            --
                                                                         2006   1.145       1.449       394,641
                                                                         2005   1.030       1.145       451,543
                                                                         2004   0.894       1.030       422,444
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)................. 2007   2.023       2.166            --
                                                                         2006   1.741       2.023       628,760
                                                                         2005   1.641       1.741       622,184
                                                                         2004   1.312       1.641       585,757
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)................... 2006   0.953       1.017            --
                                                                         2005   0.885       0.953       912,697
                                                                         2004   0.838       0.885     1,104,995
 Travelers Convertible Securities Subaccount (8/99)..................... 2006   1.455       1.554            --
                                                                         2005   1.463       1.455            --
                                                                         2004   1.388       1.463            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).................. 2006   2.305       2.523            --
                                                                         2005   2.069       2.305     1,037,187
                                                                         2004   1.793       2.069     1,060,803
 Travelers Equity Income Subaccount (7/97).............................. 2006   1.538       1.620            --
                                                                         2005   1.486       1.538     6,984,373
                                                                         2004   1.364       1.486     7,766,610
 Travelers Federated High Yield Subaccount (10/97)...................... 2006   1.366       1.404            --
                                                                         2005   1.344       1.366       144,690
                                                                         2004   1.229       1.344       145,493
 Travelers Federated Stock Subaccount (7/97)............................ 2006   1.581       1.641            --
                                                                         2005   1.515       1.581     1,265,945
                                                                         2004   1.383       1.515     1,402,815
 Travelers Large Cap Subaccount (7/97).................................. 2006   1.320       1.364            --
                                                                         2005   1.226       1.320     5,416,783
                                                                         2004   1.161       1.226     6,291,689
 Travelers Mercury Large Cap Core Subaccount (10/98).................... 2006   1.246       1.326            --
                                                                         2005   1.122       1.246       401,825
                                                                         2004   0.977       1.122       369,816
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................ 2006   1.286       1.364            --
                                                                         2005   1.259       1.286     2,285,720
                                                                         2004   1.113       1.259     2,446,747
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97).................. 2006   1.979       2.048            --
                                                                         2005   1.940       1.979     4,969,495
                                                                         2004   1.756       1.940     4,604,359
 Travelers MFS(Reg. TM) Value Subaccount (5/04)......................... 2006   1.188       1.286            --
                                                                         2005   1.126       1.188         6,233
                                                                         2004   1.000       1.126         3,503
 Travelers Mondrian International Stock Subaccount (8/97)............... 2006   1.159       1.334            --

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.068       1.159     1,203,096
                                                                          2004   0.931       1.068     1,168,328
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.373       1.461            --
                                                                          2005   1.308       1.373       999,949
                                                                          2004   1.187       1.308     1,089,065
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.008       1.063            --
                                                                          2005   1.000       1.008            --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.558       1.577            --
                                                                          2005   1.516       1.558       531,932
                                                                          2004   1.379       1.516       517,204
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.419       1.409            --
                                                                          2005   1.409       1.419     1,206,162
                                                                          2004   1.376       1.409     1,257,867
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.517       1.587            --
                                                                          2005   1.501       1.517     6,825,267
                                                                          2004   1.374       1.501     7,455,295
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.029       1.187            --
                                                                          2005   1.000       1.029            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.762       1.702            --
                                                                          2005   1.704       1.762     2,180,068
                                                                          2004   1.620       1.704     2,433,134
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.068       1.038            --
                                                                          2008   1.679       1.068       500,540
                                                                          2007   1.734       1.679       388,982
                                                                          2006   1.508       1.734       259,543
                                                                          2005   1.462       1.508       158,092
                                                                          2004   1.256       1.462       103,874
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.580       0.595            --
                                                                          2008   1.027       0.580         8,840
                                                                          2007   0.922       1.027         8,548
                                                                          2006   0.871       0.922        19,445
                                                                          2005   0.815       0.871        24,092
                                                                          2004   0.792       0.815        43,549
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........................ 2013   2.271       2.583       134,506
                                                                          2012   2.010       2.271       153,670
                                                                          2011   2.187       2.010       230,633
                                                                          2010   1.882       2.187       255,962
                                                                          2009   1.186       1.882       244,168
                                                                          2008   2.158       1.186       234,210
                                                                          2007   2.193       2.158       298,662
                                                                          2006   1.912       2.193       317,517
                                                                          2005   1.656       1.912       364,461
                                                                          2004   1.431       1.656       363,799



                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.083       1.162           --
                                                                       2006   1.000       1.083        4,745
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.825       0.868           --
                                                                       2005   0.790       0.825        4,831
                                                                       2004   0.756       0.790        2,999
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.896       0.856           --

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2007   0.777       0.896        34,411
                                                                                  2006   0.766       0.777        29,553
                                                                                  2005   0.720       0.766        23,475
                                                                                  2004   0.682       0.720        31,707
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)........................ 2013   1.741       2.224       323,600
                                                                                  2012   1.437       1.741       337,993
                                                                                  2011   1.596       1.437       383,744
                                                                                  2010   1.444       1.596       425,037
                                                                                  2009   1.027       1.444       438,603
                                                                                  2008   1.686       1.027       435,468
                                                                                  2007   1.485       1.686       339,254
                                                                                  2006   1.247       1.485       119,009
                                                                                  2005   1.106       1.247        23,568
                                                                                  2004   1.000       1.106            --
 American Funds Growth Subaccount (Class 2) (5/04)............................... 2013   1.494       1.922       828,979
                                                                                  2012   1.282       1.494       901,938
                                                                                  2011   1.355       1.282     1,046,208
                                                                                  2010   1.155       1.355     1,070,611
                                                                                  2009   0.838       1.155       979,478
                                                                                  2008   1.513       0.838       780,124
                                                                                  2007   1.362       1.513       611,108
                                                                                  2006   1.250       1.362       265,631
                                                                                  2005   1.088       1.250        81,797
                                                                                  2004   1.000       1.088         2,690
 American Funds Growth-Income Subaccount (Class 2) (5/04)........................ 2013   1.322       1.745       622,325
                                                                                  2012   1.139       1.322       736,990
                                                                                  2011   1.173       1.139       910,550
                                                                                  2010   1.065       1.173       951,371
                                                                                  2009   0.821       1.065       948,808
                                                                                  2008   1.336       0.821     1,334,238
                                                                                  2007   1.287       1.336     1,337,881
                                                                                  2006   1.130       1.287       474,036
                                                                                  2005   1.080       1.130       445,525
                                                                                  2004   1.000       1.080         3,166
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)................................................ 2006   2.214       2.194            --
                                                                                  2005   1.894       2.214     2,477,295
                                                                                  2004   1.603       1.894     1,739,170
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).......................... 2007   2.954       3.099            --
                                                                                  2006   2.255       2.954        54,320
                                                                                  2005   1.783       2.255        47,608
                                                                                  2004   1.444       1.783        68,011
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)............................ 2006   2.505       3.285            --
                                                                                  2005   2.365       2.505       130,738
                                                                                  2004   1.821       2.365        68,411
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)........ 2013   3.183       4.200        70,858
                                                                                  2012   2.827       3.183        99,897
                                                                                  2011   2.898       2.827       115,261
                                                                                  2010   2.216       2.898       124,504
                                                                                  2009   1.701       2.216       154,862
                                                                                  2008   2.453       1.701       175,238
                                                                                  2007   2.658       2.453       173,916
                                                                                  2006   2.314       2.658       124,764
                                                                                  2005   2.139       2.314       105,070
                                                                                  2004   1.781       2.139       137,100
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)..................... 2008   1.343       1.287            --
                                                                                  2007   1.268       1.343       431,791
                                                                                  2006   1.102       1.268       483,463
                                                                                  2005   1.068       1.102       478,623
                                                                                  2004   1.028       1.068       488,966
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)............... 2008   1.637       1.548            --

                             GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2007   1.862       1.637       629,952
                                                                                      2006   1.815       1.862       703,315
                                                                                      2005   1.736       1.815       667,057
                                                                                      2004   1.577       1.736       520,898
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
                                                                                      2007   1.552       1.800       674,355
                                                                                      2006   1.409       1.552       328,958
                                                                                      2005   1.222       1.409       170,959
                                                                                      2004   1.073       1.222       869,834
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2013   1.426       1.949            --
                                                                                      2012   1.180       1.426            --
                                                                                      2011   1.227       1.180            --
                                                                                      2010   1.052       1.227            --
                                                                                      2009   0.784       1.052            --
                                                                                      2008   1.352       0.784           618
                                                                                      2007   1.282       1.352         1,540
                                                                                      2006   1.139       1.282           167
                                                                                      2005   0.955       1.139            --
                                                                                      2004   0.953       0.955           545
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2013   2.159       2.735        36,180
                                                                                      2012   1.862       2.159        35,802
                                                                                      2011   1.865       1.862        54,453
                                                                                      2010   1.638       1.865        61,084
                                                                                      2009   1.273       1.638        82,258
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.091       1.922            --
                                                                                      2007   1.666       2.091       313,886
                                                                                      2006   1.578       1.666       835,178
                                                                                      2005   1.508       1.578       821,849
                                                                                      2004   1.476       1.508            --
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2013   1.736       1.819         2,337
                                                                                      2012   1.538       1.736         2,337
                                                                                      2011   1.495       1.538         2,337
                                                                                      2010   1.329       1.495         2,480
                                                                                      2009   0.934       1.329        28,085
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2013   2.386       3.205       978,123
                                                                                      2012   2.107       2.386     1,091,756
                                                                                      2011   2.391       2.107     1,156,428
                                                                                      2010   1.881       2.391     1,328,863
                                                                                      2009   1.362       1.881     1,471,651
                                                                                      2008   2.281       1.362     1,777,391
                                                                                      2007   2.000       2.281     1,844,186
                                                                                      2006   1.800       2.000     1,882,423
                                                                                      2005   1.543       1.800     1,625,466
                                                                                      2004   1.252       1.543       151,955
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)......................... 2006   1.461       1.710            --
                                                                                      2005   1.337       1.461        42,785
                                                                                      2004   1.201       1.337        25,753
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04).......... 2013   2.156       2.112        66,829
                                                                                      2012   1.928       2.156        85,572
                                                                                      2011   2.318       1.928       175,694
                                                                                      2010   1.994       2.318       179,555
                                                                                      2009   1.169       1.994       165,409
                                                                                      2008   2.499       1.169       186,090
                                                                                      2007   1.963       2.499       164,958
                                                                                      2006   1.550       1.963       122,219
                                                                                      2005   1.231       1.550        33,302
                                                                                      2004   1.000       1.231            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)..................... 2013   1.521       1.849       318,412

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.302       1.521       294,402
                                                                                  2011   1.473       1.302       308,682
                                                                                  2010   1.375       1.473       363,643
                                                                                  2009   1.015       1.375       331,192
                                                                                  2008   1.722       1.015       363,195
                                                                                  2007   1.509       1.722       278,047
                                                                                  2006   1.257       1.509       170,596
                                                                                  2005   1.154       1.257       160,940
                                                                                  2004   1.000       1.154       101,332
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)................. 2006   2.079       2.429            --
                                                                                  2005   1.928       2.079       405,690
                                                                                  2004   1.678       1.928       445,332
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).................. 2006   1.209       1.456            --
                                                                                  2005   1.123       1.209       901,050
                                                                                  2004   1.000       1.123            --
High Yield Bond Trust
 High Yield Bond Trust (3/97).................................................... 2006   1.984       2.032            --
                                                                                  2005   1.981       1.984       333,176
                                                                                  2004   1.843       1.981       284,411
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 2006   1.135       1.174            --
                                                                                  2005   1.066       1.135        66,247
                                                                                  2004   0.996       1.066        46,310
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2013   1.434       1.872        65,996
                                                                                  2012   1.240       1.434       103,439
                                                                                  2011   1.276       1.240        48,843
                                                                                  2010   1.028       1.276        45,118
                                                                                  2009   0.720       1.028        53,522
                                                                                  2008   1.297       0.720        84,929
                                                                                  2007   1.078       1.297        76,251
                                                                                  2006   0.962       1.078        56,269
                                                                                  2005   0.869       0.962        48,318
                                                                                  2004   0.729       0.869        44,929
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2013   0.872       1.104        18,154
                                                                                  2012   0.736       0.872        18,430
                                                                                  2011   0.865       0.736        18,713
                                                                                  2010   0.758       0.865        18,713
                                                                                  2009   0.558       0.758        23,849
                                                                                  2008   1.022       0.558        29,758
                                                                                  2007   0.946       1.022        33,085
                                                                                  2006   0.811       0.946        38,600
                                                                                  2005   0.777       0.811        58,347
                                                                                  2004   0.752       0.777        21,888
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.156       1.302            --
                                                                                  2005   1.124       1.156        18,518
                                                                                  2004   1.000       1.124         1,038
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.976       1.040            --
                                                                                  2006   0.920       0.976            --
                                                                                  2005   0.875       0.920            --
                                                                                  2004   0.861       0.875           453
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2013   1.249       1.825       179,240
                                                                                  2012   1.064       1.249       193,706
                                                                                  2011   1.051       1.064       205,748
                                                                                  2010   0.850       1.051       242,292
                                                                                  2009   0.639       0.850       413,265
                                                                                  2008   1.085       0.639       457,745
                                                                                  2007   1.081       1.085       561,203
                                                                                  2006   1.005       1.081       603,150
                                                                                  2005   0.911       1.005       447,111
                                                                                  2004   0.838       0.911       242,272
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2013   1.227       1.603       178,951

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2012   1.079       1.227       181,388
                                                                                 2011   1.164       1.079       181,822
                                                                                 2010   1.010       1.164       267,353
                                                                                 2009   0.790       1.010       431,207
                                                                                 2008   1.259       0.790       388,104
                                                                                 2007   1.258       1.259       425,734
                                                                                 2006   1.089       1.258       102,989
                                                                                 2005   1.052       1.089        89,441
                                                                                 2004   0.983       1.052        76,994
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)........... 2013   1.392       1.789        49,608
                                                                                 2012   1.214       1.392        50,522
                                                                                 2011   1.197       1.214        43,752
                                                                                 2010   1.075       1.197        36,540
                                                                                 2009   0.891       1.075        66,166
                                                                                 2008   1.275       0.891        63,516
                                                                                 2007   1.189       1.275        61,478
                                                                                 2006   1.048       1.189        45,723
                                                                                 2005   1.016       1.048        47,958
                                                                                 2004   0.945       1.016        25,317
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................ 2011   0.932       1.014            --
                                                                                 2010   0.843       0.932         3,212
                                                                                 2009   0.698       0.843        25,106
                                                                                 2008   0.989       0.698        21,763
                                                                                 2007   0.940       0.989        19,653
                                                                                 2006   0.806       0.940        31,397
                                                                                 2005   0.817       0.806        28,767
                                                                                 2004   0.799       0.817        74,501
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 2013   1.533       1.909        12,415
                                                                                 2012   1.358       1.533        11,384
                                                                                 2011   1.273       1.358         4,058
                                                                                 2010   1.147       1.273         1,506
                                                                                 2009   0.944       1.147         9,035
                                                                                 2008   1.470       0.944        11,216
                                                                                 2007   1.458       1.470        15,300
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 2013   1.800       2.453       323,922
                                                                                 2012   1.513       1.800       382,153
                                                                                 2011   1.541       1.513       412,388
                                                                                 2010   1.419       1.541       456,686
                                                                                 2009   1.008       1.419       507,985
                                                                                 2008   1.626       1.008       529,873
                                                                                 2007   1.562       1.626       635,361
                                                                                 2006   1.511       1.562       752,722
                                                                                 2005   1.453       1.511       813,934
                                                                                 2004   1.464       1.453       471,937
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2013   1.997       2.613        67,510
                                                                                 2012   1.734       1.997        70,924
                                                                                 2011   1.671       1.734        88,492
                                                                                 2010   1.544       1.671        95,707
                                                                                 2009   1.255       1.544       219,616
                                                                                 2008   1.971       1.255       282,522
                                                                                 2007   1.919       1.971       331,598
                                                                                 2006   1.642       1.919       142,965
                                                                                 2005   1.559       1.642       120,447
                                                                                 2004   1.429       1.559       113,922
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2013   1.599       2.325        64,137
                                                                                 2012   1.355       1.599       103,146
                                                                                 2011   1.352       1.355        98,991
                                                                                 2010   1.092       1.352       103,546
                                                                                 2009   0.774       1.092       144,323
                                                                                 2008   1.320       0.774       135,319
                                                                                 2007   1.214       1.320       127,089
                                                                                 2006   1.089       1.214        52,885
                                                                                 2005   1.050       1.089        47,796
                                                                                 2004   0.923       1.050        44,056
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.672       0.656            --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2008   1.088
                                                                                           2007   1.049
                                                                                           2006   0.922
                                                                                           2005   0.895
                                                                                           2004   0.821
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.050
                                                                                           2010   1.024
                                                                                           2009   0.805
                                                                                           2008   1.440
                                                                                           2007   1.369
                                                                                           2006   1.101
                                                                                           2005   0.997
                                                                                           2004   0.855
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2013   2.061
                                                                                           2012   1.884
                                                                                           2011   1.906
                                                                                           2010   1.719
                                                                                           2009   1.415
                                                                                           2008   1.914
                                                                                           2007   1.746
                                                                                           2006   1.640
                                                                                           2005   1.589
                                                                                           2004   1.513
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.019
                                                                                           2010   0.944
                                                                                           2009   0.813
                                                                                           2008   1.044
                                                                                           2007   1.042
                                                                                           2006   1.012
                                                                                           2005   1.000
                                                                                           2004   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2013   2.209
                                                                                           2012   1.896
                                                                                           2011   1.873
                                                                                           2010   1.624
                                                                                           2009   1.027
                                                                                           2008   1.484
                                                                                           2007   1.497
                                                                                           2006   1.364
                                                                                           2005   1.345
                                                                                           2004   1.232
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.319
                                                                                           2009   1.332
                                                                                           2008   1.313
                                                                                           2007   1.266
                                                                                           2006   1.224
                                                                                           2005   1.204
                                                                                           2004   1.207
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2007   2.132
                                                                                           2006   1.826
                                                                                           2005   1.775
                                                                                           2004   1.658
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 2007   1.422
                                                                                           2006   1.277
                                                                                           2005   1.251
                                                                                           2004   1.163
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2007   1.808
                                                                                           2006   1.546
                                                                                           2005   1.469
                                                                                           2004   1.343
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 2007   1.292



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.672       850,955
                                                                                           1.088       860,972
                                                                                           1.049       706,127
                                                                                           0.922       626,919
                                                                                           0.895     1,472,371
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.132            --
                                                                                           1.050        96,385
                                                                                           1.024       170,445
                                                                                           0.805       216,559
                                                                                           1.440       262,215
                                                                                           1.369       261,654
                                                                                           1.101       271,620
                                                                                           0.997       293,359
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)................... 2.419       152,619
                                                                                           2.061       185,737
                                                                                           1.884       151,574
                                                                                           1.906       163,185
                                                                                           1.719       186,027
                                                                                           1.415       257,988
                                                                                           1.914       386,633
                                                                                           1.746       363,311
                                                                                           1.640       394,874
                                                                                           1.589       439,540
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.008            --
                                                                                           1.019            --
                                                                                           0.944            --
                                                                                           0.813         7,553
                                                                                           1.044        32,555
                                                                                           1.042        34,273
                                                                                           1.012         9,179
                                                                                           1.000            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.385        21,704
                                                                                           2.209        21,190
                                                                                           1.896        22,363
                                                                                           1.873        36,615
                                                                                           1.624        53,049
                                                                                           1.027        62,411
                                                                                           1.484       141,056
                                                                                           1.497       132,466
                                                                                           1.364       123,485
                                                                                           1.345       108,361
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.314            --
                                                                                           1.319        77,076
                                                                                           1.332       680,677
                                                                                           1.313     1,032,571
                                                                                           1.266     1,014,016
                                                                                           1.224       865,878
                                                                                           1.204       548,407
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2.240            --
                                                                                           2.132       218,572
                                                                                           1.826       203,410
                                                                                           1.775       261,535
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 1.465            --
                                                                                           1.422        21,039
                                                                                           1.277        22,927
                                                                                           1.251        18,533
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 1.903            --
                                                                                           1.808       217,521
                                                                                           1.546       233,308
                                                                                           1.469       325,091
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 1.380            --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2006   1.157
                                                                                           2005   1.116
                                                                                           2004   0.977
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.311
                                                                                           2006   1.131
                                                                                           2005   1.108
                                                                                           2004   1.000
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.380
                                                                                           2006   1.243
                                                                                           2005   1.162
                                                                                           2004   1.000
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 2006   1.871
                                                                                           2005   1.822
                                                                                           2004   1.684
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.479
                                                                                           2007   2.365
                                                                                           2006   2.476
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2013   2.173
                                                                                           2012   1.880
                                                                                           2011   1.854
                                                                                           2010   1.613
                                                                                           2009   1.107
                                                                                           2008   1.476
                                                                                           2007   1.453
                                                                                           2006   1.374
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 2007   1.382
                                                                                           2006   1.301
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 2013   1.314
                                                                                           2012   1.171
                                                                                           2011   1.182
                                                                                           2010   1.063
                                                                                           2009   0.902
                                                                                           2008   1.455
                                                                                           2007   1.440
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2013   1.069
                                                                                           2012   0.856
                                                                                           2011   0.914
                                                                                           2010   0.795
                                                                                           2009   0.596
                                                                                           2008   1.031
                                                                                           2007   1.224
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2013   2.855
                                                                                           2012   2.352
                                                                                           2011   2.567
                                                                                           2010   2.367
                                                                                           2009   1.672
                                                                                           2008   2.909
                                                                                           2007   2.256
                                                                                           2006   2.194
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.292        47,691
                                                                                           1.157        34,134
                                                                                           1.116         5,571
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.365            --
                                                                                           1.311         4,666
                                                                                           1.131           546
                                                                                           1.108            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.523            --
                                                                                           1.380         1,859
                                                                                           1.243           135
                                                                                           1.162            --
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 1.933            --
                                                                                           1.871       663,326
                                                                                           1.822       959,539
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.393            --
                                                                                           2.479       358,020
                                                                                           2.365       364,945
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.361       153,193
                                                                                           2.173       175,421
                                                                                           1.880       189,908
                                                                                           1.854       228,281
                                                                                           1.613       382,881
                                                                                           1.107       452,850
                                                                                           1.476       610,595
                                                                                           1.453        16,710
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 1.452            --
                                                                                           1.382        41,400
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 1.743        76,800
                                                                                           1.314        71,598
                                                                                           1.171        55,400
                                                                                           1.182       100,710
                                                                                           1.063       108,152
                                                                                           0.902        92,630
                                                                                           1.455        49,767
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.097       571,386
                                                                                           1.069       580,431
                                                                                           0.856       576,141
                                                                                           0.914       582,009
                                                                                           0.795       664,240
                                                                                           0.596       754,036
                                                                                           1.031       645,652
                                                                                           1.224       513,630
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.645       916,963
                                                                                           2.855     1,059,779
                                                                                           2.352     1,162,410
                                                                                           2.567     1,309,700
                                                                                           2.367     1,633,919
                                                                                           1.672     2,021,781
                                                                                           2.909     2,304,913
                                                                                           2.256     2,506,161
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2013   1.598
                                                                                           2012   1.249
                                                                                           2011   1.469
                                                                                           2010   1.273
                                                                                           2009   0.829
                                                                                           2008   1.414
                                                                                           2007   1.443
                                                                                           2006   1.305
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2013   1.715
                                                                                           2012   1.464
                                                                                           2011   1.503
                                                                                           2010   1.324
                                                                                           2009   1.058
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2013   1.392
                                                                                           2012   1.228
                                                                                           2011   1.290
                                                                                           2010   1.039
                                                                                           2009   0.831
                                                                                           2008   1.373
                                                                                           2007   1.507
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2013   1.502
                                                                                           2012   1.282
                                                                                           2011   1.308
                                                                                           2010   1.046
                                                                                           2009   0.788
                                                                                           2008   1.299
                                                                                           2007   1.180
                                                                                           2006   1.185
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 2013   1.227
                                                                                           2012   1.073
                                                                                           2011   1.208
                                                                                           2010   1.022
                                                                                           2009   0.801
                                                                                           2008   1.083
                                                                                           2007   1.107
                                                                                           2006   1.035
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.592
                                                                                           2008   2.154
                                                                                           2007   2.049
                                                                                           2006   1.933
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.676
                                                                                           2010   0.638
                                                                                           2009   0.467
                                                                                           2008   0.894
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 2013   3.513
                                                                                           2012   3.031
                                                                                           2011   3.105
                                                                                           2010   2.566
                                                                                           2009   1.841
                                                                                           2008   3.058
                                                                                           2007   2.537
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2013   2.407



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.067       133,937
                                                                                           1.598       156,743
                                                                                           1.249       126,119
                                                                                           1.469       124,339
                                                                                           1.273       152,308
                                                                                           0.829       100,100
                                                                                           1.414       155,034
                                                                                           1.443        81,224
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.296        65,661
                                                                                           1.715        93,924
                                                                                           1.464       133,958
                                                                                           1.503       155,897
                                                                                           1.324       147,107
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 1.793        62,332
                                                                                           1.392        69,361
                                                                                           1.228        54,327
                                                                                           1.290        54,704
                                                                                           1.039        41,692
                                                                                           0.831        21,959
                                                                                           1.373        82,665
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.086        32,585
                                                                                           1.502        30,711
                                                                                           1.282        27,593
                                                                                           1.308        25,189
                                                                                           1.046        22,489
                                                                                           0.788        43,918
                                                                                           1.299        39,488
                                                                                           1.180        29,932
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 1.616        61,780
                                                                                           1.227        58,156
                                                                                           1.073        44,246
                                                                                           1.208        41,582
                                                                                           1.022        36,841
                                                                                           0.801        30,583
                                                                                           1.083        22,114
                                                                                           1.107        14,240
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.577            --
                                                                                           1.592       543,843
                                                                                           2.154       583,398
                                                                                           2.049       627,119
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.720            --
                                                                                           0.676         2,108
                                                                                           0.638           143
                                                                                           0.467            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 4.075         1,605
                                                                                           3.513         1,617
                                                                                           3.031        12,144
                                                                                           3.105        11,826
                                                                                           2.566        11,841
                                                                                           1.841        41,098
                                                                                           3.058       123,796
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2.574        47,102

                          GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012    2.151       2.407       34,473
                                                                                2011    2.076       2.151       34,933
                                                                                2010    1.855       2.076       39,173
                                                                                2009    1.369       1.855       34,059
                                                                                2008    1.697       1.369       30,128
                                                                                2007    1.606       1.697       62,141
                                                                                2006    1.528       1.606       23,923
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009    0.624       0.594           --
                                                                                2008    1.101       0.624       50,499
                                                                                2007    0.995       1.101       50,703
                                                                                2006    1.005       0.995       55,010
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013    1.051       1.346      771,658
                                                                                2012    0.911       1.051      752,907
                                                                                2011    1.062       0.911      670,237
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)............ 2013   10.811      11.323           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013    3.342       3.145       34,300
                                                                                2012    2.839       3.342       36,314
                                                                                2011    3.520       2.839       30,678
                                                                                2010    2.871       3.520       41,359
                                                                                2009    1.717       2.871       59,930
                                                                                2008    3.893       1.717       57,856
                                                                                2007    3.080       3.893       51,693
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013    1.349       1.590      122,906
                                                                                2012    1.169       1.349      119,081
                                                                                2011    1.325       1.169      110,476
                                                                                2010    1.203       1.325       64,304
                                                                                2009    0.925       1.203       62,342
                                                                                2008    1.623       0.925       73,269
                                                                                2007    1.541       1.623       61,884
 MIST MLA Mid Cap Subaccount (Class A) (4/07).................................. 2013    2.450       2.659           --
                                                                                2012    2.347       2.450      192,496
                                                                                2011    2.503       2.347      210,836
                                                                                2010    2.054       2.503      276,944
                                                                                2009    1.515       2.054      318,840
                                                                                2008    1.089       1.515      358,519
                                                                                2007    1.225       1.089          202
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 2013    1.030       1.415       27,973
                                                                                2012    0.953       1.030       23,545
                                                                                2011    1.036       0.953       19,936
                                                                                2010    0.793       1.036       17,715
                                                                                2009    0.510       0.793       15,868
                                                                                2008    0.917       0.510        2,745
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............. 2012    0.864       0.972           --
                                                                                2011    0.883       0.864       84,132
                                                                                2010    0.814       0.883       79,814
                                                                                2009    0.572       0.814      137,194
                                                                                2008    1.018       0.572      478,919
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................. 2013    1.138       1.433       81,447
                                                                                2012    0.947       1.138       80,866
                                                                                2011    1.044       0.947      103,855
                                                                                2010    0.909       1.044      116,468
                                                                                2009    0.655       0.909      166,216
                                                                                2008    1.111       0.655      380,955
                                                                                2007    1.056       1.111      510,670
                                                                                2006    0.996       1.056      916,784
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013    1.117       1.404      824,624
                                                                                2012    0.933       1.117      830,232
                                                                                2011    1.030       0.933      809,087
                                                                                2010    0.899       1.030      912,693
                                                                                2009    0.651       0.899    1,028,396
                                                                                2008    1.107       0.651    1,222,749
                                                                                2007    1.054       1.107    1,332,839
                                                                                2006    0.996       1.054    1,236,065
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............... 2013    1.488       1.339      232,880

                        GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012    1.377       1.488      284,516
                                                                            2011    1.249       1.377      233,791
                                                                            2010    1.170       1.249      233,097
                                                                            2009    1.000       1.170      259,025
                                                                            2008    1.083       1.000      201,107
                                                                            2007    1.020       1.083        3,502
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2013    1.937       1.878      610,215
                                                                            2012    1.793       1.937      524,687
                                                                            2011    1.758       1.793      508,642
                                                                            2010    1.644       1.758      578,756
                                                                            2009    1.471       1.644      532,062
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2013    1.539       2.024       81,633
                                                                            2012    1.407       1.539       83,672
                                                                            2011    1.491       1.407       92,595
                                                                            2010    1.298       1.491       97,643
                                                                            2009    1.060       1.298      103,948
                                                                            2008    1.596       1.060      147,414
                                                                            2007    1.538       1.596      154,843
                                                                            2006    1.426       1.538      186,585
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................... 2007    1.120       1.239           --
                                                                            2006    1.061       1.120           64
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2013    2.454       2.464       75,505
                                                                            2012    2.224       2.454      178,042
                                                                            2011    2.171       2.224      162,513
                                                                            2010    1.958       2.171      165,254
                                                                            2009    1.488       1.958      180,217
                                                                            2008    1.687       1.488      365,236
                                                                            2007    1.600       1.687      362,331
                                                                            2006    1.540       1.600      302,457
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13)............ 2013   10.217      10.772           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2013    1.049       1.387      224,383
                                                                            2012    0.899       1.049      218,266
                                                                            2011    0.948       0.899      272,633
                                                                            2010    0.819       0.948      335,717
                                                                            2009    0.700       0.819      383,584
                                                                            2008    1.111       0.700      344,914
                                                                            2007    1.081       1.111      323,935
                                                                            2006    1.001       1.081      238,788
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *.......... 2013    1.376       1.802      216,717
                                                                            2012    1.180       1.376      249,324
                                                                            2011    1.311       1.180      234,467
                                                                            2010    1.106       1.311      322,476
                                                                            2009    0.885       1.106      355,916
                                                                            2008    1.276       0.885      433,632
                                                                            2007    1.331       1.276      534,019
                                                                            2006    1.302       1.331       51,735
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007    1.666       1.721           --
                                                                            2006    1.615       1.666    3,159,459
                                                                            2005    1.601       1.615    3,084,611
                                                                            2004    1.548       1.601    2,991,212
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007    1.891       2.031           --
                                                                            2006    1.512       1.891    1,647,916
                                                                            2005    1.334       1.512    1,941,264
                                                                            2004    1.175       1.334    2,909,419
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007    1.369       1.431           --
                                                                            2006    1.230       1.369    3,400,027
                                                                            2005    1.167       1.230    3,599,368
                                                                            2004    1.072       1.167    3,823,809
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007    1.803       1.802           --
                                                                            2006    1.604       1.803    1,232,826
                                                                            2005    1.513       1.604    1,316,120
                                                                            2004    1.331       1.513    1,313,625
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2013    2.174       2.099      243,589

                      GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   2.117       2.174       254,615
                                                                        2011   1.992       2.117       287,632
                                                                        2010   1.900       1.992       304,159
                                                                        2009   1.827       1.900       328,897
                                                                        2008   1.744       1.827       426,703
                                                                        2007   1.720       1.744       499,566
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2013   1.871       1.835       271,021
                                                                        2012   1.760       1.871       314,653
                                                                        2011   1.671       1.760       345,369
                                                                        2010   1.560       1.671       315,228
                                                                        2009   1.441       1.560       351,895
                                                                        2008   1.510       1.441       379,320
                                                                        2007   1.437       1.510       332,369
                                                                        2006   1.379       1.437       447,838
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2013   1.243       1.649       458,293
                                                                        2012   1.099       1.243       477,138
                                                                        2011   1.221       1.099       502,741
                                                                        2010   1.031       1.221       595,483
                                                                        2009   0.816       1.031       916,928
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.070       2.794            --
                                                                        2008   3.194       2.070            --
 MSF BlackRock Diversified Subaccount (Class A) (4/07)................. 2013   1.892       2.255       246,649
                                                                        2012   1.703       1.892       308,424
                                                                        2011   1.659       1.703       307,575
                                                                        2010   1.531       1.659       354,602
                                                                        2009   1.320       1.531       475,581
                                                                        2008   1.776       1.320        80,729
                                                                        2007   1.757       1.776       188,221
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2013   1.282       1.670        24,187
                                                                        2012   1.138       1.282        29,043
                                                                        2011   1.128       1.138         9,497
                                                                        2010   1.048       1.128         6,667
                                                                        2009   0.954       1.048         5,411
                                                                        2008   1.396       0.954            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2013   1.203       1.189     2,505,635
                                                                        2012   1.217       1.203     2,597,547
                                                                        2011   1.231       1.217     2,588,171
                                                                        2010   1.245       1.231     2,791,932
                                                                        2009   1.254       1.245     2,805,600
                                                                        2008   1.233       1.254     3,192,687
                                                                        2007   1.188       1.233     3,278,590
                                                                        2006   1.158       1.188     3,215,541
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.645       0.639            --
                                                                        2008   1.092       0.645         1,731
                                                                        2007   1.150       1.092         4,408
 MSF Davis Venture Value Subaccount (Class A) (4/08)................... 2013   1.214       1.605       270,717
                                                                        2012   1.088       1.214       309,571
                                                                        2011   1.147       1.088       303,370
                                                                        2010   1.036       1.147       332,691
                                                                        2009   0.794       1.036       379,785
                                                                        2008   1.282       0.794       466,832
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.760       0.795            --
                                                                        2008   1.394       0.760     1,168,891
                                                                        2007   1.356       1.394     1,224,247
                                                                        2006   1.334       1.356     1,320,970
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.459       1.609            --
                                                                        2012   1.277       1.459       125,105
                                                                        2011   1.377       1.277       152,347
                                                                        2010   1.217       1.377       164,483
                                                                        2009   1.012       1.217       269,013
                                                                        2008   1.678       1.012       274,630
                                                                        2007   1.631       1.678       338,801
                                                                        2006   1.585       1.631       382,714
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2013   1.475       1.934       161,467

                            GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012    1.346       1.475      173,731
                                                                                    2011    1.405       1.346      177,509
                                                                                    2010    1.234       1.405      218,821
                                                                                    2009    0.837       1.234      316,288
                                                                                    2008    1.560       0.837      356,043
                                                                                    2007    1.310       1.560      332,537
                                                                                    2006    1.338       1.310      388,150
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2013    0.936       1.268      104,348
                                                                                    2012    0.970       0.936      177,690
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012    0.857       0.979           --
                                                                                    2011    0.865       0.857       31,904
                                                                                    2010    0.786       0.865       34,134
                                                                                    2009    0.570       0.786       30,990
                                                                                    2008    0.858       0.570       45,078
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011    0.981       1.065           --
                                                                                    2010    0.858       0.981      376,649
                                                                                    2009    0.660       0.858      385,597
                                                                                    2008    1.121       0.660      417,149
                                                                                    2007    1.098       1.121      310,613
                                                                                    2006    1.000       1.098        2,538
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2013    1.327       1.368      440,115
                                                                                    2012    1.229       1.327      347,794
                                                                                    2011    1.204       1.229      332,770
                                                                                    2010    1.107       1.204      368,759
                                                                                    2009    0.929       1.107      447,744
                                                                                    2008    1.098       0.929      200,478
                                                                                    2007    1.052       1.098      180,965
                                                                                    2006    1.000       1.052       25,702
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2013    1.275       1.398    1,357,838
                                                                                    2012    1.157       1.275    1,346,351
                                                                                    2011    1.158       1.157    1,487,486
                                                                                    2010    1.051       1.158    1,494,445
                                                                                    2009    0.859       1.051    1,374,926
                                                                                    2008    1.109       0.859    1,572,585
                                                                                    2007    1.070       1.109    1,363,809
                                                                                    2006    1.000       1.070       99,260
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)....................... 2013   22.194      25.885          304
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2013    1.208       1.409    4,848,741
                                                                                    2012    1.079       1.208    4,921,137
                                                                                    2011    1.107       1.079    4,808,567
                                                                                    2010    0.989       1.107    4,765,998
                                                                                    2009    0.791       0.989    4,738,265
                                                                                    2008    1.121       0.791    5,929,292
                                                                                    2007    1.087       1.121    5,364,482
                                                                                    2006    1.000       1.087      160,226
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2013    1.142       1.403    2,856,847
                                                                                    2012    1.001       1.142    3,128,957
                                                                                    2011    1.052       1.001    2,991,247
                                                                                    2010    0.928       1.052    3,104,348
                                                                                    2009    0.727       0.928    3,568,201
                                                                                    2008    1.134       0.727    4,543,502
                                                                                    2007    1.105       1.134    4,050,840
                                                                                    2006    1.000       1.105       97,071
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2013    2.214       2.891      701,377
                                                                                    2012    1.935       2.214      698,925
                                                                                    2011    1.921       1.935      715,941
                                                                                    2010    1.692       1.921      697,013
                                                                                    2009    1.356       1.692    1,021,123
                                                                                    2008    2.180       1.356      824,665
                                                                                    2007    2.197       2.180      892,378
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013    2.396       2.813    1,340,382

                           GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   2.177       2.396     1,512,010
                                                                                   2011   2.154       2.177     1,626,988
                                                                                   2010   1.984       2.154     1,746,941
                                                                                   2009   1.695       1.984     2,269,079
                                                                                   2008   2.207       1.695     2,484,195
                                                                                   2007   2.144       2.207     2,565,350
                                                                                   2006   1.999       2.144     2,442,765
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2013   1.523       2.044     1,410,861
                                                                                   2012   1.321       1.523     1,541,857
                                                                                   2011   1.325       1.321     1,632,316
                                                                                   2010   1.203       1.325     1,772,834
                                                                                   2009   1.007       1.203     1,913,290
                                                                                   2008   1.510       1.007     2,054,169
                                                                                   2007   1.419       1.510     2,268,880
                                                                                   2006   1.280       1.419     1,920,734
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *...................... 2013   1.578       1.902       421,639
                                                                                   2012   1.349       1.578       419,177
                                                                                   2011   1.560       1.349       409,104
                                                                                   2010   1.459       1.560       405,607
                                                                                   2009   1.147       1.459       426,910
                                                                                   2008   2.003       1.147       446,421
                                                                                   2007   2.051       2.003       368,700
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   2.677       3.354       139,118
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2013   2.005       2.746       283,372
                                                                                   2012   1.743       2.005       302,245
                                                                                   2011   1.839       1.743       306,203
                                                                                   2010   1.466       1.839       342,008
                                                                                   2009   1.176       1.466       354,741
                                                                                   2008   1.790       1.176       514,574
                                                                                   2007   1.842       1.790       479,012
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2013   1.665       2.284        13,875
                                                                                   2012   1.419       1.665         9,522
                                                                                   2011   1.455       1.419        23,928
                                                                                   2010   1.261       1.455        25,576
                                                                                   2009   0.892       1.261        13,023
                                                                                   2008   1.457       0.892        13,043
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   2.144       3.055       334,477
                                                                                   2012   1.871       2.144       388,949
                                                                                   2011   1.866       1.871       401,193
                                                                                   2010   1.401       1.866       444,326
                                                                                   2009   1.023       1.401       539,837
                                                                                   2008   1.551       1.023       646,804
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.165       2.251            --
                                                                                   2006   2.032       2.165       365,145
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   2.034       1.999       270,128
                                                                                   2012   1.987       2.034       336,737
                                                                                   2011   1.902       1.987       339,470
                                                                                   2010   1.816       1.902       349,233
                                                                                   2009   1.758       1.816       408,689
                                                                                   2008   1.782       1.758       484,798
                                                                                   2007   1.725       1.782       670,477
                                                                                   2006   1.662       1.725       639,799
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.146       1.158            --
                                                                                   2005   1.127       1.146     1,320,152
                                                                                   2004   1.128       1.127       627,877
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.124       1.190            --
                                                                                   2005   1.076       1.124            --
                                                                                   2004   1.000       1.076            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.994       1.016            --
                                                                                   2006   0.999       0.994            --
                                                                                   2005   1.000       0.999            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.418       1.467            --

                    GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2008   1.368       1.418       315,874
                                                                     2007   1.273       1.368       228,125
                                                                     2006   1.240       1.273       198,678
                                                                     2005   1.224       1.240       155,217
                                                                     2004   1.181       1.224       137,113
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)............ 2008   0.990       0.920            --
                                                                     2007   0.908       0.990            --
                                                                     2006   0.827       0.908         8,677
                                                                     2005   0.780       0.827        15,111
                                                                     2004   0.733       0.780        13,080
 Putnam VT International Equity Subaccount (Class IB) (7/01)........ 2007   1.429       1.549            --
                                                                     2006   1.132       1.429        45,624
                                                                     2005   1.020       1.132        44,320
                                                                     2004   0.888       1.020        38,611
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)............. 2007   1.995       2.134            --
                                                                     2006   1.721       1.995       232,931
                                                                     2005   1.626       1.721       146,395
                                                                     2004   1.303       1.626        91,130
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............... 2006   0.942       1.005            --
                                                                     2005   0.876       0.942        47,271
                                                                     2004   0.832       0.876        60,480
 Travelers Convertible Securities Subaccount (8/99)................. 2006   1.432       1.528            --
                                                                     2005   1.443       1.432        19,865
                                                                     2004   1.373       1.443        16,992
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).............. 2006   2.264       2.476            --
                                                                     2005   2.037       2.264       371,108
                                                                     2004   1.769       2.037       101,002
 Travelers Equity Income Subaccount (7/97).......................... 2006   1.506       1.585            --
                                                                     2005   1.458       1.506       365,688
                                                                     2004   1.343       1.458     1,272,888
 Travelers Federated High Yield Subaccount (10/97).................. 2006   1.338       1.374            --
                                                                     2005   1.320       1.338        14,688
                                                                     2004   1.210       1.320         7,239
 Travelers Federated Stock Subaccount (7/97)........................ 2006   1.548       1.605            --
                                                                     2005   1.487       1.548        71,923
                                                                     2004   1.360       1.487       108,852
 Travelers Large Cap Subaccount (7/97).............................. 2006   1.293       1.334            --
                                                                     2005   1.203       1.293       453,634
                                                                     2004   1.143       1.203       668,030
 Travelers Mercury Large Cap Core Subaccount (10/98)................ 2006   1.224       1.301            --
                                                                     2005   1.105       1.224        20,460
                                                                     2004   0.964       1.105        25,111
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)............ 2006   1.263       1.338            --
                                                                     2005   1.239       1.263       340,916
                                                                     2004   1.099       1.239       372,161
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97).............. 2006   1.934       1.999            --
                                                                     2005   1.900       1.934     2,332,491
                                                                     2004   1.724       1.900     1,400,796
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................... 2006   1.183       1.280            --
                                                                     2005   1.124       1.183     1,774,906
                                                                     2004   1.000       1.124            --
 Travelers Mondrian International Stock Subaccount (8/97)........... 2006   1.135       1.305            --
                                                                     2005   1.048       1.135        87,375
                                                                     2004   0.916       1.048       191,964
 Travelers Pioneer Fund Subaccount (3/97)........................... 2006   1.342       1.426            --
                                                                     2005   1.281       1.342       174,734
                                                                     2004   1.166       1.281       160,136
 Travelers Pioneer Mid Cap Value Subaccount (8/05).................. 2006   1.007       1.061            --
                                                                     2005   1.000       1.007            --

                       GOLD TRACK SELECT MICC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.522       1.540            --
                                                                          2005   1.485       1.522       218,154
                                                                          2004   1.354       1.485       139,939
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.390       1.379            --
                                                                          2005   1.383       1.390       429,437
                                                                          2004   1.355       1.383       344,205
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.483       1.550            --
                                                                          2005   1.470       1.483       757,966
                                                                          2004   1.349       1.470     1,025,980
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.028       1.185            --
                                                                          2005   1.000       1.028            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.721       1.662            --
                                                                          2005   1.669       1.721       648,697
                                                                          2004   1.591       1.669       496,882
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.053       1.023            --
                                                                          2008   1.659       1.053       145,603
                                                                          2007   1.719       1.659       146,226
                                                                          2006   1.498       1.719       124,551
                                                                          2005   1.455       1.498       138,328
                                                                          2004   1.254       1.455        77,925
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.569       0.584            --
                                                                          2008   1.010       0.569         8,318
                                                                          2007   0.909       1.010         6,848
                                                                          2006   0.861       0.909         5,763
                                                                          2005   0.807       0.861        10,445
                                                                          2004   0.787       0.807        19,930
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........................ 2013   2.191       2.486        32,955
                                                                          2012   1.945       2.191        32,858
                                                                          2011   2.121       1.945        31,033
                                                                          2010   1.830       2.121        33,357
                                                                          2009   1.156       1.830        36,194
                                                                          2008   2.108       1.156        32,671
                                                                          2007   2.148       2.108        28,034
                                                                          2006   1.877       2.148        26,730
                                                                          2005   1.630       1.877        24,512
                                                                          2004   1.412       1.630        30,327

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(Reg. TM) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into
Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.